                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-41034
                                                              File No. 811-06324

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

     Pre-Effective Amendment No.                                        / /

     Post-Effective Amendment No.   33                                  /X/

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/

    Amendment No.   33

                  DELAWARE GROUP GLOBAL AND INTERNATIONAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania            19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              March 30, 2006

It is proposed that this filing will become effective:

            Immediately upon filing pursuant to paragraph (b)
-----------
            on (date) pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
     X      on March 30, 2006 pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

               this post-effective amendment designates a new effective date for
-----------    a previously filed post-effective amendment

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 33 to Registration File No. 033-41034 includes the following:

               1.     Facing Page

               2.     Contents Page

               3.     Part A - Prospectuses

               4.     Part B - Statement of Additional Information

               5.     Part C - Other Information

               6.     Signatures

               7.     Exhibits

                           [DELAWARE INVESTMENTS LOGO]

                    Delaware International Value Equity Fund
                         Delaware Emerging Markets Fund
                           Delaware Global Value Fund
             (Formerly Delaware International Small Cap Value Fund)

                      Class A o Class B o Class C o Class R

                                   Prospectus
                                 March 30, 2006

                                  International

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                                   page
Delaware International Value Equity Fund
Delaware Emerging Markets Fund
Delaware Global Value Fund

How the Funds are managed                                       page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds
Disclosure of portfolio holdings information

Who manages the Funds                                           page
Investment manager
Portfolio managers
Who's who?

About your account                                              page
Investing in the Funds
     Choosing a share class
     Dealer compensation
How to reduce your sales charge
How to buy shares
Fair valuation
Retirement plans
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions and taxes
Other investment policies and risk considerations

Certain management considerations                               Page

Financial highlights                                            page

Glossary                                                        page

Profile: Delaware International Value Equity Fund

What is the Fund's goal?
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  Although the Fund will strive to meet its goal,  there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests  primarily in equity  securities that provide the potential for capital  appreciation  and income.  At least 65% of the Fund's total assets will invest in equity  securities  of issuers  from foreign  countries.  An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its  operating  income.
The Fund may invest more than 25% of the its total assets in the  securities  of issuers located in the same country.

Under normal  circumstances,  the Fund will invest at least 80% of its assets in equity securities (the "80% policy").

In selecting investments for the Fund,

o    The Fund's  portfolio  managers  strive to identify well managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.

o    In order to compare the value of  different  stocks,  the Fund's  portfolio managers  consider  whether the future dividends on a stock are expected to increase faster than,  slower than, or in line with the level of inflation.
     The Fund's  portfolio  managers  then estimate what they think the value of those  anticipated  future dividends would be worth if those dividends were being paid today. The Fund's portfolio  managers believe this gives them an estimate of the stock's  true value.  The Fund's  portfolio  managers  also evaluate other value characteristics,  such as relative  price-to-earnings, book-to-price, and cash flow-to-price ratios.

o    The Fund's portfolio  managers  generally prefer to purchase  securities in countries  where the currency is  undervalued  or  fair-valued  compared to other  countries  because they believe these  securities  may offer greater return  potential.  The Fund's  portfolio  managers  attempt  to  determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services  in another  country.  When the  dollar  buys  less,  the  foreign currency  may be  overvalued,  and when the dollar  buys more,  the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock prices, which can be caused by a drop in foreign stock markets or poor  performance  in  specific  industries  or  companies.  Because the Fund
invests  in   international   securities  in  both  established  and  developing
countries,  it will be affected by  international  investment  risks  related to currency valuations, political instability,  economic instability, and generally more lax accounting and regulatory standards.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on [page ___].

The  Fund's  80%  policy  described  above may be  changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.
o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware International Value Equity Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar years as well as the average annual returns of Class A, B,
C and R shares for  one-year,  five-year,  ten-year  and  lifetime  periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps, if any, in effect during these periods.  The returns would be lower without the caps.

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was [ ]% for the quarter ended [ ] and its lowest  quarterly return was [
]% for the quarter ended [ ].

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown. The average annual returns in the table on [page __] do include the sales charge.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

---------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
     1996        1997        1998        1999        2000        2001        2002       2003         2004        2005
---------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
   20.23%       4.26%       9.03%      13.78%      -1.20%     -12.71%     -10.77%      39.97%      20.25%       [  ]%
---------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

Average annual returns for periods ending 12/31/05

-------------------------------------------------------- ----------- ----------- -------------
                                                                                  10 years or
                                                            1 year      5 years    lifetime**
-------------------------------------------------------- ----------- ----------- -------------
Class A return before taxes                                   [  ]%       [  ]%         [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class A return after taxes on distributions                   [  ]%       [  ]%         [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class A return after taxes on distributions
  and sale of Fund shares                                     [  ]%       [  ]%         [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class B return before taxes*                                  [  ]%       [  ]%         [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class C return before taxes*                                  [  ]%       [  ]%         [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class R return before taxes                                   [  ]%         N/A         [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Morgan Stanley Capital International (MSCI)
EAFE(R)(Europe, Australasia, Far East) Index
(reflects no deduction for fees, expenses, or taxes)          [  ]%       [  ]%       [  ]%**
-------------------------------------------------------- ----------- ----------- -------------

The  Fund's  returns  above are  compared  to the  performance  of the MSCI EAFE
(Europe,  Australasia,  Far East) Index.  You should  remember that,  unlike the
Fund,  the index is unmanaged and does not reflect the actual costs of operating a mutual  fund,  such as the costs of buying,  selling and  holding  securities.
Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Ten-year returns for Class B shares  reflect  conversion  to Class A shares  after 8 years. If shares were not redeemed,  the returns for Class B would be [ ]%,
     [  ]%  and  [  ]%  for  the  one-year,   five-year  and  ten-year  periods,
     respectively.  Returns  for  Class C would  be [ ]%,  [ ]% and [ ]% for the one-year, five-year and ten-year periods, respectively.

**   Inception  dates  for Class A,  Class B,  Class C and Class R shares of the
     Delaware  International Value Equity Fund were October 31, 1991,  September
     6, 1994,  November 29, 1995 and June 2, 2003,  respectively.  The MSCI EAFE
     (Europe,  Australasia,  Far East) Index  return shown is for the Class A, B and C 10 year period. The MSCI EAFE (Europe,  Australasia,  Far East) Index
     reports  returns  on a  monthly  basis.  The index  return  for the Class R lifetime period was [ ]%.

What are Delaware International Value Equity Fund's fees and expenses?

----------------------------------------- ------------------------------------------------ --------- --------- ---------- ---------
Sales charges are fees paid directly
from your investments when you buy or
sell shares of the Fund.  You do not
pay sales charges when you guy or sell
Class R shares.                           CLASS                                                   A          B          C        R
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Maximum sales charge (load) imposed on
                                          purchases as a percentage of offering price          5.75%     none       none      none
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original purchase
                                          price or redemption price, whichever is lower        none(1)  4.00%(2)   1.00%(3)   none
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Maximum sales charge (load) imposed on               none      none       none      none
                                          reinvested dividends
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Redemption fees                                      none      none       none      none
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Exchange fees                                        none      none       none      none
----------------------------------------- ------------------------------------------------ --------- --------- ---------- ---------

----------------------------------------- ------------------------------------------------ ----------- -------- -------- ----------
Annual fund operating expenses are
deducted from the Fund's assets.          Management fees                                     [  ]%      [  ]%    [  ]%    [  ]%
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Distribution and service (12b-1) fees(4)            [  ]%(5)   [  ]%    [  ]%    [  ]%(5)
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Other expenses(6)                                   [  ]%      [  ]%    [  ]%    [  ]%
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Total operating expenses                            [  ]%      [  ]%    [  ]%    [  ]%
----------------------------------------- ------------------------------------------------ ----------- -------- -------- ----------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to
help you compare the cost of
investing in the Fund to the
cost of investing in other
mutual funds with similar
investment objectives.  We
show the cumulative amount of
Fund expenses on a
hypothetical investment of
$10,000 with an annual 5%
return over the time
shown.(7)  This is an example
only, and does not represent
future expenses, which may be
greater or less than those
shown here.
                                 CLASS(7)              A       B(8)            B(8)        C                 C           R
                                                                      (if redeemed)               (if redeemed)
-------------------------------- ------------- ---------- --------- ---------------- --------- ----------------- ----------
                                 1 year            $[  ]     $[  ]            $[  ]     $[  ]             $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- ---------------- --------- ----------------- ----------
                                 3 years           $[  ]     $[  ]            $[  ]     $[  ]             $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- ---------------- --------- ----------------- ----------
                                 5 years           $[  ]     $[  ]            $[  ]     $[  ]             $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- ---------------- --------- ----------------- ----------
                                 10 years          $[  ]     $[  ]            $[  ]     $[  ]             $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- ---------------- --------- ----------------- ----------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  Class A shares are  subject  to a 12b-1 fee of 0.30% of  average  daily net assets  and Class B and Class C shares  are each  subject to a 12b-1 fee of
     1.00% of average  daily net  assets.  Class R shares are subject to a 12b-1 fee of 0.60% of average daily net assets.

(5)  The Fund's distributor has contracted to waive the Class A shares 12b-1 fee through  [March 31,  2007] to no more than  [0.25%]  of  average  daily net assets.

(6)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses in the current  fiscal year due to a reduction  in transfer agency costs associated with servicing retirement accounts.

(7)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical  5% return we use here.  This example  assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

Profile: Delaware Emerging Markets Fund

What is the Fund's goal?
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers from emerging foreign countries.  Under  normal  market  conditions,  at least 65% of the Fund's total assets will be invested in equity  securities  of issuers from  countries  whose economies are considered to be emerging or developing.

The Fund may invest up to 35% of the its net assets in  fixed-income  securities issued by  companies  in emerging  countries  or by foreign  governments,  their agents,  instrumentalities  or political  sub-divisions.  The Fund may invest in fixed-income  securities  that are  denominated  in the  currencies  of emerging market  countries.  All of  these  may be  high-yield,  high  risk  fixed-income securities.  The Fund  may  invest  more  than 25% of its  total  assets  in the securities of issuers located in the same country.

Under  normal  circumstances,  at least 80% of the Fund's net assets  will be in investments of emerging market issuers (the "80% policy").

In selecting investments for the Fund,

o    The Fund's  portfolio  managers  strive to identify well managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.
o    In order to compare the value of different  stocks, we consider whether the future  dividends on a stock are expected to increase  faster than,  slower than, or in line with the level of inflation. The Fund's portfolio managers then  estimate  what  they  think  the  value of those  anticipated  future dividends  would be worth if those  dividends  were being paid  today.  The
     Fund's  portfolio  managers  believe  this  gives them an  estimate  of the stock's  true  value.  Because  the  Fund  invests  primarily  in  emerging countries, there may be less information available for the Fund's portfolio managers  to use in  making  this  analysis  than  is  available  for  more developed countries.
o    Currency  analysis is an  important  part of the  valuation  exercise.  The
     Fund's  portfolio  managers  attempt  to  determine  whether  a  particular currency is overvalued or  undervalued by comparing the amount of goods and services  that a dollar  will buy in the  United  States  to the  amount of foreign  currency  required to buy the same amount of goods and services in another  country.  When the dollar buys less,  the foreign  currency may be overvalued,  and when the dollar  buys more,  the foreign  currency  may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in  the  Fund's  portfolio.  These  fluctuations  can be  even  more pronounced  for funds like  Delaware  Emerging  Markets  Fund,  which invests in emerging  countries.  This Fund will be affected  primarily by declines in stock prices,  which  can be  caused  by a drop  in  foreign  stock  markets  or  poor performance  in  specific  industries  or  companies.  The  value of the  Fund's investments and, therefore,  the price of the Fund's shares may be more volatile than  investments  in more  developed  markets.  Because  the  Fund  invests  in international  securities, it will be affected by international investment risks related to currency valuations, political instability,  economic instability, or generally more lax accounting and regulatory standards.

High-yield, high risk foreign fixed-income securities are subject to substantial risks,  particularly  during  periods of economic  downturns or rising  interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. This means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, all else being equal, adverse effects on a single  security may affect a larger  portion of the Fund's overall assets and subject the Fund to greater risks.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on [page ___].

The  Fund's  80%  policy  described  above may be  changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking for exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.
o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware Emerging Markets Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past nine calendar  years as well as the average  annual returns of Class A,
B, and C shares for one-year,  five-year and lifetime  periods,  as  applicable.
[Currently,  financial  information  is not  provided  for Class R shares of the
Delaware   Emerging   Markets  Fund  since  the  class  has  not  yet  commenced operations.]  The  Fund's  past  performance  (before  and  after  taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during the periods.  The returns would be lower without the expense  caps.  Please see  footnote [ ] on page [ ] for  additional information about the expense caps.

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was [ ]% for the quarter ended [ ] and its lowest  quarterly return was [
]% for the quarter ended [ ].

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown. The average annual returns in the table on [page __] do include the sales charge.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
      1997        1998        1999        2000        2001        2002        2003        2004        2005
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
     1.33%     -36.40%      54.48%     -24.36%       5.02%       3.54%      64.41%      32.28%       [  ]%
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

Average annual returns for periods ending 12/31/05

-------------------------------------------------------- ----------- ----------- -------------
                                                            1 year      5 years    Lifetime**
-------------------------------------------------------- ----------- ----------- -------------

-------------------------------------------------------- ----------- ----------- -------------
Class A return before taxes                                   [  ]%       [  ]%        [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class A return after taxes on distributions                   [  ]%       [  ]%        [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class A return after taxes on distributions
  and sale of Fund shares                                     [  ]%       [  ]%        [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class B return before taxes*                                  [  ]%       [  ]%        [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class C return before taxes*                                  [  ]%       [  ]%        [  ]%
-------------------------------------------------------- ----------- ----------- -------------
MSCI Emerging Markets Index(SM)                               [  ]%       [  ]%        [  ]%**
 (reflects no deduction for fees, expenses, or taxes)
-------------------------------------------------------- ----------- ----------- -------------

The Fund's  returns above are compared to the  performance  of the MSCI Emerging
Markets Index. You should remember that, unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class A shares  after 8 years. If shares were not redeemed,  the returns for Class B would be [ ]%,
     [  ]%  and  [  ]%  for  the  one-year,   five-year  and  lifetime  periods,
     respectively.  Returns  for  Class C would  be [ ]%,  [ ]% and [ ]% for the one-year, five-year and lifetime periods, respectively.

**   The inception  date for Class A, Class B and Class C shares of the Delaware
     Emerging  Markets Fund was June 10, 1996.  The MSCI Emerging  Markets Index
     return shown is for the Class A, Class B and Class C lifetime periods.  The
     MSCI Emerging Markets index reports returns on a monthly basis. This figure reflects the returns from June 30, 1996 through December 31, 2005.

What are Delaware Emerging Markets Fund's fees and expenses?

----------------------------------------- ------------------------------------------------ --------- --------- ---------- ---------
Sales charges are fees paid directly
from your investments when you buy or
sell shares of the Fund.  You do not
pay sales charges when you guy or sell
Class R shares.                           CLASS                                                   A         B          C         R
----------------------------------------- ------------------------------------------------ --------- --------- ---------- ---------
                                          Maximum sales charge (load) imposed on
                                          purchases as a percentage of offering price
                                                                                              5.75%      none       none      none
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Maximum contingent deferred sales charge             none(1)  4.00%(2)   1.00%(3)   none
                                          (load) as a percentage of original purchase
                                          price or redemption price, whichever is lower
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Maximum sales charge (load) imposed on               none      none       none      none
                                          reinvested dividends
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Redemption fees                                      none      none       none      none
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Exchange fees                                        none      none       none      none
----------------------------------------- ------------------------------------------------ --------- --------- ---------- ---------

----------------------------------------- ------------------------------------------------ ----------- -------- -------- ----------
Annual fund operating expenses are        Management fees                                     [  ]%     [  ]%      [  ]%   [  ]%
deducted from the Fund's assets.
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Distribution and service (12b-1) fees(4)            [  ]%(5)  [  ]%      [  ]%   [  ]%(5)
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Other expenses(6)                                   [  ]%     [  ]%      [  ]%   [  ]%
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Total annual fund operating expenses                [  ]%     [  ]%      [  ]%   [  ]%
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Fee waivers and payments                            [  ]%     [N/A]      [N/A]   [N/A]
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Net expenses                                        [  ]%     [  ]%      [  ]%   [  ]%
----------------------------------------- ------------------------------------------------ ----------- -------- -------- ----------

--------------------------------
This example is intended to
help you compare the cost of
investing in the Fund to the
cost of investing in other
mutual funds with similar
investment objectives.  We
show the cumulative amount of
Fund expenses on a
hypothetical investment of
$10,000 with an annual 5%
return over the time
shown.(7)  This example
reflects the net operating
expenses with distribution
waivers for the one-year
contractual period and the
total operating expenses
without waivers for years two
through ten.  This is an
example only, and does not
represent future expenses,
which may be greater or less
than those shown here.
                                 CLASS(7)              A       B(8)           B(8)         C              C           R
                                                                     (if redeemed)             (if redeemed)
-------------------------------- ------------- ---------- --------- --------------- --------- --------------- ----------
                                 1 year            $[  ]     $[  ]           $[  ]     $[  ]           $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- --------------- --------- --------------- ----------
                                 3 years           $[  ]     $[  ]           $[  ]     $[  ]           $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- --------------- --------- --------------- ----------
                                 5 years           $[  ]     $[  ]           $[  ]     $[  ]           $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- --------------- --------- --------------- ----------
                                 10 years          $[  ]     $[  ]           $[  ]     $[  ]           $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- --------------- --------- --------------- ----------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  Class A shares are  subject  to a 12b-1 fee of 0.30% of  average  daily net assets  and Class B and Class C shares  are each  subject to a 12b-1 fee of
     1.00% of average  daily net  assets.  Class R shares are subject to a 12b-1 fee of 0.60% of  average  daily net  assets.  The  Fund's  distributor  has contracted  to waive the Class A Shares 12b-1 fee until the Fund reopens to new investors.

(5) The Fund's distributor has contracted to waive the Class
     A and Class R shares  12b-1 fee  through  [March 31,  2007] to no more than
     [0.25% and 50%,  respectively,]  of average  daily net  assets.

(6)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses in the current  fiscal year due to a reduction  in transfer agency costs associated with servicing retirement accounts.

(7)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical  5% return we use here.  This example  assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

Profile:  Delaware Global Value Fund

What is the Fund's goal?
Delaware Global Value Fund seeks long-term  capital  appreciation.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries.  Under normal circumstances,  at least 65%
of the Fund's  total  assets will be invested  in equity  securities  of issuers located  throughout the world,  including the United States. The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and  large-cap  equity  securities.  More than 25% of the  Fund's total assets may be invested in the  securities  of issuers  located in the same country; however, the Fund will limit investments in emerging markets securities to 10% of the Fund's net assets.  To determine  how much of the Fund's assets to allocate to international  stocks and how much to allocate to U.S.  stocks,  the portfolio  Fund's  management  teams compare the potential  return of each asset class in the context of their  expectations  for inflation,  economic growth and political stability in various regions around the world.

In selecting non-U.S. investments for the Fund,

o    The International Equity Team seeks to identify  undervalued  securities by employing relative value comparisons using a multi-step process that blends the latest research software tools with traditional fundamental analysis.
o    In  order  to  identify  the  most  attractively  valued  securities,   the
     International Equity Team applies four fundamental evaluation criteria to a broad spectrum of international  stocks - undervalued  earnings (by looking at the price to earnings ("P/E") ratio),  undervalued assets (by looking at the price to book ("P/B")  ratio),  undervalued  cash flow and  undervalued quality (by looking for above average return on equity).  The International
     Equity Team  focuses on these value  screens and  in-depth,  team-generated
     fundamental   research   rather  than   top-down,   geographic   or  sector
     allocations.  This  research  enables the team to select  securities on the basis of a thorough  assessment of companies'  ability to generate earnings and cash flow in light of their financial  position,  business strategy and competitive strength.

In selecting U.S. investments for the Fund,

o    The Delaware Large Cap Value Focus Team selects  securities it believes are undervalued in relation to their  intrinsic  value.  The Delaware Large Cap
     Value Focus Team  evaluates  securities by  considering  multiple  factors, including earnings, cash flow potential,  the asset value of an issuer and, in certain cases, a company's plans for future operations.
o    Using  a  value-oriented  investment  philosophy  and a  research-intensive approach, the Delaware Large Cap Value Focus Team invests primarily in mid-
     to large-capitalization  companies which it believes have long-term capital appreciation potential.  When selecting securities,  the Delaware Large Cap
     Value Focus Team considers  estimated  present or future  values,  earnings growth  prospects,  expected  return  on equity  and  dividend  yield,  the financial condition of the issuer and other qualitative factors.

The Fund may  invest  up to 35% of its net  assets in  fixed-income  securities, including up to 15% of its net assets in  high-yield,  high-risk  foreign  fixed income securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities in the Fund's  investments.  This Fund will be affected  primarily by declines in stock  prices,  which can be caused by a drop in the stock market or poor  performance in specific  industries or companies,  and changes in currency exchange rates. To the extent the Fund invests in  fixed-income  securities,  it may also be affected by changes in U.S. and foreign interest rates.  Investments in  small-  and  mid-capitalization  securities  tend to be more  volatile  than
investments  in  larger  capitalization   securities.   Investments  in  foreign
securities,  whether equity or  fixed-income,  involve  special risks  including those related to currency  fluctuations,  as well as to political,  economic and social  situations  different from, and potentially more volatile than, those in the U.S. In addition,  the accounting,  tax and financial reporting standards of foreign  countries are different from and may be less reliable or  comprehensive than those relating to U.S. issuers. Investments in emerging markets may present greater risks than investing in more  developed  countries,  including  risks of appropriation,  adverse  changes  in  tax  regulations  and  currency  controls.
High-yield,  high risk  fixed-income  securities that the Fund may invest in are subject to substantial risks,  particularly during periods of economic downturns or rising interest rates.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on [page __].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment primarily in domestic equity securities.
o    Investors  unwilling to accept the additional risks associated with foreign investment,  including risks associated with investing in emerging markets, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware Global Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund.  We show how the annual  returns for the Fund's Class A shares have varied for the past eight  calendar  years,  as well as the average  annual returns for
Class A, B and C  shares  for  one-year,  five-year  and  lifetime  periods,  if applicable. [Currently, financial information is not provided for Class R shares of the  Delaware  Global  Value  Fund  since  the  class  has not yet  commenced operations.]  The  Fund's  past  performance  (before  and  after  taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps in effect during these periods.  The returns would be lower without the expense  caps.  Please see  footnotes [ ] and [ ] on [page ____] for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)
----------- ------------ ------------ ------------ ------------ ------------ ------------- ------------
      1998         1999         2000         2001         2002         2003          2004         2005
----------- ------------ ------------ ------------ ------------ ------------ ------------- ------------
     5.83%       23.20%       -2.66%       -5.91%      -13.42%       46.72%        26.13%        [  ]%
----------- ------------ ------------ ------------ ------------ ------------ ------------- ------------

During  the  periods  illustrated  in this bar  chart,  the  Class  A's  highest quarterly  return was [ ]% for the  quarter  ended [ ] and its lowest  quarterly return was [ ]% for the quarter ended [ ].

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

*    On December 15, 2005, the Fund's Board of Trustees  approved changes to the
     Fund's investment strategy.  These changes, which became effective on March
     30, 2006,  allow the Fund to invest a significant  portion of its assets in
     U.S.  equity  securities and also allow the Fund to invest in securities of issuers of all sizes,  thereby  eliminating  the Fund's  prior focus on the securities of small capitalization issuers. Accordingly, the Fund no longer invests  at  least  80% of  its  net  assets  in the  securities  of  small capitalization  issuers.  Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited. Since March 30, 2006, the Fund has
     been  managed by portfolio  management  teams  within  Delaware  Management
     Company. The historical returns do not reflect these changes.

     In connection with the investment strategy changes noted above, the maximum annual  investment  advisory  fee with respect to the Fund was reduced from
     [1.25]% to [0.85]%  effective March 30, 2006. In addition,  effective March
     30,  2006,  the name of the Fund was changed  from  Delaware  International
     Small Cap Value Fund to Delaware  Global Fund. The use of the term "global"
     in the Fund's name  indicates  that the Fund  invests in both  domestic and foreign  securities,  as opposed  to an  "international"  fund that  invest primarily in foreign  securities.  The historical  returns [do not] reflect these changes.

Average annual returns for periods ending 12/31/05

-------------------------------------------------------- ----------- ----------- -------------
                                                            1 year      5 years    Lifetime**
-------------------------------------------------------- ----------- ----------- -------------
Class A return before taxes                                   [  ]%       [  ]%       [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class A return after taxes on distributions                   [  ]%       [  ]%       [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class A return after taxes on distributions
  and sale of Fund shares                                     [  ]%       [  ]%       [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class B return before taxes*                                  [  ]%         N/A       [  ]%
-------------------------------------------------------- ----------- ----------- -------------
Class C return before taxes*                                  [  ]%         N/A       [  ]%
-------------------------------------------------------- ----------- ----------- -------------
MSCI EAFE(R)Index
  (reflects no deduction for fees,
    expenses, or taxes)                                       [  ]%       [  ]%       [  ]%**
-------------------------------------------------------- ----------- ----------- -------------
Citigroup World ex-U.S. EMI
  (Extended Market Index)
   (reflects no deduction for fees,
     expenses, or taxes)                                      [  ]%       [  ]%       [  ]%**
-------------------------------------------------------- ----------- ----------- -------------
MSCI ACWI (All Country World Index) Index(SM)***
  (reflects no deduction for fees,
    expenses, or taxes)                                       [  ]%       [  ]%       [  ]%
-------------------------------------------------------- ----------- ----------- -------------

The  Fund's  returns  above are  compared  to the  performance  of the MSCI EAFE
(Europe, Australasia, Far East) Index, the Citigroup World ex-U.S. EMI (Extended
Market Index) and the MSCI ACWI (All Country  World Index) Index.  The MSCI EAFE
(Europe,  Australasia,  Far East) Index consists primarily of larger stocks from developed foreign  countries.  The Citigroup World ex-U.S.  EMI (Extended Market
Index)consists primarily of smaller stocks from developed foreign countries. The
MSCI ACWI (All Country World Index) Index measures equity market  performance in global and developed  emerging  markets.  You should  remember that,  unlike the
Fund, each index is unmanaged and does not reflect the actual costs of operating a mutual  fund,  such as the costs of buying,  selling and  holding  securities.
Maximum sales charges are included in the Fund's returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for  Class B  would  be [ ]% and [ ]% for the one-year and lifetime periods, respectively. Returns for Class C would be [
     ]% and [ ]% for the one-year and lifetime periods, respectively.

**   Inception  dates for Class A, Class B and Class C shares of Delaware Global
     Value Fund were  December 19, 1997,  September  28, 2001 and  September 28,
     2001,  respectively.  The MSCI EAFE (Europe,  Australasia,  Far East) Index
     return shown is for the Class A lifetime period. The index return for Class
     B and  Class  C  lifetime  periods  was [ ]%  and [ ]%,  respectively.  The
     Citigroup World ex-U.S. EMI (Extended Market Index) return shown is for the
     Class A lifetime period.  The index return for Class B and Class C lifetime period was [ ]%. The MSCI EAFE (Europe,  Australasia, Far East) Index, MSCI
     ACWI (All Country  World  Index)  Index and  Citigroup  World  ex-U.S.  EMI
     (Extended  Market  Index)report  returns on a monthly  basis.  This  figure reflects  the return for Class A shares  from  December  31,  1997  through
     December  31,  2005 and the  return  for  Class B and  Class C shares  from
     September 30, 2001 through December 31, 2005.

***  The MSCI ACWI (All Country  World  Index) Index is replacing  the MSCI EAFE
     (Europe,  Australasia,  Far East) Index and the Citigroup World ex-U.S. EMI
     (Extended Market Index) as the Fund's benchmark. As a result of the changes in the Fund's  investment  strategy,  as discussed  above,  the  investment manager believes the composition of the MSCI ACWI (All Country World Index)
     Index  better  reflects  the  Fund's  investments.  The MSCI EAFE  (Europe,
     Australasia,  Far East) Index and the Citigroup World ex-U.S. EMI (Extended
     Market Index) may be excluded from this comparison in the future.

What are the Delaware Global Value Fund's fees and expenses?

----------------------------------------- ------------------------------------------------ --------- --------- ---------- ---------
Sales charges are fees paid directly
from your investments when you buy or
sell shares of the Fund.  You do not
pay sales charges when you guy or sell
Class R shares.                           CLASS                                                   A         B          C         R
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Maximum sales charge (load) imposed on
                                          purchases as a percentage of offering price         5.75%      none       none      none
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original purchase
                                          price or redemption price, whichever is lower        none(1)  4.00%(2)   1.00%(3)   none
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                                 none      none       none      none
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Redemption fees                                      none      none       none      none
                                          ------------------------------------------------ --------- --------- ---------- ---------
                                          Exchange fees                                        none      none       none      none
----------------------------------------- ------------------------------------------------ --------- --------- ---------- ---------

----------------------------------------- ------------------------------------------------ ----------- -------- -------- ----------
Annual fund operating expenses are
deducted from the Fund's assets.          Management fees                                     [  ]%     [  ]%      [  ]%    [  ]%
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Distribution and service (12b-1) fees(4)            [  ]%(5)  [  ]%      [  ]%    [  ]%(5)
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Other expenses(6)                                   [  ]%     [  ]%      [  ]%    [  ]%
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Total annual fund operating expenses                [  ]%     [  ]%      [  ]%    [  ]%
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Fee waivers and payments(7)                         [  ]%     [  ]%      [  ]%    [  ]%
                                          ------------------------------------------------ ----------- -------- -------- ----------
                                          Net expenses                                        [  ]%     [  ]%      [  ]%    [  ]%
----------------------------------------- ------------------------------------------------ ----------- -------- -------- ----------

--------------------------------
This example is intended to
help you compare the cost of
investing in the Fund to the
cost of investing in other
mutual funds with similar
investment objectives.  We
show the cumulative amount of
Fund expenses on a
hypothetical investment of
$10,000 with an annual 5%
return over the time
shown.(7)  This example
reflects the net operating
expenses with waivers for the
one-year contractual period
and total operations expenses
without waivers for years two
through ten.  This is an
example only, and does not
represent future expenses,
which may be greater or less
than those shown here.

                                 CLASS(8)              A       B(9)            B(9)         C              C          R
                                                                      (if redeemed)             (if redeemed)
-------------------------------- ------------- ---------- --------- ---------------- --------- --------------- ----------
                                 1 year            $[  ]     $[  ]            $[  ]     $[  ]           $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- ---------------- --------- --------------- ----------
                                 3 years           $[  ]     $[  ]            $[  ]     $[  ]           $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- ---------------- --------- --------------- ----------
                                 5 years           $[  ]     $[  ]            $[  ]     $[  ]           $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- ---------------- --------- --------------- ----------
                                 10 years          $[  ]     $[  ]            $[  ]     $[  ]           $[  ]      $[  ]
-------------------------------- ------------- ---------- --------- ---------------- --------- --------------- ----------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a CDSC of 4.00%,  which  declines to 3.25% during the second year,
     2.75% during the third year, 2.25% during the fourth and fifth years, 1.50%
     during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  Class A shares are  subject  to a 12b-1 fee of 0.30% of  average  daily net assets  and Class B and Class C shares  are each  subject to a 12b-1 fee of
     1.00% of average  daily net  assets.  Class R shares are subject to a 12b-1 fee of 0.60% of average daily net assets.

(5)  The Fund's distributor has contracted to waive the Class A shares 12b-1 fee through  [March 31,  2007] to no more than  [0.25%]  of  average  daily net assets.

(6)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses in the current  fiscal year due to a reduction  in transfer agency costs associated with servicing retirement accounts.

(7)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  [March 31,  2007],  in order to prevent total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain  insurance costs) from exceeding [ %] of average daily net assets.

(8)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(9)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

How the Funds are managed

Investment strategies
The Funds' portfolio managers research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that they think are the best  investments  for a particular  Fund.  The following are descriptions of how the portfolio managers pursue the Funds' investment goals.

The  Funds'  portfolio  managers  take  a  disciplined  approach  to  investing, combining  investment  strategies and risk  management  techniques that can help shareholders meet their goals.

Each Fund's  investment  objective is  non-fundamental.  This means the Board of
Trustees may change the objective without obtaining  shareholder approval. If an objective  were changed,  the Fund would notify  shareholders  before the change became effective.

Delaware International Value Equity Fund
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  The Fund's  portfolio  managers  invest  primarily in equity securities, including common or ordinary stocks, which provide the potential for capital  appreciation and income. The Fund's portfolio  managers' strategy would commonly  be  described  as a value  strategy.  That is,  the  Fund's  portfolio managers  strive to  purchase  stocks  that are  selling for less than what they believe their value is. In order to determine what the Fund's portfolio managers believe a security's value is, they evaluate its future income potential, taking into account the impact both currency  fluctuations  and inflation might have on that income stream.  The Fund's portfolio managers then analyze what that income would be worth if paid  today.  That  helps  them  decide  what  they  think the security is worth  today.  The Fund's  portfolio  managers  then  compare  their determination of the security's value to its current price to determine if it is a good value.

The Fund's  portfolio  managers use income as an indicator of value because they believe it allows  them to  compare  securities  across  different  sectors  and different  countries--all using one measurement  standard.  The Fund's portfolio managers  can even use this  analysis  to  compare  stocks to bonds.  The Fund's portfolio managers also evaluate other traditional value characteristics.

The Fund's  portfolio  managers may purchase  securities in any foreign country,
developed  or  emerging;   however,   they  currently  anticipate  investing  in
Australia,  Belgium,  Finland,  France,  Germany,  Hong Kong, Italy,  Japan, the
Netherlands,  New Zealand,  Republic of Korea,  Singapore,  South Africa, Spain,
Taiwan and the United Kingdom.  This is a representative list; the Fund may also invest in countries not listed here.

The Fund's portfolio  managers generally maintain a long-term focus in the Fund, seeking  companies  that they  believe  will perform well over the next three to five years.

Delaware Emerging Markets Fund
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  The Fund may invest in a broad range of equity  securities,  including common or ordinary stocks. Our primary emphasis will be on the stocks of companies considered to be from an emerging country.

The Fund's portfolio  managers consider an "emerging  country" to be any country that is:

o    generally  recognized  to be an  emerging  or  developing  country  by  the international  financial  community,  including  the  World  Bank  and  the
     International Finance Corporation; or
o    classified by the United Nations as developing; or
o    included in the International  Finance Corporation Free Index or the Morgan
     Stanley Capital International Emerging Markets Free Index.

Developing or emerging countries include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New Zealand  and most  nations located in Western and Northern Europe.  A representative  list of the countries where the Fund's  portfolio  managers may invest  includes:  Argentina,  Brazil,
Chile,  China,  Croatia,  Czech  Republic,   Egypt,  Estonia,   Hungary,  India,
Indonesia,  Israel, Malaysia, Mexico, Panama, Poland, Republic of Korea, Russia,
South Africa,  Taiwan and Thailand.  The Fund's portfolio managers may invest in other countries, particularly as markets in other emerging countries develop.

In deciding whether a company is from an emerging country,  the Fund's portfolio
managers  evaluate  publicly  available   information  and  question  individual
companies to determine if the company meets one of the following criteria:

o    the principal  trading market for the company's  securities is in a country that is emerging;
o    the company  generates 50% or more of its annual revenue from operations in emerging countries,  even though the company's  securities are traded in an established market or in a combination of emerging and established markets;
o    the company is organized  under the laws of an emerging  market country and has a principal office in an emerging country.

Currently,  investing in many emerging  countries is not feasible or may involve
significant   political  risks.  The  Fund's  portfolio   managers  focus  their
investments  in emerging  countries  where they  consider  the  economies  to be developing  strongly and where the markets are becoming more  sophisticated.  In deciding  where to  invest,  the  Fund's  portfolio  managers  place  particular emphasis  on factors  such as  economic  conditions  (including  growth  trends,
inflation  rates  and  trade  balances),   regulatory  and  currency   controls,
accounting  standards and political and social conditions.  The Fund's portfolio managers believe investment  opportunities may result from an evolving long-term trend favoring market-oriented  economies, a trend that may particularly benefit countries having developing markets.

When the Fund's portfolio managers evaluate individual  companies they strive to apply  a  value-oriented  selection  process,  identical  to what  they  use for
Delaware   International  Value  Equity  Fund,  as  described  earlier  in  this
Prospectus.  However,  in emerging markets,  more emphasis needs to be placed on the  portfolio  managers'  assessment  of the  company's  risk  of  missing  our forecast.  Risk adjusted return forecasts are therefore of crucial importance in constructing the portfolio.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Delaware Global Value Fund
The equity  securities in which the Fund may invest  include  common or ordinary stocks,  preferred  stocks,  rights or warrants  to purchase  common or ordinary stocks and securities  convertible into common or ordinary stocks.  The Fund may also invest in foreign  companies  through  sponsored or unsponsored  Depositary
Receipts,  which  are  receipts  typically  issued  by a bank or  trust  company evidencing  ownership of underlying  securities issued by a foreign company. The
Fund may  invest in  securities  issued  in any  currency  and may hold  foreign currency.

When selecting equity securities of non-U.S.  companies for the Fund, Delaware's
International Equity Team seeks to identify undervalued  securities by employing
relative  value   comparisons  of  industry  cycles,   global   competitors  and
company-specific  financial  variables.  The  multi-step  process  used  by  the
International  Equity Team blends the latest  research  software  tools and data with traditional  fundamental analysis,  experienced judgment and patience.  The
International Team may also invest in small-cap issues from time to time.

When  selecting  equity  securities of U.S.  companies for the Fund,  Delaware's
Large Cap Value Focus Team will follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as:

o    Security prices that reflect a market  valuation that is judged to be below the estimated present or future value of the company;
o    Favorable earnings growth prospects;
o    Expected above-average return on equity and dividend yield;
o    The financial condition of the issuer; and
o    Various qualitative factors.

While  the  Fund may  purchase  securities  in any  foreign  country,  including developed, developing, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Australia,  Finland,  France, Germany, Hong Kong, Hong Kong/China,  Ireland,
Italy, Japan, the Netherlands,  New Zealand,  Singapore,  Spain, Sweden,  United
States and the United Kingdom. With respect to certain countries, investments by an  investment  company  may  only be made  through  investments  in  closed-end investment  companies that in turn are authorized to invest in the securities of such countries.

The Fund may also invest in  convertible  preferred  stocks that offer  enhanced yield  features,  such as preferred  equity  redemption  cumulative  stock,  and certain other non-traditional equity securities.

The Fund may invest up to 35% of its net assets in U.S. and foreign fixed-income securities,  including  those issued by emerging  country  companies and foreign governments, their agencies,  instrumentalities or political subdivisions. Up to
15% of these fixed-income  securities may be high-yield,  high risk fixed-income securities  (commonly  known as junk bonds)  rated lower than BBB by S&P and
Baa by Moody's or, if unrated,  are considered by the Fund's portfolio  managers to be of equivalent  quality and which present  special  investment  risks.  See
High-yield, high risk securities.

The securities the Funds typically invest in
Stocks offer  investors the potential for capital  appreciation.  Certain stocks that we invest in may pay dividends and others may not. Fixed-income  securities offer the  potential  for greater  income  payments  than  stocks,  and also may provide  capital  appreciation  potential.  The  table  below  provides  a brief description of the  securities  that the Funds may invest in. The Funds holdings will generally be denominated in a foreign currency. Please see the Statement of
Additional  Information  (SAI) for additional  descriptions  of these as well as other investments.

--------------------------- ------------------------------------------------
        Securities                      How the Funds use them
--------------------------- --------------- ---------------- ---------------
                               Delaware        Delaware         Delaware
                            International      Emerging       Global Value
                                Value        Markets Fund         Fund
                             Equity Fund
--------------------------- --------------- ---------------- ---------------
Common or ordinary          Under normal circumstances, the Funds will
stocks:  Securities that    generally invest their assets in common or
represent shares of         ordinary stocks, some of which will be
ownership in a              dividend-paying stocks.
corporation.
Stockholders participate
in the corporation's
profits and losses,
proportionate to the
number of shares they
own.
--------------------------- ------------------------------------------------
American Depositary         Each Fund may invest in sponsored and
Receipts (ADRs), European   unsponsored ADRs, EDRs and GDRs, generally
Depositary Receipts         focusing on those whose underlying securities
(EDRs), and Global          are issued by foreign entities.  Sponsored
Depositary Receipts         depositary receipts are issued jointly by the
(GDRs):  ADRs are           issuer of the underlying security and the
receipts issued by a U.S.   depositary, and unsponsored depositary
depositary (usually a       receipts are issued by the depositary without
U.S. bank) and EDRs and     the participation of the issuer of the
GDRs are receipts issued    underlying security.
by a depositary outside
of the U.S. (usually a      To determine whether to purchase a security in
non-U.S. bank or trust      a foreign market or through a depositary
company or a foreign        receipt, the Fund's portfolio managers
branch of a U.S. bank).     evaluate the price levels, the transaction
Depositary receipts         costs, taxes and administrative costs or other
represent an ownership      relevant factors involved with each security
interest in an underlying   to try to identify the most efficient choice.
security that is held by
the depositary.
Generally, the underlying
security represented by
an ADR is issued by a
foreign issuer and the
underlying security
represented by an EDR or
GDR may be issued by a
foreign or U.S. issuer.
Generally, the holder of
the depositary receipt is
entitled to all payments
of interest, dividends or
capital gains that are
made on the underlying
security.
--------------------------- ------------------------------------------------
Foreign currency            Although the Funds value their assets daily in
transactions: A forward     U.S. dollars, they do not intend to convert
foreign currency exchange   their holdings of foreign currencies into U.S.
contract involves an        dollars on a daily basis.  Each Fund will,
obligation to purchase or   however, from time to time, purchase or sell
sell a specific currency    foreign currencies and/or engage in forward
on a fixed future date at   foreign currency exchange transactions.  Each
a price that is set at      Fund may conduct its foreign currency
the time of the contract.   transactions on a cash basis at the rate
The future date may be      prevailing in the foreign currency exchange
any number of days from     market or through a forward foreign currency
the date of the contract    exchange contract or forward contract.
as agreed by the parties
involved.                   A Fund may use forward contracts for defensive
                            hedging purposes to attempt to protect the
                            value of the Fund's current security or
                            currency holdings.  It may also use forward
                            contracts if it has agreed to sell a security
                            and wants to "lock-in" the price of that
                            security, in terms of U.S. dollars.  Investors
                            should be aware of the costs of currency
                            conversion. The Funds will not use forward
                            contracts for speculative purposes.

--------------------------- ------------------------------------------------

-------------------------- -------------------------------------------------
        Securities                      How the Funds use them
--------------------------- --------------- ---------------- ---------------
                               Delaware        Delaware         Delaware
                            International      Emerging       Global Value
                                Value        Markets Fund         Fund
                             Equity Fund
--------------------------- ------------------------------------------------
Investment company          The Fund may hold investment company
securities: In some         securities if the Fund's portfolio managers
countries, investments by   believe the country offers good investment
U.S. mutual funds are       opportunities.  Such investment companies may
generally made by           be open-end or closed-end investment
purchasing shares of        companies.  These investments involve an
investment companies that   indirect payment of a portion of the expenses
in turn invest in the       of the other investment companies, including
securities of such          their advisory fees.
countries.

--------------------------- ------------------------------------------------
Restricted securities:      We may invest in privately placed securities,
Privately placed            including those that are eligible for resale
securities whose resale     only among certain institutional buyers
is restricted under U.S.    without registration, commonly known as "Rule
securities laws.            144A Securities."  Restricted securities that
                            are determined to be illiquid may not exceed a
                            Fund's limit on illiquid securities, which is
                            described below.
--------------------------- --------------- --------------------------------
Illiquid securities:        We may invest   We may invest up to 15% of the
Securities that do not      up to 10% of    Fund's net assets in illiquid
have a ready market, and    the Fund's      securities.
cannot be easily sold       net assets in
within seven days at        illiquid
approximately the price     securities.
at which a fund has
valued them.
--------------------------- ------------------------------------------------
Foreign corporate and       We may invest a portion of the Fund's assets
government bonds: Debt      in foreign, corporate or government fixed
obligations issued by       income securities consistent with their
foreign corporations,       investment policies (such as market or
foreign governments, or a   capitalization), when, in our opinion, they
foreign agency,             offer attractive opportunities relative to
instrumentality or          those available through equity securities.
political subdivision of
such governments.           Although not a principal strategy of the
                            Funds, for temporary defensive purposes, a
                            Fund may invest all or a substantial portion
                            of its assets in these securities rated AA or
                            better by S&P and Aa or better by Moody's, or
                            if unrated, determined to be of comparable
                            quality.
--------------------------- --------------- ---------------- ---------------
High-yield, high risk       The Fund does   The Fund may     The Fund may
fixed-income securities:    not make it a   invest up to     invest up to
Securities that are rated   practice to     35% of its net   15% of its
lower than BBB by S&P or    invest in       assets in        net assets in
Baa by Moody's, or if       these           high-yield,      high-yield,
unrated, have equal         securities.     high risk        high risk
quality. These securities                   foreign          foreign
may be issued by                            fixed-income     fixed-income
companies, governments,                     securities.      securities.
or governmental entities
of emerging or developing                                    The Fund will
countries which may be                                       not purchase
less creditworthy. A                                         securities
primary risk, which may                                      rated lower
be substantial, is that                                      than C by S&P
these companies,                                             or Ca by
governments or entities                                      Moody's or,
may not be able to make                                      if unrated,
interest or principal                                        that we
payments. An additional                                      consider to
risk is that the value of                                    be an
these securities may                                         equivalent
decline significantly.                                       quality to
                                                             such ratings.
--------------------------- ------------------------------------------------
Repurchase agreements: An   Typically, we use repurchase agreements as a
agreement between a buyer   short-term investment for a Fund's cash
of securities, such as a    position. In order to enter into these
Fund, and a seller of       repurchase agreements, a Fund must have
securities, in which the    collateral of 102% of the repurchase price.
seller agrees to buy the    The Funds will only enter into repurchase
securities back within a    agreements in which the collateral is
specified time at the       comprised of U.S. government securities.
same price the buyer paid
for them, plus an amount
equal to an agreed upon
interest rate. Repurchase
agreements are often
viewed as equivalent to
cash.
--------------------------- ------------------------------------------------

-------------------------- ------------------------------------------------
        Securities                      How the Funds use them
--------------------------- --------------- ---------------- ---------------

                               Delaware        Delaware         Delaware
                            International      Emerging       Global Value
                                Value        Markets Fund         Fund
                             Equity Fund

--------------------------- --------------- --------------------------------
Real Estate Investment      The Funds do    The Fund may invest in REITs
Trusts (REITs): REITs are   not invest in   consistent with its investment
pooled investment           these           objectives and policies.
vehicles which invest       securities.
primarily in
income-producing real
estate or real estate
related loans or
interests. REITs are
generally classified as
equity REITs, mortgage
REITs or a combination of
equity and mortgage
REITs. Equity REITs
invest the majority of
their assets directly in
real property and derive
income primarily from the
collection of rents.
Equity REITs can also
realize capital gains by
selling properties that
have appreciated in
value. Mortgage REITs
invest the majority of
their assets in real
estate mortgages and
derive income from the
collection of interest
payments.
--------------------------- ------------------------------------------------

Other securities: Each      The Funds may invest, for example, in
Fund is permitted to        preferred stocks, convertible securities,
invest in other             warrants, futures and options and the Delaware
securities than those       Global Value Fund may also enter into put and
that are listed here.       call options, futures contracts and options on
More information about      futures contracts and options on foreign
these securities can be     currencies.
found in the SAI.
--------------------------- ------------------------------------------------

Borrowing from banks
Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

Lending securities
Each Fund may lend up to 25% of its assets to  qualified  brokers,  dealers  and
institutional  investors  for  use  in  their  securities  transactions.   These
transactions may generate  additional  income for the Funds. All such loans will be secured by collateral.

Temporary defensive positions
For  temporary  defensive  purposes,  each Fund may invest in high  quality debt instruments issued by the U.S. government, its agencies or instrumentalities, or issued by U.S. companies. To the extent that the Fund holds such instruments, it may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Funds' annual portfolio  turnover will not exceed 100%.
It is possible, however, that portfolio turnover will be higher than expected. A portfolio turnover rate of 100% would occur, for example,  if all the securities in a Fund's  portfolio  were  replaced  once during a period of one year. A high rate of portfolio turnover in any year may increase  brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the  Funds.  Please see the SAI for further discussion of these risks and other risks not discussed here.

------------------------- -------------------------------------------------
         Risks                  How the Funds strive to manage them
------------------------- ---------------- ---------------- ---------------
                             Delaware         Delaware         Delaware
                           International      Emerging       Global Value
                               Value        Markets Fund         Fund
                            Equity Fund
------------------------- -------------------------------------------------
Market risk is the risk   We maintain a long-term investment approach and
that all or a majority    focus on securities that we believe can
of the securities in a    appreciate over an extended time frame
certain market--like the  regardless of interim market fluctuations. In stock or bond market--or  deciding what portion of a Fund's portfolio
in a certain country or   should be invested in any individual country,
region will decline in    we evaluate a variety of factors, including
value because of          opportunities and risks relative to other
factors such as           countries. We do not try to predict overall
economic conditions,      market movements.  Although we may hold
future expectations or    securities for any amount of time, we generally
investor confidence.      do not trade for short-term purposes.
------------------------- -------------------------------------------------
Industry and security     We typically hold a number of different
risk: Industry risk is    securities in a variety of sectors in order to
the risk that the value   minimize the impact that a poorly performing
of securities in a        security would have on a Fund.  Security risk
particular industry       is more significant for Delaware Emerging
will decline because of   Markets Fund, which is a non-diversified fund.
changing expectations
for the performance of
that industry.

Securities risk is the
risk that the value of
an individual stock or
bond will decline
because of changing
expectations for the
performance of the
individual company
issuing the stock or
bond.
------------------------- -------------------------------------------------

------------------------- -------------------------------------------------
         Risks                  How the Funds strive to manage them
------------------------- ---------------- -------------- -----------------
Emerging markets risk     The Fund, to     The Fund is    The Fund may
is the possibility that   the limited      subject to     invest in
the risks associated      extent that it   this risk.     emerging market
with international        invests in       Striving to    securities.
investing will be         emerging         manage this    Striving to
greater in emerging       markets, is      risk, we       manage this
markets than in more      subject to       carefully      risk, we
developed foreign         this risk.       screen         carefully screen
markets because, among    Striving to      securities     securities
other things, emerging    manage this      within         within emerging
markets may have less     risk, we         emerging       markets and
stable political and      carefully        markets and    attempt to
economic environments.    screen           attempt to     consider
In addition, in many      securities       consider       material risks
emerging markets, there   within           material       associated with
is substantially less     emerging         risks          an individual
publicly available        markets and      associated     company or bond
information about         attempt to       with an        issuer.
issuers and the           consider         individual
information about         material risks   company or
issuers and the           associated       bond
information that is       with an          issuer.  We
available tends to be     individual       cannot
of a lesser quality.      company or       eliminate
Economic structures and   bond issuer.     emerging
markets tend to be less                    market risk
mature and diverse and                     and
the securities markets                     consequently
which are subject to                       encourage
less government                            shareholders
regulation or                              to invest in
supervision may also be                    the Fund
smaller, less liquid                       only if they
and subject to greater                     have a
price volatility.                          long-term
                                           time
                                           horizon,
                                           over which
                                           the
                                           potential of
                                           individual
                                           securities
                                           is more
                                           likely to be
                                           realized.
------------------------- ---------------- -------------- -----------------

---------------------- ----------------------------------------------------
        Risks                 How the Funds strive to manage them
---------------------- ------------------- -------------- -----------------
                            Delaware         Delaware        Delaware
                         International       Emerging      Global Value
                             Value         Markets Fund        Fund
                          Equity Fund
---------------------- ----------------------------------------------------
Political risk is      We evaluate the political situations in the
the risk that          countries where we invest and take into account
countries or the       any potential risks before we select securities
entire region where    for the portfolio.  However, there is no way to
the Fund invests may   eliminate political risk when investing
experience political   internationally. In emerging markets political
instability. This      risk is typically more likely to affect the
may cause greater      economy and share prices than in developed
fluctuation in the     markets.
value and liquidity
of our investments
due to changes in
currency exchange
rates, governmental
seizures or
nationalization of
assets.
---------------------- ----------------------------------------------------
Currency risk is the   Each Fund may try to hedge its currency risk by
risk that the value    purchasing foreign currency exchange contracts.
of a fund's            If a Fund agrees to purchase or sell foreign
investments may be     securities at a pre-set price on a future date,
negatively affected    the Fund may attempt to protect the value of a
by changes in          security it owns from future changes in currency
foreign currency       rates.  If a Fund has agreed to purchase or sell
exchange rates.        a security, it may also use foreign currency
Adverse changes in     exchange contracts to  "lock-in" the security's
exchange rates may     price in terms of U.S. dollars or another
reduce or eliminate    applicable currency.  Each Fund may use forward
any gains produced     currency exchange contracts only for defensive or
by investments that    protective measures, not to enhance portfolio
are denominated in     returns. However, there is no assurance that such
foreign currencies     a strategy will be successful. Hedging is
and may increase any   typically less practical in emerging markets.
losses.
---------------------- ----------------------------------------------------
Information risk is    We conduct fundamental research on the companies
the risk that          they invest in rather than relying solely on
foreign companies      information available through financial
may be subject to      reporting. As part of our worldwide research
different              process, we emphasize company visits. We believe
accounting, auditing   this will help us to better uncover any potential
and financial          weaknesses in individual companies.
reporting standards
than U.S.
companies.  There
may be less
information
available about
foreign issuers than
domestic issuers.
Furthermore,
regulatory oversight
of foreign issuers
may be less
stringent or less
consistently applied
than in the U.S.
---------------------- ----------------------------------------------------
Inefficient market     The Funds will attempt to reduce these risks by
risk is the risk       investing in a number of different countries,
that foreign markets   performing credit analysis and noting trends in
may be less liquid,    the economy, industries and financial markets.
have greater price
volatility, less
regulation and
higher transaction
costs than U.S.
markets.
---------------------- ----------------------------------------------------

---------------------- ----------------------------------------------------
         Risks                  How the Funds strive to manage them
---------------------- ---------------- ---------------- ------------------
Small company risk     The Fund            The Fund may   This is a
is the risk that       typically focuses   invest in      significant
prices of smaller      its investment in   small          risk for the
companies may be       larger companies.   companies      Fund.  The
more volatile than                         and would be   Fund attempts
larger companies                           subject to     to reduce this
because of limited                         this risk.     risk by
financial resources                        Because this   diversifying
or dependence on                           is a non-      investments.
narrow product lines.                      diversified
                                           Fund, it is
                                           possible
                                           that a
                                           smaller
                                           company
                                           holding
                                           could be a
                                           significant
                                           holding and
                                           subject the
                                           Fund to
                                           greater
                                           risk. The
                                           Fund
                                           attempts to
                                           reduce this
                                           risk by
                                           diversifying
                                           investments.
----------------------- ------------------- -------------- ----------------
Non-diversified fund   The Fund is a       The Fund       This Fund is a
risk is the risk       diversified fund,   will not be    diversified
that non-diversified   and is not          diversified    fund, and is
funds are believed     subject to this     under the      not subject to
to be subject to       risk.               1940 Act.      this risk.
greater risks                              Non-diversified
because adverse                            investment
effects on their                           companies
security holdings                          have the
may affect a larger                        flexibility
portion of their                           to invest as
overall assets.                            much as 50%
                                           of their
                                           assets in as
                                           few as two
                                           issuers with
                                           no single
                                           issuer
                                           accounting
                                           for more
                                           than 25% of
                                           the
                                           portfolio.
                                           The
                                           remaining
                                           50% of the
                                           portfolio
                                           must be
                                           diversified
                                           so that no
                                           more than 5%
                                           of a fund's
                                           assets is
                                           invested in
                                           the
                                           securities
                                           of a single
                                           issuer, with
                                           certain
                                           exceptions.
---------------------- ---------------------------------------------------
Transaction costs      Each Fund is subject to this risk.  We strive to
risk relates to the    monitor transaction costs and to choose an
costs of buying,       efficient trading strategy for the Funds.
selling and holding
foreign securities,
including brokerage,
tax and custody
costs, which may be
higher than those
involved in domestic
transactions.
---------------------- ---------------------------------------------------
Interest rate risk     The Funds are generally less affected by interest
is the risk that       rate risk than other risks because they typically
securities,            hold a small amount of fixed-income securities.
particularly bonds
with longer
maturities, will
decrease in value if
interest rates rise.
---------------------- ---------------------------------------------------

---------------------- ---------------------------------------------------
         Risks                  How the Funds strive to manage them
---------------------- ---------------- ---------------- -----------------
Foreign government     Each Fund is subject to this risk with respect to
and supranational      its debt investments and will attempt to limit
securities risks       this risk by performing credit analysis on the
Relate to the          issuer of each security purchased. Each Fund also
ability of a foreign   attempts to reduce this risk by limiting the
government or          portion of net assets that may be invested in
government related     these securities.
issuer to make
timely payments on     Each Fund also compares the risk-reward potential
its external debt      of foreign government securities being considered
obligations.           to that offered by equity securities to determine
                       whether to allocate assets to equity or
This ability to make   fixed-income investments.
payments will be
strongly influenced
by the issuer's
balance of payments,
including export
performance, its
access to
international
credits and
investments,
fluctuations in
interest rates and
the extent of its
foreign reserves.
---------------------- ------------------- -------------- ----------------
High-yield, high       This is not a       The Fund may   The Fund may
risk foreign           significant risk    invest up to   invest up to
fixed-income           for the Fund.       35% of its     15% of its net
securities:                                net assets     assets in
                       The Fund may        in             high-yield,
The economy and        invest up to 15%    high-yield,    high risk
interest rates may     of its net assets   high risk      foreign
affect these high-     in high-yield,      foreign        fixed-income
yield, high risk       high risk foreign   fixed-income   securities.
securities             fixed-income        securities.
differently from       securities.                        We intend to
other securities.                          We intend      limit the
Prices have been       We intend to        to limit the   Fund's
found to be less       limit the Fund's    Fund's         investment in
sensitive to interest  investment in any   investment     any one lower
rate changes than      one lower rated     in any         rated bond,
higher rated           bond, which can     single lower   which can help
investments, but more  help to reduce      rated bond,    to reduce the
sensitive to adverse   the effect of an    which can      effect of an
economic changes or    individual          help to        individual
individual corporate   default on the      reduce the     default on the
developments.  Also,   Fund, and to        effect of an   Fund, and to
during an economic     limit the Fund's    individual     limit the
downturn or a          overall holding     default on     Fund's overall
substantial period of  of bonds in this    the Fund.      holdings of
rising interest        category.  Such     We also        bonds in this
rates, highly          limitations may     intend to      category.  Such
leveraged issuers may  not protect the     limit the      limitations may
experience financial   Fund from           Fund's         not protect the
stress which would     widespread bond     overall        Fund from
adversely affect       defaults brought    holdings of    widespread bond
their ability to       about by a          bonds in       defaults
service principal and  sustained           this           brought about
interest payment       economic downturn.  category.      by a sustained
obligations, to meet                       Such           economic
projected business                         limitations    downturn.
goals and to obtain                        may not
additional                                 protect the
financing.  Changes                        Fund from
by recognized rating                       widespread
agencies in their                          bond
rating of any such                         defaults
security and in the                        brought
ability of the issuer                      about by a
to make payments of                        sustained
interest and                               economic
principal will also                        downturn or
ordinarily have a                          from price
more dramatic effect                       declines
on the values of                           that might
these investments                          result from
than on the values of                      changes in
higher-rated                               the quality
securities.                                ratings of
Consequently, these                        individual
changes will affect a                      bonds.
Fund's net asset
value per share.
---------------------- ------------------- -------------- ----------------

------------------------- -------------------------------------------------
         Risks                  How the Funds strive to manage them
---------------------- ---------------- ---------------- ------------------
Real Estate Industry   To the extent the Funds invest in REITs, it is
Risk includes among    subject to the risks associated with the real
others: possible       estate industry. Investors should carefully
declines in the        consider these risks before investing in the
value of real          Funds.
estate; risks
related to general
and local economic
conditions; possible
lack of availability
of mortgage funds;
overbuilding;
extended vacancies
of properties;
increases in
competition,
property taxes and
operating expenses;
changes in zoning
laws; costs
resulting from the
clean-up of, and
liability to third
parties resulting
from, environmental
problems; casualty
for condemnation
losses; uninsured
damages from floods,
earthquakes or other
natural disasters;
limitations on and
variations in rents;
and changes in
interest rates.
REITs are subject to
substantial cash
flow dependency,
defaults by
borrowers,
self-liquidation,
and the risk of
failing to qualify
for tax-free
pass-through of
income under the
Internal Revenue
Code, or other
applicable, of
countries REITs are
listed.
---------------------- ----------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Funds

Investment managers
The Funds are  managed by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions for the Funds,  manages the Funds' business affairs and provides daily administrative  services. For its services to the Funds, the manager was paid as follows:

 -------------------------------------------------------------------------
                    Delaware International      Delaware Emerging Markets
                    Value Equity Fund           Fund
                    Delaware Global Value Fund
 -------------------------------------------------------------------------
 As a percentage    0.85% on the first $500     1.25% on first $500 million
 of average         million                     1.20% on the next $500
 daily net assets   0.80% on the next $500      million
                    million                     1.15% on the next $1,500
                    0.75% on the next $1,500    million
                    million                     1.10% on assets in excess
                    0.70% on assets in excess   of $2,500 million
                    of $2,500 million
 -------------------------------------------------------------------------

Mondrian Investment Partners Limited ("Mondrian") is the sub-advisor for certain of the Funds. As sub-advisor,  Mondrian is responsible for day-to-day management of those Funds'  assets.  Delaware  Management  Company  administers  the Funds'
business  affairs and has ultimate  responsibility  for all investment  advisory services  for  the  Funds.  Delaware  Management  Company  also  supervises  the sub-advisor's  performance.  For its services to the Funds, the manager pays the sub-advisor a sub-advisory fee as follows:

----------------------- ------------------------ ----------------------------
                        Delaware International   Delaware Emerging Markets
                        Value Equity Fund        Fund
----------------------- ------------------------ ----------------------------
As a percentage of               [ ]%                       [ ]%
average daily net
assets
----------------------- ------------------------ ----------------------------

Prior to September 24, 2004, Delaware  International Advisers Ltd. (now known as
Mondrian)  served as the Funds'  manager.  Since  September  25, 2004,  Delaware
Management  Company  served as the Funds'  manager  and  Mondrian  served as the
Funds'  sub-advisor.  The aggregate  advisory fee paid by each Fund for the last fiscal year is as follows:

---------------------- ---------------- ---------------- --------------------
                       Delaware         Delaware         Delaware Global
                       International    Emerging         Value Fund
                       Value Equity     Markets Fund
                       Fund
---------------------- ---------------- ---------------- --------------------
As a percentage of          [ ]%             [ ]%*              [ ]%*
average daily net
assets
-----------------------------------------------------------------------------
*Reflects a waiver of fees by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Funds'
investment  advisory  contracts  is available  in the Funds'  annual  reports to shareholders for the period ended [ ].

Portfolio managers

Delaware Emerging Markets Fund
Clive  Gillmore  and  Robert  Akester  have  primary  responsibility  for making day-to-day  investment  decisions for Delaware  Emerging Markets Fund. In making investment  decisions for Delaware  Emerging  Markets Fund, Mr. Gillmore and Mr.
Akester   regularly   consult  with  Emma  R.E.  Lewis  and  a  fourteen  member international  equity team.  Mr.  Gillmore and Mr. Akester have managed the Fund since its inception.

Clive  A.  Gillmore,   Deputy  Managing  Director/Senior  Portfolio  Manager  of
Mondrian,  is a graduate  of the  Warwick  University,  England,  and the London
Business School Investment  Program,  Mr. Gillmore joined Mondrian in 1990 after eight years of investment experience.  His most recent position prior to joining
Mondrian was as a Pacific Basin equity analyst and senior portfolio  manager for
Hill Samuel  Investment  Management  Ltd.  Prior to that,  Mr.  Gillmore  was an analyst and  portfolio  manager for Legal and General  Investment  in the United
Kingdom.

Robert Akester,  Senior Portfolio Manager of Mondrian,  joined Mondrian in 1996,
Mr.  Akester,  who began his  investment  career in 1969,  was most  recently  a
Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East
Asian  Research  team  at  James  Capel,  and as a Fund  Manager  at  Prudential
Assurance  Co., Ltd. Mr.  Akester holds a BS in  Statistics  and Economics  from
University  College,  London and is an associate of the  Institute of Actuaries, with a certificate in Finance and Investment.

Emma R. E.  Lewis,  Senior  Portfolio  Manager of  Mondrian,  is a  graduate  of
Pembroke  College,  Oxford  University,  where  she  completed  her  Masters  in
Philosophy  and  Theology.  She joined  Mondrian  in 1995,  assuming  analytical responsibilities  in the Pacific Basin Team. She began her investment  career at the Dutch bank ABN AMRO and later joined Fuji Investment  Management.  Ms. Lewis is an Associate of the U.K. Society of Investment Professionals.

Delaware Global Value Fund
[ ] have primary  responsibility for making day-to-day  investment decisions for the Fund.

International Equity Portfolio Segment

Zoe A. Neale, Senior Vice President and Chief Investment Officer,  International
Equity. Ms. Neale joined Delaware Investments in June 2005 to develop the firm's new international  value equity  strategies,  from Arborway  Capital,  which she founded in January 2005.  Previously she ran the International  Value Strategies
business  at Thomas  Weisel  Asset  Management  (TWAM).  She joined TWAM when it acquired  ValueQuest/TA  in 2002.  Ms. Neale spent six years at  ValueQuest  and served as a senior investment  professional with portfolio management and global research  responsibilities for several sectors. Prior to ValueQuest,  she was an assistant vice president and portfolio manager for Anchor Capital Advisors, with generalist  research  responsibilities.  Ms. Neale earned a bachelor's degree in economics from the  University of Texas,  Austin,  and an MBA from  Northeastern
University.

Edward A. "Ned" Gray, CFA, Vice  President/Senior  Portfolio Manager.
Mr.  Gray  joined  Delaware  Investments  in June 2005 to develop the firm's new
international  value  equity  strategies,   from  Arborway  Capital,   which  he
co-founded  in January  2005,  and where he played an integral role in strategic and portfolio decisions. Mr. Gray previously worked in the investment management business at Thomas Weisel Asset Management,  and ValueQuest,  which was acquired by TWAM in 2002. At  ValueQuest,  which he joined in 1987,  Mr. Gray served as a senior investment  professional with  responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration,  trading, and client and consultant  relations.  Prior to  ValueQuest,  he was a research  analyst at the
Center for  Competitive  Analysis.  Mr. Gray received his  bachelor's  degree in history  from  Reed  College  and a  master  of arts in law  and  diplomacy,  in international  economics,  business  and law from  Tufts  University's  Fletcher
School of Law and Diplomacy.

Todd A. Bassion, CFA, Vice President/Senior Research Analyst. Mr. Bassion joined
Delaware  Investments in June 2005 as a senior analyst on the new  International
Equity Team. He takes a lead role in generating  and  researching  new companies for the portfolios as well as providing input on ongoing  portfolio  management.
Mr. Bassion  previously worked at Arborway  Capital,  where he was a key part of the team that started at ValueQuest/TA and moved to TWAM with its acquisition of
ValueQuest/TA in 2002. Mr. Bassion,  who joined ValueQuest/TA in 2000, served as a research associate there. Prior to that, Mr. Bassion completed  internships at global  investment firms including  Grantham,  Mayo, Van Otterloo & Co., LLC and
Prudential Securities.  Mr. Bassion earned a bachelor's degree in economics from
Colorado College.

Domestic Equity Portfolio Segment

Tysen  Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager.  Mr. Nutt
graduated from Dartmouth  College with a B.A. He began his investment  career in
1983  at Dean  Witter  Reynolds,  Inc.  where  he  advanced  to Vice  President,
Investments.  In 1988,  he joined  investment  advisor Van Deventer & Hoch (V&H)
where he  managed  large cap value  portfolios  for  institutional  and  private clients.  As a Senior  Vice  President  at V&H,  he was a member  of the  firm's
Management Committee. In 1994, Mr. Nutt moved to the U.S. Active Large Cap Value
Team  within  Merrill  Lynch  Investment  Managers,  L.P.  (MLIM)  and  became a
Portfolio Manager in 2000. He was a Managing Director at MLIM and managed mutual funds and separate accounts for institutional and private clients.  In 2004, Mr.
Nutt  joined  Delaware  Investments  as Senior Vice  President/Senior  Portfolio
Manager.  He is a member of the New York  Society of Security  Analysts  and the
Association for Investment Management and Research.

Jordan L. Irving, Vice President/Senior  Portfolio Manager. Mr. Irving graduated from Yale University with a BA in American  Studies and earned a Special Diploma in Social Studies at Oxford  University  the following  year. In 1998, he joined the U.S.  Large Cap Value team  within  MLIM and became a  Portfolio  Manager in
2000.  He was a Vice  President  at MLIM and managed  mutual  funds and separate accounts for  institutional  and private  clients.  In 2004,  Mr.  Irving joined
Delaware Investments as Vice President/ Senior Portfolio Manager.  While working for MLIM,  Mr.  Irving  competed  for the United  States  National  Rowing team, winning a gold metal at the 1997 World  Rowing  Championships  in  Aiguebelette,
France.

Anthony A. Lombardi,  Vice  President/Senior  Portfolio  Manager.  Mr.  Lombardi
graduated from Hofstra  University  with a BBA and MBA in Finance.  Mr. Lombardi started his financial  services  career as an Investment  Analyst with Crossland
Savings,  FSB, Brooklyn,  NY in 1989. He joined Dean Witter Reynolds,  Inc. as a
Research  Assistant in 1990 and rose to the position of Vice  President/Research
Analyst.  In 1998 he joined the U.S. Active Large Cap Value team within MLIM and became a  Portfolio  Manager  in 2000.  He was a  Director  at MLIM prior to his
departure.   In  2004,  Mr.  Lombardi   joined  Delaware   Investments  as  Vice
President/Senior  Portfolio Manager.  He is a Chartered  Financial Analyst and a
member of the New York  Society of Security  Analysts  and the  Association  for
Investment Managemenk and Research.

Robert A.  Vogel,  Jr.,  Vice  President/Senior  Portiolio  Manager.  Mr.  Vogel
graduated from Loyola  University in Maryland earning both BBA and MS degrees in
Finance. He earned a MBA with a concentration in Finance from the Wharton School of Business at the University of  Pennsylvania.  Mr. Vogel started his financial services  career as a Financial  Consultant with Merrill Lynch in 1992. In 1997, he joined MLIM and became a Portfolio  Manager  with the U.S.  Active  Large Cap
Value  team in 1998.  He was a Director  at MLIM and  managed  mutual  funds and separate  accounts for  institutional  and private  clients.  In 2004, Mr. Vogel joined Delaware Investments as Vice President/Senior  Portfolio Manager. He is a
Chartered  Financial  Analyst  and a member of the New York  Society of Security
Analysts and the Association for Investment Management and Research.

Delaware International Value Equity Fund
Clive A. Gillmore,  Nigel G. May and Emma R.E. Lewis have primary responsibility for making  day-to-day  investment  decisions for Delaware  International  Value
Equity Fund. In making investment decisions for the Fund, Mr. Gillmore,  Mr. May and Ms. Lewis  regularly  consult with a fourteen  member  international  equity team.

Nigel G. May, Director/Senior  Portfolio  Manager/Regional  Research Director of
Mondrian,  is a graduate of Sidney Sussex College,  Cambridge.  Prior to joining
Mondrian in 1991, he had been with Hill Samuel  Investment  Management Group for five years.

Please see Delaware  Emerging Markets Fund's portfolio  manager  information for
Mr. Gillmore and Ms. Lewis' business experience.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                     Board of Trustees
                                                                       Custodian
 Investment Manager                                                    JPMorgan Chase Bank
 Delaware Management Company                                           4 Chase Metrotech Center
 2005 Market Street                  The Funds                         Brooklyn, NY 11245
 Philadelphia, PA 19103-7094

Sub-advisor                                                        Service agent
 Mondrian Investment Partners    Distributor                       Delaware Service Company, Inc.
 Limited                         Delaware Distributors, L.P.       2005 Market Street
 80 Cheapside, Third Floor       2005 Market Street                Philadelphia, PA 19103-7094
 London, England EC2V 6EE        Philadelphia, PA 19103-7094

Portfolio managers              Financial intermediary wholesaler
 (see page __ for details)       Lincoln Financial Distributors,
                                 Inc.
                                 2001 Market Street
                                 Philadelphia, PA 19103-7055

                                     Financial advisors

                                     Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of
the  fund's   investment   manager  and  distributor.   However,   the  Delaware
International  Value Equity Fund,  the  Delaware  Emerging  Markets Fund and the
Delaware  Global Value Fund rely on certain  exemptive  rules adopted by the SEC that  require  its Board of  Trustees  to be  comprised  of a  majority  of such independent  Trustees.  These  independent  fund Trustees,  in  particular,  are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.  The  investment  manager has delegated certain responsibilities mentioned above to the sub-advisor.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail

shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are compensated for their services,  generally through sales  commissions,  and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees.  Material changes in the terms of a fund's  management  contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

Sub-advisor A sub-advisor is a company generally  responsible for the management of the fund's assets or some portion  thereof.  The  sub-advisor is selected and supervised  by the  investment  manager.  The  investment  manager has delegated certain  responsibilities  (described  under the  "Investment  manager"  section above) to the sub-advisor.

Portfolio  managers  Portfolio  managers are employed by the investment  manager and/or sub-advisor to make investment  decisions for individual  portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class:

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may  qualify  for  reductions  in  sales  charges,  and  under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net assets  (contractually  limited to [0.25%]  for
     Delaware  Emerging  Markets Fund and Delaware  [Global  Value Fund] through
     [March 31,  2007]),  which is lower than the 12b-1 fee for Class B, Class C
     and  Class  R  shares.   See  "Dealer   compensation"   below  for  further
     information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested rounded to the nearest hundredth. The actual sales charge as a  percentage  of the net  amount  invested  will vary  depending  on the amount vested, rounding and the then-current NAV. Similarly, the actual sales charge as a  percentage  of offering  price may be different  due to the amount  invested, rounding  and the  then-current  offering  may be  greater  or  lesser  than the percentage shown.

------------------------------------ ---------------------------------- -----------------------------------
                                             Sales charge as %                  Sales charge as %
       Amount of purchase                    of offering price                of net amount invested
------------------------------------ ---------------------------------- -----------------------------------
        Less than $50,000                           5.75%                              6.54%
------------------------------------ ---------------------------------- -----------------------------------
  $50,000 but less than $100,000                    4.75%                              5.41%
------------------------------------ ---------------------------------- -----------------------------------
 $100,000 but less than $250,000                    3.75%                              4.31%
------------------------------------ ---------------------------------- -----------------------------------
 $250,000 but less than $500,000                    2.50%                              3.00%
------------------------------------ ---------------------------------- -----------------------------------
 $500,000 but less than $1 million                  2.00%                              2.44%
------------------------------------ ---------------------------------- -----------------------------------
       $1 million or more              None (Limited CDSC may apply)*     None (Limited CDSC may apply)*
------------------------------------ ---------------------------------- -----------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you redeem these shares  within the first year and 0.50% if you redeem them within the second year,  unless a specific waiver of the charge applies.  The  Limited  CDSC  will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser of: (1) the net asset  value at the time of  purchase of the Class A shares  being  redeemed or (2) the net asset value of such Class A shares at the time of redemption.  For purposes of this formula,  the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A shares even if those  shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A shares, the "net asset value of such shares at the  time of  redemption"  will be the net  asset  value  of the  shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed  that  shares not  subject to the  Limited  CDSC are the first  redeemed  followed by other  shares  held for the longest  period of time.  See  "Dealer  compensation"  below for a  description  of the dealer commission that is paid.

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a  12b-1  fee of no  more  than  0.30%
     (contractually  limited to [0.25%] for Delaware  Emerging  Markets Fund and
     Delaware Global Value Fund through [March 31, 2007]).  Conversion may occur as late as three months after the eighth  anniversary  of purchase,  during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see the  Statement of Additional  Information.  "Waivers of
     Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

o    Class R shares are subject to an annual  12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and
     Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred  compensation plans) with assets at the time shares are  considered for purchase of 410 million or less; and (ii) IRA rollovers from plans maintained on Delaware  Investment's  retirement  record keeping system or BISYS's  retirement record keeping system that are offering Class
     R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRA's, SEP/IRA's, SAR/IRA's, Roth IRA's, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Any account  holding Class A shares as of [ ] (the date Class R shares were made available)  continues to be eligible to purchase Class A shares after that date.
Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of purchase of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B Shares or Class C Shares of a Fund,  even if those  shares are later  exchanged  for shares of another  Delaware  Investments fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation
The  financial  advisor  that sells you shares of the Funds may be  eligible  to receive the following  amounts as compensation for your investment in the Funds.
These amounts are paid by the  distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------- ---------- ---------- ---------- ----------
                                 Class A(1) Class B(2)Class C(3)  Class R(4)
-------------------------------- ---------- ---------- ---------- ----------
Commission (%)                       -        4.00%      1.00%       -
-------------------------------- ---------- ---------- ---------- ----------
  Investment less than $50,000     5.00%        -          -         -
-------------------------------- ---------- ---------- ---------- ----------
  $50,000 but less than            4.00%        -          -         -
  $100,000
-------------------------------- ---------- ---------- ---------- ----------
  $100,000 but less than           3.00%        -          -         -
  $250,000
-------------------------------- ---------- ---------- --------- ----------
  $250,000 but less than           2.00%        -          -         -
  $500,000
-------------------------------- ---------- ---------- ---------- ----------
  $500,000 but less than           1.60%        -          -         -
  $1,000,000
-------------------------------- ---------- ---------- ---------- ----------
  $1,000,000 but less than         1.00%        -          -         -
  $5,000,000
-------------------------------- ---------- ---------- ---------- ----------
  $5,000,000 but less than         0.50%        -          -         -
  $25,000,000
-------------------------------- ---------- ---------- ---------- ----------
  $25,000,000 or more              0.25%        -          -         -
-------------------------------- ---------- ---------- ---------- ----------
12b-1 Fee to Dealer                0.30%      0.25%      1.00%     0.60%
-------------------------------- ---------- ---------- ---------- ----------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable  to  Class A shares  is  0.30%.  However,  the  Distributor  has contracted  to limit  this  amount to  [0.25%]  for the  Delaware  Emerging
     Markets Fund and Delaware Global Value Fund through [March 31, 2007].

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.30% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to [50%] through  [March 31,  2007].  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase.

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such information may include your Delaware  Investments Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary and the names of qualifying family members.  Class R shares have no up-front sales charge. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

-------------------------- ---------------------------------- --------------------------------------------------------------
           Program         How it works                                                Share class
                                                                     A                      B                      C
-------------------------- ---------------------------------- ---------------- ---------------------------------------------
Letter of Intent           Through a Letter of Intent you            X         Although the Letter of Intent and Rights of
                           agree to invest a certain                           Accumulation do not apply to the purchase
                           amount in Delaware Investments                      of Class B and Class C shares, you can
                           Funds (except money market                          combine your purchase of Class A shares
                           funds with no sales charge)                         with your purchase of Class B and Class C
                           over a 13-month period to                           shares to fulfill your Letter of Intent or
                           qualify for reduced front-end                       qualify for Rights of Accumulation.
                           sales charges.

-------------------------- ---------------------------------- ---------------- ---------------------------------------------
Rights of Accumulation     You can combine your holdings             X
                           or purchases of all funds in
                           the Delaware Investments
                           family (except funds with no
                           sales charge) as well as the
                           holdings and purchases of your
                           spouse and children under 21
                           to qualify for reduced
                           front-end sales charges.
-------------------------- ---------------------------------- ---------------- ----------------------------- ---------------

Reinvestment of Redeemed   Up to 12 months after you          For Class A,     For Class B, your account     Not
Shares                     redeem shares, you can             you will not     will be credited with the     available.
                           reinvest the proceeds without      have to pay      contingent deferred sales
                           paying a sales charge, as          an               charge you previously
                           noted to the right.                additional       paid on the amount you
                                                              front-end        are reinvesting. Your
                                                              sales charge.    schedule for contingent
                                                                               deferred sales charges
                                                                               and conversion to Class A
                                                                               will not start over
                                                                               again; it will pick up
                                                                               from the point at which
                                                                               you redeemed your shares.
-------------------------- ---------------------------------- ---------------- ----------------------------- ---------------
SIMPLE IRA, SEP/IRA,       These investment plans may                X         There is no reduction in sales charges for
SAR/SEP, Prototype Profit  qualify for reduced sales                           Class B or Class C shares for group
Sharing, Pension, 401(k),  charges by combining the                            purchases by retirement plans.
SIMPLE 401(k), 403(b)(7),  purchases of all members of
and 457 Retirement Plans   the group. Members of these
                           groups may also qualify to
                           purchase shares without a
                           front-end sales charge and may
                           qualify for a waiver of any
                           contingent deferred sales
                           charges on Class A shares.
-------------------------- ---------------------------------- ---------------- ---------------------------------------------

Buying Class A shares at Net Asset Value

Class A shares of a Fund may be purchased at net asset value under the following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees of any fund in the Delaware  Investments  family,  the Manager or any of the Manager's current affiliates and those that may in the future be
     created;   (ii)  legal   counsel  to  the  funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into
     Dealer's  Agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation  of a fund in the Delaware  Investments  family may exchange into Class A shares of another Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of funds in the Delaware Investments family.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors  if such  broker,  dealer or  investment  advisor  has entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they  are  not  eligible  to  purchase  shares  of the
     Institutional Class of a Fund.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the Statement of Additional Information.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the Statement of Additional Information.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

--------------------------------------- ------------------ --------------------- --------------------
                                                               Share Class
--------------------------------------- ------------------ --------------------- --------------------
               Category                         A*                  B                      C
--------------------------------------- ------------------ --------------------- --------------------
Redemptions in accordance with a                X                   X                      X
Systematic Withdrawal Plan, provided
the annual amount selected to be
withdrawn under the Plan does not
exceed 12% of the value of the
account on the date that the
Systematic Withdrawal Plan
was established or modified
--------------------------------------- ------------------ --------------------- --------------------
Redemptions that result from the                X                   X                      X
Fund's right to liquidate a
shareholder's account if the
aggregate net asset value of the
shares held in the account is less
than the then-effective minimum
account size
--------------------------------------- ------------------ --------------------- --------------------
Distributions to participants or                X             Not available.        Not available.
beneficiaries from a retirement plan
qualified under section 401(a) of the
Internal Revenue Code of 1986, as
amended (the "Code")
--------------------------------------- ------------------ --------------------- --------------------
Redemptions pursuant to the direction           X             Not available.        Not available.
of a participant or beneficiary of a
retirement plan qualified under
section 401(a) of the Code with
respect to that retirement plan
--------------------------------------- ------------------ --------------------- --------------------
Periodic distributions from an                  X                   X                      X
individual retirement account (i.e.,
IRA, ROTH IRA, EDUCATION OR COVERDALE
IRA, SIMPLE IRA, SAR/SEP or SEP/IRA)
or a qualified plan** (403(b)(7)
plan, 457 Deferred Compensation Plan,
Profit Sharing Plan, Money Purchase
Plan or 401(k) Defined Contribution
Plan) not subject to a penalty under
Section 72(t)(2)(A) of the Internal
Revenue Code ("IRC") or a hardship or
unforeseen emergency provision in the
qualified plan as described in Tres.
Reg.ss.1.401(k)-1(d)(2) and Section
457(d)(3) of the IRC.
--------------------------------------- ------------------ --------------------- --------------------
Returns of Excess Contributions due             X                   X                      X
to any regulatory limit from an
individual retirement account (i.e.,
IRA, ROTH IRA, EDUCATION OR COVERDALE
IRA, SIMPLE IRA, SAR/SEP or SEP/IRA)
or a qualified plan (403(b)(7) plan,
457 Deferred Compensation Plan,
Profit Sharing Plan, Money Purchase
Plan or 401(k) Defined Contribution
Plan).
--------------------------------------- ------------------ --------------------- --------------------
Distributions by other employee                 X             Not available.        Not available.
benefit plans to pay benefits
--------------------------------------- ------------------ --------------------- --------------------
Systematic withdrawals from a                   X                   X                      X
retirement account or qualified plan
that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of
the IRC or a hardship or unforeseen
emergency provision in the qualified
plan** as described in Tres. Reg.
ss.1.401(k)-1(d)(2) and Section
457(d)(3) of the IRC.  The systematic
withdrawal may be pursuant to
Delaware Investments funds'
Systematic Withdrawal Plan or a
systematic withdrawal permitted by
the IRC.
--------------------------------------- ------------------ --------------------- --------------------
Distributions from an account of a              X                   X                      X
redemption resulting from the death
or disability (as defined in Section
72(t)(2)(A) of the IRC) of a
registered owner or a registered
joint owner occurring after the
purchase of the shares being
redeemed.  In the case of accounts
established under the Uniform Gifts
to Minors or Uniform Transfers to
Minors Act or trust accounts, the
waiver applies upon the death of all
beneficial owners.
--------------------------------------- ------------------ --------------------- --------------------
Redemptions by certain legacy                   X             Not available.               X
retirement assets that meet the
requirements set forth in the
Statement of Additional Information.
--------------------------------------- ------------------ --------------------- --------------------
Redemptions by the classes of                   X             Not available.        Not available.
shareholders who are permitted to
purchase shares at net asset value,
regardless of the size of the
purchase.  See "Buying Class A shares
at Net Asset Value" above.
--------------------------------------- ------------------ --------------------- --------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investment Family's internet Web site at www.delawareinvestments.com. Additional information on Sales charges can be found in the SAI.

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

Delaware  Emerging Markets Fund is presently  closed to new investors.  Existing shareholders of the Fund,  which includes  participants of retirement plans that have the fund on their investment platform, may continue to purchase shares.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that under most  circumstances you are allowed to exchange only between  like  classes of  shares.  To open an  account  by  exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services

You can purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Effective  July 6, 2005, the  information in this paragraph  applies to Delaware
International Value Equity fund and Delaware International Global Value Fund.

Once you have completed an application,  you can open an account with an initial investment of $1,000 per Fund.  Additional  investments  may be made at any time for as little as $100.  If you are  buying  shares in an  Individual  Retirement
Account (IRA) or Roth IRA,  under the Uniform Gifts to Minors Act or the Uniform
Transfers to Minors Act, or through an  Automatic  Investing  Plan,  the minimum purchase  is $250,  and you can make  additional  investments  of only $25.  The minimum  purchase  for  a  Coverdell  Education  Savings  Account  (formerly  an
"Education  IRA") is $500.  The minimums  vary for  retirement  plans other than
IRAs, Roth IRAs or Coverdell Education Savings Accounts.

Effective  July 6, 2005,  the minimum  initial  investment in Delaware  Emerging
Markets Fund is $50,000.  The $50,000 minimum initial  investment applies to all
Delaware  Emerging  Markets Fund shares,  including those purchased in an IRA or
Roth IRA,  under the  Uniform  Gifts to Minors Act or the Uniform  Transfers  to
Minors Act, or through an Automatic  Investing Plan or in a Coverdell  Education
Savings Account.

The minimum additional investment for Delaware Emerging Markets Fund is $100. If you are buying  shares in an IRA or Roth IRA,  under the Uniform Gifts to Minors
Act or the Uniform  Transfers to Minors Act, or through an  Automatic  Investing
Plan,  the minimum  additional  amount is $25. The minimums vary for  retirement plans other than IRAs or Roth IRAs.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE each Business Day. The NAV per share for each class of the Fund is calculated by subtracting  the liabilities of each class from its total  assets  and  dividing  the  resulting  number  by the  number  of  shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price any  fixed-income  securities  on the basis of  valuations  provided to us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

Fair valuation
When the Funds use fair value  pricing,  they may take into  account any factors they deem  appropriate.  A Fund may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Fair value pricing may involve  subjective  judgments and it is possible that the fair value determined for a security  is  materially  different  than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Funds may use fair value pricing more  frequently  for securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets  close well before a Fund values its  securities  at 4:00 p.m.,  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for  valuing a Fund's  assets  to a  Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Funds may be suitable for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares in these  Funds can play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You can redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

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By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

Through automated shareholder services
You can redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we (or an  authorized  agent)  receive the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next business  day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares--not  the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000 ($250 for IRAs and Roth IRAs,  Uniform Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans  and $500 for  Coverdell  Education  Savings  Accounts)  for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the minimum  balance,  your Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Online Account Access
Account access is a password-protected area of the Delaware Investments internet
Web site that gives you  access to your  account  information  and allows you to perform transactions in a secure internet environment.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure internet environment, at any time from anywhere.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware  Investments  funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in your  account  or the same  share  class in  another  fund in the
Delaware  Investments  family. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can  exchange  all or part of your  shares,  normally for shares of the same class in another  Delaware  Investments  Fund without  paying a front-end  sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our  Systematic  Withdrawal  Plan you can  arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.  The applicable  Limited  contingent  deferred  sales  charge  for Class A Shares and contingent  deferred  sales  charge  for  Class B and C  Shares  redeemed  via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be subjected to the applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone  who  follows a  pattern  of  market  timing in any fund in the  Delaware
Investments  family or Optimum  Fund Trust to be a market timer and may consider anyone who has followed a similar  pattern of market  timing at an  unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  brokers/dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends  and  Distributions.  Each Fund has elected to be treated as regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes  to you. The Funds intend to make  distributions at least  annually,  usually  in  December,  of  substantially  all of their net investment  income  and  any net  realized  capital  gains.  The  amount  of any distribution  will  vary,  and there is no  guarantee  a Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

Avoid  "Buying A Dividend."  If you invest in a Fund  shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are subject to state and local  taxes.  If a Fund  qualifies  to pass through to you the tax benefits from foreign  taxes it pays on its  investments, and elects to do so, then any foreign taxes it pays on these  investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S.  withholding  and  estate  tax,  and are  subject to  special  U.S.  tax certification  requirements.
This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

Other investment policies and risk considerations

High-yield, high risk securities
Delaware  Emerging  Markets  Fund and  Delaware  Global Value Fund may invest in high-yield,  high risk  foreign  fixed-income  securities.  In the past,  in the opinion of the Funds' portfolio managers,  the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Funds' portfolio managers intends to maintain adequately diversified portfolios  of stocks and bonds.  While  diversification  can help to reduce the effect of an individual  default on a Fund,  there can be no assurance  that any diversification  in holdings will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium- and  low-grade  bonds held by a Fund may be issued as a  consequence  of corporate  restructurings,  such as leveraged buy-outs,  mergers,  acquisitions, debt  recapitalizations  or similar events. Also these bonds are often issued by smaller,  less  creditworthy  companies  or  foreign  governments  or by  highly leveraged  (indebted) firms, which are generally less able than more financially stable firms to make  scheduled  payments of interest and  principal.  The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high-yield, high risk securities differently from other  securities.  Prices have been found to be less sensitive to interest rate changes than higher rated  investments,  but more  sensitive to adverse economic changes or individual corporate  developments.  Also, during an economic  downturn or a  substantial  period of rising  interest  rates,  highly leveraged  issuers may experience  financial stress which would adversely affect their ability to service  principal and interest  payment  obligations,  to meet projected  business  goals  and  to  obtain  additional  financing.  Changes  by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic  effect on the values of these  investments  than on the values of higher-rated  securities.  Consequently,  these changes will affect a Fund's net asset value per share.

Foreign currency transactions
Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its  holdings  of foreign  currencies  into U.S.  dollars on a daily  basis.  Each Fund  will,  however,  from time to time,  purchase  or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency value  fluctuations.  Each  Fund  may  conduct  its  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the contract,  agreed upon by the parties,  at a price set at the time of the contract. Each Fund will convert currency on a spot basis from time to time, and investors  should be aware of the costs of currency conversion.

Each Fund may enter into forward  contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S.  dollars or other currencies in which  the  transaction  will be  consummated.  By  entering  into a  forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency,  of the amount of foreign currency involved in the underlying security transaction,  a Fund will be able to  protect  itself  against a  possible  loss resulting  from an adverse  change in currency  exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Fund's  portfolio  managers  believe  that the currency of a particular country may suffer a  significant  decline  against  the U.S.  dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell,  for a fixed amount of U.S.  dollars or other  appropriate  currency,  the amount of foreign currency  approximating the value of some or all of the Fund's securities denominated in such foreign currency.

A Fund will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the Fund to deliver  an  amount of  foreign  currency  in excess of the value of the  Fund's securities or other assets denominated in that currency.

At the  maturity of a forward  contract,  a Fund may either  sell the  portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the foreign currency. A Fund may realize gains or losses from currency transactions.

Certain management considerations

Investments by fund of funds and investment  vehicles that operate  similarly to funds of funds The Fund accepts investments from funds of funds, including those within  Delaware  Investments  family,  and  investment  vehicles  that  operate similarly  to funds of  funds,  such as 529  plans.  A "529  Plan" is a  college savings  program that operates  under section 529 of the Internal  Revenue Code.
From time to time, the Fund may experience large  investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While  it is  impossible  to  predict  the  overall  impact  of these transactions over time, there could be adverse effects on portfolio  management.
For example, the Fund may be required to sell securities or invest cash at times when it would  not  otherwise  do so.  These  transactions  could  also have tax consequences  if sales of  securities  result in gains,  and could also increase transaction  costs or portfolio  turnover.  The investment  manager will monitor transactions by the funds of funds and/or similar  investment  vehicles and will attempt to minimize  any adverse  effects on the Fund and funds of funds  and/or similar investment vehicle as a result of these transactions.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Funds'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company to appoint  and replace  sub-advisers,  enter into sub-advisory  agreements,  and amend and terminate sub-advisory  agreements with respect to the Funds, subject to Board approval but without shareholder approval
(the "Manager of Managers  Structure").  While Delaware  Management Company does not currently  expect to use the Manager of Managers  Structure  with respect to the Funds, Delaware Management Company may use the Manager of Managers Structure
in the future by hiring one or more  sub-advisers  to manage all or a portion of the Funds' portfolio if it believes that doing so would be likely to enhance the
Funds' performance by introducing a different investment style or focus.

Delaware  Management  Company's  ability to  implement  the  Manager of Managers
Structure  with  respect  to the  Funds is  contingent  upon the  receipt  of an exemptive order from the U.S.  Securities and Exchange Commission (the "SEC") or
the adoption of a rule by the SEC authorizing the  implementation of the Manager of  Managers  Structure.  Delaware  Management  Company's  use of the Manager of
Managers  Structure  with  respect  to the  Funds  may  be  subject  to  certain conditions  set  forth  in the SEC  exemptive  order or  rule.  There  can be no assurance that the SEC will grant the Funds'  application for an exemptive order or adopt such a rule.

The Manager of Managers Structure would enable the Funds to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment management fees paid by the Funds to be  increased  without  shareholder  approval or change  Delaware  Management
Company's responsibilities to the Funds, including Delaware Management Company's responsibility for all advisory services furnished by a sub-adviser.

Financial highlights

The  Financial  highlights  tables are intended to help you  understand a Fund's financial  performance.  [Currently,  financial  highlights are not provided for
Class R shares of the Delaware  Emerging  Markets Fund and Delaware Global Value
Fund  since  the  class  has not yet  commenced  operations.]  All  "per  share"
information reflects financial results for a single Fund share. This information has been  audited  by [ ],  whose  report,  along  with  each  Fund's  financial statements,  is included in the Fund's annual  report,  which is available  upon request by calling 800 523-1918.

Delaware International Value Equity Fund                                 Class A shares
                                                                        Year ended 11/30
                                                        2005         2004         2003         2002         2001

Net asset value, beginning of period                   $[  ]      $13.350       $11.20      $12.360      $15.690

Income (loss) from investment operations:
Net investment income(1)                                [  ]        0.261        0.184        0.085        0.149
Net realized and unrealized gain (loss) on
      investments and foreign currencies                [  ]        2.891        2.626       (0.992)      (1.191)
                                                     -------       ------       ------       ------       ------
Total from investment operations                        [  ]        3.152        2.810       (0.907)      (1.042)
                                                     -------       ------       ------       ------       ------
Less dividends and distributions from:
Net investment income                                   [  ]       (0.162)      (0.091)      (0.123)      (0.194)
Net realized gain on investments                       -----        -----       (0.389)      (0.310)      (2.094)
                                                     -------      -------      -------      -------      -------
Total dividends and distributions                       [  ]       (0.162)      (0.480)      (0.433)      (2.288)
                                                     -------       ------       ------      -------      -------
Net asset value, end of period                         $[  ]      $16.340      $13.350      $11.020      $12.360
                                                     =======      =======      =======      =======      =======
Total return(2)                                        [  ]%        23.83%       26.87%       (7.55%)      (8.33%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                $[  ]     $195,950      $88,499      $76,388      $80,652
Ratio of expenses to average net assets                 [  ]%        2.04%        2.13%        1.99%        1.89%
Ratio of net investment income to average net
     assets                                             [  ]%        1.60%        0.72%        1.12%        1.02%
Portfolio turnover                                      [  ]%          14%          23%          15%          10%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

Delaware International Value Equity Fund                                       Class B shares
                                                                              Year ended 11/30
                                                               2005         2004        2003        2002        2001

Net asst value, end of period                                 $[  ]      $13.250     $10.930     $12.250     $15.570

Income (loss) from investment operations:
Net investment income(1)                                       [  ]        0.160       0.106       0.003       0.057
Net realized and unrealized gain (loss) on investments
      and foreign currencies                                   [  ]        2.873       2.613      (0.980)     (1.197)
                                                            -------       ------      ------      ------      ------
Total from investment operations                               [  ]        3.033       2.719      (0.977)     (1.140)
                                                            -------       ------      ------      ------      ------
Less dividends and distributions from:
Net investment income                                          [  ]       (0.083)     (0.010)     (0.033)     (0.086)
Net realized gain on investments                               [  ]        -----      (0.389)     (0.310)     (2.094)
                                                            -------       ------      ------      ------      ------
Total dividends and distributions                              [  ]       (0.083)     (0.399)     (0.343)     (2.180)
                                                            -------       ------      ------      ------      ------
Net asset value, end of period                                $[  ]      $16.200     $13.250     $10.930     $12.250
                                                            =======      =======     =======     =======     =======
Total return(2)                                                [  ]%       23.00%      25.99%      (8.16%)     (9.04%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $[  ]      $38,962     $31,904     $24,006     $30,956
Ratio of expenses to average net assets                        [  ]        2.40%        2.74%       2.83%       2.69%
Ratio of net investment income to average net assets           [  ]%        1.08%       0.90%       0.02%       0.42%
Portfolio turnover                                             [  ]%           7%         14%         23%         15%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

Delaware International Value Equity Fund                                       Class C shares
                                                                              Year ended 11/30
                                                               2005        2004        2003        2002        2001

Net asst value, end of period                                 $[  ]     $13.240     $10.910     $12.240     $15.560

Income (loss) from investment operations:
Net investment income(1)                                       [  ]       0.160       0.104       0.005       0.057
Net realized and unrealized gain (loss) on investments
      and foreign currencies                                   [  ]       2.863       2.625      (0.992)     (1.197)
                                                            -------      ------      ------      ------      ------
Total from investment operations                               [  ]       3.023       2.729      (0.987)     (1.140)
                                                            -------      ------      ------      ------      ------
Less dividends and distributions from:
Net investment income                                          [  ]      (0.083)     (0.010)     (0.033)     (0.086)
Net realized gain on investments                               [  ]       -----      (0.389)     (0.310)     (2.094)
                                                            -------      ------      ------      ------      ------
Total dividends and distributions                              [  ]      (0.083)     (0.399)     (0.343)     (2.180)
                                                            -------      ------      ------      ------      ------
Net asset value, end of period                                $[  ]     $16.180     $13.240     $10.910     $12.240
                                                            =======     =======     =======     =======     =======
Total return(2)                                                [  ]%      22.94%      26.13%      (8.25%)     (9.04%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $[  ]     $70,169     $34,852     $13,604      $8,657
Ratio of expenses to average net assets                        [  ]        2.40%       2.74%       2.83%       2.69%
Ratio of net investment income to average net assets           [  ]%       1.08%       0.90%       0.02%       0.42%
Portfolio turnover                                             [  ]%          7%         14%         23%         15%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

Delaware International Value Equity Fund                               Class R shares
                                                                       Year ended 11/30
                                                                                       Period
                                                                                    6/2/03(1)
                                                                                      through
                                                               2005         2004     11/30/03

Net asset value, beginning of period                          $[  ]      $13.350      $11.480

Income from investment operations:
Net investment income(2)                                       [  ]        0.217        0.020
Net realized and unrealized gain on investments and
     foreign currencies                                        [  ]        2.879        1.850
                                                            -------       ------       ------
Total from investment operations                               [  ]        3.096        1.870
                                                            -------       ------       ------
Less dividends and distributions from:
Net investment income                                          [  ]       (0.176)       -----
                                                            -------       ------       ------
Net realized gain on investments                               [  ]       (0.176)       -----
                                                            -------       ------       ------
Net asset value, end of period                                $[  ]      $16.270      $13.350
                                                            =======      =======       =======
Total return(3)                                                [  ]%       23.43%       16.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $[  ]       $1,547         $346
Ratio of expenses to average net assets                        [  ]%        2.00%        2.47%
Ratio of net investment income to average net assets           [  ]%        1.48%        0.33%
Portfolio turnover                                             [  ]%           7%          14%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

Delaware Emerging Markets Fund                                                    Class A
                                                                             Year ended 11/30
                                                             2005        2004        2003        2002       2001

Net asset value, beginning of period                        $[  ]     $10.890      $7.240      $6.920     $6.600

Income (loss) from investment operations:
Net investment income(1)                                     [  ]       0.225       0.111       0.181      0.170
Net realized and unrealized gain (loss) on
 investments and foreign currencies                          [  ]       3.637       3.712       0.269      0.176
                                                          -------      ------      ------      ------     ------
Total from investment operations                             [  ]       3.862       3.823       0.450      0.346
                                                          -------      ------      ------      ------     ------
Less dividends and distributions from:
Net investment income                                        [  ]      (0.202)     (0.173)     (0.130)    (0.026)
Total dividends and distributions                            [  ]      (0.202)     (0.173)     (0.130)    (0.026)
                                                          -------      ------      ------      ------     ------
Net asset value, end of period                              $[  ]     $14.550     $10.890      $7.240     $6.920
                                                          =======     =======     =======     =======     ======
Total return(2)                                              [  ]%      36.01%      54.01%       6.62%      5.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $[  ]     $38,383      $8,202      $6,650     $6,242
Ratio of expenses to average net assets                      [  ]%       1.95%       1.95%       1.95%      1.95%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly             [  ]%       2.66%       2.99%       2.73%      2.85%
Ratio of net investment income to average net assets         [  ]%       1.28%       2.46%       2.39%      1.28%
Ratio of net investment income (loss) to average net
 assets prior to expense limitation and expenses
 paid indirectly                                             1.60%       0.57%       1.42%       1.61%      0.38%
Portfolio turnover                                             34%         55%         33%         36%        31%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor.  Performance would have been lower had the expense limitation not been in effect.

Delaware Emerging Markets Fund                                                  Class B
                                                                            Year ended 11/30
                                                              2005        2004       2003        2002        2001

Net asset value, beginning of period                         $[  ]     $10.710     $7.120      $6.800      $6.520

Income (loss) from investment operations:
Net investment income(1)                                      [  ]       0.135      0.050       0.126       0.117
Net realized and unrealized gain (loss) on
     investments and foreign currencies                       [  ]       3.583      3.658       0.271       0.163
                                                           -------      ------     ------      ------      ------
Total from investment operations                              [  ]       3.718      3.708       0.397       0.280
                                                           -------      ------     ------      ------      ------
Less dividends and distributions from:
Net investment income                                         [  ]      (0.138)    (0.118)     (0.077)      -----
                                                           -------      ------     ------      ------      ------
Total dividends and distributions                             [  ]      (0.138)    (0.118)     (0.077)      -----
                                                           -------      ------     ------      ------      ------
Net asset value, end of period                               $[  ]     $14.290    $10.710      $7.120      $6.800
                                                           =======     =======    =======     =======      ======
Total return(2)                                               [  ]%      35.08%     52.90%       5.90%       4.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $[  ]     $16,027     $6,695      $3,050      $2,763
Ratio of expenses to average net assets                       [  ]%       2.66%      2.70%       2.70%       2.70%
Ratio of expenses to average net assets prior to
      expense limitation and expenses paid
      indirectly                                              [  ]%       2.82%      3.36%       3.69%       3.43%
Ratio of net investment income to average net assets          [  ]%       1.06%      0.53%       1.71%       1.64%
Ratio of net investment income (loss) to average net
      assets prior to expense limitation and
      expenses paid indirectly                                [  ]%       0.90%     (0.13%)      0.72%       0.91%
Portfolio turnover                                            [  ]%         34%        55%         33%         36%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

Delaware Emerging Markets Fund                                                         Class C
                                                                               Year ended 11/30
                                                              2005        2004       2003       2002         2001

Net asset value, beginning of period                         $[  ]     $10.700     $7.110     $6.800       $6.510

Income (loss) from investment operations:
Net investment income(1)                                      [  ]       0.135      0.048      0.126        0.117
Net realized and unrealized gain (loss) on
     investments and foreign currencies                       [  ]       3.573      3.660      0.261        0.173
                                                           -------      ------      -----     ------       ------
Total from investment operations                              [  ]       3.708      3.708      0.387        0.290
                                                           -------      ------     ------     ------       ------
Less dividends and distributions from:
Net investment income                                         [  ]      (0.138)    (0.118)    (0.077)       -----
                                                           -------      ------     ------     ------       ------
Total dividends and distributions                             [  ]      (0.138)    (0.118)    (0.077)       -----
                                                           -------      ------     ------     ------       ------
Net asset value, end of period                               $[  ]     $14.270    $10.700     $7.110       $6.800
                                                           =======     =======    =======    =======      =======
Total return(2)                                               [  ]%      35.02%     52.97%      5.75%        4.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $[  ]     $50,564     $6,259     $1,391       $1,041
Ratio of expenses to average net assets                       [  ]%       2.66%      2.70%      2.70%        2.70%
Ratio of expenses to average net assets prior to
      expense limitation and expenses paid
      indirectly                                              [  ]%       2.82%      3.36%      3.69%        3.43%
Ratio of net investment income to average net assets          [  ]%       1.06%      0.53%      1.71%        1.64%
Ratio of net investment income (loss) to average net
      assets prior to expense limitation and
      expenses paid indirectly                                [  ]%       0.90%     (0.13%)     0.72%        0.91%
Portfolio turnover                                            [  ]%         34%        55%        33%          36%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

Delaware Global Value Fund                                                             Class A
                                                                                  Year ended 11/30

                                                                2005         2004        2003        2002         2001

Net asset value, beginning of period                           $[  ]       $8.700      $6.250      $7.410       $8.340

Income (loss) from investment operations:
Net investment income (loss)(2)                                 [  ]        0.156       0.113       0.143        0.146
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                     [  ]        2.059       2.457      (1.098)      (0.367)
                                                             -------       ------      ------       ------      ------
Total from investment operations                                [  ]        2.215       2.570      (0.955)      (0.221)
                                                             -------       ------      ------       ------      ------
Less dividends and distributions from:
Net investment income                                           [  ]       (0.105)     (0.120)     (0.138)      (0.188)
Net realized gain on investments                                [  ]        -----       -----      (0.067)      (0.521)
                                                             -------       ------      ------      ------       ------
Total dividends and distributions                               [  ]       (0.105)     (0.120)     (0.205)      (0.709)
                                                             -------       ------      ------      ------       ------
Net asset value, end of period                                 $[  ]      $10.810      $8.700      $6.250       $7.410
                                                             =======      =======     =======     =======      =======
Total return(3)                                                [  ]%        25.74%      41.97%     (13.23%)      (3.09%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $[  ]      $16,597     $12,669      $4,839          $35
Ratio of expenses to average net assets                         [  ]%        1.50%       1.50%       1.50%        1.29%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly            [  ]%        2.21%       2.10%       2.57%        3.67%
Ratio of net investment income (loss) to average net
     assets                                                     [  ]%        1.64%       1.59%       2.03%        1.87%
Ratio of net investment income (loss) to average net
     assets prior to expense limitation and expenses
     paid indirectly                                            [  ]%        0.93%       0.99%       0.96%       (0.51%)
Portfolio turnover                                              [  ]%          36%         59%         24%          20%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

Delaware Global Value Fund                                                                Class B
                                                                               Year ended 11/30               9/28/01(1)
                                                                                                                  to
                                                                 2005        2004       2003        2002       11/30/01

Net asset value, beginning of period                             $[  ]     $8.660     $6.210      $7.410      $6.920

Income (loss) from investment operations:
Net investment income (loss)(2)                                   [  ]      0.085      0.060       0.091      (0.003)
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                       [  ]      2.042      2.457      (1.100)      0.493
                                                               -------     ------     ------      ------      ------
Total from investment operations                                  [  ]      2.127      2.517      (1.009)      0.490
                                                               -------     ------     ------      ------      ------
Less dividends and distributions from:
Net investment income                                             [  ]     (0.047)    (0.067)     (0.124)     ------
Net realized gain on investments                                  [  ]      -----      -----      (0.067)     ------
                                                               -------     ------     ------      ------      ------
Total dividends and distributions                                 [  ]     (0.047)    (0.067)     (0.191)     ------
                                                               -------     ------     ------      ------      ------
Net asset value, end of period                                   $[  ]    $10.740     $8.660      $6.210      $7.410
                                                               =======    =======    =======     =======     =======
Total return(3)                                                   [  ]%     24.68%     41.00%     (13.95%)      7.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $[  ]     $6,673     $6,064      $2,929         $17
Ratio of expenses to average net assets                           [  ]%      2.25%      2.25%       2.25%       2.25%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly              [  ]%      2.91%      2.80%       3.32%      13.55%
Ratio of net investment income (loss) to average net
     assets                                                       [  ]%      0.89%      0.84%       1.28%      (0.03%)
Ratio of net investment income (loss) to average net
     assets prior to expense limitation and expenses
     paid indirectly                                              [  ]%      0.23%      0.29%       0.21%     (11.33%)
Portfolio turnover                                                [  ]%        36%        59%         24%         20%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

Delaware Global Value Fund                                                               Class C
                                                                               Year ended 11/30              9/28/01(1)
                                                                                                                to
                                                                  2005       2004        2003        2002    11/30/01

Net asset value, beginning of period                             $[  ]     $8.660      $6.210      $7.410     $6.920

Income (loss) from investment operations:
Net investment income (loss)(2)                                   [  ]      0.084       0.054       0.089     (0.003)
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                       [  ]      2.053       2.463      (1.098)     0.493
                                                               -------     ------      ------      ------     ------
Total from investment operations                                  [  ]      2.137       2.517      (1.009)     0.490
                                                               -------     ------      ------      ------     ------
Less dividends and distributions from:
Net investment income                                             [  ]     (0.047)     (0.067)     (0.124)     -----
Net realized gain on investments                                  [  ]      -----       -----      (0.067)     -----
                                                               -------     ------      ------      ------     ------
Total dividends and distributions                                 [  ]     (0.047)     (0.067)     (0.191)     -----
                                                               -------     ------      ------      ------     ------
Net asset value, end of period                                   $[  ]    $10.750      $8.660      $6.210     $7.410
                                                               =======    =======     =======     =======    =======
Total return(3)                                                   [  ]%     24.80%      41.00%     (13.95%)     7.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $[  ]     $4,355      $1,504         $95         $4
Ratio of expenses to average net assets                           [  ]%      2.25%       2.25%       2.25%      2.25%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly              [  ]%      2.91%       2.80%       3.32%     13.55%
Ratio of net investment income (loss) to average net
     assets                                                       [  ]%      0.89%       0.84%       1.28%     (0.03%)
Ratio of net investment income (loss) to average net
     assets prior to expense limitation and expenses
     paid indirectly                                              [  ]%      0.23%       0.29%       0.21%    (11.33%)
Portfolio turnover                                                [  ]%        36%         59%         24%        20%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions - From net realized gain on  investments."  Realized  and  unrealized  gain (loss) on foreign  currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities  denominated in foreign currencies as a result of changes in foreign currency exchange rates.

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur, for example,  if the Fund bought and sold all of the  securities in its portfolio  once in the course of a year, or frequently traded a single  security.  High  turnover can result in  increased  transaction costs and tax liability for investors and may affect the fund's performance.

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Citigroup Global Markets World ex-U.S. EMI (Extended Market Index)
The Citigroup  Global  Markets World ex-U.S.  EMI is a U.S.  dollar  denominated float weighted equity index of companies  located outside the United States with a market capitalization of $100 million or larger available to investment.  This index  consists  of the  companies  in the lowest  20% in market  capitalization within the Citigroup Global Equity Broad Market Index.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic, and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

Morgan  Stanley  Capital  International  (MSCI) ACWI (All  Country  World Index)
Index(SM)
The MSCI ACWI (All Country  World Index) Index is a free  float-adjusted  market capitalization  index that is designed to measure  equity market  performance in the  global  developed  and  emerging  markets.  As of May 2005  the  MSCI  ACWI consisted of the following 49 developed  and emerging  market  country  indices:
Argentina,  Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia,
Czech Republic,  Denmark, Egypt, Finland,  France,  Germany,  Greece, Hong Kong,
Hungary,  India,  Indonesia,  Ireland,  Israel,  Italy,  Japan,  Jordan,  Korea,
Malaysia, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, Peru,
Philippines,  Poland,  Portugal,  Russia,  Singapore Free, South Africa,  Spain,
Sweden,  Switzerland,  Taiwan, Thailand,  Turkey, The United Kingdom, the United
States and Venezuala.

MSCI EAFE(R)(Europe, Australasia, Far East) Index
The MSCI EAFE Index  (Europe,  Australasia,  Far East) is a free  float-adjusted market  capitalization index that is designed to measure developed market equity performance,  excluding  the US &  Canada.  As of May 2005 the MSCI  EAFE  Index
consisted of the  following  21 developed  market  country  indices:  Australia,
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland,
Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,  Singapore, Spain,
Sweden, Switzerland and the United Kingdom.

MSCI Emerging Markets Index(SM)
The MSCI Emerging Markets Index is a free float-adjusted  market  capitalization index  that is  designed  to measure  equity  market  performance  in the global emerging  markets.  As of May 2005 the MSCI Emerging  Markets Index consisted of the following 26 emerging  market country  indices:  Argentina,  Brazil,  Chile,
China,  Colombia,  Czech Republic,  Egypt, Hungary,  India,  Indonesia,  Israel,
Jordan, Korea, Malaysia, Mexico, Morocco,  Pakistank Peru, Philippines,  Poland,
Russia,  South  Africa,  Taiwan,  Thailand,   Turkey  and  Venezuela.

NASD
The independent  subsidiary of the National  Association of Securities  Dealers,
Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P), Duff & Phelps, Inc. (Duff), and Fitch, Inc. (Fitch).

Net assets
The total value of all assets in the Fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
Charge on the  purchase or  redemption  of fund shares  sold  through  financial advisors.  May vary  with the  amount  invested.  Typically  used to  compensate advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares;  mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid;  signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The  document  serving as "Part B" of a fund's  prospectus  that  provides  more detailed  information about the fund's organization,  investments,  policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Appendix A - Bond Ratings

Excerpts from Moody's  description  of its bond ratings:  Aaa--judged  to be the best quality.  They carry the smallest degree of investment risk;  Aa--judged to be of high quality by all  standards;  A--possess  favorable  attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both good and bad times over the future.
Uncertainty of position  characterizes  bonds in this class;  B--generally  lack characteristics of the desirable investment. Assurance of interest and principal payments or of  maintenance  of other terms of the contract over any long period of time may be small;  Caa--are of poor standing.  Such issues may be in default or there may be  present  elements  of  danger  with  respect  to  principal  or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other  marked  shortcomings;  C--the  lowest rated  class of bonds and issues so rated can be  regarded  as having  extremely poor prospects of ever attaining any real investment standing.

Excerpts  from  S&P's  description  of  its  bond  ratings:  AAA--highest  grade obligations.  They possess the ultimate degree of protection as to principal and interest;  AA--also  qualify as high grade  obligations,  and in the majority of instances  differ from AAA issues only in a small degree;  A--strong  ability to pay  interest  and repay  principal  although  more  susceptible  to  changes in circumstances;  BBB--regarded as having an adequate capacity to pay interest and repay  principal;  BB,  B,  CCC,  CC--regarded,  on  balance,  as  predominantly speculative  with  respect to capacity to pay  interest  and repay  principal in accordance with the terms of the  obligation.  BB indicates the lowest degree of speculation  and CC the  highest  degree of  speculation.  While  such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse  conditions;  C--reserved for income bonds on which no interest is being paid; D--in default,  and payment of interest and/or repayment of principal is in arrears.

Delaware International Value Equity Fund
Delaware Emerging Markets Fund
Delaware Global Value Fund

Additional  information about the Funds'  investments is available in the Funds'
annual  and  semiannual  reports  to  shareholders.  In the  Funds'  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered by the report. You can find more detailed information about the Funds in the current  Statement  of  Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, or, if you have any questions  about  investing in these
Funds, you can write us at 2005 Market Street,  Philadelphia,  PA 19103-7094, or
call  toll-free  800  523-1918.  The  Funds'  annual and  semiannual  reports to shareholders are also available, free of charge, through the Funds' internet Web site  (www.delawareinvestments.com).  You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about each Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Funds,  including their SAIs, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-06324

                                                      CUSIP           NASDAQ
Delaware International Value Equity Fund
Class A                                             245914106         DEGIX
Class B                                             245914700         DEIEX
Class C                                             245914858         DEGCX
Class R                                             245914577         DIVRX
Delaware Emerging Markets Fund
Class A                                             245914841         DEMAX
Class B                                             245914833         DEMBX
Class C                                             245914825         DEMCX
Delaware Global Value Fund
Class A                                             245914718         DABAX
Class B                                             245914692         DABBX
Class C                                             245914684         DABCX

PR-034 [--] IVES 2/05
(J8925)

                                                     [DELAWARE INVESTMENTS LOGO]

                    Delaware International Value Equity Fund
                         Delaware Emerging Markets Fund
                           Delaware Global Value Fund
             (Formerly Delaware International Small Cap Value Fund)

                               Institutional Class

                                   Prospectus
                                 March 30, 2006

                                  International

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                                     page
Delaware International Value Equity Fund
Delaware Emerging Markets Fund
Delaware Global Value Fund

How the Funds are managed                                         Page
Investment strategies
The securities the Funds typically invest in
The risks of investing in the Funds
Disclosure of portfolio holdings information

Who manages the Funds                                             page
Investment manager
Portfolio managers
Who's who?

About your account                                                Page
Investing in the Funds
How to buy shares
Fair valuation
How to redeem shares
Account minimum
Frequent trading of Fund shares
Dividends, distributions and taxes

Certain management considerations                                 page

Financial highlights                                              page

Glossary                                                          page

Profile: Delaware International Value Equity Fund

What is the Fund's goal?
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  Although the Fund will strive to meet its goal,  there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests  primarily in equity  securities that provide the potential for capital  appreciation  and income.  At least 65% of the Fund's total assets will invest in equity  securities  of issuers  from foreign  countries.  An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its  operating  income.
The Fund may  invest  more than 25% of its total  assets  in the  securities  of issuers located in the same country.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in equity securities (the "80% policy").

In selecting investments for the Fund,

o    The Fund's  portfolio  managers  strive to identify well managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.
o    In order to compare the value of  different  stocks,  the Fund's  portfolio managers  consider  whether the future dividends on a stock are expected to increase faster than,  slower than, or in line with the level of inflation.
     The Fund's  portfolio  managers  then estimate what they think the value of those  anticipated  future dividends would be worth if those dividends were being paid today. The Fund's portfolio  managers believe this gives them an estimate of the stock's  true value.  The Fund's  portfolio  managers  also evaluate other value characteristics,  such as relative  price-to-earnings, book-to-price, and cash flow-to-price ratios.
o    The Fund's portfolio  managers  generally prefer to purchase  securities in countries  where the currency is  undervalued  or  fair-valued  compared to other  countries  because they believe these  securities  may offer greater return  potential.  The Fund's  portfolio  managers  attempt  to  determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services  in another  country.  When the  dollar  buys  less,  the  foreign currency  may be  overvalued,  and when the dollar  buys more,  the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock prices, which can be caused by a drop in foreign stock markets or poor  performance  in  specific  industries  or  companies.  Because the Fund
invests  in   international   securities  in  both  established  and  developing
countries,  it will be affected by  international  investment  risks  related to currency valuations, political instability,  economic instability, and generally more lax accounting and regulatory standards.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on [page ___].

The  Fund's  80%  policy  described  above may be  changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund

o    Investors with long-term financial goals.
o    Investors seeking for exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.
o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware International Value Equity Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class have varied over the past ten  calendar  years,  as well as the average  annual  returns for one-year,  five-year and ten-year periods.  The Fund's past performance  (before and after taxes) is not  necessarily an indication of how it will perform in the future.  The  returns  reflect  expense  caps,  if any, in effect  during  these periods.  The returns would be lower without the caps.  There is no longer a cap in place for this Fund.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

--------- ---------- --------- --------- --------- ----------- --------- --------- --------- --------
    1996       1997      1998      1999      2000        2001      2002      2003      2004     2005
--------- ---------- --------- --------- --------- ----------- --------- --------- --------- --------
  20.61%      4.61%     9.35%    14.04%    -0.86%     -12.54%   -10.47%    40.37%    20.62%    [  ]%
--------- ---------- --------- --------- --------- ----------- --------- --------- --------- --------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly  return  was [ ]% for the  quarter  ended [ ] and its  lowest quarterly return was [ ]% for the quarter ended [ ].

Average annual returns for periods ending 12/31/05

-------------------------------------------------------------- --------- ----------- ----------
                                                                 1 year     5 years   10 years
-------------------------------------------------------------- --------- ----------- ----------
Return before taxes                                               [  ]%       [  ]%      [  ]%
-------------------------------------------------------------- --------- ----------- ----------
Return after taxes on distributions                               [  ]%       [  ]%      [  ]%
-------------------------------------------------------------- --------- ----------- ----------
Return after taxes on distributions and sale of Fund shares       [  ]%       [  ]%      [  ]%
-------------------------------------------------------------- --------- ----------- ----------
Morgan Stanley Capital International (MSCI) EAFE(R)(Europe,
Australasia, Far East) Index
  (reflects no deduction for fees, expenses, or taxes)            [  ]%       [  ]%      [  ]%
-------------------------------------------------------------- --------- ----------- ----------

The  Fund's  returns  above are  compared  to the  performance  of the MSCI EAFE
(Europe,  Australasia,  Far East) Index.  You should  remember that,  unlike the
Fund,  the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

What are Delaware International Value Equity Fund's fees and expenses?

----------------------------------------- -------------------------------------------------------------------- ---------
You do not pay sales charges directly     Maximum sales charge (load) imposed on purchases as a percentage of      none
from your investments when you buy or     offering price
sell shares of the Institutional Class.
                                          -------------------------------------------------------------------- ---------
                                          Maximum contingent deferred sales charge (load) as a percentage of       none
                                          original purchase price or redemption price, whichever is lower
                                          -------------------------------------------------------------------- ---------
                                          Maximum sales charge (load) imposed on reinvested dividends              none
                                          -------------------------------------------------------------------- ---------
                                          Redemption fees                                                          none
                                          -------------------------------------------------------------------- ---------
                                          Exchange fees(1)                                                         none
----------------------------------------- -------------------------------------------------------------------- ---------

----------------------------------------- -------------------------------------------------------------------- ---------
Annual fund operating expenses are        Management fees                                                         [  ]%
deducted from the Fund's assets.
                                          -------------------------------------------------------------------- ---------
                                          Distribution and service (12b-1) fees                                    none
                                          -------------------------------------------------------------------- ---------
                                          Other expenses(2)                                                       [  ]%
                                          -------------------------------------------------------------------- ---------
                                          Total operating expenses                                                [  ]%
----------------------------------------- -------------------------------------------------------------------- ---------

----------------------------------------- --------------------------------------------------------- ----------
This example is intended to help you      1 year                                                        $[  ]
compare the cost of investing in the      --------------------------------------------------------- ----------
Fund to the cost of investing in other    3 years                                                       $[  ]
mutual funds with similar investment      --------------------------------------------------------- ----------
objectives.  We show the cumulative       5 years                                                       $[  ]
amount of Fund expenses on a              --------------------------------------------------------- ----------
hypothetical investment of $10,000 with   10 years                                                      $[  ]
an annual 5% return over the time         --------------------------------------------------------- ----------
shown.(3)  This is an example only, and
does not represent future expenses,
which may be greater or less than those
shown here.
----------------------------------------- --------------------------------------------------------- ----------

(1)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses in the current  fiscal year due to a reduction  in transfer agency costs associated with servicing retirement accounts.

(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical  5% return we use here.  The example  assumes  that the Fund's total operating expenses remain unchanged in each of the periods we show.

Profile: Delaware Emerging Markets Fund

What is the Fund's goal?
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers from emerging foreign countries.  Under  normal  market  conditions,  at least 65% of the Fund's total assets will be invested in equity  securities  of issuers from  countries  whose economies are considered to be emerging or developing.

The Fund may invest up to 35% of the its net assets in  fixed-income  securities issued by  companies  in emerging  countries  or by foreign  governments,  their agents,  instrumentalities  or political  sub-divisions.  The Fund may invest in fixed-income  securities  that are  denominated  in the  currencies  of emerging market  countries.  All of  these  may be  high-yield,  high  risk  fixed-income securities.  The Fund  may  invest  more  than 25% of its  total  assets  in the securities of issuers located in the same country.

Under  normal  circumstances,  at least 80% of the Fund's net assets  will be in investments of emerging market issuers (the "80% policy").

In selecting investments for the Fund,

o    The Fund's  portfolio  managers  strive to identify well managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.
o    In order to compare the value of different  stocks, we consider whether the future  dividends on a stock are expected to increase  faster than,  slower than, or in line with the level of inflation. The Fund's portfolio managers then  estimate  what  they  think  the  value of those  anticipated  future dividends  would be worth if those  dividends  were being paid  today.  The
     Fund's  portfolio  managers  believe  this  gives them an  estimate  of the stock's  true  value.  Because  the  Fund  invests  primarily  in  emerging countries, there may be less information available for the Fund's portfolio managers  to use in  making  this  analysis  than  is  available  for  more developed countries.
o    Currency  analysis is an  important  part of the  valuation  exercise.  The
     Fund's  portfolio  managers  attempt  to  determine  whether  a  particular currency is overvalued or  undervalued by comparing the amount of goods and services  that a dollar  will buy in the  United  States  to the  amount of foreign  currency  required to buy the same amount of goods and services in another  country.  When the dollar buys less,  the foreign  currency may be overvalued,  and when the dollar  buys more,  the foreign  currency  may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in  the  Fund's  portfolio.  These  fluctuations  can be  even  more pronounced  for funds like  Delaware  Emerging  Markets  Fund,  which invests in emerging  countries.  This Fund will be affected  primarily by declines in stock prices,  which  can be  caused  by a drop  in  foreign  stock  markets  or  poor performance  in  specific  industries  or  companies.  The  value of the  Fund's investments and, therefore,  the price of the Fund's shares may be more volatile than  investments  in more  developed  markets.  Because  the  Fund  invests  in international  securities it will be affected by international  investment risks related to currency valuations, political instability,  economic instability, or generally more lax accounting and regulatory standards.

High-yield,  risk foreign  fixed-income  securities  are subject to  substantial risks,  particularly  during  periods of economic  downturns or rising  interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds.  This  means  that  the  Fund  may  allocate  more of its net  assets  to investments in single securities than a "diversified" fund. Thus, all else being equal,  adverse  effects on a single security may affect a larger portion of the
Fund's overall assets and subject the Fund to greater risks.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on [page ___].

The  Fund's  80%  policy  described  above may be  changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking for exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.
o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware Emerging Markets Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class have varied over the past nine calendar  years, as well as the average annual returns of the one-year,  five-year and lifetime periods.  The Fund's past performance  (before and after taxes) is not  necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect  during the  periods.  The returns would be lower without the expense caps.

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly  return  was [ ]% for the  quarter  ended [ ] and its  lowest quarterly return was [ ]% for the quarter ended [ ].

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

---------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ---------
     1997        1998        1999        2000        2001        2002        2003       2004      2005
---------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ---------
    1.58%     -36.19%      55.16%     -24.18%       5.28%       3.79%      64.79%     32.68%     [  ]%
---------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ---------

Average annual returns for periods ending 12/31/05

--------------------------------------------------------------------- ---------- ---------- -----------
                                                                         1 year    5 years    Lifetime
                                                                                            (inception
                                                                                              6/10/96)
--------------------------------------------------------------------- ---------- ---------- -----------
Return before taxes                                                       [  ]%      [  ]%       [  ]%
--------------------------------------------------------------------- ---------- ---------- -----------
Return after taxes on distributions                                       [  ]%      [  ]%       [  ]%
--------------------------------------------------------------------- ---------- ---------- -----------
Return after taxes on distributions and sale of Fund shares               [  ]%      [  ]%       [  ]%
--------------------------------------------------------------------- ---------- ---------- -----------
MSCI Emerging Markets Index(SM) (reflects no deduction for fees,
        expenses, or taxes)                                               [  ]%      [  ]%      [  ]%*
--------------------------------------------------------------------- ---------- ---------- -----------

The Fund's  returns above are compared to the  performance  of the MSCI Emerging
Markets Index. You should remember that, unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    The MSCI Emerging  Markets Index reports  returns on a monthly basis.  This figure reflects the return from June 30, 1996 through December 31, 2005.

What are Delaware Emerging Markets Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

------------------------------------------- -------------------------------------------------------------------- ---------
You do not pay sales charges directly
from your investments when you buy or       Maximum sales charge (load) imposed on purchases as a percentage of      none
sell shares of the Institutional Class.     offering price
                                            -------------------------------------------------------------------- ---------
                                            Maximum contingent deferred sales charge (load) as a percentage of       none
                                            original purchase price or redemption price, whichever is lower
                                            -------------------------------------------------------------------- ---------
                                            Maximum sales charge (load) imposed on reinvested dividends              none
                                            -------------------------------------------------------------------- ---------
                                            Redemption fees                                                          none
                                            -------------------------------------------------------------------- ---------
                                            Exchange fees(1)                                                         none
------------------------------------------- -------------------------------------------------------------------- ---------

------------------------------------------- -------------------------------------------------------------------- ---------
Annual fund operating expenses are          Management fees                                                         [  ]%
deducted from the Fund's assets.
                                            -------------------------------------------------------------------- ---------
                                            Distribution and service (12b-1) fees                                    none
                                            -------------------------------------------------------------------- ---------
                                            Other expenses(2)                                                       [  ]%
                                            -------------------------------------------------------------------- ---------
                                            Total annual fund operating expenses                                    [  ]%
------------------------------------------- -------------------------------------------------------------------- ---------

------------------------------------------- ------------------------------------------------------- --------
This example is intended to help you        1 year                                                    $[  ]
compare the cost of investing in the Fund   ------------------------------------------------------- --------
to the cost of investing in other mutual    3 years                                                   $[  ]
funds with similar investment objectives.   ------------------------------------------------------- --------
We show the cumulative amount of Fund       5 years                                                   $[  ]
expenses on a hypothetical investment of    ------------------------------------------------------- --------
$10,000 with an annual 5% return over the   10 years                                                  $[  ]
time shown.(3) This is an example only,     ------------------------------------------------------- --------
and does not represent future expenses,
which may be greater or less than those
shown here.
------------------------------------------- ------------------------------------------------------- --------

(1)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses in the current  fiscal year due to a reduction  in transfer agency costs associated with servicing retirement accounts.

(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical  5% return we use here.  The example  assumes  that the Fund's total operating expenses remain unchanged in each of the periods we show.

Profile: Delaware Global Value Fund

What is the Fund's goal?
Delaware Global Value Fund seeks long-term  capital  appreciation.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries.  Under normal circumstances,  at least 65%
of the Fund's  total  assets will be invested  in equity  securities  of issuers located  throughout the world,  including the United States. The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and  large-cap  equity  securities.  More than 25% of the  Fund's total assets may be invested in the  securities  of issuers  located in the same country; however, the Fund will limit investments in emerging markets securities to 10% of the Fund's net assets.  To determine  how much of the Fund's assets to allocate to international  stocks and how much to allocate to U.S.  stocks,  the
Fund's  portfolio  management  teams compare the potential  return of each asset class in the context of their  expectations  for inflation,  economic growth and political stability in various regions around the world.

In selecting non-U.S. investments for the Fund,

     o    The International Equity Team seeks to identify undervalued securities by employing  relative value  comparisons  using a multi-step  process that  blends  the latest  research  software  tools  with  traditional fundamental analysis.

     o    In order to identify  the most  attractively  valued  securities,  the
          International Equity Team applies four fundamental evaluation criteria to a broad spectrum of  international  stocks -- undervalued  earnings
          (by  looking  at the price to  earnings  ("P/E")  ratio),  undervalued assets (by looking at the price to book  ("P/B")  ratio),  undervalued cash flow and undervalued quality (by looking for above average return on  equity).  The  International  Equity  Team  focuses on these value screens and in-depth,  team-generated fundamental research rather than top-down,  geographic or sector allocations. This research enables the team to select  securities  on the basis of a thorough  assessment  of companies'  ability  to  generate  earnings  and cash flow in light of their financial position, business strategy and competitive strength.

In selecting U.S. investments for the Fund,

     o    The Delaware Large Cap Value Focus Team selects securities it believes are  undervalued in relation to their  intrinsic  value.  The Delaware
          Large  Cap  Value  Focus  Team  evaluates  securities  by  considering multiple factors,  including earnings, cash flow potential,  the asset value of an issuer and, in certain cases, a company's plans for future operations.
     o    Using a value-oriented  investment philosophy and a research-intensive approach, the Delaware Large Cap Value Focus Team invests primarily in
          mid-  to   large-capitalization   companies  which  it  believes  have
          long-term capital appreciation  potential.  When selecting securities, the Delaware Large Cap Value Focus Team considers estimated present or future values,  earnings growth  prospects,  expected return on equity and dividend  yield,  the financial  condition of the issuer and other qualitative factors.

The Fund may  invest  up to 35% of its net  assets in  fixed-income  securities, including up to 15% of its net assets in  high-yield,  high-risk  foreign  fixed income securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities in the Fund's  investments.  This Fund will be affected  primarily by declines in stock  prices,  which can be caused by a drop in the stock market or poor  performance in specific  industries or companies,  and changes in currency exchange rates. To the extent the Fund invests in  fixed-income  securities,  it may also be affected by changes in U.S. and foreign interest rates.  Investments in  small-  and  mid-capitalization  securities  tend to be more  volatile  than
investments  in  larger  capitalization   securities.   Investments  in  foreign
securities,  whether equity or  fixed-income,  involve  special risks  including those related to currency  fluctuations,  as well as to political,  economic and social  situations  different from, and potentially more volatile than, those in the U.S. In addition,  the accounting,  tax and financial reporting standards of foreign  countries are different from and may be less reliable or  comprehensive than those relating to U.S. issuers. Investments in emerging markets may present greater risks than investing in more  developed  countries,  including  risks of appropriation, adverse changes in tax regulations and

currency controls.  High-yield,  high risk fixed-income securities that the Fund may invest in are subject to substantial risks,  particularly  during periods of economic downturns or rising interest rates.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on [page __].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment primarily in domestic equity securities.
o    Investors  unwilling to accept the additional risks associated with foreign investment,  including risks associated with investing in emerging markets, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware Global Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund.  We show how the annual  returns for the Fund's  Institutional  Class have varied for the past eight calendar  years, as well as the average annual returns for the one-year,  five-year and lifetime  periods.  The Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods.
The returns would be lower  without the expense  caps.  Please see footnotes [ ]
and [ ] on [page ___] for additional information about the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)*

------------ ------------ ------------ ------------ ------------ ------------ ----------- ----------
       1998         1999         2000         2001         2002         2003        2004       2005
------------ ------------ ------------ ------------ ------------ ------------ ----------- ----------
      5.83%       23.20%       -2.66%       -5.98%      -13.06%       47.18%      26.37%      [  ]%
------------ ------------ ------------ ------------ ------------ ------------ ----------- ----------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly  return  was [ ]% for the  quarter  ended [ ] and its  lowest quarterly return was [ ]% for the quarter ended [ ].

*    On December 15, 2005, the Fund's Board of Trustees  approved changes to the
     Fund's investment strategy.  These changes, which became effective on March
     30, 2006,  allow the Fund to invest a significant  portion of its assets in
     U.S.  equity  securities and also allow the Fund to invest in securities of issuers of all sizes,  thereby  eliminating  the Fund's  prior focus on the securities of small capitalization issuers. Accordingly, the Fund no longer invests  at  least  80% of  its  net  assets  in the  securities  of  small capitalization  issuers.  Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited. Since March 30, 2006, the Fund has
     been  managed by portfolio  management  teams  within  Delaware  Management
     Company. The historical returns do not reflect these changes.

     In connection with the investment strategy changes noted above, the maximum annual  investment  advisory  fee with respect to the Fund was reduced from
     [1.25]% to [0.85]%  effective March 30, 2006. In addition,  effective March
     30,  2006,  the name of the Fund was changed  from  Delaware  International
     Small Cap Value Fund to Delaware  Global Fund. The use of the term "global"
     in the Fund's name  indicates  that the Fund  invests in both  domestic and foreign  securities,  as opposed  to an  "international"  fund that  invest primarily in foreign  securities.  The historical  returns [do not] reflect these changes.

Average annual returns for periods ending 12/31/05

---------------------------------------------------------------- ----------- ---------- -------------
                                                                  1 year      5 years    Lifetime
                                                                                        (inception
                                                                                         12/19/97)
---------------------------------------------------------------- ----------- ---------- -------------
Return before taxes                                                [ ]%         [ ]%       [ ]%
---------------------------------------------------------------- ----------- ---------- -------------
Return after taxes on distributions                                [ ]%         [ ]%       [ ]%
---------------------------------------------------------------- ----------- ---------- -------------
Return after taxes on distributions and sale of Fund shares        [ ]%         [ ]%       [ ]%
---------------------------------------------------------------- ----------- ---------- -------------
MSCI EAFE(R)Index
  (reflects no deduction for fees, expenses, or taxes)             [ ]%         [ ]%       [ ]%*
---------------------------------------------------------------- ----------- ---------- -------------
Citigroup World ex-U.S. EMI (Extended Market Index)
  (reflects no deduction for fees, expenses, or taxes)             [ ]%         [ ]%       [ ]%*
---------------------------------------------------------------- ----------- ---------- -------------
MSCI ACWI (All Country World Index) Index(SM)**                    [ ]%         [ ]%       [ ]%*
  (reflects no deduction for fees, expenses, or taxes)
---------------------------------------------------------------- ----------- ---------- -------------

The  Fund's  returns  above are  compared  to the  performance  of the MSCI EAFE
(Europe, Australasia, Far East) Index, the Citigroup World ex-U.S. EMI (Extended
Market Index) and the MSCI ACWI (All Country  World Index) Index.  The MSCI EAFE
(Europe,  Australasia,  Far East) Index consists primarily of larger stocks from developed foreign  countries.  The Citigroup World ex-U.S.  EMI (Extended Market
Index) consists  primarily of smaller stocks from developed  foreign  countries.
The MSCI ACWI (All Country World Index) Index measures equity market performance in global and developed  emerging markets.  You should remember that, unlike the
Fund, each index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    The MSCI  EAFE(R)(Europe,  Australasia,  Far  East)  Index,  MSCI ACWI (All
     Country World Index) Index and Citigroup World ex-U.S. EMI (Extended Market
     Index) report returns on a monthly basis.  This figure  reflects the return from December 31, 1997 through December 31, 2005.

**   The MSCI ACWI (All Country  World  Index) Index is replacing  the MSCI EAFE
     (Europe,  Australasia,  Far East) Index and the Citigroup World ex-U.S. EMI
     (Extended Market Index) as the Fund's benchmark. As a result of the changes in the Fund's  investment  strategy,  as discussed  above,  the  investment manager believes the composition of the MSCI ACWI (All Country World Index)
     Index  better  reflects  the  Fund's  investments.  The MSCI EAFE  (Europe,
     Australasia,  Far East) Index and the Citigroup World ex-U.S. EMI (Extended
     Market Index) may be excluded from this comparison in the future.

What are the Fund's fees and expenses?

-------------------------------------------- --------------------------------------------------------------------- ---------
You do not pay sales charges directly from   Maximum sales charge (load) imposed on purchases as a percentage of       none
your investments when you buy or sell
shares of the Institutional Class.           offering price
                                             --------------------------------------------------------------------- ---------
                                             Maximum contingent deferred sales charge (load) as a percentage of        none
                                             original purchase price or redemption price, whichever is lower
                                             --------------------------------------------------------------------- ---------
                                             Maximum sales charge (load) imposed on reinvested dividends               none
                                             --------------------------------------------------------------------- ---------
                                             Redemption fees                                                           none
                                             --------------------------------------------------------------------- ---------
                                             Exchange fees(1)                                                          none
-------------------------------------------- --------------------------------------------------------------------- ---------

-------------------------------------------- --------------------------------------------------------------------- ---------
Annual fund operating expenses are           Management fees                                                          [  ]%
deducted from the Fund's assets.
                                             --------------------------------------------------------------------- ---------
                                             Distribution and service (12b-1) fees                                     none
                                             --------------------------------------------------------------------- ---------
                                             Other expenses(2)                                                        [  ]%
                                             --------------------------------------------------------------------- ---------
                                             Total annual fund operating expenses                                     [  ]%
                                             --------------------------------------------------------------------- ---------
                                             Fee waivers and payments                                                 [  ]%
                                             --------------------------------------------------------------------- ---------
                                             Net expenses(3)                                                          [  ]%
-------------------------------------------- --------------------------------------------------------------------- ---------

-------------------------------------------- ------------------------------------------------- ---------
This example is intended to help you         1 year                                               $[  ]
compare the cost of investing in the Fund    ------------------------------------------------- ---------
to the cost of investing in other mutual     3 years                                              $[  ]
funds with similar investment objectives.    ------------------------------------------------- ---------
We show the cumulative amount of Fund        5 years                                              $[  ]
expenses on a hypothetical investment of     ------------------------------------------------- ---------
$10,000 with an annual 5% return over the    10 years                                             $[  ]
time shown.(3)   This example reflects the   ------------------------------------------------- ---------
net operating expenses with expense
waivers for the one-year contractual
period and the total operating expenses
without expense waivers for the years two
through ten.  This is an example only, and
does not represent future expenses, which
may be greater or less than those shown here.
-------------------------------------------- ------------------------------------------------- ---------

(1)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses in the current  fiscal year due to a reduction  in transfer agency costs associated with servicing retirement accounts.

(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  [March 31,  2007],  in order to prevent total  operating  expenses
     (excluding any taxes, interest,  brokerage fees,  extraordinary expense and certain insurance costs) from exceeding [ ]% of average daily net assets.

(4)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

How the Funds are managed

The  Funds'  portfolio  managers  take  a  disciplined  approach  to  investing, combining  investment  strategies and risk  management  techniques that can help shareholders meet their goals.

Investment strategies
The Fund's portfolio managers research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that they think are the best  investments  for a particular  Fund.  The following are descriptions of how the portfolio managers pursue the Funds' investment goals.

Each Fund's  investment  objective is  non-fundamental.  This means the Board of
Trustees may change the objective without obtaining  shareholder approval. If an objective  were changed,  the Fund would notify  shareholders  before the change became effective.

Delaware International Value Equity Fund
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  The Fund's  portfolio  managers  invest  primarily in equity securities, including common or ordinary stocks, which provide the potential for capital  appreciation and income. The Fund's portfolio  managers' strategy would commonly  be  described  as a value  strategy.  That is,  the  Fund's  portfolio managers  strive to  purchase  stocks  that are  selling  for less than what the
Fund's  portfolio  managers  believe their value is. In order to determine  what they believe a security's  value is, they evaluate its future income  potential, taking into account the impact both currency  fluctuations  and inflation  might have on that income stream. The Fund's portfolio managers then analyze what that income would be worth if paid today.  That helps them decide what they think the security is worth  today.  The Fund's  portfolio  managers  then  compare  their determination of the security's value to its current price to determine if it is a good value.

The Fund's  portfolio  managers use income as an indicator of value because they believe it allows  them to  compare  securities  across  different  sectors  and different  countries--all using one measurement  standard.  The Fund's portfolio managers  can even use this  analysis  to  compare  stocks to bonds.  The Fund's portfolio managers also evaluate other traditional value characteristics.

The Fund's  portfolio  managers may purchase  securities in any foreign country,
developed  or  emerging;   however,   they  currently  anticipate  investing  in
Australia,  Belgium,  Finland,  France,  Germany,  Hong Kong, Italy,  Japan, the
Netherlands,  New Zealand,  Republic of Korea,  Singapore,  South Africa, Spain,
Taiwan and the United Kingdom.  This is a representative list; the Fund may also invest in countries not listed here.

The Fund's portfolio  managers generally maintain a long-term focus in the Fund, seeking  companies  that they  believe  will perform well over the next three to five years.

Delaware Emerging Markets Fund
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  The Fund may invest in a broad range of equity  securities,  including common or ordinary stocks. Our primary emphasis will be on the stocks of companies considered to be from an emerging country.

The Fund's portfolio  managers consider an "emerging  country" to be any country that is:

o    generally  recognized  to be an  emerging  or  developing  country  by  the international  financial  community,  including  the  World  Bank  and  the
     International Finance Corporation;
o    classified by the United Nations as developing; or
o    included in the International  Finance Corporation Free Index or the Morgan
     Stanley Capital International Emerging Markets Free Index.

Developing or emerging countries include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New Zealand  and most  nations located in Western and Northern Europe.  A representative  list of the countries where we may invest includes:  Argentina,  Brazil, Chile, China, Croatia,  Czech
Republic, Egypt, Estonia, Hungary, India, Indonesia,  Israel, Malaysia,  Mexico,
Panama,  Poland,  Republic of Korea, Russia, South Africa,  Taiwan and Thailand.
The Fund's  portfolio  managers may invest in other  countries,  particularly as markets in other emerging countries develop.

In deciding whether a company is from an emerging country,  the Fund's portfolio
managers  evaluate  publicly  available   information  and  question  individual
companies to determine if the company meets one of the following criteria:

o    the principal  trading market for the company's  securities is in a country that is emerging;
o    the company  generates 50% or more of its annual revenue from operations in emerging countries,  even though the company's  securities are traded in an established market or in a combination of emerging and established markets;
     or
o    the company is organized  under the laws of an emerging  market country and has a principal office in an emerging country.

Currently,  investing in many emerging  countries is not feasible or may involve
significant   political  risks.  The  Fund's  portfolio   managers  focus  their
investments  in emerging  countries  where they  consider  the  economies  to be developing  strongly and where the markets are becoming more  sophisticated.  In deciding  where to  invest,  the  Fund's  portfolio  managers  place  particular emphasis  on factors  such as  economic  conditions  (including  growth  trends,
inflation  rates  and  trade  balances),   regulatory  and  currency   controls,
accounting  standards and political and social conditions.  The Fund's portfolio managers believe investment  opportunities may result from an evolving long-term trend favoring market-oriented  economies, a trend that may particularly benefit countries having developing markets.

When the Fund's portfolio managers evaluate individual  companies they strive to apply  a  value-oriented  selection  process,  identical  to what  they  use for
Delaware   International  Value  Equity  Fund,  as  described  earlier  in  this
Prospectus.  However,  in emerging markets,  more emphasis needs to be placed on the manager's  assessment of the  company's  risk of missing our forecast.  Risk adjusted  return  forecasts are therefore of crucial  importance in constructing the portfolio.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Delaware Global Value Fund
The equity  securities in which the Fund may invest  include  common or ordinary stocks,  preferred  stocks,  rights or warrants  to purchase  common or ordinary stocks and securities  convertible into common or ordinary stocks.  The Fund may also invest in foreign  companies  through  sponsored or unsponsored  Depositary
Receipts,  which  are  receipts  typically  issued  by a bank or  trust  company evidencing  ownership of underlying  securities issued by a foreign company. The
Fund may  invest in  securities  issued  in any  currency  and may hold  foreign currency.

When selecting equity securities of non-U.S.  companies for the Fund, Delaware's
International Equity Team seeks to identify undervalued  securities by employing
relative  value   comparisons  of  industry  cycles,   global   competitors  and
company-specific  financial  variables.  The  multi-step  process  used  by  the
International  Equity Team blends the latest  research  software  tools and data with traditional  fundamental analysis,  experienced judgment and patience.  The
International Team may also invest in small-cap issues from time to time.

When  selecting  equity  securities of U.S.  companies for the Fund,  Delaware's
Large Cap Value Focus Team will follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as:

o    Security prices that reflect a market  valuation that is judged to be below the estimated present or future value of the company;
o    Favorable earnings growth prospects;
o    Expected above-average return on equity and dividend yield;
o    The financial condition of the issuer; and
o    Various qualitative factors.

While  the  Fund may  purchase  securities  in any  foreign  country,  including developed, developing, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Australia,  Finland,  France, Germany, Hong Kong, Hong Kong/China,  Ireland,
Italy, Japan, the Netherlands,  New Zealand,  Singapore,  Spain, Sweden,  United
States and the United Kingdom. With respect to certain countries, investments by an  investment  company  may  only be made  through  investments  in  closed-end investment  companies that in turn are authorized to invest in the securities of such countries.

The Fund may also invest in  convertible  preferred  stocks that offer  enhanced yield  features,  such as preferred  equity  redemption  cumulative  stock,  and certain other non-traditional equity securities.

The Fund may invest up to 35% of its net assets in U.S. and foreign fixed-income securities,  including  those issued by emerging  country  companies and foreign governments, their agencies,  instrumentalities or political subdivisions. Up to
15% of these fixed-income  securities may be high-yield,  high risk fixed-income securities (commonly known as junk bonds) rated lower than BBB by S&P and Baa by
Moody's or, if unrated, are considered by the Fund's portfolio managers to be of equivalent  quality and which present special  investment risks. See High-yield, high risk securities.

The securities the Fund's we typically invest in
Stocks offer  investors the potential for capital  appreciation.  Certain stocks that we invest in may pay dividends and others may not. Fixed-income  securities offer the  potential  for greater  income  payments  than  stocks,  and also may provide capital  appreciation.  The table below provides a brief  description of the  securities  that the Funds may invest in. The Funds holdings will generally be  denominated  in a foreign  currency.  Please see the Statement of Additional
Information  (SAI)  for  additional  descriptions  of  these  as well  as  other investments.

------------------------- ----------------------------------------------------
       Securities                       How the Funds use them
------------------------- ---------------- ------------------ ----------------
                             Delaware
                           International       Delaware          Delaware
                               Value       Emerging Markets    Global Value
                            Equity Fund          Fund              Fund
------------------------- ----------------------------------------------------
Common or ordinary        The Funds will generally invest their assets in
stocks: Securities that   common or ordinary stocks, some of which may be
represent shares of       dividend-paying stocks.
ownership in a
corporation.
Stockholders
participate in the
corporation's profits
and losses
proportionate to the
number of shares they
own.
------------------------- ----------------------------------------------------
American Depositary       Each Fund may invest in sponsored and unsponsored
Receipts (ADRs),          ADRs, EDRs and GDRs, generally focusing on those
European Depositary       whose underlying securities are issued by foreign
Receipts (EDRs), and      entities.  Sponsored depositary receipts are
Global Depositary         issued jointly by the issuer of the underlying
Receipts (GDRs):  ADRs    security and the depositary, and unsponsored
are receipts issued by    depositary receipts are issued by the depositary
a U.S. depositary         without the participation of the issuer of the
(usually a U.S. bank)     underlying security.
and EDRs and GDRs are
receipts issued by a      To determine whether to purchase a security in a
depositary outside of     foreign market or through a depositary receipt, we
the U.S. (usually a       evaluate the price levels, the transaction costs,
non-U.S. bank or trust    taxes and administrative costs or other relevant
company or a foreign      factors involved with each security to try to
branch of a U.S.          identify the most efficient choice.
bank).  Depositary
receipts represent an
ownership interest in
an underlying security
that is held by the
depositary.  Generally,
the underlying security
represented by an ADR
is issued by a foreign
issuer and the
underlying security
represented by an EDR
or GDR may be issued by
a foreign or U.S.
issuer.  Generally, the
holder of the
depositary receipt is
entitled to all
payments of interest,
dividends or capital
gains that are made on
the underlying security.
------------------------- ----------------------------------------------------
Foreign currency          Although the Funds value their assets daily in
transactions: A forward   U.S. dollars, they do not intend to convert their
foreign currency          holdings of foreign currencies into U.S. dollars
exchange contract         on a daily basis.  Each Fund will, however, from
involves an obligation    time to time, purchase or sell foreign currencies
to purchase or sell a     and/or engage in forward foreign currency exchange
specific currency on a    transactions.  Each Fund may conduct its foreign
fixed future date at a    currency transactions on a cash basis at the rate
price that is set at      prevailing in the foreign currency exchange market
the time of the           or through a forward foreign currency exchange
contract. The future      contract or forward contract.
date may be any number
of days from the date     A Fund may use forward contracts for defensive
of the contract as        hedging purposes to attempt to protect the value
agreed by the parties     of the Fund's current security or currency
involved.                 holdings.  It may also use forward contracts if it
                          has agreed to sell a security and wants to
                          "lock-in" the price of that security, in terms of
                          U.S. dollars.  Investors should be aware of the
                          costs of currency conversion. The Funds will not
                          use forward contracts for speculative purposes.
------------------------- ----------------------------------------------------

------------------------- ----------------------------------------------------
       Securities                       How the Funds use them
------------------------- ---------------- ------------------ ----------------
                             Delaware
                           International       Delaware          Delaware
                               Value       Emerging Markets    Global Value
                            Equity Fund          Fund              Fund
------------------------- ----------------------------------------------------
Investment company        The Fund may hold investment company securities if
securities: In some       we believe the country offers good investment
countries, investments    opportunities. Such investment companies may be
by U.S. mutual funds      open-end or closed-end investment companies. These
are generally made by     investments involve an indirect payment of a
purchasing shares of      portion of the expenses of the other investment
investment companies      companies, including their advisory fees.
that in turn invest in
the securities of such
countries.
------------------------- ----------------------------------------------------
Restricted securities:    The Funds may invest in privately placed
Privately placed          securities, including those that are eligible for
securities whose resale   resale only among certain institutional buyers
is restricted under       without registration, which are commonly known as
U.S. securities laws.     "Rule 144A Securities."  Restricted securities
                          that are determined to be illiquid may not exceed
                          a Fund's limit on illiquid securities, which is
                          described below.
------------------------- ---------------- -----------------------------------
Illiquid securities:      We may invest    We may invest up to 15% of the
Securities that do not    up to 10% of     Fund's net assets in illiquid
have a ready market,      the Fund's net   securities.
and cannot be easily      assets in
sold within seven days    illiquid
at approximately the      securities.
price at which a fund
has valued them.
------------------------- ----------------------------------------------------
Foreign corporate and     We may invest a portion of the Fund's assets in
government bonds: Debt    foreign, corporate or government fixed income
obligations issued by     securities consistent with their investment
foreign corporations,     policies (such as market or capitalization), when,
foreign governments, or   in our opinion, they offer attractive
a foreign agency,         opportunities relative to those available through
instrumentality or        equity securities.
political subdivision
of such governments.      Although not a principal strategy of the Funds,
                          for temporary defensive purposes, a Fund may
                          invest all or a substantial portion of its assets
                          in these securities rated AA or better by S&P and
                          Aa or better by Moody's, or if unrated, determined
                          to be of comparable quality.
------------------------- ---------------- ------------------ ----------------
High-yield, high risk     The Fund does    We may invest up   We may invest
fixed-income              not invest in    to 35% of the      up to 15% of
securities: Securities    these            Fund's net         the Fund's net
that are rated lower      securities.      assets, in         assets in
than BBB by S&P or Baa                     high-yield, high   these
by Moody's, or if                          risk foreign       securities.
unrated, have equal                        fixed-income
quality. These                             securities.        Will not
securities may be                                             purchase
issued by companies,                                          securities
governments, or                                               rated lower
governmental entities                                         than C by S&P
of emerging or                                                or Ca by
developing countries,                                         Moody's or, if
which may be less                                             unrated, that
creditworthy. A primary                                       we consider to
risk, which may be                                            be of an
substantial, is that                                          equivalent
these companies,                                              quality to
governments, or                                               such ratings.
entities may not be
able to make interest
or principal payments.
An additional risk is
that the value of these
securities may decline
significantly.
------------------------- ----------------------------------------------------
Repurchase agreements:    Typically, we use repurchase agreements as a
An agreement between a    short-term investment for a Fund's cash position.
buyer of securities,      In order to enter into these repurchase
such as a Fund, and a     agreements, a Fund must have collateral of 102% of
seller of securities,     the repurchase price. The Funds will only enter
in which the seller       into repurchase agreements in which the collateral
agrees to buy the         is comprised of U.S. government securities.
securities back within
a specified time at the
same price the buyer
paid for them, plus an
amount equal to an
agreed upon interest
rate. Repurchase
agreements are often
viewed as equivalent to
cash.
------------------------- ----------------------------------------------------

------------------------- ----------------------------------------------------
       Securities                       How the Funds use them
------------------------- ---------------- ------------------ ----------------
                             Delaware
                           International       Delaware          Delaware
                               Value       Emerging Markets    Global Value
                            Equity Fund          Fund              Fund

------------------------- ----------------------------------- ----------------
Real Estate Investment    The Funds do not invest in these    The Fund may
Trusts (REITs): REITs     securities.                         invest in
are pooled investment                                         REITs
vehicles which invest                                         consistent
primarily in                                                  with its
income-producing real                                         investment
estate or real estate                                         objectives and
related loans or                                              policies.
interests. REITs are
generally classified as
equity REITs, mortgage
REITs or a combination
of equity and mortgage
REITs. Equity REITs
invest the majority of
their assets directly
in real property and
derive income primarily
from the collection of
rents. Equity REITs can
also realize capital
gains by selling
properties that have
appreciated in value.
Mortgage REITs invest
the majority of their
assets in real estate
mortgages and derive
income from the
collection of interest
payments.
------------------------- ----------------------------------------------------

Other securities: Each    The Funds may invest in preferred stocks,
Fund is permitted to      convertible securities, warrants, futures and
invest in other           options and the Delaware Global Value Fund may
securities than those     also enter into put and call options, futures
that are listed here.     contracts and options on futures contracts and
More information about    options on foreign currencies.
these securities can be
found in the SAI.
------------------------- ----------------------------------------------------

Borrowing from banks
Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

Lending securities
Each  Fund may lend up to 25% of its  assets to  qualified  broker,  dealers  or
institutional  investors  for  use  in  their  securities  transactions.   These
transactions may generate additional income for the Funds.

Temporary defensive positions
For temporary defensive purposes, each Fund may each invest in high quality debt instruments issued by the U.S. government,  its agencies or instrumentalities or
U.S. companies.  To the extent that a Fund holds such instruments,  the Fund may be unable to meet its investment objective.

Portfolio turnover
We anticipate that the Funds' annual portfolio  turnover will not exceed 100%.
It is possible, however, that portfolio turnover will be higher than expected. A portfolio turnover rate of 100% would occur, for example,  if all the securities in a Fund's  portfolio  were  replaced  once during a period of one year. A high rate of portfolio turnover in any year may increase  brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the  Funds.  Please see the SAI for further discussion of these risks and other risks not discussed here.

--------------------------- ---------------------------------------------------
          Risks                    How the Funds strive to manage them
--------------------------- ----------------- ---------------- ----------------
                                Delaware
                             International       Delaware         Delaware
                                 Value           Emerging       Global Value
                              Equity Fund      Markets Fund         Fund
--------------------------- ---------------------------------------------------
Market risk is the risk     We maintain a long-term investment approach and
that all or a majority of   focus on securities we believe can appreciate
the securities in a         over an extended time frame regardless of interim
certain market--like the    market fluctuations. In deciding what portion of
stock or bond market--or    a Fund's portfolio should be invested in any
in a certain country or     individual country, we evaluate a variety of
region will decline in      factors, including opportunities and risks
value because of factors    relative to other countries.  We do not try to
such as economic            predict overall market movements.  Although we
conditions, future          may hold securities for any amount of time, we
expectations or investor    generally do not trade for short-term purposes.
confidence.
--------------------------- ---------------------------------------------------
Industry and security       We typically hold a number of different
risk: Industry risk is      securities in a variety of sectors in order to
the risk that the value     minimize the impact that a poorly performing
of securities in a          security would have on a Fund.  Security risk is
particular industry will    more significant for Delaware Emerging Markets
decline because of          Fund, which is a non-diversified fund.
changing expectations for
the performance of that
industry.

Securities risk is the
risk that the value of an
individual stock or bond
will decline because of
changing expectations for
the performance of the
individual company
issuing the stock or
bond.
--------------------------- ---------------------------------------------------

--------------------------- ---------------------------------------------------
          Risks                    How the Funds strive to manage them
--------------------------- ----------------- ---------------- ----------------
                                Delaware
                             International         Delaware          Delaware
                                 Value             Emerging        Global Value
                              Equity Fund        Markets Fund          Fund
--------------------------- ------------------ ------------------ -------------
Emerging markets risk is    The Fund, to the   The Fund is        The Fund may
the possibility that the    limited extent     subject to this    invest in
risks associated with       that it invests    risk.  Striving    emerging
international investing     in emerging        to manage this     market
will be greater in          markets, is        risk, we           securities.
emerging markets than in    subject to this    carefully screen   Striving to
more developed foreign      risk.  Striving    securities         manage this
markets because, among      to manage this     within emerging    risk, we
other things, emerging      risk, we           markets and        carefully
markets may have less       carefully screen   attempt to         screen
stable political and        securities         consider           securities
economic environments.      within emerging    material risks     within
In addition, in many        markets and        associated with    emerging
emerging markets, there     attempt to         an individual      markets and
is substantially less       consider           company or bond    attempt to
publicly available          material risks     issuer.  We        consider
information about issuers   associated with    cannot eliminate   material
and the information that    an individual      emerging market    risks
is available tends to be    company or bond    risk and           associated
of a lesser quality.        issuer.            consequently       with an
Economic markets and                           encourage          individual
structures tend to be                          shareholders to    company or
less mature and diverse                        invest in the      bond issuer.
and the securities                             Fund only if
markets which are subject                      they have a
to less government                             long-term time
regulation or supervision                      horizon, over
may also be smaller, less                      which the
liquid and subject to                          potential of
greater price volatility.                      individual
                                               securities is
                                               more likely to
                                               be realized.
--------------------------- ---------------------------------------------------
Political risk is the       We evaluate the political situations in the
risk that countries or      countries where we invest and take into account
the entire region where     any potential risks before we select securities
the Funds invest may        for the portfolio.  However, there is no way to
experience political        eliminate political risk when investing
instability. This may       internationally.  In emerging markets political
cause greater fluctuation   risk is typically more likely to affect the
in the value and            economy and share prices than in developed
liquidity of our            markets.
investments due to
changes in currency
exchange rates,
governmental seizures or
nationalization of assets.
--------------------------- ---------------------------------------------------
Currency risk is the risk   Each Fund may try to hedge its currency risk by
that the value of a         purchasing foreign currency exchange contracts.
fund's investments may be   If a Fund agrees to purchase or sell foreign
negatively affected by      securities at a pre-set price on a future date,
changes in foreign          the Fund may attempt to protect the value of a
currency exchange rates.    security it owns from future changes in currency
Adverse changes in          rates.  If a Fund has agreed to purchase or sell
exchange rates may reduce   a security, it may also use foreign currency
or eliminate any gains      exchange contracts to "lock-in" the security's
produced by investments     price in terms of U.S. dollars or another
that are denominated in     applicable currency.  Each Fund may use forward
foreign currencies and      currency exchange contracts only for defensive or
may increase any losses.    protective measures, not to enhance portfolio
                            returns. However, there is no assurance that such
                            a strategy will be successful.  Hedging is
                            typically less practical in emerging markets.
--------------------------- ---------------------------------------------------

--------------------------- ---------------------------------------------------
          Risks                    How the Funds strive to manage them
--------------------------- ----------------- ---------------- ----------------
                                Delaware
                             International       Delaware         Delaware
                                 Value           Emerging       Global Value
                              Equity Fund      Markets Fund         Fund
--------------------------- ---------------------------------------------------
Information risk is the     We conduct fundamental research on the companies
risk that foreign           we invest in rather than relying solely on
companies may be subject    information available through financial
to different accounting,    reporting. As part of our worldwide research
auditing and financial      process, we emphasize company visits.  We believe
reporting standards than    this will help us to better uncover any potential
U.S. companies.  There      weaknesses in individual companies.
may be less information
available about foreign
issuers than domestic
issuers.  Furthermore,
regulatory oversight of
foreign issuers may be
less stringent or less
consistently applied than
in the United States.
--------------------------- ---------------------------------------------------
Inefficient market risk     The Funds will attempt to reduce these risks by
is the risk that foreign    investing in a number of different countries, and
markets may be less         noting trends in the economy, industries and
liquid, have greater        financial markets.
price volatility, less
regulation and higher
transaction costs than
U.S. markets.
--------------------------- ----------------- ---------------- ----------------
Small company risk is the   The Fund          The Fund may     This is a
risk that prices of         typically         invest in        significant
smaller companies may be    focuses its       small            risk for the
more volatile than larger   investment in     companies and    Fund.  The
companies because of        larger            would be         Fund attempts
limited financial           companies.        subject to       to reduce this
resources or dependence                       this risk.       risk by
on narrow product lines.                      Although we      diversifying
                                              typically hold   investments.
                                              a number of
                                              different
                                              stocks in
                                              order to
                                              reduce the
                                              impact that
                                              one small
                                              company stock
                                              would have on
                                              the Fund,
                                              because this
                                              is a
                                              non-diversified
                                              Fund, it is
                                              possible that
                                              a smaller
                                              company
                                              holding could
                                              be a
                                              significant
                                              holding and
                                              subject the
                                              Fund to
                                              greater risk.
--------------------------- ----------------- ---------------- ----------------

--------------------------- ---------------------------------------------------
          Risks                    How the Funds strive to manage them
--------------------------- ----------------- ---------------- ----------------
                                Delaware
                             International       Delaware         Delaware
                                 Value           Emerging       Global Value
                              Equity Fund      Markets Fund         Fund
--------------------------- ----------------- ---------------- ----------------
Non-diversified fund risk   The Fund is a     The Fund will    The Fund is a
is the risk that            diversified       not be           diversified
non-diversified funds are   fund, and is      diversified      fund, and is
believed to be subject to   not subject to    under the 1940   not subject to
greater risks because       this risk.        Act.             this risk.
adverse effects on their                      Non-diversified
security holdings may                         investment
affect a larger portion                       companies have
of their overall assets.                      the
                                              flexibility to
                                              invest as much
                                              as 50% of
                                              their assets
                                              in as few as
                                              two issuers
                                              with no single
                                              issuer
                                              accounting for
                                              more than 25%
                                              of the
                                              portfolio.
                                              The remaining
                                              50% of the
                                              portfolio must
                                              be diversified
                                              so that no
                                              more than 5%
                                              of a fund's
                                              assets is
                                              invested in
                                              the securities
                                              of a single
                                              issuer, with
                                              certain
                                              exceptions.
--------------------------- ---------------------------------------------------
Transaction costs risk      Each Fund is subject to this risk.  We strive to
relates to the costs of     monitor transaction costs and to choose an
buying, selling and         efficient trading strategy for the Funds.
holding foreign
securities, including
brokerage, tax and
custody costs, which may
be higher than those
involved in domestic
transactions
--------------------------- ---------------------------------------------------
Interest rate risk is the   The Funds are generally less affected by interest
risk that securities,       rate risk than other risks because they typically
particularly bonds with     hold a small amount of fixed-income securities.
longer maturities, will
decrease in value if
interest rates rise.
--------------------------- ---------------------------------------------------
Foreign government and      Each Fund is subject to this risk with respect to
supranational securities    its debt investments and will attempt to limit
risks relate to the         this risk by performing credit analysis on the
ability of a foreign        issuer of each security purchased. Each Fund also
government or government    attempts to reduce this risk by limiting the
related issuer to make      portion of net assets that may be invested in
timely payments on its      these securities.
external debt obligations.
                            Each Fund also compares the risk-reward potential
                            of foreign government securities being considered
                            to that offered by equity securities to determine
                            whether to allocate assets to equity or
                            fixed-income investments.
--------------------------- ---------------------------------------------------

--------------------------- ---------------------------------------------------
          Risks                    How the Funds strive to manage them
--------------------------- ----------------- ---------------- ----------------
                                Delaware
                             International        Delaware         Delaware
                                 Value            Emerging       Global Value
                              Equity Fund       Markets Fund         Fund
--------------------------- ----------------- ---------------- ----------------
High-yield, high risk       This is not a     The Fund may     The Fund may
foreign fixed-income        significant       invest up to     invest up to
securities:                 risk for the      35% of its net   15% of its net
                            Fund.             assets in        assets in
The economy and interest                      high-yield,      high-yield,
rates may affect these      The Fund may      high risk        high risk
high-yield, high risk       invest up to      foreign          foreign
securities differently      15% of its net    fixed-income     fixed-income
from other securities.      assets in         securities.      securities.
Prices have been found to   high-yield,
be less sensitive to        high risk         We intend to     We intend to
interest rate changes than  foreign           limit the        limit the
higher rated investments,   fixed-income      Fund's           Fund's
but more sensitive to       securities.       investment in    investment in
adverse economic changes                      any single       any one lower
or individual corporate     We intend to      lower rated      rated bond,
developments.  Also,        limit the         bond, which      which can help
during an economic          Fund's            can help to      to reduce the
downturn or a substantial   investment in     reduce the       effect of an
period of rising interest   any one lower     effect of an     individual
rates, highly leveraged     rated bond,       individual       default on the
issuers may experience      which can help    default on the   Fund, and to
financial stress which      to reduce the     Fund.  We also   limit the
would adversely affect      effect of an      intend to        Fund's overall
their ability to service    individual        limit the        holdings of
principal and interest      default on the    Fund's overall   bonds in this
payment obligations, to     Fund, and to      holdings of      category.  Such
meet projected business     limit our         bonds in this    limitations may
goals and to obtain         overall holding   category.        not protect the
additional financing.       of bonds in       Such             Fund from
Changes by recognized       this category.    limitations      widespread bond
rating agencies in their    Such              may not          defaults
rating of any such          limitations may   protect the      brought about
security and in the         not protect the   Fund from        by a sustained
ability of the issuer to    Fund from         widespread       economic
make payments of interest   widespread bond   bond defaults    downturn.
and principal will also     defaults          brought about
ordinarily have a more      brought about     by a sustained
dramatic effect on the      by a sustained    economic
values of these             economic          downturn or
investments than on the     downturn.         from price
values of higher-rated                        declines that
securities.  Consequently,                    might result
these changes will affect                     from changes
a Fund's net asset value                      in the quality
per share.                                    ratings of
                                              individual
                                              bonds.
--------------------------- ---------------------------------------------------

--------------------------- ---------------------------------------------------
          Risks                    How the Funds strive to manage them
--------------------------- ----------------- ---------------- ----------------
                                Delaware
                             International       Delaware         Delaware
                                 Value           Emerging       Global Value
                              Equity Fund      Markets Fund         Fund

--------------------------- ---------------------------------------------------
Real Estate Industry Risk   To the extent the Funds invest in REITs, it is
includes among others:      subject to the risks associated with the real
possible declines in the    estate industry. Investors should carefully
value of real estate;       consider these risks before investing in the
risks related to general    Funds.
and local economic
conditions; possible lack
of availability of
mortgage funds;
overbuilding; extended
vacancies of properties;
increases in competition,
property taxes and
operating expenses;
changes in zoning laws;
costs resulting from the
clean-up of, and
liability to third
parties resulting from,
environmental problems;
casualty for condemnation
losses; uninsured damages
from floods, earthquakes
or other natural
disasters; limitations on
and variations in rents;
and changes in interest
rates. REITs are subject
to substantial cash flow
dependency, defaults by
borrowers,
self-liquidation, and the
risk of failing to
qualify for tax-free
pass-through of income
under the Internal
Revenue Code, or other
applicable, of countries
REITs are listed.
--------------------------- ---------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Funds

Investment managers
The Funds are  managed by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions for the Funds,  manages the Funds' business affairs and provides daily administrative  services. For its services to the Funds, the manager was paid an aggregate fee as follows:

 -------------------------------------------------------------------------
                       Delaware International      Delaware Emerging
                       Value Equity Fund           Markets Fund
                       Delaware Global Value
                       Fund
 -------------------------------------------------------------------------
 As a percentage of    0.85% on the first $500     1.25% on first $500
 average daily net     million                     million
 assets                0.80% on the next $500      1.20% on the next $500
                       million                     million
                       0.75% on the next           1.15% on the next
                       $1,500 million              $1,500 million
                       0.70% on assets in          1.10% on assets in
                       excess of $2,500 million    excess of $2,500
                                                   million
 ---------------------------------------------------------------------

Mondrian Investment Partners Limited ("Mondrian") is the sub-advisor for certain of the Funds. As sub-advisor,  Mondrian is responsible for day-to-day management of those Funds'  assets.  Delaware  Management  Company  administers  the Funds'
business  affairs and has ultimate  responsibility  for all investment  advisory services  for  the  Funds.  Delaware  Management  Company  also  supervises  the sub-advisor's  performance.  For its services to the Funds, the manager pays the sub-advisor a sub-advisory fee as follows:

------------------------------ ------------------------ -----------------------
                               Delaware International   Delaware Emerging
                               Value Equity Fund        Markets Fund
------------------------------ ------------------------ -----------------------
As a percentage of average               [ ]%                     [ ]%
daily net assets
------------------------------ ------------------------ -----------------------

Prior to September 24, 2004, Delaware  International Advisers Ltd. (now known as
Mondrian)  served as the Funds'  manager.  Since  September  25, 2004,  Delaware
Management  Company  served as the Funds'  manager  and  Mondrian  served as the
Funds'  sub-advisor.  The aggregate  advisory fee paid by each Fund for the last fiscal year is as follows:

------------------------- --------------- -------------------- -----------------
                          Delaware        Delaware Emerging    Delaware Global
                          International   Markets Fund         Value Fund
                          Value Equity
                          Fund
------------------------- --------------- -------------------- -----------------
As a percentage of
average daily net         [ ]%              [ ]%*              [ ]%*
assets
--------------------------------------------------------------------------------
*Reflects a waiver of fees by the manager.

A  discussion  of the basis for the Board of  Trustees  approval  of the  Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended [ ].

Portfolio managers

Delaware Emerging Markets Fund
Clive  Gillmore  and  Robert  Akester  have  primary  responsibility  for making day-to-day  investment  decisions for Delaware  Emerging Markets Fund. In making investment  decisions for Delaware  Emerging  Markets Fund, Mr. Gillmore and Mr.
Akester   regularly   consult  with  Emma  R.E.  Lewis  and  a  fourteen  member international  equity team.  Mr.  Gillmore and Mr. Akester have managed the Fund since its inception.

Clive  A.  Gillmore,   Deputy  Managing  Director/Senior  Portfolio  Manager  of
Mondrian,  is a graduate  of the  Warwick  University,  England,  and the London
Business School Investment  Program,  Mr. Gillmore joined Mondrian in 1990 after eight years of investment experience.  His most recent position prior to joining
Mondrian was as a Pacific Basin equity analyst and senior portfolio  manager for
Hill Samuel  Investment  Management  Ltd.  Prior to that,  Mr.  Gillmore  was an analyst and  portfolio  manager for Legal and General  Investment  in the United
Kingdom.

Robert Akester,  Senior Portfolio Manager of Mondrian,  joined Mondrian in 1996,
Mr.  Akester,  who began his  investment  career in 1969,  was most  recently  a
Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East
Asian  Research  team  at  James  Capel,  and as a Fund  Manager  at  Prudential
Assurance  Co., Ltd. Mr.  Akester holds a BS in  Statistics  and Economics  from
University  College,  London and is an associate of the  Institute of Actuaries, with a certificate in Finance and Investment.

Emma R. E.  Lewis,  Senior  Portfolio  Manager of  Mondrian,  is a  graduate  of
Pembroke  College,  Oxford  University,  where  she  completed  her  Masters  in
Philosophy  and  Theology.  She joined  Mondrian  in 1995,  assuming  analytical responsibilities  in the Pacific Basin Team. She began her investment  career at the Dutch bank ABN AMRO and later joined Fuji Investment  Management.  Ms. Lewis is an Associate of the U.K. Society of Investment Professionals.

Delaware Global Value Fund
[ ] have primary  responsibility for making day-to-day  investment decisions for the Fund.

International Equity Portfolio Segment

Zoe A. Neale, Senior Vice President and Chief Investment Officer,  International
Equity. Ms. Neale joined Delaware Investments in June 2005 to develop the firm's new international  value equity  strategies,  from Arborway  Capital,  which she founded in January 2005.  Previously she ran the International  Value Strategies
business  at Thomas  Weisel  Asset  Management  (TWAM).  She joined TWAM when it acquired  ValueQuest/TA  in 2002.  Ms. Neale spent six years at  ValueQuest  and served as a senior investment  professional with portfolio management and global research  responsibilities for several sectors. Prior to ValueQuest,  she was an assistant vice president and portfolio manager for Anchor Capital Advisors, with generalist  research  responsibilities.  Ms. Neale earned a bachelor's degree in economics from the  University of Texas,  Austin,  and an MBA from  Northeastern
University.

Edward A. "Ned" Gray, CFA, Vice  President/Senior  Portfolio  Manager.  Mr. Gray
joined Delaware Investments in June 2005 to develop the firm's new international value equity strategies,  from Arborway Capital,  which he co-founded in January
2005, and where he played an integral role in strategic and portfolio decisions.
Mr.  Gray  previously  worked in the  investment  management  business at Thomas
Weisel Asset Management, and ValueQuest,  which was acquired by TWAM in 2002. At
ValueQuest,  which he joined in 1987,  Mr.  Gray  served as a senior  investment professional with responsibilities for portfolio management,  security analysis,
quantitative   research,    performance   analysis,    global   research,   back
office/investment  information  systems  integration,  trading,  and  client and consultant  relations.  Prior to  ValueQuest,  he was a research  analyst at the
Center for  Competitive  Analysis.  Mr. Gray received his  bachelor's  degree in history  from  Reed  College  and a  master  of arts in law  and  diplomacy,  in international  economics,  business  and law from  Tufts  University's  Fletcher
School of Law and Diplomacy.

Todd A. Bassion, CFA, Vice President/Senior Research Analyst. Mr. Bassion joined
Delaware  Investments in June 2005 as a senior analyst on the new  International
Equity Team. He takes a lead role in generating  and  researching  new companies for the portfolios as well as providing input on ongoing  portfolio  management.
Mr. Bassion  previously worked at Arborway  Capital,  where he was a key part of the team that started at ValueQuest/TA and moved to TWAM with its acquisition of
ValueQuest/TA in 2002. Mr. Bassion,  who joined ValueQuest/TA in 2000, served as a research associate there. Prior to that, Mr. Bassion completed  internships at global investment

firms  including  Grantham,  Mayo,  Van  Otterloo  &  Co.,  LLC  and  Prudential
Securities.  Mr. Bassion  earned a bachelor's  degree in economics from Colorado
College.

Domestic Equity Portfolio Segment

D. Tysen Nutt, Jr., Senior Vice  President/Senior  Portfolio  Manager.  Mr. Nutt
graduated from Dartmouth  College with a B.A. He began his investment  career in
1983  at Dean  Witter  Reynolds,  Inc.  where  he  advanced  to Vice  President,
Investments.  In 1988,  he joined  investment  advisor Van Deventer & Hoch (V&H)
where he  managed  large cap value  portfolios  for  institutional  and  private clients.  As a Senior  Vice  President  at V&H,  he was a member  of the  firm's
Management Committee. In 1994, Mr. Nutt moved to the U.S. Active Large Cap Value
Team  within  Merrill  Lynch  Investment  Managers,  L.P.  (MLIM)  and  became a
Portfolio Manager in 2000. He was a Managing Director at MLIM and managed mutual funds and separate accounts for institutional and private clients.  In 2004, Mr.
Nutt  joined  Delaware  Investments  as Senior Vice  President/Senior  Portfolio
Manager.  He is a member of the New York  Society of Security  Analysts  and the
Association for Investment Management and Research.

Jordan L. Irving, Vice President/Senior  Portfolio Manager. Mr. Irving graduated from Yale University with a BA in American  Studies and earned a Special Diploma in Social Studies at Oxford  University  the following  year. In 1998, he joined the U.S.  Large Cap Value team  within  MLIM and became a  Portfolio  Manager in
2000.  He was a Vice  President  at MLIM and managed  mutual  funds and separate accounts for  institutional  and private  clients.  In 2004,  Mr.  Irving joined
Delaware Investments as Vice President/Senior  Portfolio Manager.  While working for MLIM,  Mr.  Irving  competed  for the United  States  National  Rowing team, winning a gold medal at the 1997 World  Rowing  Championships  in  Aiguebelette,
France.

Anthony A. Lombardi,  Vice  President/Senior  Portfolio  Manager.  Mr.  Lombardi
graduated from Hofstra  University  with a BBA and MBA in Finance.  Mr. Lombardi started his financial  services  career as an Investment  Analyst with Crossland
Savings,  FSB, Brooklyn,  NY in 1989. He joined Dean Witter Reynolds,  Inc. as a
Research  Assistant in 1990 and rose to the position of Vice  President/Research
Analyst.  In 1998 he joined the U.S. Active Large Cap Value team within MLIM and became a  Portfolio  Manager  in 2000.  He was a  Director  at MLIM prior to his
departure.   In  2004,  Mr.  Lombardi   joined  Delaware   Investments  as  Vice
President/Senior  Portfolio Manager.  He is a Chartered  Financial Analyst and a
member of the New York  Society of Security  Analysts  and the  Association  for
Investment Management and Research.

Robert A.  Vogel,  Jr.,  Vice  President/Senior  Portfolio  Manager.  Mr.  Vogel
graduated from Loyola  University in Maryland earning both BBA and MS degrees in
Finance. He earned a MBA with a concentration in Finance from the Wharton School of Business at the University of  Pennsylvania.  Mr. Vogel started his financial services  career as a Financial  Consultant with Merrill Lynch in 1992. In 1997, he joined MLIM and became a Portfolio  Manager  with the U.S.  Active  Large Cap
Value  team in 1998.  He was a Director  at MLIM and  managed  mutual  funds and separate  accounts for  institutional  and private  clients.  In 2004, Mr. Vogel joined Delaware Investments as Vice President/ Senior Portfolio Manager. He is a
Chartered  Financial  Analyst  and a member of the New York  Society of Security
Analysts and the Association for Investment Management and Research.

Delaware International Value Equity Fund
Clive A. Gillmore,  Nigel G. May and Emma R.E. Lewis have primary responsibility for making  day-to-day  investment  decisions for Delaware  International  Value
Equity Fund. In making investment decisions for the Fund, Mr. Gillmore,  Mr. May and Ms. Lewis  regularly  consult with a fourteen  member  international  equity team.

Nigel G. May, Director/Senior  Portfolio  Manager/Regional  Research Director of
Mondrian,  is a graduate of Sidney Sussex College,  Cambridge.  Prior to joining
Mondrian in 1991, he had been with Hill Samuel  Investment  Management Group for five years.

Please see Delaware  Emerging Markets Fund's portfolio  manager  information for
Mr. Gillmore and Ms. Lewis' business experience.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund Shares.

Who's who?

This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                             Board of Trustees
                                                                              Custodian
                  Investment Manager                                          JPMorgan Chase Bank
 Delaware Management Company                                                  4 Chase Metrotech Center
 2005 Market Street                          The Funds                        Brooklyn, NY 11245
 Philadelphia, PA 19103-7094

 Sub-advisor                       Distributor                        Service agent
 Mondrian Investment Partners Ltd. Delaware Distributors, L.P.        Delaware Service Company, Inc.
 80 Cheapside, Third Floor         2005 Market Street                 2005 Market Street
 London, England EC2V 6EE          Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

Portfolio managers                 Financial intermediary wholesaler
 (see page __ for details)         Lincoln Financial Distributors,
                                   Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                             Financial advisors

                                             Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the  fund's  investment  manager  and  distributor.  However,  the Funds rely on certain exemptive rules adopted by the SEC that require their Boards of Trustees to be comprised of a majority of such independent  Trustees.  These  independent fund Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  Prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.  The  investment  manager has delegated certain responsibilities mentioned above to the sub-advisor.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD
Regulation, Inc. (NASDRSM) rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail

shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are compensated for their services,  generally through sales  commissions,  and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees.  Material changes in the terms of a fund's  management  contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

Sub-advisor A sub-advisor is a company generally  responsible for the management of the fund's assets or some portion  thereof.  The  sub-advisor is selected and supervised  by the  investment  manager.  The  investment  manager has delegated certain  responsibilities  (described  under the  "Investment  manager"  section above) to the sub-advisor.

Portfolio  managers  Portfolio  managers are employed by the investment  manager and/or sub-advisor to make investment  decisions for individual  portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

o    tax-exempt  employee benefit plans of the Funds' investment  manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o    institutional  advisory accounts of the Funds' investment  manager,  or its affiliates and those having client  relationships with Delaware  Investment
     Advisers,  another series of Delaware  Management  Business  Trust,  or its affiliates  and  their  corporate  sponsors,  as well as  subsidiaries  and related employee benefit plans and rollover individual  retirement accounts from such institutional advisory accounts;

o    a bank, trust company and similar financial  institution,  including mutual funds  managed  by the Fund's  investment  manager,  investing  for its own account or for the account of its trust  customers  for whom the  financial institution is exercising investment discretion in purchasing shares of the
     Class,  except  where the  investment  is part of a program  that  requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted to the advisor for  investment  purposes.  Use of the
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal  Revenue Code for which the Fund's investment manager, distributor or service agent or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; or

o    programs sponsored by financial  intermediaries where such program requires the purchase of Institutional Class shares.

Effective  July 6, 2005,  the minimum  initial  investment in Delaware  Emerging
Markets Fund is $50,000.

How to buy shares

[GRAPHIC OMITTED:  SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED:  SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED:  AN EXCHANGE SYMBOL]

By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that you may not  exchange  your shares for Class B, Class C or
Class R shares.  To open an  account  by  exchange,  call your  Client  Services
Representative at 800 510-4015.

[GRAPHIC OMITTED:  SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

Delaware  Emerging Markets Fund is presently  closed to new investors.  Existing shareholders of the Fund,  which includes  participants of retirement plans that have the Fund on their investment platform, may continue to purchase shares.

Fair Valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing the Fund's assets to a Pricing Committee of the Manager as described above.

How to redeem shares

[GRAPHIC OMITTED:  SYMBOL OF AN ENVELOPE]

By mail
You can redeem your  shares  (sell them back to the fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8992. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on an account.

[GRAPHIC OMITTED:  SYMBOL OF A TELEPHONE]

By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED:  SYMBOL OF A JAGGED LINE]

By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  Bank  information  must be on file  before  you  request  a wire redemption.

[GRAPHIC OMITTED:  SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  business day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next business day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can  exchange  all or part of your  shares,  normally for shares of the same class in another Delaware  Investments  Fund. We may refuse the purchase side of any exchange request, if, in the investment  manager's judgment,  the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. In particular,  a pattern of  exchanges  that  coincide  with a "market  timing"  strategy  may be refused.  In addition,  subject to eligibility  criteria,  defined  contribution plans may exchange into Class P shares of The International  Equity Portfolio of
Delaware Pooled Trust when available.  If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  Prospectus  and read it carefully  before buying  shares  through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Frequent trading of fund shares (Market timing)
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone  who  follows a  pattern  of  market  timing in any fund in the  Delaware
Investments  family or Optimum  Fund Trust to be a market timer and may consider anyone who has followed a similar  pattern of market  timing at an  unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management. In particular, the Fund may have difficulty implementing its long-term  investment  strategies if it is forced to maintain a higher level of its assets in cash to accommodate  significant  short-term  trading activity.
Excessive  purchases  and sales or exchanges of the Fund's shares may also force the Fund to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate short-term trading activity.  This could adversely affect the Fund's performance  if, for  example,  the Fund incurs  increased  brokerage  costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain brokers/ dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends  and  Distributions.  Each Fund has elected to be treated as regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes  to you. The Funds intend to make  distributions at least  annually,  usually  in  December,  of  substantially  all of their net investment  income  and  any net  realized  capital  gains.  The  amount  of any distribution  will  vary,  and there is no  guarantee  a Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Funds make every effort to search for reclassified income to reduce the number of

corrected forms mailed to  shareholders.  However,  when necessary,  a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid  "Buying A Dividend."  If you invest in a Fund  shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are subject to state and local  taxes.  If a Fund  qualifies  to pass through to you the tax benefits from foreign  taxes it pays on its  investments, and elects to do so, then any foreign taxes it pays on these  investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S.  withholding  and  estate  tax,  and are  subject to  special  U.S.  tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

Other investment policies and risk considerations

High-yield, high risk securities
Delaware  Emerging  Markets  Fund and  Delaware  Global Value Fund may invest in high-yield,  high risk  foreign  fixed-income  securities.  In the past,  in the opinion of the Fund's portfolio managers,  the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Fund's portfolio managers intend to maintain adequately  diversified portfolios  of stocks and bonds.  While  diversification  can help to reduce the effect  of an  individual  default  on a Fund,  there can be no  assurance  that diversification will protect the Delaware Global Value Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium- and  low-grade  bonds held by a Fund may be issued as a  consequence  of corporate  restructurings,  such as leveraged buy-outs,  mergers,  acquisitions, debt  recapitalizations  or similar events. Also these bonds are often issued by smaller,  less  creditworthy  companies  or  foreign  governments  or by  highly leveraged  (indebted) firms, which are generally less able than more financially stable firms to make  scheduled  payments of interest and  principal.  The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high-yield, high risk securities differently from other  securities.  Prices have been found to be less sensitive to interest rate changes than higher rated  investments,  but more  sensitive to adverse economic changes or individual corporate  developments.  Also, during an economic  downturn or a  substantial  period of rising  interest  rates,  highly leveraged  issuers may experience  financial stress which would adversely affect their ability to service  principal and interest  payment  obligations,  to meet projected  business  goals  and  to  obtain  additional  financing.  Changes  by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic  effect on the values of these  investments  than on the values of higher-rated  securities.  Consequently,  these changes will affect a Fund's net asset value per share.

Foreign currency transactions
Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its  holdings  of foreign  currencies  into U.S.  dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency value  fluctuations.  Each  Fund  may  conduct  its  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the contract,  agreed upon by the parties,  at a price set at the time of the contract. Each Fund will convert currency on a spot basis from time to time, and investors  should be aware of the costs of currency conversion.

Each Fund may enter into forward  contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S.  dollars or other currencies in which  the  transaction  will be  consummated.  By  entering  into a  forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency,  of the amount of foreign currency involved in the underlying security transaction,  a Fund will be able to  protect  itself  against a  possible  loss resulting  from an adverse  change in currency  exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Fund's  portfolio  managers  believe  that the currency of a particular country may suffer a  significant  decline  against  the U.S.  dollar or against another  currency,  a Fund may enter into a forward foreign currency contract to sell,  for a fixed amount of U.S.  dollars or other  appropriate  currency,  the amount of foreign currency  approximating the value of some or all of the Fund's securities denominated in such foreign currency.

A Fund will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts would obligate the Delaware
Global  Value Fund to deliver  an amount of  foreign  currency  in excess of the value of the Delaware Global Value Fund's securities or other assets denominated in that currency.

At the  maturity of a forward  contract,  a Fund may either  sell the  portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the foreign currency. A Fund may realize gains or losses from currency transactions.

Certain management considerations

Investments by fund of funds and investment  vehicles that operate  similarly to funds of funds The Fund accepts investments from funds of funds, including those within  Delaware  Investments  family,  and  investment  vehicles  that  operate similarly  to funds of  funds,  such as 529  plans.  A "529  Plan" is a  college savings  program that operates  under section 529 of the Internal  Revenue Code.
From time to time, the Fund may experience large  investments or redemptions due to allocations or rebalancing by these funds of funds and/or similar  investment vehicles.  While  it is  impossible  to  predict  the  overall  impact  of these transactions over time, there could be adverse effects on portfolio  management.
For example, the Fund may be required to sell securities or invest cash at times when it would  not  otherwise  do so.  These  transactions  could  also have tax consequences  if sales of  securities  result in gains,  and could also increase transaction  costs or portfolio  turnover.  The investment  manager will monitor transactions by the funds of funds and/or similar  investment  vehicles and will attempt to minimize  any adverse  effects on the Fund and funds of funds  and/or similar investment vehicle as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Funds'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company to appoint  and replace  sub-advisers,  enter into sub-advisory  agreements,  and amend and terminate sub-advisory  agreements with respect to the Fund, subject to Board approval but without shareholder  approval
(the "Manager of Managers  Structure").  While Delaware  Management Company does not currently  expect to use the Manager of Managers  Structure  with respect to the Funds, Delaware Management Company may use the Manager of Managers Structure
in the future by hiring one or more sub-advisers to manage all or a portion of a
Fund's  portfolio  if it  believes  that doing so would be likely to enhance the
Fund's performance by introducing a different investment style or focus.

Delaware  Management  Company's  ability to  implement  the  Manager of Managers
Structure  with  respect  to the  Funds is  contingent  upon the  receipt  of an exemptive order from the U.S.  Securities and Exchange Commission (the "SEC") or
the adoption of a rule by the SEC authorizing the  implementation of the Manager of  Managers  Structure.  Delaware  Management  Company's  use of the Manager of
Managers Structure with respect to the Funds

may be subject to certain  conditions  set forth in the SEC  exemptive  order or rule.  There can be no assurance that the SEC will grant the Funds'  application for an exemptive order or adopt such a rule.

The Manager of Managers Structure would enable the Funds to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment management fees paid by the Funds to be  increased  without  shareholder  approval or change  Delaware  Management
Company's responsibilities to the Funds, including Delaware Management Company's responsibility for all advisory services furnished by a sub-adviser.

Financial highlights

The  Financial  highlights  tables are intended to help you  understand a Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share.  This  information  has been audited by [ ] LLP,  whose report, along with each Fund's financial  statements,  is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware International Value Equity Fund                    Institutional Class
                                                             Year ended 11/30
                                              2005        2004         2003        2002         2001

Net asset value, beginning of period         $[  ]     $13.400      $11.060     $12.410      $15.760

Income (loss) from investment
        operations:
Net investment income(1)                      [  ]       0.305        0.218       0.120        0.189
Net realized and unrealized gain (loss)
         on investments and foreign
         currencies                           [  ]       2.902        2.637     (0.998)      (1.205)
                                           -------     -------      -------     -------      -------
Total from investment operations              [  ]       3.207        2.855     (0.878)      (1.016)
                                           -------     -------      -------     -------      -------
Less dividends and distributions from:
Net investment income                         [  ]     (0.197)      (0.126)     (0.162)      (0.240)
Net realized gain on investments              [  ]       -----      (0.389)     (0.310)      (2.094)
                                           -------     -------      -------     -------      -------
Total dividends and distributions             [  ]     (0.197)      (0.515)     (0.472)      (2.334)
                                           -------     -------      -------     -------      -------
Net asset value, end of period               $[  ]     $16.410      $13.400     $11.060      $12.410
                                           =======     =======      =======     =======      =======
Total return(2)                              [  ]%      24.21%       27.29%     (7.29%)      (8.14%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $[  ]    $178,048     $102,974     $56,127      $75,790
Ratio of expenses to average net assets      [  ]%       1.40%        1.74%       1.83%        1.69%
Ratio of net investment income to
        average net assets                   [  ]%       2.08%        1.90%       1.02%        1.42%
Portfolio turnover                           [  ]%          7%          14%         23%          15%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

Delaware Emerging Markets Fund                                  Institutional Class
                                                              Year ended 11/30
                                              2005        2004         2003         2002          2001

Net asset value, beginning of period         $[  ]     $10.920       $7.260       $6.940        $6.630

Income (loss) from investment
        operations:
Net investment income(1)                      [  ]       0.256        0.134        0.199         0.188
Net realized and unrealized gain (loss)
        on investments and foreign
        currencies                            [  ]       3.659        3.717        0.269         0.169
                                           -------     -------      -------      -------       -------
Total from investment operations              [  ]       3.915        3.851        0.468         0.357
                                           -------     -------      -------      -------       -------
Less dividends and distributions from:
Net investment income                         [  ]     (0.225)      (0.191)      (0.148)       (0.047)
Total dividends and distributions             [  ]     (0.225)      (0.191)      (0.148)       (0.047)
                                           -------     -------      -------      -------       -------
Net asset value, end of period               $[  ]     $14.610      $10.920       $7.260        $6.940
                                           =======     =======      =======      =======       =======
Total return(2)                              [  ]%      36.34%       54.52%        6.88%         5.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $[  ]     $63,732       $6,131       $2,753        $2,182
Ratio of expenses to average net assets      [  ]%       1.66%        1.70%        1.70%         1.70%
Ratio of expenses to average net assets
        prior to expense limitation and
        expenses paid indirectly             [  ]%       1.82%        2.36%        2.69%         2.43%
Ratio of net investment income to
        average net assets                   [  ]%       2.06%        1.53%        2.71%         2.64%
Ratio of net investment income to
        average net assets prior to
        expense limitation and expenses
        paid indirectly                      [  ]%       1.90%        0.87%        1.72%         1.91%
Portfolio turnover                           [  ]%         34%          55%          33%           36%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value.  Total  investment  return also reflects waivers and  payment of fees by the  manager.  Performance  would have been lower had the expense limitation not been in effect.

Delaware Global Value Fund                                   Institutional Class
                                                               Year ended 11/30
                                              2005        2004          2003         2002         2001

Net asset value, beginning of period         $[  ]      $8.730        $6.260      $7.410        $8.340

Income (loss) from investment
        operations:
Net investment income(1)                      [  ]       0.180         0.131       0.161         0.149
Net realized and unrealized gain (loss)
        on investments and foreign
        currencies                            [  ]       2.053         2.476     (1.101)       (0.370)
                                           -------     -------       -------     -------       -------
Total from investment operations              [  ]       2.233         2.607     (0.940)       (0.221)
                                           -------     -------       -------     -------       -------
Less dividends and distributions from:
Net investment income                         [  ]     (0.123)       (0.137)     (0.143)       (0.188)
Net realized gain on investments              [  ]       -----         -----     (0.067)       (0.521)
                                           -------     -------       -------     -------       -------
Total dividends and distributions             [  ]     (0.123)       (0.137)     (0.210)       (0.709)
                                           -------     -------       -------     -------       -------
Net asset value, end of period                $[ ]     $10.840        $8.730      $6.260        $7.410
                                           =======     =======       =======     =======       =======
Total return(2)                              [  ]%      25.91%        42.62%    (13.03%)       (3.09%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $[  ]        $667          $300      $3,114        $3,579
Ratio of expenses to average net assets      [  ]%       1.25%         1.25%       1.25%         1.25%
Ratio of expenses to average net assets
        prior to expense limitation and
        expenses paid indirectly             [  ]%        1.91%         1.80%      2.32%         3.42%
Ratio of net investment income to
        average net assets                   [  ]%        1.89%         1.84%      2.28%         1.91%
Ratio of net investment income (loss)
        to average net assets prior to
        expense limitation and expenses
        paid indirectly                      [  ]%        1.23%         1.29%      1.21%       (0.26%)
Portfolio turnover                           [  ]%          36%           59%        24%           20%

(1) The  average  shares  outstanding  method  has been  applied  for per  share information.

(2) Total investment return is based on the change in net asset value during the period and assumes  reinvestment  of  distributions  at net asset  value.  Total investment  return  reflects  waivers  and  payment  of  fees  by  the  manager.
Performance would have been lower had the expense limitation not been in effect.

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and  distributions  from-Net realized gain on  investments."  Realized  and  unrealized  gain (loss) on foreign  currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities  denominated in foreign currencies as a result of changes in foreign currency exchange rates.

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  High  turnover can result in  increased  transaction costs and tax liability for investors and may affect the fund's performance.

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is typically inversely related to current interest rates. Generally,  when interest rates rise,  bond prices fall, and when interest  rates fall,  bond prices rise.
See Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Citigroup World ex-U.S. EMI (Extended Market Index)
The Citigroup  World ex-U.S.  EMI is a U.S.  dollar  denominated  float weighted equity  index of  companies  located  outside  the United  States  with a market capitalization  of $100 million or larger  available to  investment.  This index consists of the companies in the lowest 20% in market  capitalization within the
Citigroup Global Equity Broad Market Index.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic, and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

Morgan  Stanley  Capital  International  (MSCI) ACWI (All  Country  World Index)
Index(SM)
The MSCI ACWI (All Country  World Index) Index is a free  float-adjusted  market capitalization  index that is designed to measure  equity market  performance in the  global  developed  and  emerging  markets.  As of May 2005  the  MSCI  ACWI consisted of the following 49 developed  and emerging  market  country  indices:
Argentina,  Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia,
Czech Republic,  Denmark, Egypt, Finland,  France,  Germany,  Greece, Hong Kong,
Hungary,  India,  Indonesia,  Ireland,  Israel,  Italy,  Japan,  Jordan,  Korea,
Malaysia, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, Peru,
Philippines,  Poland,  Portugal,  Russia,  Singapore Free, South Africa,  Spain,
Sweden,  Switzerland,  Taiwan, Thailand,  Turkey, The United Kingdom, the United
States and Venezuala.

MSCI EAFE(R)(Europe, Australasia, Far East) Index
The MSCI EAFE Index  (Europe,  Australasia,  Far East) is a free  float-adjusted market  capitalization index that is designed to measure developed market equity performance,  excluding  the US &  Canada.  As of May 2005 the MSCI  EAFE  Index
consisted of the  following  21 developed  market  country  indices:  Australia,
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland,
Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,  Singapore, Spain,
Sweden, Switzerland and the United Kingdom.

MSCI Emerging Markets Index(SM)
The MSCI Emerging Markets Index is a free float-adjusted  market  capitalization index  that is  designed  to measure  equity  market  performance  in the global emerging  markets.  As of May 2005 the MSCI Emerging  Markets Index consisted of the following 26 emerging  market country  indices:  Argentina,  Brazil,  Chile,
China,  Colombia,  Czech Republic,  Egypt, Hungary,  India,  Indonesia,  Israel,
Jordan, Korea, Malaysia, Mexico, Morocco,  Pakistank Peru, Philippines,  Poland,
Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

NASD
The independent  subsidiary of the National  Association of Securities  Dealers,
Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P), Duff & Phelps, Inc. (Duff), and Fitch, Inc. (Fitch).

Net assets
The total value of all assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
Charge on the  purchase or  redemption  of fund shares  sold  through  financial advisors.  May vary  with the  amount  invested.  Typically  used to  compensate advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares;  mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Appendix A - Bond Ratings

Excerpts from Moody's  description  of its bond ratings:  Aaa--judged  to be the best quality.  They carry the smallest degree of investment risk;  Aa--judged to be of high quality by all  standards;  A--possess  favorable  attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both good and bad times over the future.
Uncertainty of position  characterizes  bonds in this class;  B--generally  lack characteristics of the desirable investment. Assurance of interest and principal payments or of  maintenance  of other terms of the contract over any long period of time may be small;  Caa--are of poor standing.  Such issues may be in default or there may be  present  elements  of  danger  with  respect  to  principal  or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other  marked  shortcomings;  C--the  lowest rated  class of bonds and issues so rated can be  regarded  as having  extremely poor prospects of ever attaining any real investment standing.

Excerpts  from  S&P's  description  of  its  bond  ratings:  AAA--highest  grade obligations.  They possess the ultimate degree of protection as to principal and interest;  AA--also  qualify as high grade  obligations,  and in the majority of instances  differ from AAA issues only in a small degree;  A--strong  ability to pay  interest  and repay  principal  although  more  susceptible  to  changes in circumstances;  BBB--regarded as having an adequate capacity to pay interest and repay  principal;  BB,  B,  CCC,  CC--regarded,  on  balance,  as  predominantly speculative  with  respect to capacity to pay  interest  and repay  principal in accordance with the terms of the  obligation.  BB indicates the lowest degree of speculation  and CC the  highest  degree of  speculation.  While  such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse  conditions;  C--reserved for income bonds on which no interest is being paid; D--in default,  and payment of interest and/or repayment of principal is in arrears.

Delaware International Value Equity Fund
Delaware Emerging Markets Fund
Delaware Global Value Fund

Additional  information about the Funds'  investments is available in the Funds'
annual  and  semiannual  reports  to  shareholders.  In the  Funds'  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered by the report. You can find more detailed information about the Funds in the current  Statements of  Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of a SAI,  or if you have any  questions  about  investing  in these
Funds, you can write to us at 2005 Market Street,  Philadelphia,  PA 19103-7057,
or call toll-free 800 510-4015. The Funds' SAI annual and semi-annual reports to shareholders are also available, free of charge, through the Funds' internet Web site (www.delawareinvesetments.com).  You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.   Information  about  the  Funds,   including  their  Statements  of
Additional Information, can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Client Services Representative

800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

                                                          CUSIP           NASDAQ
Delaware International Value Equity Fund
        (Institutional Class)                           245914403          DEQIX
Delaware Emerging Markets Fund (Institutional Class)    245914817          DEMIX
Delaware Global Value Fund (Institutional Class)        245914676          DABIX

Investment Company Act file number: 811-06324

PR-048 [--] IVES 2/05
(J8926)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 30, 2006

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

  Delaware International Value Equity Fund     Delaware Emerging Markets Fund
                           Delaware Global Value Fund
             (formerly Delaware International Small Cap Value Fund)

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For more information about the Institutional Classes: 800 510-4015

       For Prospectus, Performance and Information on Existing Accounts of
 Class A Shares, Class B Shares, Class C Shares and Class R Shares:
                            Nationwide 800 523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800 362-7500

     This Statement of Additional Information ("Part B") describes shares of the funds  listed  above  (individually  a "Fund" and  collectively  the "Funds") of
Delaware Group Global & International Funds ("Global Funds").  Global Funds is a
registered, open-end management investment company.

     Each Fund offers Class A Shares, Class B Shares, Class C Shares and Class R
Shares  (Class A  Shares,  Class B  Shares,  Class C Shares  and  Class R Shares
together  referred  to  as  the  "Fund  Classes").  Each  Fund  also  offers  an
Institutional  Class (together  referred to the  "Institutional  Classes").  All references  to "shares"  in this Part B refer to all  Classes of shares,  except where noted.

     This Part B should be read in  conjunction  with the  Prospectuses  for the
Funds  dated  March 30,  2006,  as they may be  amended  from time to time.  The
Prospectuses may be obtained by writing or calling your investment  dealer or by calling  the  Funds  at  800  523-1918  or by  contacting  the  Funds'  national distributor,  Delaware Distributors,  L.P., 2005 Market Street, Philadelphia, PA
19103-7094.  Part B is  not  itself  a  prospectus  but  is,  in  its  entirety, incorporated  by reference  into each Class'  Prospectus.  The Funds'  financial statements,  the notes relating thereto, the financial highlights and the report of the  independent  registered  public  accounting  firm  are  incorporated  by reference  from the Annual  Reports  into this Part B. The Annual  Reports  will accompany  any request for Part B. The Annual  Reports can be obtained,  without charge, by calling 800 523-1918.

----------------------------- ------ -----------------------------------------
TABLE OF CONTENTS              Page                                      Page

----------------------------- ------ ---------------------------------- ------
Investment Policies and              Determining Offering Price
  Portfolio Techniques                  and Net Asset Value
----------------------------- ------ ---------------------------------- ------
Investments                          Redemption and Exchange
----------------------------- ------ ---------------------------------- ------
Special Risk Considerations          Distributions and Taxes
----------------------------- ------ ---------------------------------- ------
Accounting and Tax Issues            Accounting Issues
----------------------------- ------ ---------------------------------- ------
Performance Information              Investment Management
                                       Agreement and Sub-Advisory
                                       Agreements
----------------------------- ------ ---------------------------------- ------
Trading Practices and                Portfolio Managers
  Brokerage
----------------------------- ------ ---------------------------------- ------
Purchasing Shares                    Officers and Trustees
----------------------------- ------ ---------------------------------- ------
Investment Plans                     General Information
----------------------------- ------ ---------------------------------- ------
                                     Financial Statements
----------------------------- ------ ---------------------------------- ------
                                     Appendix A - Description of
                                       Ratings
----------------------------- ------ ---------------------------------- ------

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

Investment Restrictions
     Fundamental  Investment  Restrictions  --  Global  Funds  has  adopted  the following  restrictions  for each Fund,  as  applicable  which cannot be changed without  approval  by the  holders  of a  "majority"  of the  respective  Fund's outstanding  shares,  which is a vote by the  holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the  outstanding  voting  securities  are present or represented by proxy; or b) more than 50% of the outstanding  voting securities.
The percentage  limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:
     1. Make investments that will result in the concentration (as that term may be defined in the Investment  Company Act of 1940 (the "1940 Act"),  any rule or order  thereunder,  or U.S.  Securities  and Exchange  Commission  ("SEC") staff interpretation  thereof)  of  its  investments  in  the  securities  of  issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from  investing in  obligations  issued or guaranteed by the U.S.
government,  its agencies or instrumentalities,  or in tax-exempt obligations or certificates of deposit.  A Fund may, from time to time, make  investments  that will result in the  concentration  (as that term may be defined in the 1940 Act, any  rule or order  thereunder,  or SEC  staff  interpretation  thereof)  of its investments in the  securities of issuers within various  industries or industry groupings.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

     Non-Fundamental  Investment  Restrictions -- In addition to the fundamental policies and investment  restrictions  described  above, and the various general investment  policies  described in the prospectus,  each Fund will be subject to the following investment restrictions,  which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     1.  Each  Fund is  permitted  to  invest  in  other  investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar  transaction.  However,  each Fund may not  operate as a "fund of funds"
which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

     2. Each Fund may not invest  more than 15% of its net assets in  securities which it cannot sell or dispose of in the  ordinary  course of  business  within seven  days at  approximately  the  value at  which  the  Fund  has  valued  the investment.

Delaware  International  Value  Equity Fund and Delaware  Emerging  Markets Fund
shall not:
     1. For Delaware  International  Value  Equity Fund,  as to 75% of its total assets,  and for Delaware  Emerging Markets Funds, as to 50% of their respective total  assets,  invest  more  than 5% of their  respective  total  assets in the securities of any one issuer (other than obligations  issued,  or guaranteed by, the U.S. government, its agencies or instrumentalities).

     2.  Delaware  Emerging  Markets Fund may invest in  securities of open-end, closed-end  and  unregistered  investment  companies,  in  accordance  with  the limitations contained in the 1940 Act.

     3. Make loans,  except to the extent  that  purchases  of debt  obligations
(including  repurchase  agreements)  in  accordance  with  a  Fund's  investment objective and policies,  are considered  loans and except that the Fund may loan up to 25% of its assets to qualified  broker/dealers or institutional  investors for their use relating to short sales or other security transactions.

     4. Purchase or sell real estate or real estate  limited  partnerships,  but this  shall not  prevent a Fund from  investing  in  securities  secured by real estate or interests therein.

     5. For Delaware  International Value Equity Fund, purchase more than 10% of the outstanding  voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

     6. Engage in the underwriting of securities of other issuers,  except that, in connection with the  disposition of a security,  the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

     7. Make any investment which would cause 25% or more of its total assets to be invested in the  securities of issuers all of which  conduct their  principal business  activities in the same industry.  This  restriction  does not apply to obligations  issued  or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities.

     8. For Delaware  International  Value Equity Fund, write,  purchase or sell options,  puts,  calls or combinations  thereof,  except that such Fund may: (a)
purchase  call options to the extent that the premiums  paid on all  outstanding call options do not exceed 2% of such Fund's total assets; (b) write secured put options;  (c) write covered call  options;  and (d) purchase put options if such
Fund owns the security  covered by the put option at the time of  purchase,  and provided that premiums paid on all put options  outstanding  do not exceed 2% of its total assets.  Such Fund may sell put or call options  previously  purchased and enter into closing transactions with respect to the activities noted above.

     9. Purchase or sell  commodities or commodity  contracts,  except that each
Fund may enter into  futures  contracts  and  options on  futures  contracts  in accordance with its respective  prospectuses,  subject to investment restriction
10 below.

     10. Enter into futures contracts or options thereon, except that a Fund may enter into  futures  contracts  and options  thereon to the extent that not more than 5% of the Fund's assets are required as futures  contract  margin  deposits and  premiums  on options  and only to the extent  that  obligations  under such contracts and transactions represent not more than 20% of the Fund's assets.

     11.  Make short sales of  securities,  or  purchase  securities  on margin, except  that a Fund may  satisfy  margin  requirements  with  respect to futures transactions.

     12. For Delaware  International  Value Equity Fund,  invest more than 5% of the value of its total assets in securities  of companies  less than three years old.  Such  three-year  period shall  include the  operation of any  predecessor company or companies.

     13. For Delaware  International  Value Equity Fund,  purchase or retain the securities of any issuer which has an officer, trustee or security holder who is a trustee or officer of Global Funds or of its investment manager if or so long as the  trustees  and  officers of Global  Funds and of its  investment  manager together  own  beneficially  more  than 5% of any  class of  securities  of such issuer.

     14. For Delaware  International  Value Equity Fund,  invest in interests in oil, gas or other mineral exploration or development programs or leases.

     15. For Delaware  International  Value Equity Fund, invest more than 10% of the Fund's total  assets in  repurchase  agreements  maturing in more than seven days and other illiquid assets,  and for Delaware  Emerging Markets Fund, invest more than 15% of the Fund's total assets in  repurchase  agreements  maturing in more than seven days and other illiquid assets.

     16.  Borrow money in excess of one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions.  Any borrowing will be done from a bank and to the extent that such borrowing  exceeds 5% of the value of a Fund's net assets,  asset coverage of at least 300% is required.  In the event that such asset coverage shall at any time fall below 300%,  a Fund shall,  within  three days  thereafter  (not  including
Sunday or holidays) or such longer  period as the SEC may prescribe by rules and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net  assets.  A Fund will not issue  senior  securities  as defined in the 1940 Act, except for notes to banks.

     Although not  considered  to be a fundamental  policy,  restriction 5 above will  apply to each of the  Funds of  Global  Funds  as a  whole.  In  addition, although not  considered a fundamental  policy,  for purposes of  restriction 15 above,  securities  of  foreign  issuers  which are not  listed on a  recognized domestic  or foreign  exchange or for which a bona fide market does not exist at the time of purchase or  subsequent  valuation  are  included in the category of illiquid  assets.  As to Delaware  International  Value Equity Fund and Delaware
Emerging  Markets Fund,  although not considered to be a fundamental  investment restriction,  each Fund will invest no more than 5% of its respective  assets in warrants.

Delaware Global Value Fund shall not:
     1. As to 75% of its total  assets,  invest more than 5% of its total assets in the  securities  of  any  one  issuer  (other  than  obligations  issued,  or guaranteed by, the U.S. government, its agencies or instrumentalities).

     2. Invest 25% or more of its total assets in any one industry provided that there is no limitation  with respect to  investments  in  obligations  issued or guaranteed as to principal or interest by the U.S.  Government,  its agencies or instrumentalities.

     3. Make loans other than by the  purchase of all or a portion of a publicly or privately distributed issue of bonds,  debentures or other debt securities of the types  commonly  offered  publicly or privately  and  purchased by financial institutions (including repurchase agreements),  whether or not the purchase was made upon the original issuance of the securities,  and except that the Fund may loan its assets to qualified broker/dealers or institutional investors.

     4. Engage in  underwriting  of  securities  of other  issuers,  except that portfolio securities,  including securities purchased in private placements, may be acquired under  circumstances  where, if sold, the Fund might be deemed to be an  underwriter  under the 1933 Act. No limit is placed on the proportion of the
Fund's assets which may be invested in such securities.

     5. Borrow money or issue senior securities,  except to the extent permitted by the  1940  Act or any rule or order  thereunder  or  interpretation  thereof.
Subject  to the  foregoing,  the  Fund  may  engage  in  short  sales,  purchase securities on margin, and write put and call options.

     6. Purchase or sell physical  commodities or physical commodity  contracts, including  physical  commodity options or futures contracts in a contract market or other futures market.

     7.  Purchase  or sell real  estate;  provided  that the Fund may  invest in securities  secured by real estate or  interests  therein or issued by companies which invest in real estate or interests therein.

INVESTMENTS

Foreign Securities
     Investors  should  recognize  that  investing in foreign  issuers  involves certain  considerations,  including those set forth in the Funds'  Prospectuses, which are not typically  associated  with  investing in United  States  issuers.
Since the stocks of foreign  companies  are  frequently  denominated  in foreign currencies,  and since a Fund may temporarily  hold uninvested  reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations,  and may incur costs in connection with conversions between various currencies.  The investment policies of each Fund permit it to enter into forward foreign currency  exchange contracts in order to hedge each Fund's holdings and commitments against changes in the level of future currency rates.  Such contracts  involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     Each Fund may be  subject  to  foreign  withholding  taxes on  income  from certain foreign securities.  This, in turn, could reduce a Fund's  distributions paid to shareholders.

     Special   rules  govern  the  federal   income  tax  treatment  of  certain
transactions  denominated in terms of a currency  other than the U.S.  dollar or determined  by reference to the value of one or more  currencies  other than the
U.S.  dollar.  The types of transactions  covered by the special rules generally include the following:  (i) the acquisition of, or becoming the obligor under, a bond or other debt  instrument  (including,  to the extent  provided in Treasury
Regulations,  preferred  stock);  (ii) the accruing of certain trade receivables and  payables;  and  (iii)  the  entering  into or  acquisition  of any  forward contract,  futures contract, option and similar financial instruments other than any "regulated  futures  contract" or "nonequity  option" marked to market.  The disposition of a currency other than the U.S. dollar by a U.S.  taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special  currency  rules,  if they are or would be treated as sold for their fair market  value at year-end  under the marking to market rules applicable to other futures  contracts,  unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated  separately from any gain or loss on the underlying  transaction and is normally  taxable as ordinary gain or loss. A taxpayer  may elect to treat as capital gain or loss  foreign  currency  gain or loss arising from certain identified  forward  contracts,  futures contracts and options  that are capital  assets in the hands of the taxpayer and which are not part of a straddle.  Certain  transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal
Revenue Code of 1986,  as amended (the  "Code"),  and the Treasury  Regulations)
will be  integrated  and treated as a single  transaction  or otherwise  treated consistently for purposes of the Code. The income tax effects of integrating and treating  a  transaction  as a single  transaction  are  generally  to  create a synthetic debt instrument that is subject to the original  discount  provisions.
It is anticipated that some of the non-U.S.  dollar denominated  investments and foreign  currency  contracts each Fund may make or enter into will be subject to the special currency rules described above.

Real Estate Investment Trusts (REITs)
     The Funds'  investments  in REITs  present  certain  further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying  property owned by the REITs, while mortgage REITs may be affected by the quality of any credit  extended.  REITs are dependent on management  skills, are not diversified,  and are subject to the risks of financing projects.  REITs whose underlying assets include U.S.  long-term health care properties,  such as nursing,  retirement and assisted living homes,  may be impacted by U.S. federal regulations concerning the health care industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks -
when  interest  rates  decline,  the value of a REIT's  investment in fixed rate obligations can be expected to rise.  Conversely,  when interest rates rise, the value of a REIT's  investment  in fixed  rate  obligations  can be  expected  to decline.  In contrast,  as interest rates on adjustable  rate mortgage loans are reset periodically,  yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates,  causing the value of such investments to fluctuate less  dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial  resources,  may trade less frequently and in a  limited  volume,  and may be  subject  to more  abrupt  or  erratic  price movements than other securities.

Repurchase Agreements
     While  each Fund is  permitted  to do so, it  normally  does not  invest in repurchase agreements, except to invest cash balances.

     The funds in the  Delaware  Investments  family have  obtained an exemption from the  joint-transaction  prohibitions  of  Section  17(d) of the 1940 Act to allow certain Delaware  Investments Funds jointly to invest cash balances.  Each
Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security,  the loss to a Fund, if any, would be the difference  between the  repurchase  price and the market value of the security.
Each Fund will limit its investments in repurchase agreements to those which the
Manager,  under the  guidelines of the Board of Trustees,  determines to present minimal  credit risks and which are of high  quality.  In addition,  a Fund must have collateral of at least 102% of the repurchase price,  including the portion representing a Fund's yield under such agreements  which is monitored on a daily basis.

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit payable by banks  acceptable to Global Funds from the  borrower;  2) this  collateral  must be valued  daily and should the market value of the loaned securities  increase,  the borrower must furnish  additional collateral  to the Fund;  3) the Fund must be able to  terminate  the loan after notice, at any time; 4) the Fund must receive  reasonable  interest on any loan, and any dividends,  interest or other distributions on the lent securities,  and any  increase  in the  market  value  of such  securities;  5) the  Fund may pay reasonable  custodian fees in connection with the loan; and 6) the voting rights on the lent  securities  may pass to the borrower;  however,  if the trustees of
Global Funds know that a material event will occur affecting an investment loan, they must either  terminate the loan in order to vote the proxy or enter into an alternative  arrangement  with the  borrower to enable the  trustees to vote the proxy.

     The  major  risk to  which a Fund  would be  exposed  on a  portfolio  loan transaction  is the risk that the borrower  would go bankrupt at a time when the value of the security  goes up.  Therefore,  each Fund will only enter into loan arrangements  after a review of all  pertinent  facts by the Manager,  under the supervision  of the Board of Trustees,  including  the  creditworthiness  of the borrowing broker, dealer or institution and then only if the consideration to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the Manager.

Foreign Currency Transactions
     Although the Funds value their assets daily in terms of U.S. dollars,  they do not intend to convert their holdings of foreign  currencies into U.S. dollars on a daily basis. Each Fund will,  however,  from time to time, purchase or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency value  fluctuations.  Each  Fund  may  conduct  its  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a

specific  currency at a future date,  which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the  contract.  The Funds will convert  currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

     A Fund  may  enter  into  forward  contracts  to "lock  in" the  price of a security it has agreed to purchase  or sell,  in terms of U.S.  dollars or other currencies  in which the  transaction  will be  consummated.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign  currency,  of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss  resulting  from an adverse  change in currency  exchange  rates during the period  between the date the security is purchased or sold and the date on which payment is made or received.

     A Fund may purchase or sell  currencies  and/or  engage in forward  foreign currency transactions in order to expedite settlement of portfolio  transactions and to minimize currency value fluctuations.

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

     A Fund will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation of the contracts would obligate the Fund to deliver an amount of  foreign  currency  in excess of the value of the Fund's securities or other assets denominated in that currency.

     At the maturity of a forward contract, a Fund may either sell the portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the
foreign   currency.   The  Fund  may  realize  a  gain  or  loss  from  currency transactions.

     A Fund  also may  purchase  and  write  put and  call  options  on  foreign currencies  (traded on U.S.  and  foreign  exchanges  or  over-the-counter)  for hedging purposes to protect against declines in the U.S. dollar value of foreign securities  held by the Fund and against  increases  in the U.S.  dollar cost of such securities to be acquired.  Call options on foreign  currency  written by a
Fund will be covered,  which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the
Fund will establish a segregated  account with its Custodian Bank  consisting of cash, U.S.  government  securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon  exercise of the put.

     As in the case of other  kinds of  options,  the  writing  of an  option on foreign  currency will  constitute only a partial hedge, up to the amount of the premium  received,  and Delaware Global Value Fund could be required to purchase or sell foreign currencies at disadvantageous  exchange rates, thereby incurring losses.  The  purchase  of an option  on  foreign  currency  may  constitute  an effective hedge against fluctuations in exchange rates,  although,  in the event of rate movements adverse to Delaware Global Value Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Depositary Receipts
     The Funds may  invest in  sponsored  and  unsponsored  American  Depositary
Receipts ("ADRs"),  European  Depositary Receipts ("EDRs") and Global Depositary
Receipts  ("GDRs")  that are  actively  traded in the  United  States.  ADRs are receipts  typically  issued  by a U.S.  bank or  trust  company  which  evidence ownership of underlying  securities  issued by a foreign  corporation.  EDRs and
GDRs are  receipts  issued by  non-U.S.  Banks or trust  companies  and  foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S.
securities.  "Sponsored"  ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying  security and a Depositary,  and "unsponsored" ADRs, EDRs or GDRs are issued without the  participation  of the issuer of the deposited  security.
Holders of unsponsored  ADRs,  EDRs or GDRs generally bear all the costs of such facilities  and  the  Depositary  of an  unsponsored  ADR,  EDR or GDR  facility frequently is under no obligation to distribute shareholder communications received  from the issuer of the  deposited  security or to pass through  voting rights to the holders of such receipts in respect of the  deposited  securities.
Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an  unsponsored  ADR, EDR or GDR.
ADRs may be listed on a  national  securities  exchange  or may be traded in the over-the-counter  market.  EDRs and GDRs traded in the  over-the-counter  market which do not have an active or substantial  secondary  market will be considered illiquid and therefore will be subject to a Portfolio's  limitation with respect to such  securities.  ADR prices are  denominated in U.S.  dollars  although the underlying  securities  are  denominated in a foreign  currency.  Investments in
ADRs,  EDRs  and  GDRs  involve  risks  similar  to  those  accompanying  direct investments in foreign securities.

Rule 144A Securities
     The  Funds may  invest in  restricted  securities,  including  unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule
144A Securities")  under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified  institutional buyers become,  for a time,  uninterested  in purchasing  these  securities.  After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will  continue to monitor the  liquidity of that  security to ensure that a Fund has no more than 15% (or, in the case of  Delaware  International  Value  Equity
Fund, 10%) of its net assets in illiquid securities.

Non-Traditional Equity Securities
     Delaware  Emerging  Markets  Fund and  Delaware  Global Value Fund may each invest in convertible preferred stocks that offer enhanced yield features,  such as Preferred Equity  Redemption  Cumulative  Stock  ("PERCS"),  which provide an investor, such as the Funds, with the opportunity to earn higher dividend income than is  available on a company's  common  stock.  A PERCS is a preferred  stock which  generally  features a  mandatory  conversion  date,  as well as a capital appreciation  limit which is usually  expressed in terms of a stated price. Upon the conversion  date,  most PERCS convert into common stock of the issuer (PERCS
are  generally  not  convertible  into  cash  at  maturity).   Under  a  typical
arrangement,  if after a predetermined number of years the issuer's common stock is trading at a price below that set by the  capital  appreciation  limit,  each
PERCS would  convert to one share of common  stock.  If,  however,  the issuer's common  stock is trading at a price above that set by the  capital  appreciation limit,  the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market  price of the  issuer's  common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection.
However,  if called  early,  the issuer may pay a call  premium  over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     The Funds may also invest in other enhanced convertible  securities.  These
include  but  are  not  limited  to  ACES   (Automatically   Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income   Cumulative   Securities)  and  DECS  (Dividend   Enhanced   Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset conversion  ratio or hold them  until  maturity;  and upon  maturity,  they will automatically  convert to either cash or a specified  number of shares of common stock.

U.S. Government Securities
     Although not a principal  strategy for the Funds,  for temporary  defensive purposes,  the Funds may invest in high quality debt  instruments  issued by the
U.S. government,  its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by U.S. companies

Brady Bonds
     Delaware Emerging Markets Fund and Delaware Global Value Fund may invest in
Brady Bonds  consistent with their  investment  objective.  Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by the U.S.  Treasury  Secretary,  Nicholas F. Brady in 1989, as a mechanism for
debtor  nations  to  restructure   their   outstanding   external   indebtedness
(generally, commercial bank debt). Brady Bonds tend to be lower quality and more speculative than securities of developed  country  issuers.  We believe that the economic  reforms  undertaken  by countries in  connection  with the issuance of
Brady Bonds makes the debt of countries that have issued or have announced plans to issue Brady Bonds a viable opportunity for investment.

Zero-Coupon Securities
     Each Fund may also invest in zero-coupon bonds.  Zero-coupon bonds are debt obligations that do not entitle the holder to any periodic  payments of interest before  maturity or a specific  date when the  securities  begin paying  current interest.  Therefore,  they are issued and traded at a discount  from their face amounts or par value. The market prices of zero-coupon  securities are generally
more  volatile   than  the  market  prices  of  securities   that  pay  interest
periodically and are likely to respond to changes in interest rates to a greater degree than do  non-zero-coupon  securities having similar maturities and credit quality.  Current  federal  income tax law  requires  that a holder of a taxable zero-coupon  security  report as income  each year the  portion of the  original issue  discount of such security that accrues that year,  even though the holder receives no cash payments of interest during the year. The Fund has qualified as a regulated investment company under the Code. Accordingly,  during periods when a Fund receives no interest payments on its zero-coupon  securities,  it will be required,  in order to maintain its desired tax  treatment,  to distribute  cash approximating the income attributable to such securities.  Such distribution may require the sale of portfolio  securities to meet the distribution  requirements and such sales may be subject to the risk factor discussed above.

Risks Relating to Russian Securities
     Delaware  Emerging  Markets Fund may invest to a limited  degree in Russian
Securities.  Investing in Russian  companies  involves a high degree of risk and special  considerations  not  typically  associated  with  investing in the U.S.
securities  markets,  and should be considered  highly  speculative.  Such risks include: (1) delays in settling portfolio  transactions and risk of loss arising out of Russia's system of share  registration and custody;  (2) the risk that it may be impossible  or more  difficult  than in other  countries to obtain and/or enforce a judgment;  (3)  pervasiveness  of corruption  and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments;  (5) higher rates of inflation (including the risk of social unrest  associated with periods of  hyper-inflation);  (6) controls on foreign  investment  and  local  practices  disfavoring  foreign  investors  and limitations on repatriation of invested capital,  profits and dividends,  and on the Fund's ability to exchange local currencies for U.S.  dollars;  (7) the risk that the  government  of Russia or other  executive  or  legislative  bodies may decide not to continue to support the economic reform programs implemented since the  dissolution  of the  Soviet  Union and  could  follow  radically  different political  and/or  economic  policies to the detriment of  investors,  including non-market-oriented  policies  such as the support of certain  industries at the expense of other  sectors or  investors,  or a return to the  centrally  planned economy that  existed  prior to the  dissolution  of the Soviet  Union;  (8) the
financial   condition  of  Russian   companies,   including   large  amounts  of
inter-company  debt which may create a payments crisis on a national scale;  (9)
dependency on exports and the corresponding  importance of international  trade;
(10) the risk that the  Russian  tax  system  will not be  reformed  to  prevent
inconsistent,   retroactive  and/or  exorbitant  taxation;   and  (11)  possible
difficulty in identifying a purchaser of securities  held by the Fund due to the underdeveloped nature of the securities markets.

     There is little historical data on Russian  securities markets because they are relatively new and a substantial  proportion of securities  transactions  in
Russia  are  privately  negotiated  outside of stock  exchanges.  Because of the recent formation of the securities markets as well as the  underdeveloped  state of the banking and telecommunications

systems,  settlement,  clearing and registration of securities  transactions are subject to significant risks.  Ownership of shares (except where shares are held through  depositories  that meet the  requirements  of the 1940 Act) is  defined according to entries in the company's  share register and normally  evidenced by extracts from the register or by formal share certificates. However, there is no central  registration system for shareholders and these services are carried out by the companies  themselves or by registrars located  throughout Russia.  These registrars are not necessarily  subject to effective state supervision and it is possible for the Fund to lose its registration through fraud, negligence or even mere  oversight.  In  addition,  while  applicable  Russian  regulations  impose liability  on  registrars  for losses  resulting  from their  errors,  it may be difficult  for the Fund to enforce any rights it may have against the  registrar or  issuer  of the  securities  in the  event  of  loss of  share  registration.
Furthermore,   although  a  Russian  public  enterprise  with  more  than  1,000 shareholders  is  required  by  law  to  contract  out  the  maintenance  of its shareholder  register to an independent  entity that meets certain criteria,  in practice this regulation has not always been strictly enforced.  Because of this lack of independence,  management of a company may be able to exert considerable influence  over who can  purchase  and sell the  company's  shares by  illegally instructing  the  registrar  to  refuse  to  record  transactions  in the  share register. This practice may prevent the Fund from investing in the securities of certain Russian  companies deemed suitable by the Investment  Manager.  Further, this also could cause a delay in the sale of Russian  company  securities by the
Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Investment Company Securities
     Any  investments  that  a Fund  makes  in  either  closed-end  or  open-end investment  companies  will be  limited  by the 1940 Act,  and would  involve an indirect payment of a portion of the expenses,  including advisory fees, of such other investment companies.  Under the 1940 Act's limitations,  the Fund may not
(1) own more than 3% of the voting  stock of  another  investment  company;  (2)
invest  more  than  5% of the  Fund's  total  assets  in the  shares  of any one investment  company;  nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Diversification
     While  Delaware  Emerging  Markets  Fund  intends  to seek to  qualify as a
"diversified"  investment  company under provisions of Subchapter M of the Code, none of these Funds will be diversified under the 1940 Act. Thus, while at least
50% of each such Fund's total assets will be  represented  by cash,  cash items,
U.S.  government  securities and other securities  limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets,  it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75%
of the Fund's assets.  A  nondiversified  portfolio is believed to be subject to greater risk because adverse effects on the  portfolio's  security  holdings may affect a larger portion of the overall assets.

Options
     Each Fund may  purchase  call  options or purchase put options and will not engage in option strategies for speculative purposes.

     Each  Fund  may  invest  in  options  that are  either  listed  on U.S.  or
recognized    foreign    exchanges   or   traded    over-the-counter.    Certain
over-the-counter  options may be illiquid. Thus, it may not be possible to close options  positions  and this may have an adverse  impact on a Fund's  ability to effectively hedge its securities. A Fund will not, however, invest more than 15%
(or, in the case of Delaware International Value Equity Fund, 10%) of its assets in illiquid securities.

     Purchasing  Call  Options  -- Each Fund may  purchase  call  options to the extent  that  premiums  paid by the Fund do not  aggregate  more  than 2% of the
Fund's total assets.

     When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the  option,  the Fund  obtains  the right to buy the  security underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call  option,  who  receives  the premium upon writing the option, has the obligation,  upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage  of  purchasing  call  options  is  that a Fund  may  alter  portfolio characteristics  and modify  portfolio  maturities  without  incurring  the cost associated with portfolio transactions.

     A Fund may, following the purchase of a call option, liquidate its position by  effecting a closing sale  transaction.  This is  accomplished  by selling an option  of the same  series  as the  option  previously  purchased.  A Fund will realize a profit from a closing sale  transaction  if the price  received on the transaction  is more than the premium paid to purchase the original call option;
a Fund will realize a loss from a closing sale transaction if the price received on the  transaction  is less than the premium paid to purchase the original call option.

     Although a Fund will  generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an Exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing  transactions in  particular  options,  with the result that a Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund.

     Purchasing Put Options -- Each Fund may invest up to 2% of its total assets in the purchase of put options.  A Fund will, at all times during which it holds a put option, own the security covered by such option.

     A put  option  purchased  by a Fund  gives it the  right to sell one of its securities  for an agreed price up to an agreed date. A Fund intends to purchase put  options  in order to protect  against a decline in the market  value of the underlying  security  below the  exercise  price less the  premium  paid for the option  ("protective  puts").  The ability to purchase  put options will allow a
Fund to protect  unrealized  gain in an  appreciated  security in its  portfolio without actually selling the security. If the security does not drop in value, a
Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities  underlying such option.  Such sale will  result in a net gain or loss  depending  on whether the amount  received  on the  sale is  more  or less  than  the  premium  and  other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio  securities.
Additionally,  a Fund may enter into closing sale  transactions.  A closing sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

Futures
     Each Fund may enter  into  contracts  for the  purchase  or sale for future delivery of securities or foreign  currencies.  While futures  contracts provide for the delivery of securities,  deliveries usually do not occur.  Contracts are generally  terminated by entering into an  offsetting  transaction.  When a Fund enters into a futures  transaction,  it must  deliver to the futures  commission merchant  selected by the Fund an amount  referred to as "initial  margin." This amount is  maintained  by the futures  commission  merchant in an account at the
Fund's Custodian Bank.  Thereafter,  a "variation  margin" may be paid by a Fund to, or drawn by the Fund from,  such account in accordance with controls set for such accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

     In  addition,  when a Fund engages in futures  transactions,  to the extent required by the SEC,  it will  maintain  with its  Custodian  Bank,  assets in a segregated  account to cover its  obligations  with  respect to such  contracts, which  assets  will  consist of cash,  cash  equivalents  or high  quality  debt securities  from its portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate  value of the margin payments made by a Fund with respect to such futures contracts.

     Each Fund may enter into such  futures  contracts  to protect  against  the adverse affects of  fluctuations  in interest or foreign  exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are  expected  to  increase,  a Fund might  enter  into  futures contracts for the sale of debt securities.

Such a sale would have much the same  effect as selling an  equivalent  value of the debt securities  owned by a Fund. If interest rates did increase,  the value of the debt  securities in the  portfolio  would  decline,  but the value of the futures  contracts  to a Fund would  increase  at  approximately  the same rate, thereby  keeping  the net asset value of the Fund from  declining  as much as it otherwise  would have.  Similarly,  when it is expected that interest  rates may decline,  futures  contracts  may be  purchased  to  hedge  in  anticipation  of subsequent  purchases of securities at higher prices.  Since the fluctuations in the value of futures contracts should be similar to those of debt securities,  a
Fund could take advantage of the  anticipated  rise in value of debt  securities without actually buying them until the market had stabilized.  At that time, the futures  contracts  could  be  liquidated  and the  Fund  could  then  buy  debt securities on the cash market.

     With  respect to options  on  futures  contracts,  when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the pricing of the option  compared to either the price of the futures contract upon which it is based, or the price of the underlying debt  securities,  it may or may not be less risky than ownership of the futures contract or underlying debt  securities.  As with the purchase of futures  contracts,  when a Fund is not fully  invested,  it may purchase a call option on a futures  contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against the declining  price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration  of the option is below the  exercise  price,  a Fund will retain the full amount of the option  premium  which  provides a partial  hedge against any decline that may have occurred in the Fund's portfolio holdings.  The writing of a put option on a futures  contract  constitutes  a partial  hedge  against  the increasing  price of the security or foreign  currency which is deliverable upon exercise of the futures contract.  If the futures price at the expiration of the option is higher than the exercise  price,  the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

     If a put or call  option a Fund has  written  is  exercised,  the Fund will incur a loss which will be  reduced  by the amount of the  premium it  receives.
Depending  on the  degree of  correlation  between  changes  in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses  from  existing  options on futures  may, to some  extent,  be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures  contract  is similar in some  respects  to the  purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's  portfolio  against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected  direction,  a Fund may not achieve the  anticipated  benefits  of futures  contracts  or options on futures  contracts  or may  realize  a loss.  For  example,  if a Fund is hedged against the  possibility of an increase in interest rates which would  adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its  securities  which it has  because  it will  have  offsetting  losses in its futures position. In addition, in such situations,  if the Fund had insufficient cash,  it may be required to sell  securities  from its  portfolio to meet daily variation  margin  requirements.  Such  sales of  securities  may,  but will not necessarily,  be at increased prices which reflect the rising market. A Fund may be required to sell  securities at a time when it may be  disadvantageous  to do
so.

     Further,  with respect to options on futures contracts,  a Fund may seek to close out an option  position  by  writing  or  buying  an  offsetting  position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Options on Foreign Currencies
     Each Fund may purchase and write options on foreign  currencies for hedging purposes  in a manner  similar  to that in which  futures  contracts  on foreign currencies,  or forward contracts,  will be utilized.  For example, a decline in the  dollar  value of a  foreign  currency  in which  portfolio  securities  are denominated will reduce the dollar value of

such securities,  even if their value in the foreign currency remains  constant.
In  order  to  protect  against  such  diminutions  in the  value  of  portfolio securities,  a Fund may  purchase  put options on the foreign  currency.  If the value of the  currency  does  decline,  a Fund  will have the right to sell such currency for a fixed amount in dollars and will thereby  offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such securities,  a Fund may purchase call options thereon. The purchase of such options could  offset,  at least  partially,  the effects of the adverse movement in exchange rates.  As in the case of other types of options,  however, the benefit to a Fund deriving from purchases of foreign  currency  options will be  reduced by the amount of the  premium  and  related  transaction  costs.  In addition,  where currency  exchange rates do not move in the direction or to the extent  anticipated,  a Fund could  sustain  losses on  transactions  in foreign currency  options  which  would  require  it to forego a  portion  or all of the benefits of advantageous changes in such rates.

     A Fund may  write  options  on  foreign  currencies  for the same  types of hedging purposes.  For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated  securities due to adverse fluctuations in exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the relevant currency. If the expected decline occurs, the option will most  likely not be  exercised,  and the  diminution  in the value of  portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to  hedge  against  an anticipated  increase in the dollar cost of  securities  to be acquired,  a Fund could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will  expire  unexercised  and  allow a Fund to  hedge  such increased cost up to the amount of the premium. As in the case of other types of options,  however, the writing of a foreign currency option will constitute only a partial  hedge up to the amount of the premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the
Fund would be required to  purchase  or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through  the  writing of options on foreign  currencies,  a Fund also may be  required to forego all or a portion of the benefit which might  otherwise  have been obtained from favorable movements in exchange rates.

     Each Fund intends to write  covered call options on foreign  currencies.  A call option  written on a foreign  currency by a Fund is  "covered"  if the Fund owns the underlying  foreign currency covered by the call or has an absolute and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration (or for additional cash consideration held in a segregated account by the Custodian  Bank) upon  conversion  or exchange of other foreign  currency held in its  portfolio.  A call option is also covered if the Fund has a call on the same foreign  currency and in the same principal  amount as the call written where  the  exercise  price  of the call  held (a) is equal to or less  than the exercise price of the call written, or (b) is greater than the exercise price of the call  written if the  difference  is  maintained  by the Fund in cash,  U.S.
government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

     With respect to writing put options, at the time the put is written, a Fund will establish a segregated  account with its Custodian Bank consisting of cash,
U.S.  government  securities or other  high-grade  liquid debt  securities in an amount  equal in value to the  amount  the  Fund  will be  required  to pay upon exercise of the put. The account will be maintained  until the put is exercised, has expired,  or the Fund has  purchased a closing put of the same series as the one previously written.

     In order to comply with the  securities  laws of one state, a Fund will not write put or call options if the aggregate  value of the  securities  underlying the  calls or  obligations  underlying  the puts  determined  as of the date the options are sold exceed 25% of the Fund's net assets.  Should  state laws change or Global  Funds  receive a waiver of their  application  for a Fund,  the Funds reserve the right to increase this percentage.

Options on Stock Indices
     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make  delivery of this amount.  Gain or loss to a Fund on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with  stock  options,  a Fund may  offset its  position  in stock  index options  prior to  expiration  by  entering  into a  closing  transaction  on an
Exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard  and Poor's  500(R)Composite  Stock  Price Index ("S&P 500") or the New
York Stock  Exchange  Composite  Index,  or a narrower  market index such as the
Standard & Poor's 100 Index ("S&P  100").  Indices are also based on an industry or  market  segment  such as the AMEX  Oil and Gas  Index  or the  Computer  and
Business  Equipment  Index.  Options on stock  indices are  currently  traded on domestic  exchanges  such as: The Chicago Board Options  Exchange,  the New York
Stock Exchange and American Stock Exchange as well as on foreign exchanges.

     A Fund's  ability to hedge  effectively  all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Fund's  portfolio  securities.  Since a Fund's  portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently,  a Fund bears the risk that the prices of the  securities  being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative  correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

     Positions  in stock  index  options  may be closed out only on an  Exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Fund's ability  effectively to hedge its securities.  A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in  transactions  in options  on stock  indices  for speculative  purposes  but only to  protect  appreciation  attained  and to take advantage of the liquidity available in the option markets.

Concentration
     In applying the Funds' fundamental policy concerning  concentration that is described  above,  it is a matter of  non-fundamental  policy that:  (i) utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (ii) financial service companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

SPECIAL RISK CONSIDERATIONS

     Foreign Securities Risks. Each Fund has the right to purchase securities in any developed,  underdeveloped  or emerging  country.  Investors should consider carefully the  substantial  risks involved in investing in securities  issued by companies and governments of foreign nations. These risks are in addition to the usual risks  inherent  in  domestic  investments.  There is the  possibility  of expropriation,  nationalization  or  confiscatory  taxation,  taxation of income earned in foreign  nations or other taxes imposed with respect to investments in foreign nations,  foreign exchange control (which may include  suspension of the ability  to  transfer  currency  from  a  given  country),  default  in  foreign
government   securities,   political  or  social   instability   or   diplomatic
developments  which could affect  investments  in securities of issuers in those nations.

     In  addition,  in many  countries,  there is  substantially  less  publicly available information about issuers than is available in reports about companies in the United States.  Foreign companies are not subject to uniform  accounting,
auditing  and  financial  reporting   standards,   and  auditing  practices  and
requirements  may  not be  comparable  to  those  applicable  to  United  States companies.  In  particular,  the assets and profits  appearing on the  financial statements  of a  developing  or  emerging  country  issuer may not  reflect its financial  position or results of  operations in the way they would be reflected had the financial statements been prepared in accordance with the United States'
generally  accepted  accounting  principles.  Also,  for an  issuer  that  keeps accounting records in local currency, inflation accounting rules may require for both tax and  accounting  purposes,  that  certain  assets  and  liabilities  be restated on the  issuer's  balance  sheet in order to express  items in terms of currency or constant  purchasing  power.  Inflation  accounting  may  indirectly generate  losses or  profits.  Consequently,  financial  data may be  materially affected by restatements  for inflation and may not accurately  reflect the real condition of those issuers and securities markets.

     Further,  a Fund may  encounter  difficulty  or be unable  to pursue  legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States,  are likely to be higher.  Further,  the settlement  period of securities  transactions  in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries,  there is less government  supervision and regulation of business and industry practices,  stock exchanges,  brokers and listed companies than in the United  States,  and capital  requirements  for brokerage  firms are generally  lower.  The foreign  securities  markets of many of the  countries in which a Fund may invest may also be smaller,  less liquid and subject to greater price volatility than those in the United States.

     Emerging Markets Securities Risks.  Compared to the United States and other developed  countries,  emerging  countries may have volatile social  conditions, relatively unstable governments and political systems, economies based on only a few industries  and economic  structures  that are less diverse and mature,  and securities markets that trade a small number of securities,  which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile  and, in the past,  securities  in these  countries  have offered greater  potential  for  gain (as well as loss)  than  securities  of  companies located in developed countries.  Until recently,  there has been an absence of a
capital  market  structure  or  market-oriented   economy  in  certain  emerging
countries.  Further,  investments and  opportunities  for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging  countries.  These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners,  limits on the types of companies in which  foreigners  may invest and  prohibitions  on foreign  investments  in issuers or  industries  deemed  sensitive  to  national interests.  Additional restrictions may be imposed at any time by these or other countries in which a Fund invests.  Also, the  repatriation  of both  investment income and capital from several  foreign  countries is restricted and controlled under  certain  regulations,  including,  in some  cases,  the need for  certain governmental  consents.  Although these  restrictions  may in the future make it undesirable to invest in emerging  countries,  the Manager does not believe that any current  repatriation  restrictions  would  affect its decision to invest in such countries. Countries such as those in which a Fund may invest, and in which
Delaware  Emerging  Markets  Fund  will  primarily  invest,   have  historically
experienced  and may continue to  experience,  substantial,  and in some periods extremely high rates of inflation for many years, high interest rates,  exchange rate  fluctuations  or currency  depreciation,  large amounts of external  debt, balance of payments and trade difficulties and extreme poverty and unemployment.
Other factors which may  influence  the ability or  willingness  to service debt include, but are not limited to, a country's cash flow situation, the availability  of sufficient  foreign  exchange on the date a payment is due, the relative  size of its  debt  service  burden  to the  economy  as a  whole,  its government's policy towards the International  Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.  Under normal  circumstances,  Delaware  Emerging Markets
Fund will  invest at least 65% of its  assets in equity  securities  of  issuers organized  or having a majority of their  assets or deriving a majority of their operating  income in at least three different  countries which are considered to be emerging or developing.

     Foreign  Government  Securities  Risks.  With respect to investment in debt
issues  of  foreign  governments,   the  ability  of  a  foreign  government  or
government-related  issuer to make timely and ultimate  payments on its external debt  obligations  will also be strongly  influenced by the issuer's  balance of payments,  including export performance, its access to international credits and investments,  fluctuations  in  interest  rates and the  extent  of its  foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international  prices of these  commodities or imports.  To the extent that a country receives  payment for its exports in currencies other than dollars,  its ability  to make  debt  payments  denominated  in  dollars  could  be  adversely affected. If a foreign government or  government-related  issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks
and  multilateral   organizations,   and  inflows  of  foreign  investment.  The
commitment on the part of these foreign governments,  multilateral organizations and others to make such  disbursements  may be conditioned  on the  government's implementation  of economic  reforms and/or economic  performance and the timely service of its  obligations.  Failure to implement  such  reforms,  achieve such levels of economic  performance  or repay  principal  or  interest  when due may curtail the  willingness of such third parties to lend funds,  which may further impair the  issuer's  ability or  willingness  to service  its debts in a timely manner.  The cost of servicing  external  debt will also  generally be adversely affected by rising  international  interest  rates  because many  external  debt obligations  bear interest at rates which are adjusted based upon  international interest  rates.  The ability to service  external  debt will also depend on the level of the  relevant  government's  international  currency  reserves  and its access to foreign  exchange.  Currency  devaluations may affect the ability of a government issuer to obtain sufficient  foreign exchange to service its external debt.

     As a result of the foregoing,  a foreign governmental issuer may default on its  obligations.  If such a default occurs,  a Fund may have limited  effective legal  recourse  against the issuer  and/or  guarantor.  Remedies  must, in some cases, be pursued in the courts of the defaulting party itself,  and the ability of the holder of foreign  government and  government-related  debt securities to obtain recourse may be subject to the political climate in the relevant country.
In addition,  no assurance can be given that the holders of commercial bank debt will not  contest  payments  to the  holders  of other  foreign  government  and government-related  debt  obligations  in  the  event  of  default  under  their commercial bank loan agreements.

     Among the  foreign  government  and  government  related  issuers  in which
Delaware  Emerging  Markets Fund may invest are certain  high-yield  securities, including  so-called  Brady  Bonds.  The issuers of the foreign  government  and government-related  high-yield  securities,  including  Brady  Bonds,  in  which
Delaware  Emerging  Markets  Fund  may  invest  have  in  the  past  experienced substantial  difficulties  in servicing their external debt  obligations,  which have led to defaults on certain  obligations  and the  restructuring  of certain indebtedness.  Restructuring  arrangements  have  included,  among other things, reducing and rescheduling  interest and principal payments by negotiating new or amended  credit  agreements  or  converting  outstanding  principal  and  unpaid interest to Brady Bonds, and obtaining new credit to finance interest  payments.
Holders  of  certain  foreign  government  and   government-related   high-yield
securities  may be  requested  to  participate  in  the  restructuring  of  such obligations  and to  extend  further  loans to their  issuers.  There  can be no
assurance   that  the   Brady   Bonds   and   other   foreign   government   and
government-related high-yield securities in which Delaware Emerging Markets Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments.  Furthermore,  certain participants in the secondary  market for such debt may be directly  involved in negotiating  the terms of these  arrangements  and may therefore  have access to information not available to other market participants.

     Brady Bonds are debt  securities  issued  under the  framework of the Brady
Plan,  an initiative  announced by former U.S.  Treasury  Secretary  Nicholas F.
Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external  indebtedness  (generally,  commercial bank debt). In restructuring its external debt under the Brady Plan  framework,  a debtor nation  negotiates with its existing bank lenders as well as multilateral institutions such as the World
Bank and the  International  Monetary Fund. The Brady Plan framework,  as it has developed,  contemplates  the  exchange of  commercial  bank debt for new issued bonds (Brady  Bonds).  The  investment  advisors  believe that economic  reforms undertaken by countries in connection  with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.  Investors,  however, should recognize that the Brady Plan only sets forth  general  guiding  principles  for  economic reform and debt  reduction,  emphasizing  that solutions must be negotiated on a case-by-case  basis between  debtor  nations and their  creditors.  In addition,
Brady Bonds have been issued only recently and, accordingly,  do not have a long payment history.

     Risks Related to Additional Investment Techniques.  With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities  involved is generally not possible since the future value of such  securities in foreign  currencies will change as a consequence of market movements in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The  projection of short-term currency strategy is highly uncertain.

     It is  impossible  to forecast the market value of portfolio  securities at the expiration of the contract.  Accordingly,  it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the security is less than the amount of foreign  currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be  necessary to sell on the spot market some of the foreign  currency  received upon the sale of the  portfolio  security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     Delaware  Emerging Markets Fund may invest up to 35% of its net assets,  in high-yield,  high risk foreign  fixed-income  securities.  These  securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent  quality. No Fund will purchase securities rated lower than C by S&P or Ca by  Moody's,  or, if unrated,  considered  to be of an equivalent  quality to such  ratings  by the  Investment  Manager.  Fixed-income securities of this type are considered to be of poor standing and  predominantly speculative. Such securities are subject to a substantial degree of credit risk.

 ACCOUNTING AND TAX ISSUES

     When a Fund writes a call,  or  purchases a put option,  an amount equal to the  premium  received  or paid  by it is  included  in the  Fund's  assets  and liabilities as an asset and as an equivalent liability.

     In writing a call, the amount of the liability is  subsequently  "marked to market" to reflect the current market value of the option  written.  The current market  value of a  written  option  is the  last  sale  price on the  principal
Exchange on which such  option is traded or, in the absence of a sale,  the mean between  the last bid and asked  prices.  If an option  which a Fund has written expires on its  stipulated  expiration  date,  the Fund  recognizes a short-term gain. If a Fund enters into a closing  purchase  transaction  with respect to an option which the Fund has written,  the Fund realizes a short-term gain (or loss if the cost of the closing  transaction  exceeds the premium  received  when the option was sold) without regard to any unrealized gain or loss on the underlying security,  and the liability  related to such option is extinguished.  If a call option which a Fund has written is  exercised,  the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium  paid by a Fund for the purchase of a put option is recorded in the Fund's assets and  liabilities  as an investment and  subsequently  adjusted daily to the current  market value of the option.  For  example,  if the current market  value of the option  exceeds  the  premium  paid,  the  excess  would be unrealized  appreciation  and,  conversely,  if the premium  exceeds the current market value, such excess would be unrealized  depreciation.  The current market value of a purchased option is the last sale price on the principal  Exchange on which such option is traded or, in the absence of a sale,  the mean  between the last bid and asked prices.  If an option which a Fund has  purchased  expires on the  stipulated  expiration  date,  the Fund  realizes a short-term or long-term capital  loss for federal  income tax  purposes in the amount of the cost of the option.  If a Fund  exercises a put option,  it realizes a capital  gain or loss
(long-term  or  short-term,  depending on the holding  period of the  underlying security)  from the sale of the  underlying  security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices
     Accounting for options on certain stock indices will be in accordance  with generally  accepted  accounting  principles.  The amount of any realized gain or loss on closing out such a position  will result in a realized  gain or loss for tax  purposes.  Such  options held by a Fund at the end of each fiscal year on a broad-based  stock  index will be  required to be "marked to market" for federal income tax purposes.  Generally,  60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Other Tax Requirements
     Each Fund has qualified, and intends to continue to qualify, as a regulated investment  company under  Subchapter M of the Code.  As a regulated  investment company,  a Fund generally pays no federal income tax on the income and gains it distributes. The Trustees reserve the right not to maintain the qualification of a Fund as a regulated  investment company if it determines such course of action to be beneficial  to  shareholders.  In such case,  the Fund would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and  distributions  to you would be taxed as ordinary  income  dividends  to the extent of the Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security  (other  than  U.S.  government  securities  and  securities  of  other regulated investment companies) can exceed 25% of that Fund's total assets, and, with respect to 50% of that Fund's total assets,  no investment (other than cash and cash items,  U.S.  government  securities and securities of other  regulated investment  companies)  can exceed 5% of that Fund's  total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments with respect to securities loans, and gains from the sale or disposition of stocks, securities or foreign currencies, or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     The Code  requires  each Fund to  distribute  at least  98% of its  taxable ordinary  income earned during the calendar year, 98% of its capital gain earned during the 12 month period ending October 31 and 100% of undistributed  amounts, if any, from the prior year to shareholders by December 31 of each year in order to avoid federal  excise tax. Each Fund intends as a matter of policy to declare and pay  sufficient  dividends  in  December  or January  (which are  treated by shareholders  as received in December)  but does not  guarantee  and can give no assurances  that its  distributions  will be  sufficient  to eliminate  all such taxes.

     When a Fund holds an option or contract which substantially  diminishes the risk of loss with  respect to another  position  of the Fund (as might  occur in some hedging transactions),  this combination of positions could be treated as a
"straddle"  for  tax  purposes,   possibly  resulting  in  deferral  of  losses,
adjustments in the holding  periods and conversion of short-term  capital losses into long-term capital losses.

     Under  rules  relating to  "Constructive  Sale  Transactions",  a Fund must recognize  gain  (but  not  loss)  on any  constructive  sale of an  appreciated financial position in stock, a partnership interest or certain debt instruments.
A Fund  generally  will be  treated  as making a  constructive  sale when it: 1)
enters into a short sale on the same or  substantially  identical  property;  2)
enters  into an  offsetting  notional  principal  contract;  or 3) enters into a futures  or forward  contract  to deliver  the same or  substantially  identical property.  Other transactions  (including  certain financial  instruments called collars)  will  be  treated  as  constructive  sales  as  provided  in  Treasury regulations.  There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

     Investment in Foreign  Currencies  and Foreign  Securities -- The Funds are
authorized  to invest  certain  limited  amounts  in  foreign  securities.  Such investments,  if made,  will have the following  additional tax  consequences to each Fund:

     Under the Code,  gains or losses  attributable  to  fluctuations in foreign currency  exchange  rates which occur  between  the time a Fund  accrues  income
(including  dividends),  or accrues  expenses which are denominated in a foreign currency,  and the  time a Fund  actually  collects  such  income  or pays  such expenses  generally are treated as ordinary  income or loss.  Similarly,  on the disposition  of debt  securities  denominated  in a foreign  currency and on the disposition  of certain  options,  futures or  forward  contracts,  gain or loss attributable to fluctuations in the value of foreign  currency  between the date of acquisition of the security or contract and the date of its  disposition  are also treated as ordinary gain or loss. These gains or losses,  referred to under the Code as "Section  988" gains or losses,  may increase or decrease the amount of a Fund's net investment  company taxable income,  which, in turn, will affect the amount of income to be distributed to you by a Fund.

     If a Fund's  Section 988 losses  exceed a Fund's other  investment  company taxable  income during a taxable year, a Fund generally will not be able to make ordinary  dividend  distributions  to you for that year, or  distributions  made before the losses were  realized  will be  recharacterized  as return of capital distributions  for  federal  income tax  purposes,  rather  than as an  ordinary dividend or capital gain distribution.  If a distribution is treated as a return of capital,  your tax basis in your Fund shares will be reduced by a like amount
(to the extent of such basis),  and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

     The Fund may be subject to foreign withholding taxes on income from certain of its  foreign  securities.  This,  in turn,  could  reduce the  Fund's  income dividends paid to you.

     Most foreign  exchange  gains  realized on the sale of debt  securities are treated as  ordinary  income by the Fund.  Similarly,  foreign  exchange  losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed are taxable to you as ordinary income, and
any  losses  reduce  the  Fund's   ordinary  income   otherwise   available  for
distribution  to you.  This  treatment  could  increase or  decrease  the Fund's ordinary  income  distributions  to you, and may cause some or all of the Fund's previously  distributed income to be classified as a return of capital. A return of capital  generally  is not taxable to you,  but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis,  however,  is taxable as a capital gain.

     Investment in Passive Foreign  Investment  Company  securities -- The Funds may invest in shares of foreign  corporations  which may be classified under the
Code as passive foreign investment  companies  ("PFICs").  In general, a foreign corporation  is  classified  as a  PFIC  if at  least  one-half  of  its  assets constitute  investment-type  assets  or  75% or  more  of its  gross  income  is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock,  the Fund itself may be subject to U.S.  federal  income tax on a portion  of  the  distribution,  whether  or not  the  corresponding  income  is distributed  by the Fund to you.  In general,  under the PFIC  rules,  an excess distribution  is treated as having been realized  ratably over the period during which a Fund held the PFIC  shares.  A Fund itself will be subject to tax on the portion,  if any, of an excess  distribution  that is so allocated to prior Fund taxable  years,  and an interest  factor will be added to the tax, as if the tax had been payable in such prior  taxable  years.  In this case,  you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund.
Certain  distributions  from a PFIC as well as gain from the sale of PFIC shares are treated as excess  distributions.  Excess distributions are characterized as ordinary  income even  though,  absent  application  of the PFIC rules,  certain distributions  might have been  classified  as capital  gain.  This may have the effect of  increasing  Fund  distributions  to you that are  treated as ordinary dividends rather than long-term capital gain dividends.

     A Fund may be eligible to elect  alternative  tax treatment with respect to
PFIC   shares.   Under  an  election   that   currently  is  available  in  some
circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current  basis,  regardless  of whether distributions  are received  from the PFIC during such period.  If this election were made,  the special  rules,  discussed  above,  relating to the  taxation of excess distributions,  would not apply. In addition, under another election that involves  marking-to-market  the Fund's PFIC  shares at the end of each  taxable year (and on certain other dates as prescribed  in the Code),  unrealized  gains would be treated as though they were realized. The Fund would also be allowed an ordinary  deduction  for  the  excess,  if any,  of the  adjusted  basis  of its investment  in the  PFIC  stock  over its  fair  market  value at the end of the taxable  year.  This  deduction  would  be  limited  to the  amount  of any  net mark-to-market  gains  previously  included with respect to that particular PFIC security.  If a Fund were to make this  second  PFIC  election,  tax at the Fund level under the PFIC rules generally would be eliminated.

     The  application  of the PFIC rules may  affect,  among other  things,  the amount of tax payable by a Fund (if any), the amounts  distributable to you by a
Fund,  the time at which these  distributions  must be made,  and whether  these
distributions   will  be   classified   as  ordinary   income  or  capital  gain
distributions to you.

     You should be aware that it is not always  possible at the time shares of a foreign  corporation are acquired to ascertain that the foreign corporation is a
PFIC,  and that there is always a possibility  that a foreign  corporation  will become a PFIC after a Fund  acquires  shares in that  corporation.  While a Fund generally  will  seek  to  avoid  investing  in PFIC  shares  to  avoid  the tax consequences  detailed above,  there are no guarantees that it will do so and it reserves  the right to make  such  investments  as a matter  of its  fundamental investment policy.

Disclosure of Portfolio Holdings Information
     The  Funds  adopted  a policy  generally  prohibiting  providing  portfolio holdings to any person until after thirty  calendar days have passed.  We post a list of each Fund's portfolio  holdings  monthly,  with a thirty day lag, on the
Funds  website,  www.delawarefunds.com.  In addition,  on a ten day lag, we also make  available  a  month-end  summary  listing  of the  number  of each  Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for each Fund. This information is available  publicly to any and all  shareholders  free of charge  once posted on the website by calling
1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Fund's  shares,  are  generally  treated  similarly  and are not provided  with  the  Fund's  portfolio  holdings  in  advance  of when  they are generally available to the public.  Third-party service providers and affiliated persons of the Fund are provided with the Fund's portfolio  holdings only to the extent necessary to perform services under agreements relating to the Funds.

     Third-party  rating  agencies and  consultants  who have signed  agreements
("Non-Disclosure Agreements") with the Fund or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The

Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Fund's  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Fund,  the  Manager  nor any  affiliate  receive  any compensation or consideration with respect to these agreements.

     Non-Disclosure  Agreements  must be approved  by a member of the  Manager's
Legal  Department and Compliance  Department and any deviation in the use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Fund's Chief Compliance Officer prior to such use.

PERFORMANCE INFORMATION

     From time to time,  each Fund may state its Classes' total return and yield in advertisements  and other types of literature.  Any statement of total return performance  data for a Class will be  accompanied by information on the average annual  compounded  rate of return for that Class over,  as  relevant,  the most recent one-year,  five-year,  ten-year,  or life-of-fund periods, as applicable.
Each Fund may also advertise  aggregate and average total return information for its Classes over additional periods of time.

     In presenting performance  information for Class A Shares, the Limited CDSC or other CDSC,  applicable only to certain redemptions of those shares, will not be deducted from any  computation  of total return.  All references to a CDSC in this  Performance  Information  section  will apply to Class B Shares or Class C
Shares.

     The  average  annual  total  rate of  return  for each  Class is based on a
hypothetical   $1,000   investment  that  includes   capital   appreciation  and
depreciation  during the stated periods.  The following formula will be used for the actual computations:

                          P (1 + T)n = ERV

Where:   P  =  a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

         T  =  average annual total return;

         n  =  number of years;

       ERV  =  redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

     Aggregate or cumulative  total return is  calculated  in a similar  manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge,  if any, is deducted from the initial $1,000  investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class
C Shares,  reflects  the  deduction  of the CDSC that would be  applicable  upon complete  redemption  of such shares.  In addition,  each Fund may present total return  information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

     Each Fund may also state total  return  performance  for its Classes in the form of an average  annual  return.  This average  annual  return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period  indicated.  The  computation  will reflect the impact of the maximum  front-end  sales charge or CDSC, if any, paid on the illustrated  investment amount against the first year's return. From time to time, each Fund may quote actual total return  performance for its Classes in advertising  and other  types of  literature  compared to indices or averages of alternative financial products available to prospective investors.  For example, the  performance  comparisons  may include the  average  return of various  bank instruments,  some of which may  carry  certain  return  guarantees  offered  by leading  banks and  thrifts  as  monitored  by Bank Rate  Monitor,  and those of generally-accepted  corporate  bond and  government  security  price  indices of various  durations  prepared by Lehman  Brothers and Citigroup  Global  Markets.
These indices are not managed for any investment goal.

     The average annual total return  performance of each Fund through  November
30, 2005  follows.  The total  return for Class A Shares at offer  reflects  the maximum  front-end  sales  charge of 5.75% paid on the  purchase of shares.  The total  return for Class A Shares at net asset  value  (NAV) does not reflect the payment  of any  front-end  sales  charge.  The total  return for Class B Shares reflects  conversion to Class A Shares after 8 years (as applicable).  The total return for Class B Shares and Class C Shares  including  deferred  sales  charge reflects the deduction of the  applicable  CDSC that would be paid if the shares were redeemed at the end of the period.  The total return for Class B Shares and
Class C Shares  excluding  deferred  sales  charge  assumes  the shares were not redeemed at the end of the period and, therefore, does not reflect the deduction of a CDSC.  Pursuant to applicable  regulation,  total return shown for Delaware
International Value Equity Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware  International Value Equity Fund A Class and adjusting it to reflect the elimination of all front-end sales charges.  However,  for those periods, no adjustment  has been made to eliminate  the impact of 12b-1 plan  expenses,  and performance would have been affected had such an adjustment been made.

     Shares of  Delaware  Global  Value Fund Class A were  initially  offered on
December  19,  1997.  Between  January 16, 1998 and July 15,  1998,  the Class A
Shares sold shares which were subsequently repurchased, leaving a balance of one share,  representing  the  initial  seed  purchase.  As of  September  28,  2001 shareholder activity started re-entering into the Class.

     Securities  prices  fluctuated  during  the  periods  covered  and the past results should not be considered as representative of future performance.

     Actual after-tax returns depend on the investor's  individual tax situation and may differ from the returns  shown.  After-tax  returns are not relevant for shares  held in  tax-deferred  investment  vehicles  such as  employer-sponsored
401(k) plans and individual retirement accounts. The after-tax returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the Fund's  lifetime  and do not  reflect the impact of state and local taxes. Past  performance,  both before and after taxes, is not a guarantee of future results.

     Total  return  performance  for a Class  will be  computed  by  adding  all reinvested income and realized securities profits  distributions plus the change in net asset value during a specific  period and dividing by the offering  price at the beginning of the period. It will also reflect, as applicable, the maximum front-end sales charge or CDSC paid with respect to the  illustrated  investment amount,  but not any income  taxes  payable by  shareholders  on the  reinvested distributions included in the calculation.  Because securities prices fluctuate, past  performance  should not be considered as a  representation  of the results which may be realized from an investment in a Fund in the future.

TRADING PRACTICES AND BROKERAGE

     The Manager selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration  is to  have  brokers  or  dealers  execute  transactions  at best execution.  Best execution  refers to many factors,  including the price paid or received for a security,  the commission charged, the promptness and reliability of execution,  the  confidentiality  and placement  accorded the order and other
factors   affecting  the  overall  benefit   obtained  by  the  account  on  the
transaction. A number of trades are made on a net basis where a Fund either buys securities  directly  from the  dealer  or sells  them to the  dealer.  In these instances,  there is no direct  commission  charged  but there is a spread  (the difference  between  the  buy and  sell  price)  which  is the  equivalent  of a commission.  When a  commission  is paid,  the  Fund  involved  pays  reasonably competitive brokerage commission rates based upon the professional  knowledge of the Manager as to rates paid and charged for similar transactions throughout the securities  industry.  In some  instances,  the  Fund  may pay a  minimal  share transaction cost when the transaction presents no difficulty.

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions were paid by the following Funds:

 ----------------------------------------- -------------------------------
                                                   November 30,
 ----------------------------------------- --------- ---------- ----------
                                               2005       2004       2003
 ----------------------------------------- --------- ---------- ----------
 Delaware International Value Equity Fund      $[ ]   $306,647   $315,828
 ----------------------------------------- --------- ---------- ----------
 Delaware Emerging Markets Fund                $[ ]   $988,435   $155,666
 ----------------------------------------- --------- ---------- ----------
 Delaware Global Value Fund                    $[ ]    $29,546    $34,903
 ----------------------------------------- --------- ---------- ----------

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its  management,  brokerage  business to brokers or dealers who provide  brokerage and research  services.  These  services  include advice,  either directly or through publications or writings, as to the value of securities,  the advisability of investing in, purchasing or selling securities, and the  availability  of securities  or  purchasers  or sellers of  securities;
furnishing of analyses and reports concerning issuers, securities or industries;
providing  information on economic factors and trends;  assisting in determining portfolio  strategy;  providing  computer software and hardware used in security analyses;  and providing portfolio  performance  evaluation and technical market analyses.  Such  services  are  used  by the  Manager  in  connection  with  its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     During  their last fiscal year,  portfolio  transactions  of the  following
Funds,  in the amounts listed below,  resulting in brokerage  commissions in the amounts  listed  below,  were  directed to brokers for  brokerage  and  research services provided:

 ------------------------------------------ ---------------- ----------------
                                               Portfolio        Brokerage
                                              Transactions     Commissions
                                                Amounts          Amounts
 ------------------------------------------ ---------------- ----------------
 Delaware International Value Equity Fund        $[ ]           $[ ]
 ------------------------------------------ ---------------- ----------------
 Delaware Emerging Markets Fund                  $[ ]            $[ ]
 ------------------------------------------ ---------------- ----------------
 Delaware Global Value Fund                      $[ ]            $[ ]
 ------------------------------------------ ---------------- ----------------

     As provided  in the  Securities  Exchange  Act of 1934 (the "1934 Act") and
each Fund's Investment Management Agreement, higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage and research services than to broker/dealers  who do not provide such services if such higher  commissions are deemed

reasonable  in  relation to the value of the  brokerage  and  research  services provided.  Although transactions are directed to broker/dealers who provide such brokerage and research services,  the Funds believe that the commissions paid to such  broker/dealers are not, in general,  higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  which  generate  commissions  or their  equivalent  are allocated to  broker/dealers  who provide daily portfolio  pricing services to a
Fund and to other  funds in the  Delaware  Investments  family.  Subject to best execution,  commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order that  receives an allocation  may be allocated an average  price  obtained from the  executing  broker.  It is believed that the ability of the accounts to participate in volume  transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders  could  adversely  affect  the  price or volume  of the  security  that a particular  account or fund may obtain, it is the opinion of the Manager and the
Funds' Board of Trustees  that the  advantages of combined  orders  outweigh the possible disadvantages of separate transactions.

     Consistent with NASD Regulation,  Inc. (the "NASDR(SM)") rules, and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray  certain  expenses  of the  funds in the  Delaware  Investments family of funds such as custodian fees.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish the Fund's.
A Fund is free to  dispose  of  portfolio  securities  at any time,  subject  to complying  with the Code and the 1940 Act,  when  changes  in  circumstances  or conditions  make such a move desirable in light of the investment  objective.  A
Fund will not  attempt  to achieve  or be  limited  to a  predetermined  rate of portfolio  turnover.  Such turnover  always will be  incidental to  transactions undertaken with a view to achieving a Fund's investment objective.

     The degree of portfolio  activity may affect  brokerage costs of a Fund and taxes  payable by a Fund's  shareholders.  The  Global  Funds  generally  have a portfolio  turnover rate below 100%. A turnover rate of 100% would occur if, for example,  a fund bought and sold all of the  securities in its portfolio once in the course of a year or  frequently  traded a single  security.  In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.  Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently  exercised. To the extent a Fund realizes gains  on  securities  held for  less a year,  such  gains  are  taxable  to the shareholder  subject to tax or to the Fund at  ordinary  income  tax rates.  The turnover rate also may be affected by cash  requirements  from  redemptions  and repurchases of Fund shares.  High portfolio  turnover  involves  correspondingly greater  brokerage costs and may affect taxes payable by  shareholders  that are subject to federal income taxes. See Taxes.

     The portfolio  turnover rate of a Fund is calculated by dividing the lesser of  purchases  or sales of  securities  for the  particular  fiscal  year by the monthly  average  of the value of the  securities  owned by the Fund  during the particular fiscal year,  exclusive of securities whose maturities at the time of acquisition are one year or less.

     During the past two fiscal years, the portfolio turnover rates of the Funds were as follows:

        ----------------------------------------------- -------- --------
                                                           2005     2004
        ----------------------------------------------- -------- --------
        Delaware International Value Equity Fund          [  ]%       7%
        ----------------------------------------------- -------- --------
        Delaware Emerging Markets Fund                    [  ]%      34%
        ----------------------------------------------- -------- --------
        Delaware Global Value Fund                        [  ]%      36%
        ----------------------------------------------- -------- --------

PURCHASING SHARES

     The Distributor  serves as the national  distributor for each Fund's shares and has  agreed to use its best  efforts to sell  shares of each  Fund.  See the
Prospectuses  for additional  information on how to invest.  Shares of each Fund are  offered  on a  continuous  basis and may be  purchased  through  authorized investment dealers or directly by contacting Global Funds or the Distributor.

     The  minimum  initial  investment  in  Delaware  Emerging  Markets  Fund is
$50,000.

     For Delaware  International  Value  Equity Fund and  Delaware  Global Value
Fund,  the minimum  initial  investment  generally is $1,000 for Class A Shares,
Class B  Shares  and  Class  C  Shares.  Subsequent  purchases  of such  Classes generally must be at least $100. The initial and subsequent  investment minimums for Class A Shares  will be waived  for  purchases  by  officers,  trustees  and employees  of any  Delaware  Investments  Fund,  the  Manager  or  any of  their affiliates if the purchases  are made pursuant to a payroll  deduction  program.
Shares  purchased  pursuant  to the  Uniform  Gifts  to  Minors  Act or  Uniform
Transfers  to Minors Act and shares  purchased in  connection  with an Automatic
Investing Plan are subject to a minimum  initial  purchase of $250 and a minimum subsequent  purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum  initial  investment of $2,000 per Asset  Planner  Strategy selected.  There  are no  minimum  purchase  requirements  for  Class  R and the
Institutional  Classes, but certain eligibility  requirements must be satisfied.
The minimum  initial  investment is $50,000 for Class A Shares,  Class B Shares,
Class C Shares,  Class R Shares  and  Institutional  Class  Shares  of  Delaware
Emerging Markets Fund. Subsequent purchases of such Classes of Delaware Emerging
Markets Fund generally must be at least $100.  Shares purchased  pursuant to the
Uniform  Gifts to Minors  Act or  Uniform  Transfers  to Minors  Act and  shares purchased  in  connection  with an Automatic  Investing  Plan are subject to the minimum initial  purchase of $50,000 and a minimum  subsequent  purchase of $25.
Accounts  opened  under the Asset  Planner  service  are  subject to the minimum initial  investment  of $50,000 per Asset  Planner  Strategy  selected.  Certain eligibility  requirements  must be satisfied  for Class R and the  Institutional
Classes.  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation  of a fund in the Delaware  Investments  Family of Funds may exchange into Class A shares of another Fund at net asset value.

     Any class members  included in the settlement of Blanke v. Lincoln National
Corporation  and Lincoln  National Life  Insurance  Company may purchase Class A shares  of the Fund at net asset  value for a period of 90 days  after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended  Notice of Class Action,  Proposed
Settlement and Fairness Hearing.  Class members may call 800 960-0366 to receive information regarding the settlement.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than  $1,000,000.  See Investment Plans for purchase  limitations  applicable to retirement  plans.  Global  Funds will reject any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting  orders  promptly.  Global
Funds  reserves  the right to reject any order for the purchase of its shares of either Fund if in the opinion of  management  such  rejection  is in such Fund's best interest.  If a purchase is canceled because your check is returned unpaid, you are  responsible  for any loss incurred.  A Fund can redeem shares from your account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making future purchases in any of the funds in the Delaware  Investments family.
Each Fund  reserves  the right to reject  purchase  orders  paid by  third-party checks or  checks  that are not drawn on a  domestic  branch of a United  States financial  institution.  If a check drawn on a foreign financial  institution is accepted,  you may be subject to  additional  bank  charges  for  clearance  and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The NASDR(SM)  has adopted  amendments  to its Conduct  Rules,  relating to investment  company sales charges.  Global Funds and the  Distributor  intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end  sales charge of 5.75%;  however,  lower front-end sales charges apply for larger purchases.  See the table in the Fund Classes'  Prospectuses.  Absent applicable  fee  waivers,  Class A Shares are also  subject to annual 12b-1 Plan expenses for the life of the investment.

     Class B Shares  of the  Funds  are  purchased  at net  asset  value and are subject  to a CDSC of:  (i)  4.00% if shares  are  redeemed  within  one year of purchase;  (ii) 3.25% if shares are redeemed during the second year of purchase;
(iii) 2.75% if shares are  redeemed  during the third year  following  purchase;
(iv) 2.25% if shares are  redeemed  during the fourth and fifth years  following purchase; and (v) 1.50% if shares are redeemed during the sixth year and (vi) 0%
thereafter.  Absent  applicable fee waivers,  Class B Shares are also subject to annual 12b-1 Plan  expenses  which are higher than those to which Class A Shares are subject and are  assessed  against  Class B Shares for  approximately  eight years after purchase. See Automatic Conversion of Class B Shares, below.

     Class C Shares are  purchased  at net asset value and are subject to a CDSC of 1% if  shares  are  redeemed  within  12 months  following  purchase.  Absent applicable  fee  waivers,  Class C Shares are also  subject to annual 12b-1 Plan expenses for the life of the investment  which are equal to those to which Class
B Shares are subject.

     Class R Shares are  purchased at the net asset value per share  without the imposition of a front-end or contingent  deferred  sales charge.  Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     Institutional  Class shares are  purchased at the net asset value per share without the  imposition  of a front-end or contingent  deferred  sales charge or
12b-1 Plan expenses.

     Class A  Shares,  Class  B  Shares,  Class C  Shares,  Class R  Shares  and
Institutional Class Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application,  as to Class A, Class B, Class C Shares and Class R Shares,  of any
expenses under that Fund's 12b-1 Plans.  See Plans Under Rule 12b-1 for the Fund
Classes under Purchasing  Shares,  and Determining  Offering Price and Net Asset
Value in this Part B.

     The Distributor  has  voluntarily  elected to waive 0.05% of the payment of
12b-1 Plan expenses by Delaware  Emerging  Markets Fund Class A shares beginning
February 1, 1998  through  January 31,  2003.  Beginning  February 1, 2003,  the
Distributor  has contracted to waive 0.05% of the payment of 12b-1 Plan expenses by Delaware  Emerging  Markets Fund Class A shares through January 31, 2004. The
Distributor has extended this waiver through March 31, 2006.

     Since the Delaware Global Value Fund's commencement of operations, Delaware
Distributors,  L.P. has voluntarily waived 12b-1 Plan expenses for each Class of the Fund.  Effective  September 21, 2001, the Fund  commenced  paying 12b-1 Plan expenses  of an amount up to 0.30%  (set at 0.25% by the Board of  Trustees)  of
average  daily net  assets  for Class A shares and 1.00% for Class B and Class C shares.  Beginning  February 1, 2003,  the  Distributor  has contracted to waive
0.05% of the payment of 12b-1 Plan expenses by Delaware  Global Value Fund Class
A shares  through  January 31, 2005.  The  Distributor  has extended this waiver through March 31, 2006.

     Certificates  representing  shares  purchased  are  not  ordinarily  issued unless,  in the  case  of  Class A  Shares  or  Institutional  Class  shares,  a shareholder submits a specific request.  Certificates are not issued in the case of  Class B  Shares,  Class C Shares  or  Class R  Shares  or in the case of any retirement plan account including  self-directed  IRAs.  However,  purchases not involving  the  issuance of  certificates  are  confirmed  to the  investor  and credited  to the  shareholder's  account  on the books  maintained  by  Delaware
Service Company,  Inc. (the "Transfer  Agent").  The investor will have the same rights of  ownership  with  respect to such shares as if  certificates  had been issued.  An investor  that is  permitted to obtain a  certificate  may receive a certificate  representing full share denominations purchased by sending a letter signed  by each  owner of the  account  to the  Transfer  Agent  requesting  the certificate. No charge is assessed by Global Funds for any certificate issued. A shareholder  may  be  subject  to  fees  for  replacement  of a lost  or  stolen certificate,  under certain  conditions,  including the cost of obtaining a bond covering  the lost or stolen  certificate.  Please  contact  a Fund for  further information.  Investors who hold  certificates  representing any of their shares may only redeem those shares by written request.  The investor's  certificate(s)
must accompany such request.

Alternative  Purchase  Arrangements - Class A Shares, Class B Shares and Class C
Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to purchase  either  Class B or Class C Shares and have the  entire  initial  purchase  amount  invested  in the Fund  with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses.  Class B
Shares are  subject to a CDSC if the  shares  are  redeemed  within six years of purchase,  and Class C Shares are  subject to a CDSC if the shares are  redeemed within 12 months of  purchase.  Class B and Class C Shares  are each  subject to annual 12b-1 Plan  expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the  Distributor,  dealers or others for  providing  personal service and/or maintaining  shareholder accounts) of average daily net assets of the  respective  Class.  Class B Shares  will  automatically  convert to Class A
Shares at the end of approximately  eight years after purchase and,  thereafter, be subject to annual 12b-1 Plan  expenses of up to a maximum of 0.30% of average daily net assets of such shares.  Unlike  Class B Shares,  Class C Shares do not convert to another Class.

     The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is  realized  on the  additional  money  initially invested upon the purchase of such shares. However, there can be no assurance as to the  return,  if any,  that will be  realized on such  additional  money.  In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also  consider the  duration of the annual  12b-1 Plan  expenses to which each of the classes is subject and the  desirability of an automatic  conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC,  but incur  annual  12b-1  expenses  of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider  the higher  12b-1 Plan  expenses on Class B Shares and Class C
Shares.  Investors also should  consider the fact that,  like Class B Shares and
Class C Shares,  Class R Shares do not have a front-end sales charge and, unlike
Class B Shares and Class C Shares,  Class R Shares are not subject to a CDSC. In
Comparing Class B Shares to Class R shares,  investors  should also consider the duration  of the annual  12b-1 Plan  expenses to which each Class is subject and the  desirability  of an  automatic  conversion  feature to Class A Shares (with lower  annual 12b-1 Plan fees),  which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares,  from the  proceeds of the  front-end  sales  charge and
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds  of the 12b-1 Plan fees and,  if  applicable,  the CDSC  incurred  upon redemption,  and in the case of Class R Shares,  from proceeds of the 12b-1 Plan fees. Financial advisors may receive different  compensation for selling Class A
Shares,  Class B Shares,  Class C Shares  and Class R Shares.  Investors  should understand  that  the  purpose  and  function  of  the  respective  12b-1  Plans
(including  for Class R Shares) and the CDSCs  applicable  to Class B Shares and
Class C Shares are the same as those of the 12b-1 Plan and the  front-end  sales charge  applicable  to Class A Shares in that such fees and  charges are used to finance the distribution of the respective  Classes.  See Plans Under Rule 12b-1 for the Fund Classes in this Part B.

     Dividends,  if any, paid on Class A Shares, Class B Shares, Class C Shares,
Class R Shares and  Institutional  Class Shares will be  calculated  in the same manner,  at the same  time  and on the same day and will be in the same  amount, except that the amount, of 12b-1 Plan expenses relating to Class A Shares, Class
B Shares,  Class C Shares and Class R Shares will be borne  exclusively  by such shares. See Determining Offering Price and Net Asset Value in this Part B.

Class A Shares
     Purchases of $50,000 or more of Class A Shares at the offering  price carry reduced  front-end  sales  charges  as shown in the  table in the Fund  Classes'
Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser.  See Special Purchase  Features -
Class A Shares,  below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may reallow to dealers up to the full amount of the front-end sales.
In  addition,  certain  dealers  who enter into an  agreement  to provide  extra training and information on Delaware  Investments  products and services and who
increase  sales  of  Delaware   Investments  Funds  may  receive  an  additional
commission  of up to 0.15% of the  offering  price in  connection  with sales of
Class A  Shares.  Such  dealers  must  meet  certain  requirements  in  terms of organization and distribution  capabilities and their ability to increase sales.
The   Distributor   should  be  contacted  for  further   information  on  these
requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the  Prospectuses,  for initial purchases of Class A Shares of $1,000,000 or more, a dealer's  commission may be paid by the  Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments Funds as to which a Limited  CDSC  applies  (see  Contingent  Deferred  Sales  Charge for
Certain  Redemptions  of Class A  Shares  Purchased  at Net  Asset  Value  under
Redemption  and  Exchange  in this Part B) may be  aggregated  with those of the
Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.  Financial  advisors should contact the  Distributor  concerning the  applicability  and  calculation of the dealer's commission in the case of combined purchases.

     An  exchange  from other  Delaware  Investments  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased  without a front-end  sales charge. Class B Shares redeemed within six years of purchase may be subject to a
CDSC at the rates set forth above,  and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption.
No CDSC will be  imposed  on  increases  in net asset  value  above the  initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B Shares or Class C Shares of a Fund,  even if those  shares are later  exchanged  for shares of another  Delaware  Investments
Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.  See Waiver of Contingent Deferred Sales Charge -
Class B Shares and Class C Shares  under  Redemption  and  Exchange for the Fund
Classes for a list of the instances in which the CDSC is waived.

     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual  12b-1 Plan  expenses  of up to 1% of  average  daily net assets of those shares. At the end of approximately  eight years after purchase,  the investor's
Class B Shares will be  automatically  converted into Class A Shares of the same
Fund. See Automatic  Conversion of Class B Shares below.  Such  conversion  will constitute a tax-free  exchange for federal  income tax purposes.  Investors are reminded  that the Class A Shares  into which  Class B Shares  will  convert are subject to ongoing  annual  12b-1 Plan  expenses  of up to a maximum of 0.30% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed  that  shares held for more than six years are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and finally by shares held longest  during the six-year  period.
With  respect to Class C Shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first  followed  by shares  acquired  through  the reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment will be invested in Fund shares. The Distributor  currently  compensates dealers or brokers for selling  Class B Shares at the time of purchase  from its own assets in an amount equal to no more than 5% of the dollar amount purchased.
In addition,  from time to time, upon written notice to all of its dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may pay additional  compensation  to dealers or brokers for selling
Class B Shares at the time of purchase.  As discussed  below,  however,  Class B
Shares are subject to annual  12b-1 Plan  expenses  and, if redeemed  within six years of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares.  Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually.  The  combination of the CDSC and the  proceeds  of the 12b-1 Plan fees makes it  possible  for a Fund to sell
Class B  Shares  without  deducting  a  front-end  sales  charge  at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired  through a reinvestment of dividends will convert  to the  corresponding  Class A Shares of that fund (or,  in the case of
Delaware  Group Cash  Reserve,  Delaware  Cash  Reserve Fund  Consultant  Class)
pro-rata  with  Class B  Shares  of that  fund  not  acquired  through  dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment will be invested in Fund shares. The Distributor  currently  compensates dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount equal to no more than 1% of the dollar amount purchased.
As discussed  below,  Class C Shares are subject to annual  12b-1 Plan  expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares.  Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
     Pursuant  to Rule  12b-1  under the 1940 Act,  Global  Funds has  adopted a separate plan for each of the Class A Shares, the Class B Shares, Class C Shares
and Class R Shares of a Fund (the "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses  involved in the marketing of only the Classes of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution and marketing of shares of the Institutional Classes.  Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

     The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares,  Class B Shares, Class C Shares and Class R
Shares  monthly  fees  to the  Distributor  for its  services  and  expenses  in distributing  and  promoting  sales of shares of such  classes.  These  expenses include, among other things,  preparing and distributing  advertisements,  sales literature and  prospectuses  and reports used for sales purposes,  compensating sales and marketing  personnel,  and paying distribution and maintenance fees to securities  brokers  and  dealers who enter into  dealer's  agreements  with the
Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor  for advancing the commission  costs to dealers with respect to the initial sale of such shares.

     In addition,  absent any applicable fee waiver, each Fund may make payments out of the  assets  of the Class A Shares,  Class B Shares,  Class C Shares  and
Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

     The  maximum  aggregate  fee payable by a Fund under its Plans and a Fund's
Distribution  Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares,  up to 1% (0.25% of which are service  fees to be paid to the  Distributor,  dealers and others for providing  personal  service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year and up to 0.60% of Class R Shares'  average  daily net assets for the year. Global Funds Board of Trustees may reduce these amounts at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on  behalf of Class A
Shares, Class B Shares, Class C Shares and Class R Shares would be borne by such persons  without any  reimbursement  from such classes.  Subject to seeking best execution,  a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved by the Board of Trustees  of Global  Funds  including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Global
Funds and who have no direct or indirect  financial  interest  in the Plans,  by vote cast in person at a meeting  duly  called for the  purpose of voting on the
Plans  and such  Agreements.  Continuation  of the  Plans  and the  Distribution
Agreements,  as amended,  must be approved  annually by the Board of Trustees in the same manner as specified above.

     Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of,  respectively,  Class A Shares, Class B
Shares,  Class C Shares  and  Class R Shares  of each  Fund and that  there is a reasonable  likelihood  of the Plan  relating to a Class  providing a benefit to that  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated at any time without  penalty by a majority of those  trustees who are not  "interested  persons"  or  by  a  majority  vote  of  the  relevant  Class'
outstanding  voting  securities.   Any  amendment   materially   increasing  the
percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding  voting securities,  as well as by a majority vote of those  trustees who are not  "interested  persons." With respect to each
Class A Shares' Plan any  material  increase in the maximum  percentage  payable thereunder  must  also be  approved  by a  majority  of the  outstanding  voting securities of the respective Fund's B Class.  Also, any other material amendment to the Plans must be approved  by a majority  vote of the  trustees  including a majority of the noninterested trustees of Global Funds having no interest in the
Plans. In addition,  in order for the Plans to remain  effective,  the selection and nomination of trustees who are not "interested persons" of Global Funds must be effected by the trustees who themselves are not "interested  persons" and who have no direct or indirect financial  interest in the Plans.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for its review.

     The amount  and  purpose  of 12b-1  plan  payments  from each Class were as
follows  for  their  last  fiscal   year.   (Class  R  Shares  of  the  Delaware
International Value Equity Fund [were] available for purchase during this period as

of November 30, 2005.  Class R shares of the Delaware  Emerging Markets Fund and
Delaware  Global  Value Fund [were  not]  available  for  purchase  during  this period.)

------------------------------------------------------------------------------------------------------
                          Delaware International         Delaware Emerging         Delaware Global
                            Value Equity Fund              Markets Fund             Value Fund
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
                    Class A Class B Class C Class R  Class A  Class B  Class C Class A Class B Class C
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Advertising           $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Annual/Semiannual     $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
Reports
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Broker Trails         $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Broker Sales          $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
Charges
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Dealer                $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
Service
Expenses
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Interest on           $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
Broker Sales
Charges
------------------  ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Commissions           $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
to Wholesalers
------------------  ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Promotional-Broker    $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
Meetings
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Promotional-Other     $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Prospectus            $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
Printing
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Telephone             $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
-----------------   ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Wholesaler            $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
Expenses
----------------    ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Other                 $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
----------------    ------- ------- ------- -------  -------  -------  ------- ------- ------- -------
Total                 $[  ]   $[  ]   $[  ]   $[  ]    $[  ]    $[  ]    $[  ]   $[  ]   $[  ]   $[  ]
----------------    ------- ------- ------- -------  -------  -------  ------- ------- ------- -------

Other Payments to Dealers - Class A Shares,  Class B Shares,  Class C Shares and
Class R Shares
From time to time, at the  discretion of the  Distributor,  all  registered broker/dealers  whose  aggregate  sales of Fund Classes exceed certain limits as set by the Distributor,  may receive from the Distributor an additional  payment of up to 0.25% of the dollar  amount of such  sales.  The  Distributor  may also provide  additional  promotional  incentives  or payments  to dealers  that sell shares of the Delaware  Investments  family of funds. In some  instances,  these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell  certain  amounts of  shares.  The  Distributor  may also pay a portion of the expense of preapproved dealer  advertisements  promoting the sale of Delaware Investments Fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
     Class A Shares of the Fund may be  purchased  at net asset  value under the
Delaware   Investments   Dividend   Reinvestment   Plan   and,   under   certain
circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

     Purchases  of Class A Shares may be made at net asset  value by current and former  officers,  trustees and employees (and members of their families) of the
Manager,  any affiliate,  any of the funds in the Delaware  Investments  family, certain  of  their  agents  and  registered  representatives  and  employees  of authorized  investment  dealers and by employee benefit plans for such entities.
Individual  purchases,  including  those  in  retirement  accounts,  must be for accounts in the name of the individual or a qualifying family member.  Purchases of Class A shares  at net  asset  value  may be made by  programs  sponsored  by financial  intermediaries  where such  program  requires the purchase of Class A shares at Net Asset Value; provided the financial  intermediary firm has entered into an arrangement with the Distributor  with respect to such program.  Class A
Shares may also be purchased at net asset value by current and former  officers, trustees  and  employees  (and  members  of  their  families)  of the  Dougherty
Financial  Group  LLC.  Shareholders  who own  Class A shares of  Delaware  Cash
Reserve Fund as a result of a liquidation of a fund in the Delaware  Investments
Family of Funds may  exchange  into Class A shares of another  Fund at net asset value.

     Purchases  of Class A  Shares  may also be made by  clients  of  registered representatives of an authorized  investment dealer at net asset value within 12 months after the registered  representative changes employment,  if the purchase is funded  by  proceeds  from an  investment  where a  front-end  sales  charge, contingent deferred sales charge or other sales charge has been assessed.

     Purchases  of Class A Shares  may also be made at net  asset  value by bank employees who provide  services in connection with  agreements  between the bank and unaffiliated  brokers or dealers  concerning sales of shares of funds in the
Delaware   Investments   family.   Officers,   trustees  and  key  employees  of
institutional clients of the Manager or any of its affiliates may purchase Class
A Shares at net asset value.  Moreover,  purchases  may be effected at net asset value  for the  benefit  of the  clients  of  brokers,  dealers  and  registered investment advisors  affiliated with a broker or dealer, if such broker,  dealer or  investment  advisor  has  entered  into an  agreement  with the  Distributor providing  specifically  for the purchase of Class A Shares in  connection  with special  investment  products,  such as  wrap  accounts  or  similar  fee  based programs.  Investors may be charged a fee when effecting transactions in Class A
Shares through a broker or agent that offers these special investment products.

     Purchases  of Class A Shares  at net  asset  value  may also be made by the following:  financial  institutions  investing  for the  account of their  trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding  defined benefit pension plans), or such plans of the same  employer,  for which  plan  participant  records  are maintained on the Retirement Financial Services, Inc. ("RFS") (formerly known as
Delaware Investment & Retirement Services,  Inc.) proprietary record keeping system that (i) has in excess of  $500,000  of plan  assets  invested in Class A
Shares of funds in the Delaware  Investments family and any stable value account available to investment  advisory  clients of the Manager or its affiliates;  or
(ii) is  sponsored  by an  employer  that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the
Delaware  Investments family and such employer has properly  represented to, and received written confirmation back from, Retirement Financial Services,  Inc. in writing that it has the  requisite  number of  employees.  See Group  Investment
Plans for information regarding the applicability of the Limited CDSC.

     Purchases  of Class A Shares at net asset  value may be made by  retirement plans  that are  maintained  on  retirement  platforms  sponsored  by  financial intermediary firms, provided the financial  intermediary firm has entered into a
Class A Share NAV Agreement with respect to such retirement platform.

     Purchases  of Class A Shares  at net  asset  value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional
Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

     Purchases  of Class A Shares  at net  asset  value  may also be made by any group  retirement plan (excluding  defined benefit pension plans) that purchases shares  through a retirement  plan alliance  program that requires  shares to be available at net asset value, provided RFS either is the sponsor of the alliance program  or has a  product  participation  agreement  with  the  sponsor  of the alliance program.

     Investments  in  Class  A  Shares  made by plan  level  and/or  participant retirement  accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in  connection  with loans  originated  from accounts  previously  maintained by another investment firm will also be invested at net asset value.

     Global  Funds must be  notified  in advance  that the trade  qualifies  for purchase at net asset value.

Allied Plans
     Class A Shares are available for purchase by participants in certain 401(k)
Defined  Contribution  Plans ("Allied  Plans") which are made available  under a joint venture agreement between the Distributor and another  institution through which mutual funds are marketed and which allow investments in Class A Shares of designated  Delaware  Investments  Funds  ("eligible  Delaware  Investments Fund shares"),  as well as shares of designated  classes of non-Delaware  Investments
Funds  ("eligible  non-Delaware  Investments  Fund shares").  Class B Shares and
Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible  Delaware  Investments and eligible  non-Delaware  Investments  Fund shares held by the Allied Plan may be combined with the

dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on  additional  purchases  of eligible  Delaware  Investments  Fund shares. See Combined Purchases Privilege, below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments Fund shares for other eligible  Delaware  Investments Fund shares or for eligible  non-Delaware  Investments Fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front end sales  charge,  will be subject to the  applicable  sales charge if exchanged  for eligible  Delaware  Investments  Fund shares to which a sales charge  applies.  No sales  charge will apply if the eligible  fund shares were  previously  acquired  through the  exchange of eligible  shares on which a sales  charge was already paid or through the  reinvestment  of  dividends.  See
Investing by Exchange in this Part B.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments  Fund  shares  under an Allied  Plan.  In  determining  a  financial advisor's  eligibility for a dealer's commission on net asset value purchases of eligible  Delaware  Investments Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.  See Class A Shares, above.

     The Limited CDSC is applicable to redemptions of net asset value  purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the
Limited CDSC, as described  under Waiver of Limited  Contingent  Deferred  Sales
Charge - Class A Shares under  Redemption and Exchange,  apply to redemptions by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware  Investments and non-Delaware  Investments  Fund shares.  When eligible
Delaware  Investments  Fund  shares are  exchanged  into  eligible  non-Delaware
Investments  Fund  shares,  the Limited  CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value under Redemption and Exchange in this Part B.

Letter of Intention
     The reduced front-end sales charges described above with respect to Class A
Shares are also  applicable to the aggregate  amount of purchases  made within a
13-month  period  pursuant  to a written  Letter of  Intention  provided  by the
Distributor  and signed by the purchaser,  and not legally binding on the signer or Global Funds which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class A Shares  intended to be purchased until such purchase is completed  within the 13-month  period. A Letter of Intention may be dated to include shares  purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase.  If the intended investment is not completed,  except as noted below, the purchaser will be asked to pay an amount equal to the  difference  between the front-end  sales charge on Class A Shares  purchased at the reduced rate and the front-end  sales charge otherwise  applicable to the total shares  purchased.  If such payment is not made within 20 days  following the  expiration of the 13-month  period,  the
Transfer Agent will surrender an appropriate  number of the escrowed  shares for redemption in order to realize the  difference.  Such purchasers may include the value (at offering  price at the level  designated in their Letter of Intention)
of all their  shares  of the  Funds and of any class of any of the other  mutual funds in Delaware  Investments  (except shares of any Delaware  Investments Fund which do not carry a front-end  sales  charge,  CDSC or Limited  CDSC other than shares of Delaware Group Premium Fund beneficially  owned in connection with the ownership of variable insurance  products,  unless they were acquired through an exchange  from a Delaware  Investments  Fund  which  carried a  front-end  sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this

acceptance  criteria.  The 13-month period will begin on the date this Letter of
Intention is accepted by the Transfer  Agent. If actual  investments  exceed the anticipated  level and equal an amount  that would  qualify the plan for further discounts,  any front-end sales charges will be automatically  adjusted.  In the event this Letter of Intention is not fulfilled within the 13-month period,  the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the  difference in front-end  sales charges due, based on the plan's  assets under  management  at that time.  Employers may also include the value (at offering price at the level  designated in their Letter of
Intention)  of all their shares  intended  for purchase  that are offered with a front-end  sales charge,  CDSC or Limited CDSC of any class.  Class B Shares and
Class C Shares  of a Fund and  other  Delaware  Investments  Funds  which  offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
     In  determining  the  availability  of the reduced  front-end  sales charge previously set forth with respect to Class A Shares,  purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C
Shares of the  Funds,  as well as shares of any other  class of any of the other
Delaware Investments Funds (except shares of any Delaware Investments Fund which do not carry a front-end sales charge,  CDSC or Limited CDSC,  other than shares of  Delaware  Group  Premium  Fund  beneficially  owned in  connection  with the ownership of variable insurance  products,  unless they were acquired through an exchange  from a Delaware  Investments  Fund  which  carried a  front-end  sales charge,  CDSC or Limited CDSC). In addition,  assets held by investment advisory clients of the  Manager  or its  affiliates  in a stable  value  account  may be combined with other Delaware Investments Fund holdings.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
     In determining the availability of the reduced  front-end sales charge with respect  to the Class A  Shares,  purchasers  may also  combine  any  subsequent purchases  of Class A Shares,  Class B Shares  and Class C Shares of a Fund,  as
well as shares of any other class of any of the other Delaware Investments Funds which offer such classes (except shares of any Delaware  Investments  Fund which do not carry a front-end sales charge,  CDSC or Limited CDSC,  other than shares of  Delaware  Group  Premium  Fund  beneficially  owned in  connection  with the ownership of variable insurance  products,  unless they were acquired through an exchange  from a Delaware  Investments  Fund  which  carried a  front-end  sales charge,  CDSC or  Limited  CDSC).  If,  for  example,  any  such  purchaser  has previously  purchased  and still holds Class A Shares of Delaware  International
Value  Equity Fund and/or  shares of any other of the classes  described  in the previous sentence with a value of $40,000 and subsequently  purchases $10,000 at offering price of additional shares of Class A Shares,  the charge applicable to the  $10,000  purchase  would  currently  be  5.75%.  For  the  purpose  of this calculation,  the shares  presently held shall be valued at the public  offering price that would have been in effect  were the shares  purchased  simultaneously with the current purchase.  Investors should refer to the table of sales charges for Class A Shares to determine the  applicability  of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
     Holders  of  Class A  Shares  and  Class  B  Shares  of a Fund  (and of the
Institutional  Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware  Investments family offered with a front-end  sales  charge)  who redeem such shares have one year from the date of redemption  to  reinvest  all or part of their  redemption  proceeds in the same
Class of the Fund or in the same Class of any of the other funds in the Delaware
Investments  family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares,  the amount of the CDSC  previously  charged on the  redemption  will be  reimbursed  by the
Distributor.  The  reinvestment  will be subject to applicable  eligibility  and minimum  purchase  requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the  redemption  of the shares  triggered  the payment of a Limited  CDSC.
Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered

without a front-end  sales charge will be required to pay the  applicable  sales charge when  purchasing  Class A Shares.  The  reinvestment  privilege  does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next  determined  after  receipt of  remittance.  In the case of
Class B Shares, the time that the previous  investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed to a fund in which the  investor  does not then have an account will be treated like all other  initial  purchases of the fund's
shares.  Consequently,   an  investor  should  obtain  and  read  carefully  the
prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.

     The prospectus contains more complete information about the fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Fund's  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

Group Investment Plans
     Group  Investment  Plans which are not  eligible to purchase  shares of the
Institutional  Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares,  based on total plan assets. If a company has more than one plan investing in the Delaware  Investments  family of funds, then the  total  amount  invested  in all  plans  would  be used in  determining  the applicable front-end sales charge reduction upon each purchase, both initial and subsequent,  upon notification to the Fund in which the investment is being made at the  time  of each  such  purchase.  Employees  participating  in such  Group
Investment  Plans may also  combine the  investments  made in their plan account
when  determining  the  applicable   front-end  sales  charge  on  purchases  to
non-retirement  Delaware  Investments  investment accounts if they so notify the
Fund in  which  they  are  investing  in  connection  with  each  purchase.  See
Retirement  Plans for the Fund Classes in this Part B under Investment Plans for information about Retirement Plans.

     The Limited CDSC is generally  applicable to any  redemptions  of net asset value  purchases made on behalf of a group  retirement  plan on which a dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal  of the entire plan from a fund in the Delaware  Investments  family.
See Contingent  Deferred Sales Charge for Certain  Redemptions of Class A Shares
Purchased  at Net Asset  Value  under  Redemption  and  Exchange in this Part B.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at net asset  value,  provided  that RFS either is the sponsor of the alliance  program or has a product  participation  agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Class R Shares
     Class  R  Shares   generally  are  available  only  to  (i)  qualified  and
non-qualified  plans (including 401(k),  401(a),  457, and non-custodial  403(b)
plans, as well as other non-qualified  deferred  compensation plans) with assets
(at the time shares are  considered  for  purchase) of $10 million or less;  and
(ii)  to  IRA  rollovers   from  plans   maintained  on  Delaware's   retirement
recordkeeping system that are offering R Class shares to participants.

Institutional Classes

     The Institutional Class of each Fund is available for purchase only by: (a)
retirement  plans  introduced by persons not associated  with brokers or dealers that are  primarily  engaged  in the retail  securities  business  and  rollover individual  retirement accounts from such plans; (b) tax-exempt employee benefit plans of the  Manager  or its  affiliates  and  securities  dealer  firms with a selling agreement with the Distributor;  (c) institutional  advisory accounts of the  Manager  or its  affiliates  and those  having  client  relationships  with
Delaware  Investment  Advisers,  an  affiliate  of the  Manager,  or  its  other affiliates and their corporate  sponsors,  as well as  subsidiaries  and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution  investing  for its own  account  or for the  account  of its  trust
customers  for  whom  such  financial   institution  is  exercising   investment
discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (e)  registered  investment  advisors  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory services; (f) certain plans qualified under Section 529 of the Code for which Delaware Service Company, Inc., the Distributor,  or the Manager or one or
more of their  affiliates  provide record  keeping,  administrative,  investment management,  marketing, distribution or similar services ("Eligible 529 Plans");
and (g)  programs  sponsored  by financial  intermediaries  where such  programs require the purchase of Institutional Class shares.

     Shares of  Institutional  Classes are  available  for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the net  asset  value in effect on the  reinvestment  date)  and will be  credited  to the  shareholder's account on that date. All dividends and  distributions  of Delaware Global Value
Fund and the  Institutional  Classes of each Fund are reinvested in the accounts of the  holders of such  shares  (based on the net asset  value in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income  will  be  mailed  to  shareholders  quarterly.  A  confirmation  of  any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check or money order to the  specific
Fund and Class in which shares are being purchased.  Such purchases,  which must meet the minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering  price,  and for Class B Shares, Class C Shares, Class R Shares and Institutional  Classes at
the net asset value, at the end of the day of receipt.  A reinvestment  plan may be  terminated  at any  time.  This plan does not  assure a profit  nor  protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds

     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Class A Shares, Class B Shares,
Class C Shares and Class R Shares may  automatically  reinvest  dividends and/or distributions in any of the mutual funds in the Delaware Investments,  including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the  reinvestment  date  without any front-end sales charge or service fee. The shareholder  must notify the Transfer
Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested.  Any reinvestment directed to a fund in which the investor  does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the

prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  funds in  Delaware  Investments  may be  invested in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares and Class R Class.  Dividends from
Class B Shares may only be directed to other Class B Shares and  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If  you  have  an  investment  in  another  mutual  fund  in  the  Delaware
Investments  family,  you may write and  authorize an exchange of part or all of your  investment  into  shares  of a Fund.  If you  wish to open an  account  by exchange,  call  the  Shareholder  Service  Center  for  more  information.  All exchanges are subject to the eligibility and minimum  purchase  requirements set forth in each fund's prospectus.  See Redemption and Exchange in this Part B for more complete information concerning your exchange privileges.

     Holders  of Class A  Shares  of a Fund  may  exchange  all or part of their shares  for  certain of the shares of other  funds in the  Delaware  Investments family,  including  other  Class A Shares,  but may not  exchange  their Class A
Shares  for Class B  Shares,  Class C Shares or Class R Shares of the Fund or of
any other fund in the Delaware Investments family.  Holders of Class B Shares of a Fund are  permitted  to exchange all or part of their Class B Shares only into
Class B Shares of other Delaware Investments Funds. Similarly,  holders of Class
C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware  Investments Funds. Class B Shares of a Fund and Class C Shares of a Fund  acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic  conversion  schedule of the fund from  which the  exchange  is made.  The  holding  period of Class B
Shares of a Fund  acquired by exchange  will be added to that of the shares that were exchanged for purposes of determining the time of the automatic  conversion into  Class A Shares  of that  Fund.  Holders  of Class R Shares of the Fund are permitted  to  exchange  all or part of their  Class R Shares  only into Class R
Shares  of other  Delaware  Investments  funds  or,  if  Class R Shares  are not available for a particular fund, into the Class A Shares of such fund.

     Permissible  exchanges into Class A Shares of a Fund will be made without a front-end sales charge,  except for exchanges of shares that were not previously subject to a front-end  sales charge  (unless such shares were acquired  through the  reinvestment  of dividends).  Permissible  exchanges into Class B Shares or
Class C Shares of a Fund will be made  without the  imposition  of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially  similar class of the Delaware  Investments Family of Funds will qualify for treatment as if such proceeds had been  exchanged from another  Fund  within  the  Delaware  Investments  Family of Funds  rather  than transferred from the Eligible 529 Plan, as described under  "INVESTMENT  PLANS -
Investing by  Exchange."  The  treatment  of your  redemption  proceeds  from an
Eligible  529  Plan  described  in this  paragraph  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended to  direct  transfers  from  a  substantially  similar  class  of  the  Delaware
Investments Family of Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer

     Direct  Deposit  Purchase  Plan -- Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class
R Shares, through an agent bank,  preauthorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates lost, stolen and delayed checks.

     Automatic Investing Plan -- Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways. (1) If the  shareholder's  bank is a member of the National
Automated  Clearing House  Association  ("NACHA"),  the amount of the investment will be  electronically  deducted  from his or her  account by  Electronic  Fund
Transfer ("EFT").  The shareholder's  checking account will reflect a debit each month at a  specified  date  although  no  check is  required  to  initiate  the transaction.  (2) If the shareholder's bank is not a member of NACHA, deductions will be made by  preauthorized  checks,  known as  Depository  Transfer  Checks.
Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                                     *     *     *

     Initial  investments  under  the  Direct  Deposit  Purchase  Plan  and  the
Automatic  Investing  Plan must be for $250 or more and  subsequent  investments under such plans must be for $25 or more. An investor  wishing to take advantage of either  service must complete an  authorization  form.  Either service can be discontinued  by the  shareholder at any time without  penalty by giving written notice.

     Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the  shareholder's  account after such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the  transmitting  bank. In the event of reclamation,  a Fund may liquidate  sufficient  shares  from a  shareholder's  account to  reimburse  the government or the private source. In the event there are insufficient  shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make investments directly to their Fund accounts.  Either Fund will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who in turn  should  contact  Global  Funds for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund Class shares by phone using  MoneyLine(SM)  On Demand.  When you authorize a Fund to accept such requests from you or your investment  dealer,  funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m.,  Eastern Time.  There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware  Investments family.  Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option.  If in connection with the election of the  Wealth  Builder  Option,  you wish to open a new  account  to  receive  the automatic  investment,  such new account must meet the minimum initial  purchase requirements  described  in the  prospectus  of the fund  that you  select.  All investments  under this option are exchanges  and are  therefore  subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and  invested  automatically  into other  mutual  funds in the  Delaware
Investments  family,  subject to the conditions and limitations set forth in the
Fund Classes'  Prospectus.  The investment  will be made on the 20th day of each month (or, if the fund  selected is not open that day, the next business day) at the  public  offering  price or net  asset  value,  as  applicable,  of the fund selected on the date of investment.  No investment will be made for any month if the value of the  shareholder's  account is less than the amount  specified  for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program.  See  Redemption and Exchange in this Part B for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in
Wealth  Builder  at any time by giving  written  notice  to the fund from  which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation  Plans.  This option also is not available to  shareholders  of the
Institutional Classes.

Asset Planner
     To invest in  Delaware  Investments  Funds  using the Asset  Planner  asset allocation  service,  you should complete an Asset Planner Account  Registration
Form,  which is available  only from a financial  advisor or investment  dealer.
Effective  September 1, 1997,  the Asset  Planner  Service is only  available to financial  advisors or investment dealers who have previously used this service.
The Asset Planner service offers a choice of four  predesigned  asset allocation
strategies  (each  with  a  different   risk/reward  profile)  in  predetermined
percentages in Delaware Investments Funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

     The sales  charge on an  investment  through the Asset  Planner  service is determined by the  individual  sales charges of the  underlying  funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware
Investments  accounts  into the Asset  Planner  service may be made at net asset value under the  circumstances  described under Investing by Exchange.  Also see
Buying Class A Shares at Net Asset Value.  The minimum  initial  investment  per
Strategy is $2,000;  subsequent  investments  must be at least $100.  Individual fund minimums do not apply to investments  made using the Asset Planner service.
Class A, Class B, Class C Shares and Class R Shares are  available  through  the
Asset Planner service.  Generally, only shares within the same class may be used within the same Strategy.  However,  Class A Shares of a Fund and of other funds in the  Delaware  Investments  family  may be used  in the  same  Strategy  with consultant  class shares that are offered by certain other Delaware  Investments
Funds.

     An annual maintenance fee,  currently $35 per Strategy,  is due at the time of initial  investment  and by September 30 of each  subsequent  year.  The fee, payable to Delaware Service Company,  Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds  within your Asset  Planner  account if not paid by  September  30.
However,  effective November 1, 1996, the annual maintenance fee is waived until further  notice.  Investors  who  utilize the Asset  Planner  for an  Individual
Retirement  Account  ("IRA")  will  continue to pay an annual IRA fee of $15 per
Social Security number.  Investors will receive a customized  quarterly Strategy
Report summarizing all Asset Planner investment performance and account activity during the prior  period.  Confirmation  statements  will be sent  following all transactions other than those involving a reinvestment of distributions.

     Certain shareholder services are not available to investors using the Asset
Planner  service,   due  to  its  special  design.   These  include   Delaphone,
Checkwriting,   Wealth  Builder  Option  and  Letter  of  Intention.  Systematic
Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
     An investment in a Fund may be suitable for tax-deferred  retirement plans.
Delaware  Investments  offers a full spectrum of retirement  plans,  including a
401(k)  Defined  Contribution  Plan, an IRA and the new Roth IRA and a Coverdell
Education Savings Account.

     Among the retirement plans that Delaware Investments offers, Class B Shares are available only for IRAs, SIMPLE IRAs, Roth IRAs, Coverdell Education Savings
Accounts,   Simplified  Employee  Pension  Plans,  Salary  Reduction  Simplified
Employee Pension Plans, 403(b)(7) Plans and 457 Deferred Compensation Plans. The
CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.
See  Waiver of  Contingent  Deferred  Sales  Charge - Class B Shares and Class C
Shares under  Redemption  and Exchange for a list of the  instances in which the
CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     For information  concerning the  applicability of a CDSC upon redemption of
Class B Shares and Class C Shares, see Contingent  Deferred Sales Charge - Class
B Shares and Class C Shares.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class shares. See Institutional  Classes,  above. For additional information on any of the plans and  Delaware's  retirement  services,  call the  Shareholder  Service
Center telephone number.

     It is advisable for an investor  considering any retirement plan to consult with an attorney,  accountant or a qualified  retirement  plan  consultant.  For further details,  including  applications  for any of these plans,  contact your investment dealer or the Distributor.

     Taxable distributions from a retirement plan may be subject to withholding.

     Please contact your  investment  dealer or the  Distributor for the special application forms required for a retirement plan.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for  purchases of Class A Shares are effected at the offering  price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its  agent.  Orders  for  purchases  of Class B Shares,
Class C Shares, Class R Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which  shares are being  purchased  or its agent.  Selling  dealers  have the responsibility of transmitting orders promptly.

     The offering  price for Class A Shares  consists of the net asset value per share plus any applicable sales charges.  Offering price and net asset value are computed  as of the close of  regular  trading  on the New York  Stock  Exchange
(ordinarily,  4 p.m.,  Eastern Time) on days when the Exchange is open.  The New
York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following  holidays are observed:  New Year's Day,
Martin Luther King, Jr.'s Birthday,  Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock
Exchange is closed,  the Funds will  generally be closed,  pricing  calculations will not be made and purchase and redemption orders will not be processed.

     An example  showing how to calculate  the net asset value per share and, in the case of Class A Shares,  the  offering  price per share,  is  included  in a
Fund's financial statements,  which are incorporated by reference into this Part
B.

     Each  Fund's net asset  value per share is  computed by adding the value of all the  securities  and other  assets in the Fund's  portfolio,  deducting  any liabilities of the Fund, and dividing by the number of Fund shares  outstanding.
Expenses and fees are accrued  daily.  In determining a Fund's total net assets, portfolio  securities  primarily  listed  or  traded on a  national  or  foreign securities exchange, except for bonds, are generally valued at the closing price on that  exchange,  unless such closing  prices are determined to be not readily available pursuant to the Fund's pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked  prices.  Non-exchange  traded  options are valued at fair value using a mathematical  model.  Futures  contracts are valued at their daily quoted settlement price. For valuation purposes,  foreign currencies and foreign securities  denominated in foreign  currency  values will be converted into U.S.
dollar  values  at the  mean  between  the bid and  offered  quotations  of such currencies  against U.S.  dollars based on rates in effect that day.  Securities not traded on a particular day, over-the-counter  securities, and government and agency  securities  are valued at the mean value  between bid and asked  prices.
Money  market  instruments  having a maturity of less than 60 days are valued at amortized cost. Debt securities  (other than short-term  obligations) are valued on the basis of  valuations  provided by a pricing  service when such prices are believed  to  reflect  the fair  value of such  securities.  Foreign  securities currencies  and other assets  denominated  in foreign  currencies are translated into U.S.  dollars at the  exchange  rate of such  currencies  against  the U.S.
dollar, as provided by independent pricing service. Use of a pricing service has been  approved by the Board of Trustees.  Prices  provided by a pricing  service take into account appropriate  factors such as institutional  trading in similar groups of securities,  yield,  quality,  coupon rate,  maturity,  type of issue, trading  characteristics and other market data. For all other securities and for securities  whose  closing  prices are not  readily  available,  we use  methods approved by the Board of Trustees that are designed to price securities at their fair market value.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The net asset  values of all  outstanding  shares of each Class of a
Fund will be computed on a pro-rata  basis for each  outstanding  share based on the proportionate  participation in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata basis by each outstanding  share of a Class,  based on each Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except  that  Institutional  Classes  will not incur any of the  expenses  under
Global Funds' 12b-1 Plans and Class A Shares, Class B Shares, Class C Shares and
Class R Shares  alone  will bear the 12b-1 Plan  expenses  payable  under  their respective Plans.

Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

     You can redeem or exchange your shares in a number of different  ways.  The exchange service is useful if your investment  requirements  change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds.  This service is also useful if you are anticipating a major expenditure  and want to move a portion of your  investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events.  Further, in order for an exchange to be processed,  shares of the fund being  acquired must be registered in the state where the acquiring  shareholder resides. An exchange  constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve  a  capital  gain or loss to the  shareholder  for  federal  income  tax purposes. You may want to consult your financial advisor or investment dealer to discuss  which  funds in  Delaware  Investments  will best  meet  your  changing objectives, and the consequences of any exchange transaction.  You may also call
Delaware Investments directly for fund information.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the  case of a  redemption,  to any  applicable  CDSC or  Limited  CDSC.  For example,  redemption or exchange  requests received in good order after the time the  offering  price  and net  asset  value of  shares  are  determined  will be processed  on the next  business  day. A  shareholder  submitting  a  redemption request may indicate that he or she wishes to receive  redemption  proceeds of a specific  dollar amount.  In the case of such a request,  a Fund will redeem the number of shares  necessary to deduct the applicable CDSC in the case of Class B
Shares and Class C Shares,  and, if applicable,  the Limited CDSC in the case of
Class A Shares and tender to the shareholder the requested amount,  assuming the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption  proceeds will be distributed  promptly,  as described below, but not later  than seven days after  receipt  of a  redemption  request.  The Funds may modify,  terminate  or suspend the  exchange  privilege  upon 60 days' notice to shareholders.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds.  Exchange instructions  and  redemption  requests  must be signed by the  record  owner(s)
exactly  as the  shares  are  registered.  You may  request a  redemption  or an exchange by calling the  Shareholder  Service Center at 800 523-1918.  Each Fund
may suspend,  terminate,  or amend the terms of the exchange  privilege  upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the net asset  value per share  computed  that day  (subject to the  applicable  CDSC or
Limited CDSC), if the repurchase  order was received by the  broker/dealer  from the  shareholder  prior to the time the  offering  price and net asset value are
determined  on  such  day.  The  selling  dealer  has  the   responsibility   of
transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary  transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the  respective  Fund,  its agent or certain  other  authorized persons (see Distribution and Service under Investment  Management Agreement and
Sub-Advisory  Agreements);  provided,  however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below, is modified by the qualifications described in the next paragraph.

     Each Fund will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. Each Fund will honor redemption requests as to shares for which a check was  tendered  as payment,  but a Fund will not mail or wire the  proceeds until it is reasonably satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase  shares by wiring  Federal  Funds.  Each Fund reserves the right to reject a written or telephone  redemption request or delay payment of redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Fund involved will automatically redeem from the shareholder's  account the Fund shares  purchased by the check plus any dividends  earned thereon.  Shareholders may be responsible for any losses to a Fund or to the Distributor.

     In case of a suspension of the determination of the net asset value because the New York Stock  Exchange is closed for other than  weekends or holidays,  or trading  thereon  is  restricted  or an  emergency  exists  as a result of which disposal by a Fund of securities owned by it is not reasonably practical,  or it is not  reasonably  practical  for a Fund fairly to value its assets,  or in the event  that the SEC has  provided  for such  suspension  for the  protection  of shareholders,  a Fund may postpone payment or suspend the right of redemption or repurchase.  In  such  case,  the  shareholder  may  withdraw  the  request  for redemption  or leave it standing as a request  for  redemption  at the net asset value next determined after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in  Determining  Offering Price and Net Asset Value in this Part B. Subsequent  sale by an investor  receiving a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  Global  Funds has  elected to be governed by Rule 18f-1 under the 1940
Act pursuant to which each Fund is obligated to redeem  shares solely in cash up to the lesser of  $250,000  or 1% of the net asset value of such Fund during any
90-day period for any one shareholder.

     The value of a Fund's  investments  is subject to changing  market  prices.
Thus,  a  shareholder  reselling  shares to a Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased  at net asset  value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge
for Certain  Redemptions of Class A Shares Purchased at Net Asset Value,  below.
Class B Shares  of the Funds are  subject  to a CDSC of (i) 4.00% if shares  are redeemed  within one year of purchase;  (ii) 3.25% if shares are redeemed during the second year after  purchase  (iii) 2.75% if shares are  redeemed  during the third year  following  purchase;  (iv) 2.25% if shares are  redeemed  during the fourth and fifth  years  following  purchase;  (v) 1.50% if shares are  redeemed during the sixth year following purchase and (vi) 0% thereafter.  Class C Shares are subject to a CDSC of 1% if shares are  redeemed  within 12 months  following purchase.  See  Contingent  Deferred  Sales  Charge - Class B Shares and Class C
Shares under Purchasing Shares.  Except for the applicable CDSC or Limited CDSC, and with  respect to the  expedited  payment  by wire which  there may be a bank wiring cost,  there is no fee charged for redemptions or  repurchases,  but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares") for shares of other funds in Delaware  Investments (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders will continue to be subject to the CDSC and, in the case of Class B
Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC  assessed upon  redemption  will be charged by the fund from which the Original Shares were exchanged.  In an exchange of Class B Shares from a Fund,  the Fund's  CDSC  schedule  may be higher  than the CDSC  schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original  Shares is added to the period of time that an investor  held the New Shares.  With  respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares.  Consequently,  an  investment  in New Shares by exchange may subject an investor to the higher 12b-1

fees  applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

     The Fund  discourages  purchases  by  market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Fund will  consider  anyone who  follows a pattern of market timing in any fund in the Delaware Investments Family of Funds to be a market timer.

     Market  timing of a fund  occurs  when  investors  make  consecutive  rapid short-term  "roundtrips",  or in other  words,  purchases  into a fund  followed quickly  by  redemptions  out  of  that  fund.  A  short-term  roundtrip  is any redemption  of fund shares  within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar  quarter of a previous  short-term  roundtrip in that fund,  you may be considered a market timer.  The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to as market timing.

     Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Small Accounts
     Before a Fund involuntarily  redeems shares from an account that, under the circumstances  listed in the Prospectus,  has remained below the minimum amounts required by the Funds' Prospectus and sends the proceeds to the shareholder, the shareholder  will be  notified  in  writing  that the value of the shares in the account is less than the minimum  required  and will be allowed 60 days from the date of notice to make an additional  investment  to meet the required  minimum.
Any redemption in an inactive account  established with a minimum investment may trigger  mandatory  redemption.  No CDSC  or  Limited  CDSC  will  apply  to the redemptions described in this paragraph.

                                      * * *

     Each Fund has made available certain  redemption  privileges,  as described below.  The  Global  Funds  reserve  the right to  suspend  or  terminate  these expedited payment procedures upon 60 days' written notice to shareholders.

Written Redemption
     You  can  write  to  each  Fund at 2005  Market  Street,  Philadelphia,  PA
19103-7094  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)
at the address of record,  the Funds  require a  signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association  Medallion Program ("STAMP").  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares or Institutional Class shares only if a shareholder  submits a specific  request.  Certificates are not issued for Class B Shares, Class C Shares or Class R Shares.

Written Exchange
     You may also write to each Fund at 2005  Market  Street,  Philadelphia,  PA
19103-7094  to request an exchange  of any or all of your  shares  into  another mutual  fund  in  Delaware  Investments,  subject  to the  same  conditions  and limitations as other exchanges noted above and in the Prospectuses.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or  Institutional  in certificate form,  you may redeem or  exchange  only by written  request and you must return your certificates.

     The Telephone Redemption -- Check to Your Address of Record service and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you  notify the Fund in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     Neither  the  Funds  nor  their  Transfer  Agent  is  responsible  for  any shareholder  loss incurred in acting upon written or telephone  instructions for redemption  or  exchange  of Fund  shares  which are  reasonably  believed to be genuine.  With  respect to such  telephone  transactions,  each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal  identification) as, if it does not,  such Fund or the  Transfer  Agent may be liable for any losses due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption -- Check to Your Address of Record
     The  Telephone  Redemption  feature  is a quick  and easy  method to redeem shares. You or your investment dealer of record can have redemption  proceeds of
$100,000 or less mailed to you at your address of record. Checks will be payable to the  shareholder(s)  of record.  Payment is normally mailed the next business day after receipt of the redemption  request.  This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption -- Proceeds to Your Bank
     Redemption   proceeds  of  $1,000  or  more  can  be  transferred  to  your predesignated  bank  account  by wire or by check.  You  should  authorize  this service  when you open your  account.  If you  change  your  predesignated  bank account,  you must  complete  an  Authorization  Form and  have  your  signature guaranteed.  For your  protection,  your  authorization  must be on file. If you request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the shareholder's  account at a bank which is not a member of the Federal  Reserve  System,  there could be a delay in the crediting of the funds to the shareholder's  bank account. A bank wiring fee may be deducted from
Fund Class  redemption  proceeds.  If you ask for a check,  it will  normally be mailed the next  business day after receipt of your  redemption  request to your predesignated  bank  account.  There are no  separate  fees for this  redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange

     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into other funds in Delaware  Investments  under the same  registration, subject to the same

conditions and  limitations as other  exchanges noted above. As with the written exchange  service,  telephone  exchanges are subject to the requirements of each fund, as described above.  Telephone  exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the funds in the Delaware Investments family.  Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests  from you or your  investment  dealer,  funds will be deposited to (for share  redemptions)  your  predesignated  bank  account.  Your  request  will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  See
MoneyLine(SM) On Demand under Investment Plans in this Part B.

Systematic Withdrawal Plans
     Shareholders of Class A Shares,  Class B Shares, Class C Shares and Class R
Shares who own or purchase  $5,000 or more of shares at the offering  price,  or net asset value, as applicable,  for which certificates have not been issued may establish a Systematic  Withdrawal Plan for monthly  withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific  amount of  withdrawal.  This is  particularly  useful to  shareholders living on fixed  incomes,  since it can provide them with a stable  supplemental amount.  This $5,000  minimum does not apply for a Fund's  prototype  retirement plans. Shares purchased with the initial investment and through  reinvestment of cash dividends and realized securities profits distributions will be credited to the  shareholder's  account and sufficient  full and  fractional  shares will be redeemed at the net asset value  calculated on the third  business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful  consideration of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment program in a fund managed by the Manager must be  terminated  before a  Systematic  Withdrawal  Plan with respect to such shares can take effect,  except if the shareholder is Delaware Investments Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made  at net  asset  value  and a  dealer's  commission  has  been  paid on that purchase.  The  applicable  Limited CDSC for Class A Shares and CDSC for Class B
and C Shares  redeemed  via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn in each year is less than 12% of the account balance on the date that the Plan is  established.  If the annual  amount  withdrawn in any year  exceeds  12% of the  account  balance  on the  date  that  the  Systematic
Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC,

including an assessment for previously  redeemed amounts under the Plan. Whether a waiver of the CDSC is  available  or not,  the first shares to be redeemed for each  Systematic  Withdrawal  Plan  payment  will  be  those  not  subject  to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of  distributions.  See
Waivers of Contingent Deferred Sales Charges, below.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an  eligible  guarantor  institution.  The Funds  reserve  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  predesignated  bank  account  through  the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     The Systematic  Withdrawal  Plan is not available for Delaware Global Value
Fund or for the Institutional  Class of each Fund.  Shareholders  should consult with their financial advisors to determine whether a Systematic  Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000  or more made on or after  July 1,  1998,  a
Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into  which  such  Class A Shares  are  exchanged)  according  to the  following schedule:  (1) 1.00% if shares  are  redeemed  during  the first  year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase,  if such  purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being  redeemed or (2) the net asset value of such Class A
Shares at the time of redemption.  For purposes of this formula,  the "net asset value at the time of  purchase"  will be the net asset  value at purchase of the
Class A Shares even if those  shares are later  exchanged  for shares of another
Delaware  Investments  Fund and,  in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of  redemption"  will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another Delaware Investments Fund will not trigger the imposition of the Limited
CDSC at the time of such  exchange.  The period a  shareholder  owns shares into which Class A Shares are exchanged  will count towards  satisfying  the two-year holding  period.  The  Limited  CDSC is  assessed if such two year period is not satisfied  irrespective  of whether the redemption  triggering its payment is of
Class A Shares of a Fund or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares
     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a  shareholder's  account if the aggregate net asset value of the shares held in the account is less than the then-effective  minimum account  size;  (ii)  distributions  to  participants  from  a  retirement  plan qualified  under  section  401(a) or  401(k)  of the Code,  or due to death of a participant  in such a plan;  (iii)  redemptions  pursuant to the direction of a participant or beneficiary of a retirement  plan qualified  under section 401(a)
or  401(k) of the Code with  respect  to that  retirement  plan;  (iv)  periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation
Plan  due  to  death,  disability,   or  attainment  of  age  59  1/2,  and  IRA
distributions  qualifying under Section 72(t) of the Code; (v) returns of excess contributions  to an IRA; (vi)  distributions by other employee benefit plans to pay  benefits;  (vii)  distributions  described  in (ii),  (iv),  and (vi) above pursuant to a systematic  withdrawal plan; (viii)  distributions form an account if the redemption  results from a death of a registered  owner,  or a registered joint  owner,  of the  account (in the case of  accounts  established  under the
Uniform Gifts to Minors or Uniform  transfers to Minors Acts or trust  accounts, the  waiver  applies  upon  the  death  of all  beneficial  owners)  or a  total disability  (as  defined  in Section  72 of the Code) of all  registered  owners occurring after the purchase of the shares being redeemed;  (ix)  redemptions by the classes of  shareholders  who are permitted to purchase  shares at net asset value,  regardless of the size of the purchase (see Buying Class A Shares at Net
Asset  Value under  Purchasing  Shares in this Part B); and (x)  redemptions  by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance  program which requires that shares will be available at net asset  value,  provided  that RFS either is the  sponsor of the  alliance program  or has a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

Waiver of Contingent Deferred Sales Charge - Class B Shares
     The CDSC is waived on certain  redemptions  of Class B Shares in connection with the following redemptions:  (i) redemptions that result from a Fund's right to liquidate a  shareholder's  account if the  aggregate  net asset value of the shares held in the account is less than the then-effective minimum account size;
(ii)  returns  of  excess  contributions  to an IRA,  SIMPLE  IRA,  SEP/IRA,  or
403(b)(7) or 457 Deferred  Compensation Plan; (iii) periodic  distributions from an IRA, SIMPLE IRA, SAR/SEP,  SEP/IRA, or 403(b)(7) or 457 Deferred Compensation
Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying  under  Section  72(t) of the Code;  and (iv)  distributions  from an account if the  redemption  results from the death of a registered  owner,  or a registered  joint  owner,  of the account  (in the case of accounts  established under the Uniform  Gifts to Minors or Uniform  Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and  permanent  disability  (as  defined  in  Section  72 of  the  Code)  of all registered owners occurring after the purchase of the shares being redeemed.

Waiver of Contingent Deferred Sales Charge -Class C Shares
     The CDSC on Class C Shares  is  waived  in  connection  with the  following redemptions:  (i)  redemptions  that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the  then-effective  minimum  account size; (ii) returns of
excess   contributions  to  an  IRA,  SIMPLE  IRA,  403(b)(7)  or  457  Deferred
Compensation  Plan,  Profit Sharing Plan, Money Purchase Pension Plan, or 401(k)
Defined Contribution plan; (iii) periodic  distributions from a 403(b)(7) or 457
Deferred  Compensation  Plan upon attainment of age 59 1/2, Profit Sharing Plan,
Money Purchase Plan, 401(k) Defined  Contribution Plan upon attainment of age 70
1/2, and IRA  distributions  qualifying  under Section  72(t) of the Code;  (iv)
distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing
Plan, or 401(k) Defined  Contribution  Plan,  under  hardship  provisions of the plan;  (v)  distributions  from a 403(b)(7) or 457 Deferred  Compensation  Plan,
Profit  Sharing  Plan,   Money  Purchase   Pension  Plan  or  a  401(k)  Defined
Contribution  Plan upon  attainment of normal  retirement  age under the plan or upon separation from service; (vi) periodic  distributions from an IRA or SIMPLE
IRA on or  after  attainment  of age 59 1/2;  and  (vii)  distributions  from an account if the  redemption  results from the death of a registered  owner,  or a registered  joint  owner,  of the account  (in the case of accounts  established under the Uniform  Gifts to Minors or Uniform  Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and  permanent  disability  (as  defined  in  Section  72 of  the  Code)  of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares  also is waived  for any group  retirement  plan
(excluding  defined benefit  pension plans) (i) that purchases  shares through a retirement plan alliance program,  provided Retirement Financial Services,  Inc.
either is the  sponsor of the  alliance  program or has a product  participation agreement  with  the  sponsor  of the  alliance  program,  and  (ii)  for  which
Retirement  Financial  Services,  Inc.  provides  fully-bundled  retirement plan services and  maintains  participant  records on its  proprietary  recordkeeping system.

                                      * * *

     In addition,  the CDSC will be waived on Class A Shares, Class B Shares and
Class C Shares redeemed in accordance  with a Systematic  Withdrawal Plan if the annual amount  withdrawn  under the Plan does not exceed 12% of the value of the account  on the date that the  Systematic  Withdrawal  Plan was  established  or modified.

DISTRIBUTIONS AND TAXES

Distributions

     Delaware  International  Value Equity Fund will  normally  declare and make payments from net  investment  income on a quarterly  basis.  Delaware  Emerging
Markets and  Delaware  Global  Value Funds each will  normally  declare and make payments  from net  investment  income on an  annual  basis.  Payments  from net realized  securities profits of a Fund, if any, will be distributed  annually in the quarter following the close of the fiscal year.

     Dividend  payments  of  $1.00  or less  will be  automatically  reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest.  A Fund may deduct from a  shareholder's  account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or the Fund is otherwise  unable to locate the  shareholder or  verify  the  shareholder's  mailing  address.  These  costs  may  include  a percentage  of the account when a search  company  charges a  percentage  fee in exchange for their location services.

     Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver,
Class A Shares,  Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

Taxes

     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of Foreign  Withholding  Taxes.  The Funds may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce a Fund's distributions paid to you.

     Pass-through  of foreign tax  credits.  If more than 50% of a Fund's  total assets at the end of a fiscal year is invested in foreign  securities,  the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the Fund. If this election is made,  the Fund may report more taxable  income to you than it actually  distributes.  You will then be  entitled  either to deduct your  share of these  taxes in  computing  your  taxable  income,  or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to  limitations  for certain  shareholders).  The Fund will provide you with the information  necessary to claim this deduction or credit on your personal income tax return if it makes this election. Your use of foreign dividends,  designated by a Fund as qualified  dividend income subject to taxation at long-term capital gain  rates,  may reduce the  otherwise  available  foreign  tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their  personal tax advisors  about their foreign tax credits and the procedures that they should  follow to claim  these  credits on their  personal  income tax returns.

     Effect of foreign  debt  investments  and  hedging on  distributions.  Most foreign  exchange gains  realized on the sale of debt  securities are treated as ordinary income by a Fund.  Similarly,  foreign  exchange losses realized on the sale of debt securities  generally are treated as ordinary  losses.  These gains when distributed are taxable to you as ordinary income,  and any losses reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
(PFICs).  When investing in PFIC  securities,  a Fund intends to  mark-to-market these  securities  and  recognize  any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in  December,  but paid in January,  are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code and intends to so qualify  during the current  fiscal year.  As regulated  investment  companies,  the Funds  generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to distribute a Fund's net long-term  capital gain or not to maintain the qualification of a Fund as a regulated  investment company if it determines  such a course of action to be  beneficial  to  shareholders.  If net long-term  capital  gain is  retained,  a Fund  would be taxed on the gain,  and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated  investment company,  the Fund would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires  each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year. Each Fund intends to declare and pay these distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- A Shares only. In reporting gain or loss on the sale of your Fund  shares,  you may be  required  to adjust your basis in the shares you sell under the following circumstances:

     IF:

     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge), and
     o    You sell some or all of your  original  shares within 90 days of their purchase, and
     o    You reinvest the sales  proceeds in the Fund or in another Fund of the
          Trust,  and the sales charge that would  otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-

term capital  gains,  such income will not be considered as a long-term  capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital losses against  qualified  dividend  income on your federal income tax return.  Any qualified dividend income that you elect to be taxed at these  reduced  rates also  cannot be used as  investment  income in determining your allowable investment interest expense. For other limitations on the amount of or use of  qualified  dividend  income on your  income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received  Deduction  for  Corporations.  Because  of each  Fund's investment  policy, it is expected that either none or only a nominal portion of a Fund's  dividends  will be eligible for the  dividends-received  deduction for corporations.  The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's  shareholders,  and cannot exceed the gross amount of  dividends  received by a Fund from  domestic  (U.S.)
corporations that would have qualified for the  dividends-received  deduction in the hands of a Fund if the Fund was a regular  corporation.  The availability of the  dividends-received  deduction is subject to certain holding period and debt financing  restrictions  imposed under the Code on the corporation  claiming the
deduction.   The  amount  that  a  Fund  may   designate  as  eligible  for  the
dividends-received  deduction  will be  reduced or  eliminated  if the shares on which the dividends  earned by the Fund were  debt-financed  or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are  debt-financed  or held by you for less than a 46-day period then the dividends-received  deduction  for Fund  dividends  on your  shares  may also be reduced  or  eliminated.  Even  if  designated  as  dividends  eligible  for the dividends-received  deduction,  all dividends  (including any deducted  portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly
causing  the  Fund  to  sell   securities   to  raise  the  cash  for  necessary
distributions)  and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited cases,  subject a Fund to U.S. federal income tax on income from certain foreign  securities.  These  rules  could  also  affect  whether  gain  or  loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend income.  In addition,  a Fund's  investment in REIT securities could in limited  circumstances  cause a tax-exempt  investor to have unrelated  business taxable  income.  These rules  could,  therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  Each Fund is permitted to invest in certain options, futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned,  will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Securities  purchased  at  discount.  A Fund  is  permitted  to  invest  in securities  issued or  purchased at a discount,  such as zero  coupon,  deferred interest or  payment-in-kind  (PIK) bonds,  that could  require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Investment in REITs. Certain tax-exempt  shareholders,  including qualified pension plans,  individual  retirement  accounts,  salary deferral  arrangements
(401(k)s)  and other  tax-exempt  entities,  generally  are exempt from  federal income taxation except with respect to their unrelated  business  taxable income
(UBTI).  To the extent  that a Fund  invests in a Real Estate  Investment  Trust
(REIT) that invests in REMIC residual interests,  a portion of the Fund's income that is  attributable  to these residual  interests (and which is referred to in the Code as an "excess  inclusion") will be subject to federal income tax in all events.  Treasury  regulations  that  have yet to be  issued  in final  form are expected  to  provide  that  excess  inclusion  income of  regulated  investment companies,  such as a Fund,  will be allocated to  shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same  consequences  as if you held the related REMIC residual  interest
directly.   In  general,   excess   inclusion  income  allocated  to  tax-exempt
shareholders  (i) cannot be offset by net operating losses (subject to a limited exception  for certain  thrift  institutions),  (ii) will  constitute  unrelated business  taxable  income to entities  (including a qualified  pension  plan, an individual retirement account, a 401(k) plan or other tax-exempt entity) subject to tax on unrelated  business  income,  thereby  potentially  requiring  such an entity that is allocated  excess  inclusion  income,  and otherwise might not be required to file a tax return,  to file a tax return and pay tax on such income, and  (iii) in the  case of a  foreign  shareholder,  will  not  qualify  for any reduction in U.S. federal withholding tax.

     Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding is required, the

amount will be 28% of any  dividends  or proceeds  paid.  The special  U.S.  tax certification  requirements applicable to non-U.S. investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated investment company.

     Limitations on Tax Reporting for Interest-Related  dividends and Short-term
Capital Gain dividends for non-U.S.  investors.  While a Fund makes every effort to disclose any amounts of  interest-related  dividends and  short-term  capital gains distributed to its non-U.S. shareholders,  intermediaries who have assumed tax  reporting  responsibilities  on  these  distributions  may not  have  fully developed  systems that will allow these tax  withholding  benefits to be passed through to them.

     Disposition  of a U.S.  Real  Property  Interest.  The Funds may  invest in securities of corporations or real estate  investment trusts (REITs) that invest in real  property.  The  Foreign  Investment  in Real  Property  Tax Act of 1980
(FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a U.S.
real  property  interest  as if he or she  were  a U.S.  person.  Such  gain  is sometimes  referred to as FIRTPA  gain.  To the extent that the Fund  realizes a gain  on  its  investment  in a U.S.  real  property  interest,  or  receives  a distribution from the gain on the sale of a U.S. real property interest realized on one of its  investments,  and passes that gain  through to its  shareholders, such a distribution  when made to a non-U.S.  shareholder may be subject to U.S.
withholding  tax at a rate of 35% and may  require  the filing of a  nonresident
U.S. income tax return.

     Disposition  of Fund  shares  as gain  from  sale of a U.S.  Real  Property
Interest.  In addition,  a sale or redemption of Fund shares will be FIRPTA gain only if -

     o    The non-U.S.  shareholder  owns more than 5% of a class of RIC shares;
          and
     o    More than 50% of the Fund's assets consist of
          --   more-than 5% interests in publicly traded companies that are U.S.
               real property holding corporations (USRPHCs),
          --   interests in non-publicly traded companies that are USRPHCs, and

          --   interests in REITs that are not  controlled by U.S.  shareholders where the REIT  shares  are  either  not  publicly  traded or are publicly traded and the Fund owns more than 5%; and
     o    Non-U.S. shareholders own 50% or more of the value of the Fund shares;
          this last  requirement  sunsets and does not apply after  December 31,
          2007.

In the unlikely  event a sale of Fund shares  results in FIRPTA  gain,  the gain will be taxed as income  "effectively  connected with a U.S. trade or business."
As a result the non-U.S.  shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     See also Accounting Issues in this Part B.

     This discussion of " DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

ACCOUNTING ISSUES

     When a Fund writes a call,  or  purchases a put option,  an amount equal to the  premium  received  or paid  by it is  included  in the  Fund's  assets  and liabilities as an asset and as an equivalent liability.

     In writing a call, the amount of the liability is  subsequently  "marked to market" to reflect the current market value of the option  written.  The current market  value of a  written  option  is the  last  sale  price on the  principal
Exchange on which such  option is traded or, in the absence of a sale,  the mean between  the last bid and asked  prices.  If an option  which a Fund has written expires on its  stipulated  expiration  date,  the Fund  recognizes a short-term gain. If a Fund enters into a closing  purchase  transaction  with respect to an option which the Fund has written,  the Fund realizes a short-term gain (or loss if the cost of the closing  transaction  exceeds the premium  received  when the option was sold) without regard to any unrealized gain or loss on the underlying security,  and the liability  related to such option is extinguished.  If a call option which a Fund has written is  exercised,  the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium  paid by a Fund for the purchase of a put option is recorded in the Fund's assets and  liabilities  as an investment and  subsequently  adjusted daily to the current  market value of the option.  For  example,  if the current market  value of the option  exceeds  the  premium  paid,  the  excess  would be unrealized  appreciation  and,  conversely,  if the premium  exceeds the current market value, such excess would be unrealized  depreciation.  The current market value of a purchased option is the last sale price on the principal  Exchange on which such option is traded or, in the absence of a sale,  the mean  between the last bid and asked prices.  If an option which a Fund has  purchased  expires on the  stipulated  expiration  date,  the Fund  realizes a short-term or long-term capital  loss for federal  income tax  purposes in the amount of the cost of the option.  If a Fund  exercises a put option,  it realizes a capital  gain or loss
(long-term  or  short-term,  depending on the holding  period of the  underlying security)  from the sale of the  underlying  security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices
     Accounting for options on certain stock indices will be in accordance  with generally  accepted  accounting  principles.  The amount of any realized gain or loss on closing out such a position  will result in a realized  gain or loss for tax  purposes.  Such  options held by a Fund at the end of each fiscal year on a broad-based  stock  index will be  required to be "marked to market" for federal income tax purposes.  Generally,  60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

     Delaware Management Company ("DMC" or the "Investment Manager"), located at
2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund subject to the  supervision and direction of Global Funds'
Board of Trustees.

     Mondrian  Investment  Partners Limited  ("Mondrian" or the  "Sub-Advisor"),
located at Third Floor, 80 Cheapside,  London,  England EC2V 6EE, is responsible for  day-to-day  management of each Fund's assets except  Delaware  Global Value
Fund.   DMC   administers   the  Funds'   business   affairs  and  has  ultimate
responsibility  for all  investment  advisory  services for the Funds.  DMC also supervises the Sub-Advisor's performance and management

services  provided  to each  applicable  Fund  subject  to the  supervision  and direction of Global Funds' Board of Trustees.

     On  December  31,  2005,  the Manager and its  affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $[ ] billion in assets
in  various  institutional  or  separately  managed,   investment  company,  and
insurance accounts.

     The Investment  Management  Agreement for each Fund is dated  September 24,
2005 and was  approved  by  shareholders  on August  30,  2004.  The  Investment
Management Agreement has an initial term of two years and may be further renewed after  its  initial  term  only  so long as such  renewal  and  continuance  are specifically approved at least annually by the Board of Trustees or by vote of a majority of the  outstanding  voting  securities  of the Funds,  and only if the terms of the renewal thereof have been approved by the vote of a majority of the trustees of Global Funds who are not parties  thereto or  interested  persons of any such party,  cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days' notice by the trustees of Global Funds or by the Investment Manager.
The Investment Management Agreement will terminate automatically in the event of its assignment.

     The  Sub-Advisory  Agreement for each Fund is dated  September 24, 2004 and was approved by shareholders on August 30, 2004. The Sub-Advisory  Agreement has
an initial term of two years and may be further  renewed  after its initial term only so long as such renewal and continuance are specifically  approved at least annually by the Board of  Trustees  or by vote of a majority of the  outstanding voting  securities  of the Funds,  and only if the terms of the renewal  thereof have been approved by the vote of a majority of the trustees of Global Funds who are not parties thereto or interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory
Agreement is  terminable  without  penalty on 60 days' notice by the trustees of
Global Funds or by 90 days' notice by the Investment  Manager.  The Sub-Advisory
Agreement will terminate automatically in the event of its assignment.

     The  compensation  payable  by each  Fund  to the  Investment  Manager  for investment management services is equal to as follows:

--------------------------------- ---------------------------------------
Fund                                     Management Fee Schedule
                                  (as a percentage of daily net assets)
                                               Annual Rate
--------------------------------- ---------------------------------------
Delaware International Value      0.85% on the first $500 million;
Equity Fund                       0.80% on the next $500 million;
Delaware Global Value Fund        0.75% on the next $1.5 billion; and
                                  0.70% on assets in excess of $2.5
                                  billion.
--------------------------------- ---------------------------------------
Delaware Emerging Markets Fund    1.25% on the first $500 million;
                                  1.20% on the next $500 million;
                                  1.15% on the next $1.5 billion; and
                                  1.10% on assets in excess of $2.5
                                  billion.
--------------------------------- ---------------------------------------

 On November 30, 2005, the total net assets of the following Funds were:

---------------------------------------------- ------------------
Delaware International Value Equity Fund       $[  ]
---------------------------------------------- ------------------
Delaware Emerging Markets Fund                 $[  ]
---------------------------------------------- ------------------
Delaware Global Value Fund                     $[  ]
---------------------------------------------- ------------------

     [The  Investment  Manager has contracted to waive that portion,  if any, of the annual management fees payable by a Fund and to pay a Fund's expenses to the extent  necessary  to ensure  that the Total  Operating  Expenses  do not exceed
[1.68]% of average daily net assets for Delaware Global Value Fund (exclusive of
applicable  12b-1  payments,   taxes,   interest,   brokerage   commissions  and
extraordinary  expenses)  through [March 31, 2007]. This expense cap has been in place from the commencement of Delaware Global Value Fund's operations.]

     The expense  waivers and/or  payments will be reevaluated by the Investment
Manager periodically.

     The  investment  management  fees  incurred for the last three fiscal years with respect to each Fund were as follows:

---------------------- --------------- ----------------- -----------------
Fund                   November 30,    November 30,      November 30,
                       2005            2004              2003
---------------------- --------------- ----------------- -----------------
Delaware               $[  ] earned    $4,120,785 earned $2,156,457 earned
International Value    $[  ] paid      $4,120,785 paid   $2,156,457 paid
Equity Fund            $[  ] waived    $-0- waived       $-0- waived

---------------------- --------------- ----------------- -----------------
Delaware Emerging      $[  ] earned    $1,817,847earned  $330,017 earned
Markets Fund           $[  ] paid      $1,588,416 paid   $157,708 paid
                       $[  ] waived    $229,431 waived   $172,309 waived

---------------------- --------------- ----------------- -----------------
Delaware Global        $[  ] earned    $306,756 earned   $183,121 earned
Value Fund             $[  ] paid      $146,125 paid     $102,064 paid
                       $[  ] waived    $160,631 waived   $81,057 waived
---------------------- --------------- ----------------- -----------------

     Except  for  those  expenses  borne by the  Investment  Manager  under  the
Investment  Management  Agreements and the  Distributor  under the  Distribution
Agreements,  each Fund is responsible for all of its own expenses. Among others, these  include  each  Fund's  proportionate  share  of rent  and  certain  other administrative  expenses;  the investment management fees; transfer and dividend
disbursing  agent  fees  and  costs;  custodian  expenses;   federal  and  state
securities   registration   fees;  proxy  costs;  and  the  costs  of  preparing
prospectuses and reports sent to shareholders.

     Delaware Global Value Fund has formally  delegated to its Adviser,  and the other two Funds have formally delegated to its Sub-Advisor,  Mondrian Investment
Partners Limited,  the ability to make all proxy voting decisions in relation to portfolio  securities  held by a Fund.  If and when  proxies need to be voted on behalf of the Funds, the Adviser or Sub-Advisor,  as applicable,  will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures").
The Adviser has established a Proxy Voting Committee (the "Committee"), which is responsible for overseeing the Adviser's proxy voting process for the Funds. One of the main  responsibilities  of the  Committee  is to review and  approve  the
Procedures to ensure that the Procedures  are designed to allow the Adviser,  or
Sub-Advisor, as applicable, to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Adviser has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf of the Funds and other  Adviser  clients and vote  proxies generally in accordance  with the  Procedures.  The Committee is responsible for overseeing  ISS's  proxy  voting  activities.  If a proxy has been voted for the
Funds, ISS will create a record of the vote.  Beginning no later than August 31,
2004,  information  (if any)  regarding how the Funds voted proxies  relating to portfolio  securities  during the most recent  12-month  period ended June 30 is
available    without    charge   (i)    through    the    Funds'    website   at
http://www.delawareinvestments.com;  and  (ii) on the  Commission's  website  at
http://www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Adviser, or Sub-Advisor,  as applicable, will normally vote against management's position  when it runs counter to its  specific  Proxy  Voting  Guidelines  (the
"Guidelines"),  and the Adviser, or Sub-Advisor,  as applicable,  will also vote against  management's  recommendation when it believes that such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows:  (i)  generally  abstain if a company  changes its auditor and fails to provide  shareholders  with an explanation  for the change;  (ii) generally vote re-incorporation  proposals on a case-by-case  basis;  (iii)  generally vote for proposals to  restructure  existing  debt  arrangements  unless the terms of the restructuring would adversely affect the rights of shareholders;  (iv) generally vote  amendments to the articles of  association on a  case-by-case  basis;  (v)
generally  vote  against the creation of a new class of  preference  shares that would carry superior voting rights to the common shares; (vi) generally vote for share repurchase plans,  unless clear evidence of past abuse of the authority is available or the plan contains no safeguards  against  selective  buybacks;  and
(vii) votes with respect to management  compensation  plans are  determined on a case-by-case basis.

     Because  the  Funds  have   delegated   proxy  voting  to  the  Adviser  or
Sub-Advisor, as applicable, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser or Sub-Advisor,  as applicable, does have a section in its Procedures  that addresses the possibility of conflicts of interest. Most proxies which the Adviser or Sub-Advisor, as applicable, receives on  behalf of the Funds  are  voted by ISS in  accordance  with the  Procedures.
Because almost all Fund proxies are voted by ISS pursuant to the  pre-determined
Procedures, it normally will not be necessary for the Adviser or Sub-Advisor, as applicable,  to make an actual  determination of how to vote a particular proxy, thereby  largely  eliminating  conflicts of interest for the Adviser  during the proxy  voting  process.  In the very  limited  instances  where the  Adviser  or
Sub-Advisor,  as  applicable,  is  considering  voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any
possible  conflict  of  interest  involving  the  Adviser  or  Sub-Advisor,   as
applicable, or affiliated persons of the Adviser or Sub-Advisor,  as applicable.
If a member of the Committee has actual knowledge of a conflict of interest, the
Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to the
Committee  on how to vote the  proxy in the best  interests  of the  Funds.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

Distribution and Service
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the shares of each Fund dated as of April 19, 2001.

     The  Distributor  is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its respective  Class A Shares,  Class B Shares,  Class C Shares  and Class R Shares
under the 12b-1 Plan for each class.  From February 1, 1998, the Distributor had voluntarily  elected to waive 0.05% of the 0.30% 12b-1 Plan  expenses  otherwise payable by Delaware  Emerging  Markets Fund Class A Shares  through  January 31,
2003.  Beginning February 1, 2003, the Distributor has contracted to waive 0.05%
of the 0.30% 12b-1 Plan expenses  otherwise payable by Delaware Emerging Markets
Fund Class A Shares and Delaware  Global Value Fund Class A Shares through March
31, 2006.

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Funds'  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor  dated August 21, 2003. LFD is primarily  responsible  for promoting the sale of the Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD  is  2001  Market  Street,  Philadelphia,  PA  19103-7055.  The  rate  of compensation,  which is  calculated  and paid  monthly,  to LFD for the sales of shares of the retail funds of Delaware  Investments  Family of Funds  (excluding the shares of Delaware VIP Trust series,  money market funds and house  accounts and shares redeemed within 30 days of purchase) is a non-recurring  fee equal to the amount shown below:

--------------------------------------------------------- --------------------
                                                            Basis Points on
                                                                 Sales
--------------------------------------------------------- --------------------
Retail Mutual Funds (Class A, B and C Shares)                    0.50%
--------------------------------------------------------- --------------------
Merrill Lynch Connect Program                                    0.25%
--------------------------------------------------------- --------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                  0.45%
--------------------------------------------------------- --------------------
Citigroup Global Capital Markets, Inc. (formerly
Salomon Smith Barney) and
Delaware International Value Equity Fund Class I Shares           0%
--------------------------------------------------------- --------------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund  shares  of  the  Delaware   Investments   retail  funds   outstanding  and
beneficially owned by shareholders through Financial  Intermediaries,  including those Fund shares sold before the date of this Agreement.

--------------------------------------------------------- --------------------
                                                            Basis Points on
                                                                 Sales
--------------------------------------------------------- --------------------
Retail Mutual Funds (including shares of money market
funds and house accounts and shares redeemed within 30
days of purchase)                                                0.04%
--------------------------------------------------------- --------------------
Merrill Lynch Connect Program                                     0%
--------------------------------------------------------- --------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                  0.04%
--------------------------------------------------------- --------------------
Citigroup Global Capital Markets, Inc. (formerly
Salomon Smith Barney) and
Delaware International Value Equity Fund Class I Shares          0.04%
--------------------------------------------------------- --------------------

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

     The Transfer Agent,  Delaware Service Company,  Inc.,  another affiliate of the Manager located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the shareholder  servicing,  dividend  disbursing and transfer agent for each
Fund under an  agreement  dated April 19,  2001.  The  Transfer  Agent  provides accounting  services  to the  Funds  pursuant  to the terms of a  separate  Fund
Accounting  Agreement.  The  Transfer  Agent is also an  indirect,  wholly owned subsidiary of Delaware Management Holdings, Inc.

     The Funds  have  authorized  one or more  brokers  to accept on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

PORTFOLIO MANAGERS

I.   Delaware Management Company

     The following chart lists certain information about types of other accounts for which the  portfolio  manager is  primarily  responsible  as of November 30,
2005.

                                                         No. of Accounts         Total Assets
                                No. of       Total       with Performance     in Accounts with
                               Accounts  Assets Managed    Based Fees        Performance-Based Fees
Bassion
    Registered Investment
    Companies
    Other Pooled Investment
    Vehicles(2)
    Other Accounts(1)
Gray
    Registered Investment
    Companies
    Other Pooled Investment
    Vehicles
    Other Accounts
Irving
    Registered Investment
    Companies
    Other Pooled Investment
    Vehicles(2)
    Other Accounts(1)

Lombardi
    Registered Investment
    Companies
    Other Pooled Investment
    Vehicles
    Other Accounts
Neale
    Registered Investment
    Companies
    Other Pooled Investment
    Vehicles(2)
    Other Accounts(1)
Nutt
    Registered Investment
    Companies
    Other Pooled Investment
    Vehicles(2)
    Other Accounts(1)
Vogel
    Registered Investment
    Companies
    Other Pooled Investment
    Vehicles(2)
    Other Accounts(1)

(1)  These  accounts  include  wrap  accounts,  representing  a total  of  _____
     underlying accounts.
(2)  These  accounts  include  wrap  accounts,  representing  a total  of  _____
     underlying accounts.

     Description of Material Conflicts of Interest

     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ.  For  example,  one account or Fund may be selling a security,  while  another  account or Fund may be purchasing or holding the same security.  As a result,  transactions  executed for one account and Fund may adversely  affect the value of securities held by another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts and
Funds for which the investment would be suitable may not be able to participate.
Delaware has adopted procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain  conflicts of interest.  While  Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

     Compensation Structure

     Each portfolio's manager's compensation consists of the following:

     BASE SALARY - Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     In addition, each team member is entitled to certain payments in the nature of reimbursement payable in three installments.

     BONUS - Each named portfolio  manager is eligible to receive an annual cash bonus,  which is based upon quantitative and qualitative  factors.  Generally of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk.  The total  amount  available  for payment of bonuses is based on the revenues associated with the products managed by the particular  portfolio management team. The amount of this "bonus pool" is determined  by  taking  a  pre-determined  percentage  of such  revenues  (minus appropriate expenses associated with this product and the investment  management team).

     Various  members  of a team have the  ability to earn a  percentage  of the bonus pool with the most senior  contributors having the largest share. The pool is allotted based on subjective  factors (50%) and objective  factors (50%). The subjective  portion  of the  pool  is  allocated  to  team  members  within  the discretion  of senior  management.  There is a minimum  guaranteed  fixed payout amount  associated  with this portion of the pool for the years ending  December
31, 2005 and December 31, 2006.

     The  allocation of the  remaining  50% of the pool is based upon  objective factors.  Performance is measured as a result of the team's standing relative to a composite of a nationally  recognized  publicly available  database,  for five successive calendar years. Performance rankings are in quartiles as follows: top decile, top quartile,  second quartile,  third quartile and bottom quartile.  An average is taken of the five year  relative  performance  data to determine  the multiplier  to be applied in  calculating  the  portion of the pool that will be paid out. To the extent there was less than a complete payout of the "objective"
portion of the bonus pool over the previous five years,  there is an opportunity to recoup these amounts if the multiplier is in excess of 100% in the years that follow, in the discretion of senior management.

     Individual   allocations   of  the  bonus  pool  are  based  on  individual
performance measurements, both objective and subjective, as determined by senior management.

     In addition,  there is a potential one-time value creation payment that may be allocated on or about  December 31, 2009 to the extent the value added by the team exceeds the relative  value of their  holdings in the Delaware  Investments
U.S. Stock Option Plan. This amount, if any, would be paid out to the team under a deferred compensation  arrangement.  The value creation payment, if any, would be paid out to individual  team members in  proportion to the shares  granted to that team member under the Plan.

     Each named  portfolio  manager is eligible to receive an annual cash bonus.
The amount available in the bonus pool is based on the management  team's assets under  management  minus any expenses  associated  with  product and  investment management team. Certain portfolio  managers may receive a guaranteed  quarterly payment  of a portion  of this  bonus.  The  distribution  of the bonus  pool to individual team members is determined within the discretion of Delaware.

     DEFERRED  COMPENSATION  - Each  named  portfolio  manager  is  eligible  to participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     STOCK OPTION INCENTIVE  PLAN/EQUITY  COMPENSATION PLAN - Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares",  in Lincoln
National  Corporation.  Delaware Investments U.S., Inc., is an indirect,  wholly owned  subsidiary of Delaware  Management  Holdings,  Inc.  Delaware  Management
Holdings,  Inc.,  is in turn a wholly  owned,  indirect  subsidiary  of  Lincoln
National Corporation.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to  provide  certain  Delaware  investment  personnel  with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on  seniority.  The fair  market  value of the shares is  normally determined  as of each June 30 and December 31.  Shares issued upon the exercise of such  options  must be held for six months and one day,  after which time the shareholder  may put them back to the issuer or the  shares  may be called  back from the shareholder.

     There is a contractual minimum number of options available for distribution to Focus Growth Team members for the years 2005-2009.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     OTHER  COMPENSATION  - Portfolio  managers may also  participate in benefit plans and programs available generally to all employees.

     Ownership of Securities

     As of November  30, 2005,  the  portfolio  managers of the Delaware  Global
Value Fund [did not own any shares of that Fund]  [owned  shares of that Fund as set forth below:]

--------------------------- -------------------------------------------------
Name                                          Dollar Range
--------------------------- -------------------------------------------------
Bassion
--------------------------- -------------------------------------------------
Gray
--------------------------- -------------------------------------------------
Irving
--------------------------- -------------------------------------------------
Lombardi
--------------------------- -------------------------------------------------
Neale
--------------------------- -------------------------------------------------
Nutt
--------------------------- -------------------------------------------------
Vogel
--------------------------- -------------------------------------------------

II.  Mondrian

A.   Other Accounts Managed.

     The following chart lists certain information about types of other accounts for which the portfolio manager is primarily responsible as of November 30,
     2005. This disclosure has been provided by the Sub-Advisor.

                                                     No. of Accounts         Total Assets
                          No. of       Total Assts  with Performance-     in Accounts with
                         Accounts      in Accounts    Based Fees        Performance-Based Fees
1.  Clive Gillmore
Registered Investment      [ ]          $[ ]              [ ]                   $[ ]
Companies
Other pooled Investment    [ ]          $[ ]              [ ]                   $[ ]
Vehicles
Other Accounts             [ ]          $[ ]              [ ]                   $[ ]
2.  Robert Akester
Registered Investment      [ ]          $[ ]              [ ]                   $[ ]
Companies
Other pooled Investment    [ ]          $[ ]              [ ]                   $[ ]
Vehicles
Other Accounts             [ ]          $[ ]              [ ]                   $[ ]
3.  Emma Lewis
Registered Investment      [ ]          $[ ]              [ ]                   $[ ]
Companies
Other pooled Investment    [ ]          $[ ]              [ ]                   $[ ]
Vehicles
Other Accounts             [ ]          $[ ]              [ ]                   $[ ]
4.  Nigel May
Registered Investment      [ ]          $[ ]              [ ]                   $[ ]
Companies
Other pooled Investment    [ ]          $[ ]              [ ]                   $[ ]
Vehicles
Other Accounts             [ ]          $[ ]              [ ]                   $[ ]
5.  Ormala Krishnan
Registered Investment      [ ]          $[ ]              [ ]                   $[ ]
Companies
Other pooled Investment    [ ]          $[ ]              [ ]                   $[ ]
Vehicles
Other Accounts             [ ]          $[ ]              [ ]                   $[ ]

Conflicts of Interest

Mondrian has no material conflicts of interest to report.

B.   Compensation.

     Mondrian  has the  following  programs  in place to retain  key  investment staff:

     1.   Competitive Salary - All investment professionals are remunerated with a competitive base salary.

     2.   Profit Sharing Pool - All Mondrian staff, including portfolio managers and senior  officers,  qualify for  participation  in an annual profit sharing pool determined by the company's profitability  (approximately
          30% of profits).

     3.   Equity Ownership - Mondrian is majority  management  owned. All senior staff  (investment  professionals  and other  support  functions)  are shareholders in the business.

     All  portfolio  managers are members of the Mondrian  defined  contribution pension scheme where Mondrian pays a regular monthly  contribution  and the member may pay additional voluntary  contributions if they wish. The Scheme is  governed  by Trustees  who have  responsibility  for the trust fund and payments of benefits to members.  In addition,  the Scheme  provides  death benefits  for death in service  and a spouse's or  dependant's  pension may also be payable.

     Incentives focus on the key areas of long-term and short-term  performance, research quality,  client service and teamwork.  As an individual's ability to  influence  these  factors  depends on that  individual's  position  and seniority  within the firm,  so the  allocation of  participation  in these programs will reflect this.

     At  Mondrian,  investment  management  is  not a  "star"  setup  but a team process.  This  implies  that our  professionals  are not  measured  by the performance of their  portfolios;  performance  dispersion is so small that this would be meaningless. People are assessed on their contribution to the team effort, and in particular on the quality of their research.

     In  determining  the  amount of  bonuses  awarded,  the Board of  Directors
     consults   with  the   company's   Managing   Director,   who   will   make
     recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

C.   Ownership of Securities.

     As of November 30, 2005, the portfolio managers owned the following amounts of Fund shares:

                                                    Dollar Range Of Fund
    Portfolio Manager                                  Shares Owned(1)

    Clive Gillmore                                           [ ]
    Robert Akester                                           [ ]
    Emma R.E. Lewis                                          [ ]
    Nigel G. May                                             [ ]
    Ormala Krishnan                                          [ ]

(1)  Includes Fund shares  beneficially owned by portfolio manager and immediate family members sharing the same household.

OFFICERS AND TRUSTEES

     The business and affairs of Global Funds are managed under the direction of its Board of Trustees.

     Certain  officers and trustees of Global Funds hold identical  positions in each of the other funds in the Delaware  Investments family. [As of February 28,
2006, the officers and trustees of Global Funds, as a group,  owned less than 1%
of the outstanding shares of Class A Shares,  Class B Shares, Class C Shares and
Institutional  Class  Shares of the  Delaware  International  Value Equity Fund,
Delaware Emerging Markets Fund and Delaware Global Value Fund.]

     As of March [ ], 2006,  management  believes the following accounts held 5%
or more of a Class of shares of a Fund:

---------------------- ------------------------- ------- ---------
Class                  Name and Address of       Share   Percentage
                       Account                   Amount
---------------------- ------------------------- ------- ---------
Delaware
International Value
Equity Fund
Class A
---------------------- ------------------------- ------- ---------
Delaware
International Value
Equity Fund Class B
---------------------- ------------------------- ------- ---------
Delaware
International Value
Equity Fund Class C
---------------------- ------------------------- ------- ---------
Delaware
International Value
Equity Fund Class R
---------------------- ------------------------- ------- ---------
Delaware
International Value
Equity Fund
Institutional Class
---------------------- ------------------------- ------- ---------
Delaware Emerging
Markets Fund
Class A
---------------------- ------------------------- ------- ---------

---------------------- ------------------------- ------- ---------
Class                  Name and Address of       Share   Percentage
                       Account                   Amount
---------------------- ------------------------- ------- ---------
Delaware Emerging
Markets Fund
Class B
---------------------- ------------------------- ------- ---------
Delaware Emerging
Markets Fund
Class C
---------------------- ------------------------- ------- ---------
Delaware Emerging
Markets Fund
Institutional Class
---------------------- ------------------------- ------- ---------
Delaware Global
Value Fund Class A
---------------------- ------------------------- ------- ---------
Delaware Global
Value Fund Class C
---------------------- ------------------------- ------- ---------

     DMH Corp.,  Delaware  Investments U.S., Inc.,  Delaware General Management,
Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
Distributors,  Inc.,  Delaware  Management  Trust Company,  Delaware  Management
Business Trust,  Delaware  Investment  Advisers (a series of Delaware Management
Business Trust),  Delaware  Management Company (a series of Delaware  Management
Business Trust),  Delaware Capital  Management (a series of Delaware  Management
Business Trust),  Delaware  Distributors,  L.P.,  Retirement Financial Services,
Inc. and LNC Administrative Services, Inc. are direct or indirect,  wholly owned subsidiaries of Delaware Management Holdings,  Inc. ("DMH"). DMH is an indirect, wholly  owned  subsidiary,  and is subject to the ultimate  control,  of Lincoln
National  Corporation.   Lincoln  National  Corporation,  with  headquarters  in
Philadelphia,  Pennsylvania,  is a diversified  organization  with operations in many  aspects  of the  financial  services  industry,  including  insurance  and investment  management.  Delaware  Investments is the marketing name for DMH and its subsidiaries.

     Certain  Trustees and officers of Global Funds hold identical  positions in each of the  other  funds  in the  Delaware  Investments  family.  Trustees  and principal  officers  of Global  Funds are noted  below along with their ages and their business  experience for the past five years.  Unless otherwise noted, the address of each  officer  and trustee is 2005 Market  Street,  Philadelphia,  PA
19103-7094.

     Trustees and principal  officers of Global Funds are noted below along with their ages and their business experience for the past five years.

------------ -------------- ------------ ----------------------- -----------   -------------
                                                                 Number of     Other
                                                                 Portfolios    Directorships
                                                                 in Fund       Held
                                                                 Complex       by
Name,                                                            Overseen      Trustee/
Address       Position(s)                      Principal         by Trustee/   Director
and            Held with     Length of    Occupation(s) During   Director      or
Birthdate       Fund(s)     Time Served       Past 5 Years       or Officer    Officer
--------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------
Jude T.       Chairman,    5 Years -    Since August 2000,           87        None
Driscoll(2)  President,    Executive     Mr. Driscoll has
2005            Chief       Officer      served in various
Market        Executive                executive capacities
Street         Officer     1 Year -     at different times
Philadelphia,and Trustee    Trustee         at Delaware
PA 19103                                  Investments(1)

March 10,
1963
--------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------
Thomas L.       Trustee        Since       Private Investor -        87        None
Bennett                      March 23,   (March 2004 - Present
2005                           2005
Market                                    Investment Manager -
Street                                    Morgan Stanley & Co.
Philadelphia,                            (January 1984 - March
PA 19103                                         2004)

October 4,
1947
--------------------------------------------------------------------------------------------
John A. Fry     Trustee       4 Years         President -            87      Director
2005                                      Franklin & Marshall                  -
Market                                          College                      Community
Street                                   (June 2002 - Present)               Health
Philadelphia,                                                                Systems
PA 19103                                     Executive Vice
                                              President -
May 28,                                      University of
1960                                          Pennsylvania
                                           (April 1995 - June
                                                 2002)

--------------------------------------------------------------------------------------------
Anthony D.      Trustee      12 Years       Founder/Managing         87        None
Knerr                                      Director - Anthony
2005                                       Knerr & Associates
Market                                   (Strategic Consulting)
Street                                      (1990 - Present)
Philadelphia,
PA 19103

December
7, 1938

--------------------------------------------------------------------------------------------
Lucinda S.      Trustee        Since        Chief Financial          87        None
Landreth                     March 23,         Officer -
2005                           2005          Assurant, Inc.
Market                                        (Insurance)
Street                                       (2002 - 2004)
Philadelphia,
PA 19103                                    Chief Investment
                                           Officer - Fortis,
June 24,                                   Inc. (Mutual Fund
1947                                           Insurance)
                                              (1997-2001)
--------------------------------------------------------------------------------------------

Independent Trustees (continued)

--------------------------------------------------------------------------------------------
Ann R.          Trustee      16 Years                                87      Director
Leven                                      Retired since 1999                and
2005                                                                         Audit
Market                                      Treasurer/Chief                  Committee
Street                                      Fiscal Officer -                 Chairperson
Philadelphia,                             National Gallery of                  -
PA 19103                                          Art                        Andy
                                             (1994 - 1999)                   Warhol
November                                                                     Foundation
1, 1940
                                                                             Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member
                                                                               -
                                                                             Systemax
                                                                              Inc.

--------------------------------------------------------------------------------------------
Thomas F.       Trustee      11 Years       President/Chief          87      Director
Madison                                   Executive Officer -                  -
2005                                       MLM Partners, Inc.                Banner
Market                                      (Small Business                  Health
Street                                        Investing &
Philadelphia,                                 Consulting)                    Director
PA 19103                                    (January 1993 -                    -
                                                Present)                     Center
February                                                                     Point
25, 1936                                                                     Energy

                                                                             Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member
                                                                               -
                                                                             Digital
                                                                             River
                                                                              Inc.

                                                                             Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member
                                                                               -
                                                                             Rimage
                                                                             Corporation

                                                                             Director
                                                                               -
                                                                             Valmont
                                                                             Industries,
                                                                              Inc.

--------------------------------------------------------------------------------------------
Janet L.        Trustee       6 Years        Vice President          87       None
Yeomans                                        ((January
2005                                       2003-Present) and
Market                                     Treasurer (January
Street                                      2006-Present) -
Philadelphia,                                3M Corporation
PA 19103
                                          Ms. Yeomans has held
July 31,                                   various management
1948                                        positions at 3M
                                           Corporation since
                                                 1983.

--------------------------------------------------------------------------------------------
J. Richard      Trustee        Since           Founder -             87      Director
Zecher                       March 23,     Investor Analytics                and
2005                           2005        (Risk Management)                 Audit
Market                                    (May 1999 - Present)               Committee
Street                                                                       Member
Philadelphia,                                                                  -
PA 19103                                                                     Investor
                                                                             Analytics
July 3,
1940                                                                         Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member
                                                                               -
                                                                             Oxigene,
                                                                              Inc.

--------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------
Michael P.    Senior Vice      Chief     Mr. Bishof has served       87      None(3)
Bishof         President     Financial    in various executive
2005           and Chief      Officer        capacities at
Market         Financial       since       different times at
Street          Officer      February     Delaware Investments
Philadelphia,                17, 2005
PA 19103

August 18,
1962

--------------------------------------------------------------------------------------------
David F.         Vice          Since     Mr. Connor has served       87      None(3)
Connor        President,      October    as Vice President and
2005            Deputy       25, 2005        Deputy General
Market          General                   Counsel of Delaware
Street        Counsel and                  Investments since
Philadelphia,  Secretary                         2000.
PA 19103

December
2, 1963

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
David P.      Senior Vice      Since         Mr. O'Connor has        87      None(3)
Connor        President,      October       served in various
2005           General        25, 2005      executive and legal
Market        Counsel and                    capacities at
Street        Chief Legal                  different times at
Philadelphia,  Officer                     Delaware Investments.
PA 19103

February
21, 1966

--------------------------------------------------------------------------------------------
John J.       Senior Vice    Treasurer      Mr. O'Connor has         87      None(3)
O'Connor       President       since       served in various
2005         and Treasurer   February     executive capacities
Market                       17, 2005    at different times at
Street                                    Delaware Investments
Philadelphia,
PA 19103

June 16,
1957

--------------------------------------------------------------------------------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and its  subsidiaries,  including  the  Funds'  investment advisor, principal underwriter and its transfer agent.

(2)  Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Funds' manager and distributor.

(3)  Mr. Bishof,  Mr. Connor, Mr. David P. O'Connor and Mr.John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum  Fund
     Trust, which have the same investment  advisor,  principal  underwriter and transfer  agent as the  registrant.  Mr.John J.  O'Connor  also serves in a similar capacity for Lincoln Variable  Insurance  Products Trust, which has the same investment adviser as the Trust.

--------------------------------------------------------------------------------------------

Following  is  additional   information   regarding   investment   professionals
affiliated with the Global Funds.

--------------------------------------------------------------------------------------------
                      Position(s) Held with
Name, Address                the                Length of       Principal Occupation(s)
and Birthdate            Global Funds          Time Served        During Past 5 Years
--------------------------------------------------------------------------------------------
Clive A. Gillmore       Deputy Managing          15 Years        During the past five
80 Cheapside            Director/Senior                         years, Mr. Gillmore has
Third Floor           Portfolio Manager -                          served in various
London, England       Mondrian Investment                       capacities at different
EC2V 6EE               Partners Limited                            times at Mondrian
                                                              Investment Partners Limited
January 14, 1960

------------------ -------------------------- --------------- ----------------------------
Nigel G. May            Director/Senior          14 Years        During the past five
80 Cheapside               Portfolio                           years, Mr. May has served
Third Floor            Manager/Regional                        in various capacities at
London, England       Research Director -                         different times at
EC2V 6EE              Mondrian Investment                         Mondrian Investment
                       Partners Limited                            Partners Limited
September 23,
1962

--------------------------------------------------------------------------------------------
Robert Akester     Senior Portfolio Manager      9 Years         During the past five
80 Cheapside         - Mondrian Investment                      years, Mr. Akester has
Third Floor            Partners Limited                            served in various
London, England                                                 capacities at different
EC2V 6EE                                                           times at Mondrian
                                                              Investment Partners Limited
April 25, 1948

--------------------------------------------------------------------------------------------
Emma R.E. Lewis    Senior Portfolio Manager      10 Years        During the past five
80 Cheapside         - Mondrian Investment                       years, Ms. Lewis has
Third Floor            Partners Limited                            served in various
London, England                                                 capacities at different
EC2V 6EE                                                           times at Mondrian
                                                              Investment Partners Limited
January 23, 1969

--------------------------------------------------------------------------------------------
Ormala Krishnan       Portfolio Manager -        5 Years         During the past five
80 Cheapside          Mondrian Investment                       years, Ms. Krishnan has
Third Floor            Partners Limited                            served in various
London, England                                                 capacities at different
EC2V 6EE                                                           times at Mondrian
                                                              Investment Partners Limited
September 3, 1969

--------------------------------------------------------------------------------------------
Bassion
2005 Market
Street
Philadelphia,
PA  19103

--------------------------------------------------------------------------------------------
Gray
2005 Market
Street
Philadelphia,
PA  19103

------------------ -------------------------- --------------- ----------------------------
Irving
2005 Market
Street
Philadelphia,
PA  19103

--------------------------------------------------------------------------------------------
Lombardi
2005 Market
Street
Philadelphia,
PA  19103

--------------------------------------------------------------------------------------------
Neale
2005 Market
Street
Philadelphia,
PA  19103

--------------------------------------------------------------------------------------------
Nutt
2005 Market
Street
Philadelphia,
PA  19103

--------------------------------------------------------------------------------------------
Vogel
2005 Market
Street
Philadelphia,
PA  19103

--------------------------------------------------------------------------------------------

     The following table shows each Trustee's  ownership of shares of the Global
Funds and of all Delaware Investments funds as of December 31, 2005.

---------------------- ----------------------- --------------------------
                                                Aggregate Dollar Range
                                                of Equity Securities in
                                                    All Registered
                                                 Investment Companies
                          Dollar Range of       Overseen by Trustee in
                        Equity Securities in     Family of Investment
    Name                  the Global Funds             Companies
---------------------- ----------------------- --------------------------
Jude T. Driscoll            $[ ] - $[ ]               $[ ] - $[ ]
---------------------- ----------------------- --------------------------
Thomas L. Bennett           $[ ] - $[ ]               $[ ] - $[ ]
---------------------- ----------------------- --------------------------
John A. Fry                $[ ] - $[ ](1)             $[ ] - $[ ]
---------------------- ----------------------- --------------------------
Anthony D. Knerr            $[ ] - $[ ]               $[ ] - $[ ]
---------------------- ----------------------- --------------------------
Lucinda S. Landreth         $[ ] - $[ ]               $[ ] - $[ ]
---------------------- ----------------------- --------------------------
Ann R. Leven                $[ ] - $[ ]               $[ ] - $[ ]
---------------------- ----------------------- --------------------------
Thomas F. Madison           $[ ] - $[ ]               $[ ] - $[ ]
---------------------- ----------------------- --------------------------
Janet L. Yeomans            $[ ] - $[ ]               $[ ] - $[ ]
---------------------- ----------------------- --------------------------
J. Richard Zecher           $[ ] - $[ ]               $[ ] - $[ ]
---------------------- ----------------------- --------------------------

(1) As of December  31,  2005,  John A. Fry held  assets in a 529 Plan  account.
Under the terms of the Plan,  a portion  of the  assets  held in the Plan may be invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following is a compensation  table listing for each trustee entitled to receive compensation,  the aggregate compensation received from Global Funds and the total  compensation  received from all investment  companies in the Delaware
Investments  family for which he or she serves as a trustee or director  for the fiscal year ended  November  30,  2004 and an estimate of annual  benefits to be received upon  retirement  under the Delaware  Investments  Retirement  Plan for
Trustees/Directors as of November 30, 2005. Only the independent trustees of the
Global Funds receive compensation from the Fund.

-------------------- ------------- --------------- --------------- --------------------
                                      Pension
                                     Retirement
                                      Benefits                     Total Compensation
                       Aggregate     Accrued as      Estimated        from Delaware
                     Compensation   Part of the        Annual          Investments
                       from the    Global Funds    Benefits Upon       Investment
       Name          Global Funds     Expenses     Retirement(1)      Companies(2)
-------------------- ------------- --------------- --------------- --------------------
Walter B. Babich         $[ ]          [None]           $[ ]              $[ ]
-------------------- ------------- --------------- --------------- --------------------
John H. Durham           $[ ]          [None]           $[ ]              $[ ]
-------------------- ------------- --------------- --------------- --------------------
John A. Fry              $[ ]          [None]           $[ ]              $[ ]
-------------------- ------------- --------------- --------------- --------------------
Anthony D. Knerr         $[ ]          [None]           $[ ]              $[ ]
-------------------- ------------- --------------- --------------- --------------------
Ann R. Leven             $[ ]          [None]           $[ ]              $[ ]
-------------------- ------------- --------------- --------------- --------------------
Thomas F. Madison        $[ ]          [None]           $[ ]              $[ ]
-------------------- ------------- --------------- --------------- --------------------
Janet L. Yeomans         $[ ]          [None]           $[ ]              $[ ]
-------------------- ------------- --------------- --------------- --------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
Trustees/Directors,  each disinterested Trustee/Director who, at the time of his or her retirement  from the Board,  has attained the age of 70 and served on the
Board for at least five continuous  years, is entitled to receive  payments from each investment  company in the Delaware  Investments family for which he or she serves as  Trustee/Director  for a period  equal to the  lesser of the number of years that such person  served as a  Trustee/Director  or the  remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual  retainer  that is paid to  trustees/directors  of each investment  company  at the time of such  person's  retirement.  If an  eligible
Trustee/Director retired as of November 30, 2004, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate,  from all of the investment  companies in the Delaware Investments family for which he or she serves as a trustee or director,  based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent Trustee/Director currently receives a total annual retainer fee of $70,000 for serving as a Trustee/Director for all 32 investment companies in  Delaware  Investments,  plus  $5,000 for each Board  Meeting  attended.  The following  compensation is in the aggregate from all investment companies in the complex.  Members of the audit  committee  receive  additional  compensation  of
$2,500 for each meeting.  Members of the nominating committee receive additional compensation of $1,700 for each meeting.  In addition,  the  chairpersons of the audit and

nominating  committees  each  receive an annual  retainer of $10,000 and $1,500, respectively.  The  Coordinating  Trustee/Director  of the Delaware  Investments
funds  receives  an  additional  retainer  of  $25,000.

(3) In addition to this  compensation,  for the 12-month period ended on October
31, 2005,  Mr. Fry received $[ ] in  professional  fees from Voyageur  Funds for services provided to the Fund's Board.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies  and  practices,  and internal  controls  for the Delaware  Investments funds. It also oversees the quality and objectivity of the Delaware  Investments funds'  financial  statements and the independent  audit thereof,  and acts as a liaison between the Delaware  Investments  funds'  independent  auditors and the full Board of Trustees.  The Audit Committee of the Global Funds consists of the following four independent  Trustees appointed by the Board:  Thomas F. Madison,
Chairperson;  Jan L. Yeomans, Thomas L. Bennett and J. Richard Zecher. The Audit
Committee held 6 meetings during the Fund's last fiscal year.

     Nominating  Committee:  This  committee  recommends  Board  members,  fills vacancies and considers the qualifications of Board members.  The committee also monitors the  performance of counsel for  independent  trustees.  The Nominating
Committee  will  consider  selections  for Board of Directors  nominations  from shareholders. The Nominating Committee of the Global Funds currently consists of the following three Trustees  appointed by the Board: John A. Fry,  Chairperson;
Anthony  D. Knerr and  Lucinda S.  Landreth,  all of whom are  independent.  The
Nominating Committee held 11 meetings during the Funds' last fiscal year.

GENERAL INFORMATION

     Global Funds is an open-end management investment company. Global Funds was organized  as a  Maryland  corporation  on May 30,  1991  and  reorganized  as a
Delaware business trust on November 23, 1999.

     The  Manager  is the  investment  manager  of the Fund.  The  Manager  also provides investment  management services to certain of the other funds available from the Delaware Investments family. The Manager,  through a separate division, also manages private investment accounts. While investment decisions of the Fund are made  independently  from  those of the other  funds from those of the other funds and accounts,  investment  decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

     The Distributor acts as national  distributor for each of the Funds and for the other mutual  funds in the  Delaware  Investments  family.  The  Distributor
("DDLP")  received net  commissions  from each Fund on behalf of Class A Shares, after allowances to dealers, as follows:

--------------------------------------------------------------------------
                Delaware International Value Equity Fund
                             Class A Shares
--------------------------------------------------------------------------
                         Total
Fiscal                 Amount of          Amounts              Net
Year                 Underwriting        Reallowed         Commission
Ended                 Commissions        to Dealers        to DDLP/DDI
------------------ ------------------ ----------------- ------------------
11/30/05                  $[  ]             $[  ]              $[  ]
------------------ ------------------ ----------------- ------------------
11/30/04               $558,365          $476,284            $82,081
------------------ ------------------ ----------------- ------------------
11/30/03               $615,923          $570,448            $45,475
------------------ ------------------ ----------------- ------------------

--------------------------------------------------------------------------
                     Delaware Emerging Markets Fund
                             Class A Shares
--------------------------------------------------------------------------
                         Total
Fiscal                 Amount of          Amounts              Net
Year                 Underwriting        Reallowed         Commission
Ended                 Commissions        to Dealers        to DDLP/DDI
------------------ ------------------ ----------------- ------------------
11/30/05                  $[  ]             $[  ]              $[  ]
------------------ ------------------ ----------------- ------------------

11/30/04               $925,835          $783,863           $141,972
------------------ ------------------ ----------------- ------------------
11/30/03               $138,981          $128,337            $10,644
------------------ ------------------ ----------------- ------------------

-------------------------------------------------------------------------
                       Delaware Global Value Fund
                             Class A Shares
-------------------------------------------------------------------------
                        Total
Fiscal                Amount of                               Net
Year                Underwriting     Amounts Reallowed     Commission
Ended                Commissions        to Dealers        to DDLP/DDI
----------------- ------------------ ------------------ -----------------
11/30/05                 $[  ]              $[  ]             $[  ]
----------------- ------------------ ------------------ -----------------
11/30/04               $45,801            $38,598            $7,202
----------------- ------------------ ------------------ -----------------
11/30/03               $80,367             $4,858           $75,509
----------------- ------------------ ------------------ -----------------

     The  Distributor  received in the  aggregate  Limited  CDSC  payments  with respect to Class A Shares of each Fund as follows:

--------------------------------------------------------------------------
                          Limited CDSC Payments
--------------------------------------------------------------------------
                       Delaware
                    International        Delaware           Delaware
Fiscal               Value Equity    Emerging Markets     Global Value
Year                     Fund              Fund               Fund
Ended                  A Class            A Class            A Class
------------------ ----------------- ------------------ ------------------
11/30/05                 $[  ]              $[  ]              $[  ]
------------------ ----------------- ------------------ ------------------
11/30/04                    $0                 $0                 $0
------------------ ----------------- ------------------ ------------------
11/30/03                    $0                 $0                 $0
------------------ ----------------- ------------------ ------------------

     The  Distributor  received in the  aggregate  CDSC payments with respect to
Class B Shares of each Fund as follows:

-----------------------------------------------------------------------
                            CDSC Payments
-----------------------------------------------------------------------
                       Delaware
                    International        Delaware           Delaware
Fiscal               Value Equity    Emerging Markets      Global Value
Year                     Fund              Fund               Fund
Ended                  B Class            B Class            B Class
------------------ ---------------- ----------------- -----------------
11/30/05                 $[  ]              $[  ]              $[  ]
------------------ ---------------- ----------------- -----------------
11/30/04                    $0            $16,185             $7,350
------------------ ---------------- ----------------- -----------------
11/30/03               $54,160             $8,175             $3,150
------------------ ---------------- ----------------- -----------------

     The  Distributor  received in the  aggregate  CDSC payments with respect to
Class C Shares of each Fund as follows:

-----------------------------------------------------------------------
                            CDSC Payments
-----------------------------------------------------------------------
                       Delaware
                    International        Delaware            Delaware
Fiscal               Value Equity    Emerging Markets      Global Value
Year                     Fund              Fund               Fund
Ended                  C Class            C Class            C Class
------------------- ----------------- ---------------- ----------------
11/30/05                 $[  ]              $[  ]              $[  ]
------------------- ----------------- ---------------- ----------------
11/30/04                    $0            $20,465             $1,756
------------------- ----------------- ---------------- ----------------
11/30/03                $5,073             $3,376                $41
------------------- ----------------- ---------------- ----------------

     The  Transfer  Agent,  an affiliate  of the  Manager,  acts as  shareholder servicing,  dividend  disbursing  and  transfer  agent for each Fund and for the other  mutual funds in the Delaware  Investments  Family of Funds.  The Transfer
Agent is paid a fee by each Fund for providing  these services  consisting of an annual per account  charge of $21.25 per annum for each open and closed  account on the their records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  accounts  maintained  as of the last  calendar  day of each month.  Compensation  is fixed each year and  approved by the Board of Trustees, including a majority of the disinterested trustees.

     The Transfer Agent also provides  accounting  services to each Fund.  Those services include performing all functions related to calculating each Fund's net
asset  value  and  providing  all  financial  reporting   services,   regulatory
compliance testing and other related accounting services.  For its services, the
Transfer  Agent is paid a fee based on total assets of all funds in the Delaware
Investments Family of Funds for which it provides such accounting services. Such fee is equal to 0.025%  multiplied  by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex  assets are $10 billion or less,  and 0.020% of assets if such aggregate complex  assets  exceed $10  billion.  The fees are charged to each Fund and the other mutual funds in the Delaware  Investments Family of Funds, on an aggregate pro rata basis.  The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculation based on the type and number of classes per Fund.

Capitalization
     Global  Funds  has a  present  unlimited  authorized  number  of  shares of beneficial  interest  with no par value  allocated  to each of their  respective
Classes. Each Fund currently offers four classes of shares.

     While  shares of Global  Funds have equal  voting  rights,  except as noted
below,  on matters  affecting the Funds,  each Fund would vote separately on any matter  it is  directly  affected  by,  such as any  change  in its  fundamental investment policies and as otherwise  prescribed by the 1940 Act. Shares of each
Fund have a priority in that Fund's assets,  and in gains on and income from the portfolio  of that  Fund.  All  shares  have no  preemptive  rights,  are  fully transferable and, when issued, are fully paid and nonassessable.

     Each Class of each Fund represents a  proportionate  interest in the assets of such Fund and has the same  voting and other  rights and  preferences  as the other classes of that Fund, except that shares of a Fund's  Institutional  Class may not vote on any matter  affecting the Fund Classes'  Plans under Rule 12b-1.
Similarly, as a general matter,  shareholders of Class A Shares, Class B Shares,
Class C Shares and Class R Shares of a Fund may vote only on  matters  affecting the 12b-1  Plan that  relates to the class of shares  that they  hold.  However,
Class B Shares of a Fund may vote on any  proposal  to increase  materially  the fees to be paid by a Fund under the 12b-1 Plan  relating  to its Class A Shares.
General  expenses  of a Fund  will  be  allocated  on a  pro-rata  basis  to the respective  classes  according to asset size,  except that expenses of the 12b-1
Plans of each Fund's Class A Shares,  Class B Shares, Class C Shares and Class R
Shares will be allocated solely to those Classes.

     Prior to September 6, 1994, Delaware  International Value Equity Fund Class
A  was  known  as  Delaware   International   Equity  Fund  class  and  Delaware
International  Value  Equity  Fund  Institutional  Class was  known as  Delaware
International Equity Fund (Institutional) class.

     Effective as of August 16, 1999, the names of the Funds changed as follows.
Corresponding changes were also made to each of the Funds' Classes.

--------------------------------- -------------------------------------
Old name                          New name as of August 16, 1999
--------------------------------- -------------------------------------
International Equity Fund         Delaware International Equity Fund
--------------------------------- -------------------------------------
Emerging Markets Fund             Delaware Emerging Markets Fund
--------------------------------- -------------------------------------
Global Fund                       Delaware Global Fund
--------------------------------- -------------------------------------

     As of November 23, 1999,  Delaware  Group Global and  International  Funds,
Inc. changed its name to Delaware Group Global and International Funds.

     Effective  as of June 28,  2001,  the names of the  Delaware  International
Equity Fund and  Delaware  Global Fund changed to Delaware  International  Value
Equity Fund and Delaware Global Value Fund, respectively.  Corresponding changes were also made to each of these Fund's Classes.

     Class R Shares of the Fund were initially offered on June 2, 2003.

     Prior to March 30, 2006,  Delaware  Global Value Fund was known as Delaware
International Small Cap Value Fund.

Noncumulative Voting
     All shares have noncumulative voting rights which means that the holders of more than 50% of Global  Funds'  shares  voting for the election of trustees can elect 100% of the  trustees if they  choose to do so,  and,  in such event,  the holders of the remaining shares will not be able to elect any trustees.

     This  Part B does  not  include  all of the  information  contained  in the
Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

     [ ] LLP serves as the  independent  registered  public  accounting firm for
Delaware  Group  Global  Funds and, in its  capacity as such,  audits the annual financial  statements  contained  in  the  Funds'  Annual  Report.  Each  Fund's
Statement of Net Assets,  Statement of  Operations,  Statement of Changes in Net
Assets,  Financial Highlights and Notes to Financial Statements,  as well as the report of [ ] LLP, an independent  registered  public  accounting  firm, for the fiscal  year ended  November  30,  2005 are  included  in its  Annual  Report to shareholders.  The financial statements,  the notes relating thereto,  financial highlights and the report of [ ] LLP listed above are  incorporated by reference from the Annual Report into this Part B.

APPENDIX A -- DESCRIPTION OF RATINGS

The Fund has the  ability  to  invest  in  high-yield,  high  risk  fixed-income securities.  The following  paragraphs  contain  excerpts from Moody's and S&P's rating descriptions.  These credit ratings evaluate only the safety of principal and  interest  and do  not  consider  the  market  value  risk  associated  with high-yield securities.

General Rating Information

------------------- ---------- -----------------------------------------------
Moody's Investors   Aaa        Bonds which are rated Aaa are judged to be of
Service - Bond                 the best quality.  They carry the smallest
Ratings                        degree of investment risk and are generally
                               referred to as "gilt edge."  Interest
                               payments are protected by a large or by an
                               exceptionally stable margin and principal is
                               secure.  While the various protective
                               elements are likely to change, such changes
                               as can be visualized are most unlikely to
                               impair the fundamentally strong position of
                               such issues.
------------------- ---------- -----------------------------------------------
                    Aa         Bonds which are rated Aa are judged to be of
                               high quality by all standards.  Together with
                               the Aaa group they comprise what are
                               generally known as high grade bonds.  They
                               are rated lower than Aaa bonds because
                               margins of protection may not be as large as
                               in Aaa securities or fluctuation of
                               protective elements may be of greater
                               amplitude or there may be other elements
                               which make the long-term risks appear
                               somewhat larger than in Aaa securities.
------------------- ---------- -----------------------------------------------
                    A          Bonds which are rated A possess many
                               favorable investment attributes and are
                               considered as upper medium grade
                               obligations.  Factors giving security to
                               principal and interest are considered
                               adequate but elements may be present which
                               suggest a susceptibility to impairment
                               sometime in the future.
------------------- ---------- -----------------------------------------------
                    Baa        Bonds that are rated Baa are considered
                               medium grade obligations, i.e., they are
                               neither highly protected nor poorly secured.
                               Interest payments and principal security
                               appear adequate for the present but certain
                               protective elements may be lacking or may be
                               characteristically unreliable over any great
                               length of time. Such bonds lack outstanding
                               investment characteristics and in fact have
                               speculative characteristics as well.
------------------- ---------- -----------------------------------------------
                    Ba         Bonds which are rated Ba are judged to have
                               speculative elements; their future cannot be
                               considered as well-assured. Often the
                               protection of interest and principal payments
                               may be very moderate, and thereby not well
                               safeguarded during both good and bad times
                               over the future.  Uncertainty of position
                               characterizes bonds in this class.
------------------- ---------- -----------------------------------------------
                    B          Bonds which are rated B generally lack
                               characteristics of the desirable investment.
                               Assurance of interest and principal payments
                               or of maintenance of other terms of the
                               contract over any long period of time may be
                               small.
------------------- ---------- -----------------------------------------------
                    Caa        Bonds which are rated Caa are of poor
                               standing.  Such issues may be in default or
                               there may be present elements of danger with
                               respect to principal or interest.
------------------- ---------- -----------------------------------------------
                    Ca         Bonds which are rated Ca represent
                               obligations which are speculative in a high
                               degree.  Such issues are often in default or
                               have other marked shortcomings.
------------------- ---------- -----------------------------------------------
                    C          Bonds which are rated C are the lowest rated
                               class of bonds, and issues so rated can be
                               regarded as having extremely poor prospects
                               of ever attaining any real investment
                               standing.
------------------- ---------- -----------------------------------------------

------------------------------------------------------------------------------
Short-Term Debt Ratings
     Moody's  short-term  debt ratings are opinions of the ability of issuers to repay  punctually  senior  obligations  which  have  an  original  maturity  not exceeding one year.
------------------------------------------------------------------------------
P-1          Issuers rated "PRIME-1" or "P-1" (or supporting institutions)
             have superior ability for repayment of senior short-term debt obligations.
------------ -----------------------------------------------------------------
P-2          Issuers rated "PRIME-2" or "P-2" (or supporting institutions)
             have a strong ability for repayment of senior short-term debt obligations.
------------ -----------------------------------------------------------------
P-3          Issuers rated "PRIME-3" or "P-3" (or supporting institutions)
             have an acceptable ability for repayment of senior short-term debt obligations.
------------------------------------------------------------------------------
Municipal Note Ratings
     Issuers or the  features  associated  with  Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings.  Each rating designation  is unique with no  implication as to any other similar issue of the same obligor.  MIG ratings  terminate at the retirement of the obligation  while
VMIG rating expiration will be a function of each issue's specific structural or credit features.
------------------------------------------------------------------------------
MIG 1/VMIG 1                         This designation denotes best quality.
                                     There is present strong protection by
                                     established cash flows, superior
                                     liquidity support, or demonstrated
                                     broad-based access to the market for
                                     refinancing.
------------------------------------ -----------------------------------------
MIG 2/VMIG 2                         This designation denotes high quality.
                                     Margins of protection are ample
                                     although not so large as in the
                                     preceding group.
------------------------------------ -----------------------------------------
MIG 3/VMIG 3                          This designation denotes favorable
                                     quality.  All security elements are
                                     accounted for but there is lacking the
                                     undeniable strength of the preceding
                                     grades.  Liquidity and cash flow
                                     protection may be narrow and market
                                     access for refinancing is likely to be
                                     less well established.
------------------------------------ -----------------------------------------
MIG 4/VMIG 4                         This designation denotes adequate
                                     quality.  Protection commonly regarded
                                     as required of an investment security
                                     is present and although not distinctly
                                     or predominantly speculative, there is
                                     specific risk.
--------------------- -------------- -----------------------------------------
S&P's - Bond Ratings  AAA            Debt rated AAA has the highest rating
                                     assigned by S&P to a debt obligation.
                                     Capacity to pay interest and repay
                                     principal is extremely strong.
--------------------- -------------- -----------------------------------------
                      AA             Debt rated AA has a very strong
                                     capacity to pay interest and repay
                                     principal and differs from the highest
                                     rated issues only in a small degree.
--------------------- -------------- -----------------------------------------
                      A              Debt rated A has a strong capacity to
                                     pay interest and repay principal
                                     although it is somewhat more
                                     susceptible to the adverse effects of
                                     changes in circumstances and economic
                                     conditions than debt in higher rated
                                     categories.
--------------------- -------------- -----------------------------------------
                      BBB            Debt rated BBB is regarded as having an
                                     adequate capacity to pay interest an
                                     repay principal.  Whereas it normally
                                     exhibits adequate protection
                                     parameters, adverse economic conditions
                                     or changing circumstances are more
                                     likely to lead to a weakened capacity
                                     to pay interest and repay principal for
                                     debt in this category than in higher
                                     rated categories.
--------------------- -------------- -----------------------------------------
                      BB, B, CCC     Debt rated BB, B, CCC or CC is
                      and CC         regarded, on balance, as predominately
                                     speculative with respect to capacity to
                                     pay interest and repay principal in
                                     accordance with the terms of the
                                     obligation.  BB indicates the lowest
                                     degree of speculation and CC the
                                     highest degree of speculation.  While
                                     such debt will likely have some quality
                                     and protective characteristics, these
                                     are outweighed by large uncertainties
                                     or major risk exposures to adverse
                                     conditions.
--------------------- -------------- -----------------------------------------
                      C              This rating is reserved for income
                                     bonds on which no interest is being
                                     paid.
--------------------- -------------- -----------------------------------------
                      D              Debt rated D is in default, and payment
                                     of interest and/or repayment of
                                     principal is in arrears.
------------------------------------------------------------------------------

Commercial Paper Ratings

S&P's commercial paper ratings are current assessments of the likelihood of timely  payment of debt  having an  original  maturity of no more than 365 days.

A-1  The A-1 designation  indicates that the degree of safety  regarding  timely payment is either  overwhelming  or very strong.  A plus (+) designation is applied
-------------------------------------------------------------------------------
A-2  Capacity for timely payment on issues with the  designation  A-2 is strong.
     However,  the  relative  degree  of  safely  is not as high  as for  issues designated A-1.
-------------------------------------------------------------------------------
A-3  Issues carrying this  designation  have a satisfactory  capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects
     of  changes  in  circumstances   than   obligations   carrying  the  higher
     designations.
-------------------------------------------------------------------------------
Municipal Note Ratings
     An S&P municipal  note rating  reflects the  liquidity  concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating.  Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     Amortization  schedule  (the  larger the final  maturity  relative to other maturities, the more likely it will be treated as a note).

     Sources of payment (the more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note).

--------------------------------------------------------------------------------
SP-1 Very strong or strong capacity to pay principal and interest.  Those issues determined to possess  overwhelming safety  characteristics will be given a plus (+) designation.
------------ -------------------------------------------------------------------
SP-2 Satisfactory capacity to pay principal and interest.
------------ -------------------------------------------------------------------
SP-3 Speculative capacity to pay principal and interest.
------------ -------------------------------------------------------------------

                                     PART C

                                Other Information

Item 23.  Exhibits.  The following  exhibits are incorporated by reference to the Registrant's previously filed documents indicated below, except as noted:

          (a)   Agreement and Declaration of Trust.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 22 filed November 22, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 22 filed November 22, 1999.

          (b)  By-Laws.  Amended and Restated By-Laws (May 19, 2005) attached as
               Exhibit (b).

          (c)  Instruments Defining the Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 22 filed
                    November 22, 1999.

               (2)  By-Laws. Article II of Amended and Restated By-Laws (May 19,
                    2005) attached as Exhibit (b).

          (d)  Investment Management Agreement.

               (1)  Form of Investment  Management  Agreement  between  Delaware
                    Management  Company on behalf of each Fund incorporated into this filing by reference to Post-Effective  Amendment No. 31 filed January 28, 2005.

               (2) Executed Sub-Advisory Agreement (September 24, 2004) between
                    Delaware Management Company and Mondrian Investment Partners
                    Limited  incorporated  into  this  filing  by  reference  to
                    Post-Effective Amendment No. 31 filed January 28, 2005.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 30 filed January 30, 2004.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between  Lincoln  Financial   Distributors,   Inc.  and
                         Delaware  Distributors,  L. P.  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 31
                         filed January 28, 2005.

                    (iii)Executed   Amendment   No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary Distribution Agreement attached as Exhibit
                         (e)(1)(iii).

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 28 filed
                    January 30, 2003.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed January 30, 2003.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed January 30, 2003.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 31 filed
                    January 28, 2005.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Global  Custody  Agreement  (May 1, 1996)  between
                    JPMorgan Chase Bank (formerly The Chase  Manhattan Bank) and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 14 filed
                    November 27, 1996.

                    (i)  Executed  Letter (July 21,  1997) to add  International
                         Small Cap Value  Fund to the Global  Custody  Agreement
                         between   JPMorgan   Chase  Bank  (formerly  The  Chase
                         Manhattan  Bank) and the Registrant  incorporated  into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 26 filed March 30, 2001.

                    (ii) Executed  Amendment  (November  20, 1997) to the Global
                         Custody Agreement between JPMorgan Chase Bank (formerly
                         The Chase Manhattan Bank) incorporated into this filing
                         by reference to  Post-Effective  Amendment No. 18 filed
                         February 4, 1998.

                    (iii)Executed   Amendment  (July  1,  2001)  to  the  Global
                         Custody Agreement between JPMorgan Chase Bank (formerly
                         The   Chase   Manhattan   Bank)   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 28 filed January 30, 2003.

                    (iv) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Global Custody  Agreement between JPMorgan Chase
                         Bank  (formerly  The  Chase  Manhattan  Bank)  and  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 30 filed January 30,
                         2004.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between  JPMorgan Chase Bank and the Registrant on behalf of each Fund  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 26 filed on March 30, 2001.

                    (i)  Executed  Amendment (October 1, 2002) to the Securities
                         Lending  Agreement  incorporated  into  this  filing by
                         reference  to  Post-Effective  Amendment  No.  28 filed
                         January 30, 2003.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Securities  Lending  Agreement  between JPMorgan
                         Chase Bank and the  Registrant  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 30
                         filed January 30, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholders  Services  Agreement (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 27 filed January
                    31, 2002.

                    (i)  Executed   Schedule  B  (September   1,  2004)  to  the
                         Shareholders Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 31
                         filed January 28, 2005.

                    (ii) Executed  Letter  Amendment  (August  23,  2002) to the
                         Shareholder Services Agreement between Delaware Service
                         Company, Inc. and the Registrant incorporated into this
                         filing by reference to  Post-Effective  Amendment No 30
                         filed on January 30, 2004.

               (2)  Executed  Delaware  Group  of  Funds  Accounting   Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 14 filed November 27, 1996.

                    (i)  Executed   Amendment  No.  30  (October  31,  2005)  to
                         Schedule A of Delaware Investments Family of Funds Fund
                         Accounting Agreement attached as Exhibit (h)(2)(i).

                    (ii) Executed Schedule B (May 16, 2002) to Delaware Group of
                         Funds Fund Accounting Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 28
                         filed January 30, 2003.

          (i)  Legal Opinion. Opinion and Consent of Counsel (November 18, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 22 filed November 22, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm to be filed by amendment.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital  Agreements.  Undertaking of Initial  Shareholder
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 1 filed August 22, 1991.

          (m)  Plans under Rule 12b-1.

                    (1)  Plan  under  Rule  12b-1 for Class A (April  19,  2001)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 27 filed January 31, 2002.

                    (2)  Plan  under  Rule  12b-1 for Class B (April  19,  2001)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 27 filed January 31, 2002.

                    (3)  Plan  under  Rule  12b-1 for Class C (April  19,  2001)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 27 filed January 31, 2002.

                    (4)  Plan  under  Rule  12b-1  for  Class  R (May  1,  2003)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment 29 filed May 7, 2003.

               (n)  Plan under Rule 18f-3.  Plan under Rule 18f-3  (October  31,
                    2005) attached as Exhibit (n).

               (o)  Reserved. Not applicable.

               (p)  Code of Ethics.

                    (1)  Codes of Ethics for the Delaware Investments' Family of
                         Funds (December 2004)  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  31 filed
                         January 28, 2005.

                    (2)  Code of Ethics for Delaware Investments (December 2004)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 31 filed January 28, 2005.

                    (3)  Code of Ethics for Lincoln Financial Distributors, Inc.
                         (April 2005) attached as Exhibit (p)(3).

                    (4)  Code  of  Ethics  for  Mondrian   Investment   Partners
                         (September  2004)  incorporated  into  this  filing  by
                         reference  to  Post-Effective  Amendment  No.  31 filed
                         January 28, 2005.

          (q)  Powers of  Attorney.  Powers of Attorney  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 32 filed
               March 30, 2005.

Item 24.  Persons Controlled by or under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article VI of the Amended and Restated By-Laws (May
          19, 2005) attached as Exhibit (b).

Item 26.  Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds
          V, Delaware Group  Foundation  Funds,  Delaware Group Government Fund,
          Delaware Group Income Funds,  Delaware Group  Limited-Term  Government
          Funds,  Delaware  Group State  Tax-Free  Income Trust,  Delaware Group
          Tax-Free Fund,  Delaware Group  Tax-Free Money Fund,  Delaware  Pooled
          Trust,   Delaware  VIP  Trust,   Voyageur   Insured  Funds,   Voyageur
          Intermediate  Tax-Free  Funds,  Voyageur  Investment  Trust,  Voyageur
          Mutual Funds,  Voyageur  Mutual Funds II,  Voyageur  Mutual Funds III,
          Voyageur  Tax-Free  Funds,  Delaware  Investments  Dividend and Income
          Fund,  Inc.,  Delaware  Investments  Global  Dividend and Income Fund,
          Inc.,  Delaware  Investments  Arizona  Municipal  Income  Fund,  Inc.,
          Delaware  Investments  Colorado  Insured  Municipal Income Fund, Inc.,
          Delaware  Investments  Florida Insured Municipal Income Fund, Delaware
          Investments   Minnesota   Municipal   Income  Fund,   Inc.,   Delaware
          Investments  Minnesota  Municipal  Income Fund II, Inc.  and  Delaware
          Investments  Minnesota  Municipal Income Fund III, Inc.) as well as to certain non-affiliated  registered investment companies.  In addition, certain  officers  of the  Manager  also  serve as  trustees  of other
          Delaware  Investments Funds, and certain officers are also officers of these other funds. A company  indirectly owned by the Manager's parent company  acts as  principal  underwriter  to the  mutual  funds in the
          Delaware  Investments  Funds  (see Item 27  below)  and  another  such
          company  acts  as  the  shareholder  services,   dividend  disbursing,
          accounting  servicing  and  transfer  agent  for  all of the  Delaware
          Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

--------------------- ----------------------------- ---------------------------------- ------------------------------------
Name and Principal    Positions and Offices with    Positions and Offices with
Business Address      Manager                       Registrant                         Other Positions and Offices Held
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Jude T. Driscoll      President/Chief Executive     Chairman/President/Chief           Mr. Driscoll has served in various
                      Officer                       Executive Officer                  executive capacities within Delaware
                                                                                       Investments

                                                                                       President/Chief Executive Officer
                                                                                       and Director -
                                                                                       Lincoln National Investments
                                                                                       Companies, Inc.

                                                                                       Director - HYPPCO Finance Company
                                                                                       Ltd.
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Ryan K. Brist         Executive Vice                Executive Vice                     Mr. Brist has served in various
                      President/Managing            President/Managing                 executive capacities within Delaware
                      Director/Co-Head - Fixed      Director/Chief Investment          Investments
                      Income                        Officer - Fixed Income
                                                                                       Vice President - Lincoln National
                                                                                       Income Fund, Inc.
--------------------- ----------------------------- ---------------------------------- ------------------------------------
John C.E. Campbell    Executive Vice President/     Senior Vice President/Deputy       Mr. Campbell has served in various
                      Global Marketing & Client     Chief Investment Officer - Fixed   executive capacities within Delaware
                      Services                      Income                             Investments

                                                                                       President/Chief Executive Officer -
                                                                                       Optimum Fund Trust
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Patrick P. Coyne      Executive Vice President/     Executive Vice President/          Mr. Coyne has served in various
                      Managing Director/Chief       Managing Director/Chief            executive capacities within Delaware
                      Investment Officer - Fixed    Investment Officer - Fixed Income  Investments
                      Income
                                                                                       Managing Director - Fixed Income -
                                                                                       Lincoln National Investment
                                                                                       Companies, Inc.
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Philip N. Russo(1)    Executive Vice                None                               Mr. Russo has served in various
                      President/Chief Financial                                        executive capacities within Delaware
                      Officer                                                          Investments

--------------------- ----------------------------- ---------------------------------- ------------------------------------
See Yeng Quek         Executive Vice                Executive Vice                     Mr. Quek has served in various
                      President/Managing            President/Managing                 executive capacities within Delaware
                      Director/Chief Investment     Director/Chief Investment          Investments
                      Officer - Fixed Income        Officer - Fixed Income
                                                                                       Director/Trustee - HYPPCO Finance
                                                                                       Company Ltd.
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Douglas L. Anderson   Senior Vice                   None                               Mr. Anderson has served in various
                      President/Operations                                             executive capacities within Delaware
                                                                                       Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Marshall T. Bassett   Senior Vice President/Chief   Senior Vice President/Chief        Mr. Bassett has served in various
                      Investment Officer -          Investment Officer - Emerging      executive capacities within Delaware
                      Emerging Growth               Growth                             Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Joseph Baxter         Senior Vice President/Head    Senior Vice President/Head of      Mr. Baxter has served in various
                      of Municipal Bond             Municipal Bond Investments         executive capacities within Delaware
                      Investments                                                      Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Beck   Senior Vice                   Senior Vice President/Senior       Mr. Beck has served in various
                      President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                      Manager                                                          Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Michael P. Bishof     Senior Vice                   Chief Financial Officer            Mr. Bishof has served in various
                      President/Investment                                             executive capacities within Delaware
                      Accounting                                                       Investments

                                                                                       Chief Financial Officer - Lincoln
                                                                                       National Convertible Securities
                                                                                       Fund, Inc. and Lincoln National
                                                                                       Income Fund, Inc.
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Michael P. Buckley    Senior Vice                   Vice President/Portfolio           Mr. Buckley has served in various
                      President/Director of         Manager/Senior Municipal Bond      executive capacities within Delaware
                      Municipal Research            Analyst                            Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Stephen R. Cianci     Senior Vice                   Senior Vice President/Senior       Mr. Cianci has served in various
                      President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                      Manager                                                          Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Robert F. Collins     Senior Vice                   Vice President/Senior Portfolio    Mr. Collins has served in various
                      President/Senior Portfolio    Manager                            executive capacities within Delaware
                      Manager                                                          Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------

--------------------- -------------------------------- ---------------------------------- ---------------------------------
Name and Principal    Positions and Offices with       Positions and Offices with         Other Positions and Offices Held
Business Address      Manager                          Registrant
--------------------- -------------------------------- ---------------------------------- ---------------------------------
George E. Deming      Senior Vice President/Senior     Senior Vice President/Senior       Mr. Deming has served in various
                      Portfolio Manager                Portfolio Manager                  executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Timothy G. Connors    Senior Vice President/Chief      Senior Vice President/Chief        Mr. Connors has served in various
                      Investment Officer - Value       Investment Officer - Value         executive capacities within
                      Investing                        Investing                          Delaware Investments

                                                                                          Senior Vice President/Chief
                                                                                          Investment Officer - Value
                                                                                          Investing of Lincoln National
                                                                                          Investment Companies, Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
John B. Fields        Senior Vice President/Senior     Senior Vice President/Senior       Mr. Fields has served in various
                      Portfolio Manager                Portfolio Manager                  executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Brian Funk            Senior Vice President/Senior     Vice President/Senior High Yield   Mr. Funk has served in various
                      Research Analyst                 Analyst                            executive capacities within
                                                                                          Delaware Investments
----------------------------------------------------- ---------------------------------- ----------------------------------
Brent C. Garrels      Senior Vice President/Senior     Vice President/High Yield Analyst  Mr. Garrels has served in various
                      Research Analyst                                                    executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Paul Grillo           Senior Vice President/Senior     Vice President/Senior Portfolio    Mr. Grillo has served in various
                      Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Jonathan Hatcher(2)   Senior Vice President/Senior     Senior Vice President/Senior       Mr. Hatcher has served in various
                      Research Analyst                 Research Analyst                   executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Carolyn McIntyre(3)   Senior Vice President/Human      None                               Ms. McIntyre has served in
                      Resources                                                           various executive capacities
                                                                                          within Delaware Investments

                                                                                          Senior Vice President/Human
                                                                                          Resources - Lincoln National
                                                                                          Investment Companies, Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Francis X. Morris     Senior Vice                      Director, Fundamental              Mr. Morris has served in various
                      President/Director,              Research/Senior Portfolio Manager  executive capacities within
                      Fundamental Research/Senior                                         Delaware Investments
                      Portfolio Manager
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Brian L.              Senior Vice President/Chief      Chief Compliance Officer           Mr. Murray has served in various
Murray, Jr.(4)        Compliance Officer                                                  executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Susan L. Natalini     Senior Vice President/Global     None                               Ms. Natalini has served in
                      Marketing & Client Services                                         various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
D. Tysen Nutt(5)      Senior Vice President/Head of    Senior Vice President/Head of      Mr. Nutt has served in various
                      Large Cap Value                  Large Cap Value                    executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
David P. O'Connor     Senior Vice President/ General   Senior Vice President/Associate    Mr. O'Connor has served in
                      Counsel/Chief Legal Officer      General Counsel/Assistant          various executive capacities
                                                       Secretary                          within Delaware Investments

                                                                                          Vice President/Associate General
                                                                                          Counsel/Assistant Secretary -
                                                                                          Lincoln National Investment
                                                                                          Companies, Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
John J. O'Connor      Senior Vice                      Senior Vice President/Treasurer    Mr. O'Connor has served in
                      President/Investment Accounting                                     various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Philip R. Perkins(6)  Senior Vice President/Senior     Senior Vice President/Senior       Mr. Perkins has served in various
                      Portfolio Manager                Portfolio Manager                  executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Timothy L. Rabe       Senior Vice President/Senior     Senior Vice President/Senior       Mr. Rabe has served in various
                      Portfolio Manager/Head of High   Portfolio Manager                  executive capacities within
                      Yield                                                               Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
James L. Shields      Senior Vice President/Chief      None                               Mr. Shields has served in various
                      Information Officer                                                 executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Jeffrey S.            Senior Vice President/Chief      Senior Vice President/Chief        Mr. Van Harte has served in
Van Harte(7)          Investment Officer - Focus       Investment Officer - Focus Growth  various executive capacities
                      Growth                                                              within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Gary T. Abrams        Vice President/Senior Equity     None                               Mr. Abrams has served in various
                      Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Christopher S.        Vice President/Portfolio         Vice President/Portfolio           Mr. Adams has served in various
Adams                 Manager/Senior Equity Analyst    Manager/Senior Equity Analyst      executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Renee E. Anderson     Vice President/Senior Equity     Vice President/Senior Equity       Mr. Anderson has served in
                      Analyst II                       Analyst II                         various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Damon J. Andres       Vice President/Senior Fixed      Vice President/Senior Fixed        Mr. Andres has served in various
                      Income Portfolio Manager I       Income Portfolio Manager           executive capacities within
                                                                                          Delaware Investments

                                                                                          Vice President - Lincoln National
                                                                                          Convertible Securities Fund, Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Richard E. Biester    Vice President/Equity Trader     None                               Mr. Biester has served in various
                                                                                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Christopher J.        Vice President/Senior            Vice President/Senior Portfolio    Mr. Bonavico has served in
Bonavico(8)           Portfolio Manager                Manager                            various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Vincent A.            Vice President/Senior Equity     None                               Mr. Brancaccio has served in
Brancaccio            Trader                                                              various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Edward J. Brennan     Vice President/Private           Assistant Vice President/Fixed     Mr. Brennan has served in various
                      Placement Analyst                Income Structural Analyst II       executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Kenneth F. Broad(9)   Vice President/Senior            Vice President/Senior Portfolio    Mr. Broad has served in various
                      Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Mary Ellen M.         Vice President/Client Services   Vice President/Client Services     Ms. Carrozza has served in
Carrozza                                                                                  various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Stephen G. Catricks   Vice President/Equity Analyst    Vice President/Equity Analyst II   Mr. Catricks has served in
                      II                                                                  various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
David F. Connor       Vice President/Deputy General    Vice President/Deputy General      Mr. Connor has served in various
                      Counsel/Secretary                Counsel/Assistant Secretary        executive capacities within
                                                                                          Delaware Investments

                                                                                          Vice President/Deputy General
                                                                                          Counsel/Assistant Secretary -
                                                                                          Lincoln National Investment
                                                                                          Companies, Inc.

                                                                                          Secretary - Lincoln National
                                                                                          Convertible Securities Fund, Inc.
                                                                                          and Lincoln National Income Fund,
                                                                                          Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Stephen J. Czepiel    Vice President/Senior Fixed      None                               Mr. Czepiel has served in various
                      Income Trader                                                       executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Joseph F. DeMichele   Vice President/High Grade        None                               Mr. DeMichele has served in
                      Trading                                                             various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Christopher M.        Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Ericksen has served in
Ericksen(10)          Manager                                                             various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Joel A. Ettinger      Vice President/Taxation          Vice President/Taxation            Mr. Ettinger has served in
                                                                                          various executive capacities
                                                                                          within Delaware Investments

                                                                                          Vice President/Taxation - Lincoln
                                                                                          National Investment Companies,
                                                                                          Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Phoebe W. Figland     Vice President/Investment        Vice President/Investment          Ms. Figland has served in various
                      Accounting                       Accounting                         executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------

--------------------- -------------------------------- ---------------------------------- ---------------------------------
Name and Principal    Positions and Offices with       Positions and Offices with         Other Positions and Offices Held
Business Address      Manager                          Registrant
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Joseph Fiorilla       Vice President/Trading           None                               Mr. Fiorilla has served in
                      Operations                                                          various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Charles E. Fish       Vice President/Senior Equity     None                               Mr. Fish has served in various
                      Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Clifford M.           Vice President/Senior Bond       None                               Mr. Fisher has served in various
Fisher(11)            Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Patrick G.            Vice President/Senior            Vice President/Senior Portfolio    Mr. Fortier has served in various
Fortier(12)           Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Denise A.             Vice President/Portfolio         Vice President/Portfolio           Ms. Franchetti has served in
Franchetti            Manager/Municipal Bond Credit    Manager/Municipal Bond Credit      various executive capacities
                      Analyst                          Analyst                            within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
James A. Furgele      Vice President/Investment        Vice President/Investment          Mr. Furgele has served in various
                      Accounting                       Accounting                         executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Daniel V. Geatens     Vice President/Investment        Vice President/Investment          Mr. Geatens has served in various
                      Accounting                       Accounting                         executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Stuart M. George      Vice President/Equity Trader     None                               Mr. George has served in various
                                                                                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Barry S. Gladstein    Vice President/Portfolio         Vice President/Equity Analyst      Mr. Gladstein has served in
                      Analyst                                                             various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Brian T. Hannon       Vice President/Senior            Vice President/Senior Portfolio    Mr. Hannon has served in various
                      Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Lisa L. Hansen(13)    Vice President/Head Trader of    Vice President/Head Trader of      Ms. Hansen has served in various
                      Focus Growth Equity Trading      Focus Growth Equity Trading        executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Gregory M.            Vice President/Senior Research   Vice President/Senior Research     Mr. Heywood has served in various
Heywood(14)           Analyst                          Analyst                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Michael E. Hughes     Vice President/Senior Equity     Vice President/Senior Equity       Mr. Hughes has served in various
                      Analyst I                        Analyst I                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Jeffrey W. Hynoski    Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Hynoski has served in various
                      Manager                                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Jordan L. Irving(15)  Vice President/Senior            Vice President/Senior Portfolio    Mr. Irving has served in various
                      Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Cynthia Isom          Vice President/Senior            Vice President/Portfolio Manager   Ms. Isom has served in various
                      Portfolio Manager                                                   executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Kenneth R. Jackson    Vice President/Equity Analyst    Vice President/Equity Analyst      Mr. Jackson has served in various
                                                                                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Andrew Kronschnabel   Vice President/High Grade        None                               Mr. Kronschnabel has served in
                      Trader                                                              various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Roseanne L. Kropp     Vice President/Senior Fund       Vice President/Senior Fund         Ms. Kropp has served in various
                      Analyst II/High Yield            Analyst II/High Yield              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Nikhil G. Lalvani     Vice President/Senior Equity     Vice President/Senior Equity       Mr. Lalvani has served in various
                      Analyst I                        Analyst I                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Steven T. Lampe       Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Lampe has served in various
                      Manager                                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Alfio Leone IV        Vice President/High Grade        None                               Mr. Leone has served in various
                      Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Anthony A.            Vice President/Senior            Vice President/Senior Portfolio    Mr. Lombardi has served in
Lombardi(16)          Portfolio Manager                Manager                            various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Charles (Tom) T.      Vice President/High Yield        None                               Mr. McClintic has served in
McClintic             Trader                                                              various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- -----------------------------------
Andrew M.             Vice President/Senior            Vice President/Senior Portfolio    Mr. McCullagh has served in
McCullagh, Jr.        Portfolio Manager                Manager                            various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Michael S. Morris     Vice President/Portfolio         Vice President/Senior Equity       Mr. Morris has served in various
                      Manager                          Analyst                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Scott Moses           Vice President/Fixed Income      None                               Mr. Moses has served in various
                      Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
John R. Murray        Vice President/Senior Equity     None                               Mr. Murray has served in various
                      Analyst                                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Philip O. Obazee      Vice President/Derivatives       Vice President/Derivatives         Mr. Obazee has served in various
                      Manager                          Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Donald G. Padilla     Vice President/Equity Analyst    Vice President/Equity Analyst II   Mr. Padilla has served in various
                      II                                                                  executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Daniel J.             Vice President/Senior            Vice President/Senior Portfolio    Mr. Prislin has served in various
Prislin(17)           Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Craig S. Remsen       Vice President/Research Analyst  None                               Mr. Remsen has served in various
                                                                                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Joseph T. Rogina      Vice President/Equity Trader     None                               Mr. Rogina has served in various
                                                                                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Richard Salus         Vice President/Deputy            None                               Mr. Salus has served in various
                      Controller                                                          executive capacities within
                                                                                          Delaware Investments

                                                                                          Vice President/Deputy Controller
                                                                                          - Lincoln National Investment
                                                                                          Companies, Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Kevin C. Schildt      Vice President/Senior            Vice President/Senior Research     Mr. Schildt has served in various
                      Municipal Credit Analyst         Analyst                            executive capacities within
                                                                                          Delaware Investments

--------------------- -------------------------------- ---------------------------------- ---------------------------------
Richard D. Seidel     Vice President/Assistant         None                               Mr. Seidel has served in various
                      Controller/Manager - Payroll                                        executive capacities within
                                                                                          Delaware Investments

                                                                                          Vice President/Assistant
                                                                                          Controller/Manager - Payroll -
                                                                                          Lincoln National Investment
                                                                                          Companies, Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Thomas Socha          Vice President/Senior Fixed      Vice President/Senior Fixed        Mr. Socha has served in various
                      Income Analyst                   Income Analyst                     executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Brenda L. Sprigman    Vice President/Business          None                               Ms. Sprigman has served in
                      Manager - Fixed Income                                              various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Matthew J. Stephens   Vice President/Senior High       Vice President/Senior High Grade   Mr. Stephens has served in
                      Grade Analyst                    Analyst                            various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Michael T. Taggart    Vice President/Facilities &      None                               Mr. Taggart has served in various
                      Administrative Services                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Matthew Todorow(18)   Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Todorow has served in various
                      Manager                                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Spencer M. Tullo      Vice President/Fixed Income      None                               Mr. Tullo has served in various
                      Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Robert A.             Vice President/Senior            Vice President/Senior Portfolio    Mr. Vogel has served in various
Vogel, Jr.(19)        Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Lori P. Wachs         Vice President/Portfolio         Vice President/Portfolio Manager   Ms. Wachs has served in various
                      Manager                                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Laura A. Wagner       Vice President/Investment        Vice President/Investment          Ms. Wagner has served in various
                      Accounting                       Accounting                         executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
James J. Wright       Vice President/Senior Equity     Vice President/Senior Equity       Mr. Wright has served in various
                      Analyst                          Analyst                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
--------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Senior Research Analyst, Strong Capital Management, 2000-2002.

(3)  Head of Human Resources, Lincoln Life, 2001-2003.

(4)  Associate General Counsel, Franklin Templeton Investments, 1998-2002.

(5)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(6)  Managing Director/Global Markets, Deutsche Bank, 1998-2003.

(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(9)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(11) Vice President/Municipal Bond, Advest, Inc., 1999-2002.

(12) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(15) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(17) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(18) Executive Director/Portfolio Manager, Morgan Stanley Investment Management,
     1994-2003.

(19) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Information regarding the directors and officers of Mondrian Investment Partners
Limited  ("Mondrian") and the positions held with the Registrant during the past two years is provided below.  Unless  otherwise  noted,  the principal  business address of each  director and officer of Mondrian is Third Floor,  80 Cheapside,
London, England EC2V 6EE.

---------------------------- --------------------------------------------------------------------------------------------
Name and Principal Business  Positions and Offices with Mondrian  and its affiliates
Address                      and other Positions and Offices Held
---------------------------- --------------------------------------------------------------------------------------------
David G. Tilles              Managing Director, Chief Investment Officer and Director of Mondrian Investment Partners
                             Limited
---------------------------- --------------------------------------------------------------------------------------------
Elizabeth A. Desmond         Regional Research Director and Director of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
John Emberson                Chief Operating Officer, Finance Director and Director of Mondrian Investment Partners
                             Limited
---------------------------- --------------------------------------------------------------------------------------------
Clive A. Gillmore            Deputy Managing Director and Director of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
John Kirk                    Investment Director and Director of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
G. Roger H. Kitson           Director (Non-executive) of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Nigel G. May                 Regional Research Director and Director of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Christopher A. Moth          Chief Investment Officer - Global Fixed Income & Currencies and Director of Mondrian
                             Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Hamish O. Parker             Investment Director and Director of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Robert Akester               Senior Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Fiona A. Barwick             Senior Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Joanna Bates                 Senior Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Ormala Krishnan              Senior Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Emma R. E. Lewis             Senior Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Andrew Miller                Senior Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Hugh A. Serjeant             Senior Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
David Wakefield              Senior Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
James S. Beveridge           Senior Trading Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Len Johnson                  Senior Vice President/Client Services of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Nigel A. Bliss               Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Ginny Chong                  Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Ian Cooke                    Interim Finance Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Richard J. Ginty             Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Frances Lake                 Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Russell Mackie               Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Solomon Peters               Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Dan Philps                   Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Andrew Porter                Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Jonathan Spread              Portfolio Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Jason Andrews                Manager, Investment Administration of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
John L. Barrett              Chief Compliance Officer of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Graham Evans                 Personnel/Premises Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Paul J. Fournel              IT Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Jane Goss                    General Counsel and Company Secretary of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Brian Heywood                Implementation Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Jennifer E. Phimister        Manager, Client Services of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Warren D. Shirvell           Head of Operations of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Bilgin Soylu                 Senior Research Analyst of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Natalie Stone                Trader of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Arthur van Hoogstraten       IT Programme Manager of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------
Boris Veselinovich           Senior Research Analyst of Mondrian Investment Partners Limited
---------------------------- --------------------------------------------------------------------------------------------

Item 27. Principal Underwriters.

     (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

     (b)(1) Information with respect to each officer and partner of the principal  underwriter  and the  Registrant  is  provided  below.
            Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market
            Street, Philadelphia, PA 19103-7094.

------------------------------ ---------------------------------------------- --------------------------------------------
Name and Principal Business    Positions and Offices with Underwriter         Positions and Offices with Registrant
Address
------------------------------ ---------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.    General Partner                                None
------------------------------ ---------------------------------------------- --------------------------------------------
Delaware Capital Management    Limited Partner                                None
------------------------------ ---------------------------------------------- --------------------------------------------
Delaware Investment Advisers   Limited Partner                                None
------------------------------ ---------------------------------------------- --------------------------------------------
Kevin J. Lucey                 President/Chief Executive Officer              None
------------------------------ ---------------------------------------------- --------------------------------------------
Philip N. Russo                Executive Vice President                       None
------------------------------ ---------------------------------------------- --------------------------------------------
Douglas L. Anderson            Senior Vice President/Operations               None
------------------------------ ---------------------------------------------- --------------------------------------------
Michael P. Bishof              Senior Vice President/Investment Accounting    Senior Vice President/Chief Financial
                                                                              Officer
------------------------------ ---------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg             Senior Vice President/Senior Product           None
                               Manager/Communications Manager
------------------------------ ---------------------------------------------- --------------------------------------------
Deb Landsman-Yaros             Senior Vice President/Head of Retail           None
                               Investor Services
------------------------------ ---------------------------------------------- --------------------------------------------
Thomas M. McConnell            Senior Vice President/Senior 529 Plans         None
                               Product Manager
------------------------------ ---------------------------------------------- --------------------------------------------
Carolyn McIntyre               Senior Vice President/Human Resources          None
------------------------------ ---------------------------------------------- --------------------------------------------
Brian L. Murray, Jr.           Senior Vice President/Compliance               Senior Vice President/Chief Compliance
                                                                              Officer
------------------------------ ---------------------------------------------- --------------------------------------------
David P. O'Connor              Senior Vice President/Strategic Investment     Senior Vice President/Strategic Investment
                               Relationships and Initiatives/General Counsel  Relationships and Initiatives/General
                                                                              Counsel/Chief Legal Officer
------------------------------ ---------------------------------------------- --------------------------------------------
Daniel J. Perullo              Senior Vice President/Eastern Director,        None
                               Institutional Sales
------------------------------ ---------------------------------------------- --------------------------------------------
Robert E. Powers               Senior Vice President/Senior Domestic Sales    None
                               Manager
------------------------------ ---------------------------------------------- --------------------------------------------
Richard Salus                  Senior Vice President/Controller/              None
                               Treasurer/Financial Operations Principal
------------------------------ ---------------------------------------------- --------------------------------------------
James L. Shields               Senior Vice President/Chief Information        None
                               Officer
------------------------------ ---------------------------------------------- --------------------------------------------
Trevor M. Blum                 Vice President/Senior Consultant               None
                               Relationship Manager
------------------------------ ---------------------------------------------- --------------------------------------------
E. Zoe Bradley                 Vice President/Product Management Manager      None
------------------------------ ---------------------------------------------- --------------------------------------------
Mel Carrozza                   Vice President/Client Services                 None
------------------------------ ---------------------------------------------- --------------------------------------------
Anthony G. Ciavarelli          Vice President/Counsel/Assistant Secretary     Vice President/Associate General
                                                                              Counsel/Assistant Secretary
------------------------------ ---------------------------------------------- --------------------------------------------
Elisa C. Colkitt               Vice President/Broker Dealer Operations &      None
                               Service Support
------------------------------ ---------------------------------------------- --------------------------------------------
David F. Connor                Vice President/Deputy General                  Vice President/Deputy General
                               Counsel/Assistant Secretary                    Counsel/Secretary
------------------------------ ---------------------------------------------- --------------------------------------------
Joel A. Ettinger               Vice President/Taxation                        Vice President/Taxation
------------------------------ ---------------------------------------------- --------------------------------------------
Edward M. Grant                Vice President/Senior Domestic Sales Manager   None
------------------------------ ---------------------------------------------- --------------------------------------------
Audrey Kohart                  Vice President/Financial Planning and          None
                               Reporting
------------------------------ ---------------------------------------------- --------------------------------------------
Josephine O'Brien              Vice President/RFP Group Manager               None
------------------------------ ---------------------------------------------- --------------------------------------------
Robinder Pal                   Vice President/Senior Retail                   None
                               e-Business/Production Services Manager
------------------------------ ---------------------------------------------- --------------------------------------------
Marlene D. Petter              Vice President/Marketing Communications        None
------------------------------ ---------------------------------------------- --------------------------------------------
Christian Reimer               Vice President/529 Plans Product Manager       None
------------------------------ ---------------------------------------------- --------------------------------------------
Richard D. Seidel              Vice President/Assistant                       None
                               Controller/Assistant Treasurer
------------------------------ ---------------------------------------------- --------------------------------------------
Michael T. Taggart             Vice President/Facilities & Administrative     None
                               Services
------------------------------ ---------------------------------------------- --------------------------------------------
Molly Thompson                 Vice President/Associate Product Management    None
                               Manager
------------------------------ ---------------------------------------------- --------------------------------------------
Kathryn R. Williams            Vice President/Senior Counsel/Assistant        Vice President/Associate General
                               Secretary                                      Counsel/Assistant Secretary
------------------------------ ---------------------------------------------- --------------------------------------------

          (a)(2) Lincoln Financial Distributors,  Inc. (LFD) serves as financial intermediary  wholesaler for all the mutual funds in the
                 Delaware Investments Family of Funds.

          (b)(2) Information with respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted, the principal business address of each officer and partner of
                 LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

----------------------------- -------------------------------- ------------------------------------------
Name and Principal Business   Positions and Office with LFD      Positions and Offices with Registrant
Address
----------------------------- -------------------------------- ------------------------------------------
Westley V. Thompson           President and
                              Chief Executive Officer                            None
----------------------------- -------------------------------- ------------------------------------------
David M. Kittredge            Senior Vice President                              None
----------------------------- -------------------------------- ------------------------------------------
William C. Miller             Senior Vice President                              None
----------------------------- -------------------------------- ------------------------------------------
Terrance Mullen               Senior Vice President                              None
----------------------------- -------------------------------- ------------------------------------------
Donald Roberson               Senior Vice President                              None
----------------------------- -------------------------------- ------------------------------------------
David L. Ahrendt(3)           Vice President                                     None
----------------------------- -------------------------------- ------------------------------------------
Duane L. Bernt(2)             Vice President and
                              Treasurer                                          None
----------------------------- -------------------------------- ------------------------------------------
Nancy Briguglio               Vice President                                     None
----------------------------- -------------------------------- ------------------------------------------
Patrick J. Caulfield(1)       Vice President and
                              Chief Compliance                                   None
                              Officer
----------------------------- -------------------------------- ------------------------------------------
Daniel P. Hickey(2)           Vice President                                     None
----------------------------- -------------------------------- ------------------------------------------
Karina Istvan                 Vice President                                     None
----------------------------- -------------------------------- ------------------------------------------
Rochelle Krombolz             Vice President                                     None
----------------------------- -------------------------------- ------------------------------------------
William Lamoin                Vice President                                     None
----------------------------- -------------------------------- ------------------------------------------
Diane McCarthy                Vice President, Chief
                              Financial Officer                                  None
                              and Chief Administrative
                              Officer
----------------------------- -------------------------------- ------------------------------------------
Henry Orvin                   Vice President                                     None
----------------------------- -------------------------------- ------------------------------------------
James Ryan                    Vice President                                     None
----------------------------- -------------------------------- ------------------------------------------
Gregory Smith                 Vice President                                     None
----------------------------- -------------------------------- ------------------------------------------
Marjorie Snelling             Vice President                                     None
----------------------------- -------------------------------- ------------------------------------------
Marilyn K. Ondecker(3)        Secretary                                          None
----------------------------- -------------------------------- ------------------------------------------

--------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103

(2) 1500 Market Street, Philadelphia, PA 19103

(3) 1300 Clinton Street, Fort Wayne, IN 46802
--------------------------------------------------------------------------------

               (c)      Not Applicable.

Item 28.       Location of Accounts and Records.

               All accounts and records are maintained in  Philadelphia  at 2005
               Market Street, Philadelphia, PA 19103-7094.

Item 29.       Management Services.  None.

Item 30.       Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto duly  authorized,  in this City of Philadelphia  and  Commonwealth of Pennsylvania on this 27th day of
January, 2006.

                                   DELAWARE GROUP GLOBAL AND INTERNATIONAL FUNDS

                                              By:  /s/ Jude T. Driscoll
                                                     Jude T. Driscoll
                                                        Chairman

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                       Title                           Date
--------------------------------------------------------------------------------

/s/ Jude T. Driscoll            Chairman/President/Chief        January 27, 2006
Jude T. Driscoll                Executive Officer (Principal
                                Executive Officer) and
                                Trustee

/s/ Thomas L. Bennett     *     Trustee                         January 27, 2006
Thomas L. Bennett

/s/ John A. Fry           *     Trustee                         January 27, 2006
John A. Fry

/s/ Anthony D, Knerr      *     Trustee                         January 27, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth   *     Trustee                         January 27, 2006
Lucinda S. Landreth

/s/ Ann R. Leven          *     Trustee                         January 27, 2006
Ann R. Leven

/s/ Thomas F. Madison     *     Trustee                         January 27, 2006
Thomas F. Madison

/s/ Janet L. Yeomans      *     Trustee                         January 27, 2006
Janet L. Yeomans

/s/ J. Richard Zecher     *     Trustee                         January 27, 2006
J. Richard Zecher

/s/ Michael P. Bishof     *     Senior Vice President/Chief     January 27, 2006
Michael P. Bishof               Financial Officer (Principal
                                Financial Officer)

                                         * By: /s/ Jude T. Driscoll
                                                   Jude T. Driscoll
                                                  as Attorney-in-Fact for
                                               each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits

                                       to

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.         Exhibit

EX-99.(b)           Amended and Restated By-Laws (May 19, 2005)

EX-99(e)(1)(iii)    Amendment  No. 1 (October  31,  2005) to  Appendix A to
                    Second   Amended   and   Restated   Financial   Intermediary
                    Distribution Agreement

EX-99(h)(2)(i)      Executed Amendment No. 30 to Schedule A (October 1, 2005) of
                    Delaware   Investments   Family  of  Funds  Fund  Accounting
                    Agreement

EX-99.(n)           Plan under Rule 18f-3 (October 31, 2005)

EX-99.(p)(3)        Code of Ethics for Lincoln Financial Distributors, Inc.
                    (April 2005)